UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds (Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240 (Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240 (Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 962-4600

Date of fiscal year end:      12/31/08

Date of reporting period:       09/30/08

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2008

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	7
Asset Allocation	9
Equity Income	16
Growth & Income	20
Growth	25
Select Value	28
Aggressive Opportunities	31
Discovery	35
International	40
Diversified Assets	46
Core Bond Index	50
500 Stock Index	63
Broad Market Index	69
Mid/Small Company Index	94
Overseas Equity Index	117
Model Portfolio Savings Oriented	128
Model Portfolio Conservative Growth	129
Model Portfolio Traditional Growth	130
Model Portfolio Long-Term Growth	131
Model Portfolio All-Equity Growth	132
Milestone Retirement Income	133
Milestone 2010	134
Milestone 2015	135
Milestone 2020	136
Milestone 2025	137
Milestone 2030	138
Milestone 2035	139
Milestone 2040	140

Notes to the Schedules of Investments	141

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
CASH EQUIVALENTS—98.7%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $374,696,263)	374,696,263	$374,696,263
TOTAL INVESTMENTS—98.7%
(Cost $374,696,263)		374,696,263
Other assets less liabilities—1.3%		4,965,577
NET ASSETS—100.0%		$379,661,840

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—42.0%
Biotechnology—0.4%
Amgen, Inc.
4.000%	11/18/2009		$1,800,000	$1,783,496
Capital Markets—5.2%
Bank of New York Mellon Corp. (The)
5.125%	08/27/2013		6,660,000	6,356,004
Citigroup, Inc.
4.504%	05/15/2018	#	7,186,000	5,425,465
Citigroup, Inc.
4.125%	02/22/2010		1,250,000	1,153,959
JPMorgan Chase & Co.
4.750%	05/01/2013		6,900,000	6,427,860
JPMorgan Chase & Co.
6.750%	02/01/2011		1,240,000	1,244,811
Northern Trust Corp.
5.500%	08/15/2013		4,290,000	4,297,615
				24,905,714
Chemicals—0.1%
Nalco Co.
7.750%	11/15/2011		545,000	536,825
Commercial Banks—9.4%
Bank of America Corp. MTN
4.900%	05/01/2013		1,000,000	905,547
Bank of America Corp.
4.875%	09/15/2012	†	3,910,000	3,616,238
Bank of America Corp.
4.375%	12/01/2010		1,240,000	1,190,002
Bank of America Corp.
6.600%	05/15/2010		400,000	393,867
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		7,440,000	7,425,209
Glitnir Banki HF (Iceland)
6.375%	09/25/2012	ˆ	6,270,000	4,754,290
M&T Bank Corp.
5.375%	05/24/2012		6,680,000	6,272,159
Marshall & Ilsley Corp.
5.626%	08/17/2009	†	6,500,000	6,317,324
SunTrust Banks, Inc.
5.250%	11/05/2012		6,700,000	6,024,171
Toronto-Dominion Bank MTN (Canada)
5.759%	09/10/2010	#	EUR 750,000	1,044,650
U.S. Bancorp MTN
3.198%	05/06/2010	#	1,200,000	1,183,855
Wachovia Bank NA
7.800%	08/18/2010	†	1,750,000	1,458,076
Wachovia Corp.
2.961%	06/01/2010	#	3,280,000	2,536,975
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,226,377
				44,348,740
Commercial Services & Supplies—0.2%
Allied Waste North America, Inc.
7.875%	04/15/2013		580,000	578,550
Corrections Corp. of America
6.250%	03/15/2013		550,000	517,000
				1,095,550
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		$1,250,000	$1,276,753
Computers & Peripherals—0.3%
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,282,904
Consumer Finance—5.5%
American Express Credit Corp., Series C
7.300%	08/20/2013		2,450,000	2,365,463
Capital One Bank USA NA
4.250%	12/01/2008		3,750,000	3,718,189
Caterpillar Financial Services Corp., Series F MTN
3.750%	05/15/2009		2,065,000	2,033,044
CIT Group, Inc.
4.250%	02/01/2010	†	275,000	181,302
CIT Group, Inc.
3.075%	07/28/2011	#	125,000	76,342
CIT Group, Inc.
2.939%	03/12/2010	#†	5,780,000	4,170,623
Household Finance Corp.
6.375%	10/15/2011		3,150,000	3,119,036
Household Finance Corp.
4.750%	05/15/2009	†	4,480,000	4,413,557
International Lease Finance Corp.
6.375%	03/25/2013		3,200,000	2,022,592
John Deere Capital Corp. MTN
3.485%	01/18/2011	#	1,170,000	1,170,474
SLM Corp., Series A MTN
2.940%	07/27/2009	#†	3,160,000	2,782,004
				26,052,626
Diversified Financial Services—7.0%
Allstate Life Global Funding Trust, Series 2004-1
4.500%	05/29/2009		3,750,000	3,713,051
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	6,000,000	5,730,641
General Electric Capital Corp. MTN
4.875%	10/21/2010	†	4,060,000	3,932,484
General Electric Capital Corp., Series A MTN
4.250%	09/13/2010		4,600,000	4,398,055
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,492,155
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011	†	1,150,000	1,172,161
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		1,200,000	1,215,492
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,109,755
Private Export Funding Corp., Series I
7.200%	01/15/2010		1,850,000	1,941,699
TIAA Global Markets, Inc.
5.125%	10/10/2012	ˆ	4,900,000	4,994,227
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,254,266
				31,953,986

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—2.9%
AT&T, Inc.
4.950%	01/15/2013		$900,000	$863,019
BellSouth Corp.
4.200%	09/15/2009		3,262,000	3,218,485
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,218,300
Frontier Communications Corp.
6.250%	01/15/2013		615,000	578,869
Qwest Capital Funding, Inc.
7.250%	02/15/2011		265,000	249,100
SBC Communications, Inc.
4.125%	09/15/2009		2,000,000	1,984,660
Sprint Capital Corp.
8.375%	03/15/2012		590,000	531,381
Verizon Communications, Inc.
4.350%	02/15/2013		3,745,000	3,496,668
Verizon Global Funding Corp.
7.250%	12/01/2010		1,250,000	1,301,388
				13,441,870
Electric Utilities—0.7%
Duke Energy Corp.
6.250%	01/15/2012		1,165,000	1,200,276
Exelon Corp.
6.750%	05/01/2011		750,000	756,075
Exelon Generation Co. LLC
6.950%	06/15/2011		450,000	455,981
Mirant Americas Generation LLC
8.300%	05/01/2011	†	520,000	503,100
				2,915,432
Electronic Equipment, Instruments & Components—0.1%
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	†	575,000	560,893
Food & Staples Retailing—0.4%
CVS Caremark Corp.
4.000%	09/15/2009		2,000,000	1,961,744
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011		575,000	546,250
Health Care Providers & Services—0.4%
DaVita, Inc.
6.625%	03/15/2013		600,000	573,000
UnitedHealth Group, Inc.
2.891%	03/02/2009	#	800,000	792,447
US Oncology, Inc.
9.000%	08/15/2012		590,000	592,950
				1,958,397
Household Durables—0.3%
KB Home
8.625%	12/15/2008	†	1,260,000	1,266,300
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
8.750%	05/15/2013	ˆ	545,000	550,450
Insurance—0.1%
American International Group, Inc.
4.700%	10/01/2010	†	$1,000,000	$681,628
Machinery—0.3%
Bombardier, Inc. (Canada)
6.750%	05/01/2012	†ˆ	590,000	569,350
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
4.304%	08/13/2010	#	845,000	843,682
				1,413,032
Media—0.9%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,259,254
CSC Holdings, Inc., Series B
7.625%	04/01/2011		595,000	574,175
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013		560,000	555,800
Echostar DBS Corp.
6.375%	10/01/2011		600,000	553,500
Lamar Media Corp.
7.250%	01/01/2013	†	610,000	555,100
				4,497,829
Metals & Mining—2.6%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	5,426,738
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013	†	5,974,000	5,862,406
Steel Dynamics, Inc.
7.375%	11/01/2012		585,000	538,200
				11,827,344
Multi-National—1.0%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 2,300,000	3,285,415
International Bank for Reconstruction & Development (Supranational)
3.125%	11/15/2011		1,200,000	1,188,600
				4,474,015
Oil, Gas & Consumable Fuels—1.0%
Dynegy Holdings, Inc.
6.875%	04/01/2011		590,000	539,850
Pemex Project Funding Master Trust
7.875%	02/01/2009		2,350,000	2,383,925
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		1,860,000	1,962,616
				4,886,391
Paper & Forest Products—0.2%
Georgia-Pacific LLC
8.125%	05/15/2011		500,000	497,500
Rock-Tenn Co.
8.200%	08/15/2011		555,000	571,650
				1,069,150
Personal Products—0.3%
Procter & Gamble Co. MTN
2.994%	03/09/2010	#	1,280,000	1,277,156
Pharmaceuticals—0.3%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,189,276

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Software—0.3%
Oracle Corp.
5.000%	01/15/2011		$1,547,000	$1,584,621
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	328,250
Tobacco—1.5%
Philip Morris International, Inc.
4.875%	05/16/2013		7,384,000	7,284,663
TOTAL CORPORATE OBLIGATIONS
(Cost $208,992,001)				196,951,285

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.1%
U.S. Government Agency Obligations—8.1%
Federal Home Loan Bank
5.000%	09/18/2009	†	4,395,000	4,466,551
Federal Home Loan Bank
2.200%	04/01/2009		2,225,000	2,214,215
Federal Home Loan Bank Discount Notes
2.104%	10/17/2008	†	2,400,000	2,397,620
Federal Home Loan Mortgage Corp.
3.250%	02/25/2011		8,000,000	7,982,583
2.875%	06/28/2010		2,970,000	2,957,553
Federal Home Loan Mortgage Corp. MTN
3.000%	04/01/2011		6,000,000	5,928,366
Federal National Mortgage Association
3.500%	04/28/2011		7,500,000	7,508,355
3.250%	02/10/2010		4,430,000	4,436,344
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,016,245)				37,891,587

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—10.0%
U.S. Government Agency Mortgage-Backed Securities—10.0%
Federal Home Loan Mortgage Corp.
4.386%	10/01/2034	#	3,890,368	3,949,395
Federal Home Loan Mortgage Corp. REMICS
4.250%	06/15/2024		1,331,301	1,331,135
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		1,902,192	1,911,105
Federal National Mortgage Association
5.782%	10/01/2036	#	2,780,143	2,863,663
5.093%	09/01/2034	#	443,713	448,552
5.075%	10/01/2034	#	3,798,201	3,877,595
4.946%	10/01/2034	#	4,816,491	4,904,901
4.906%	09/01/2034	#	354,470	358,803
4.725%	10/01/2034	#	663,002	672,294
Government National Mortgage Association
6.500%	10/20/2037- 07/20/2038		15,384,024	15,769,549
6.000%	07/20/2038		7,000,628	7,103,776

Government National Mortgage Association
4.500%	08/20/2035		$3,455,963	$3,456,929
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $46,623,229)				46,647,697

U.S. TREASURY OBLIGATIONS—5.6%
U.S. Treasury Notes—5.6%
U.S. Treasury Note
4.875%	04/30/2011	†	2,850,000	3,050,837
4.500%	11/15/2010- 09/30/2011	†	9,650,000	10,187,136
3.125%	11/30/2009	†	4,810,000	4,880,649
2.875%	06/30/2010	†	8,000,000	8,134,376
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,837,276)				26,252,998

SOVEREIGN DEBT OBLIGATIONS—4.1%
Government Issued—4.1%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,225,234
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,396,531
France Treasury Bill (France)
2.300%	12/24/2008		EUR 1,400,000	1,957,143
France Treasury Bill (France)
3.661%	10/02/2008		EUR 1,400,000	1,970,504
German Treasury Bill, Series 0408 (Germany)
4.029%	10/15/2008		EUR 3,875,000	5,447,294
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,209,312
Province of Ontario (Canada)
2.750%	02/22/2011		1,225,000	1,219,120
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	1,700,000	1,810,262
Republic of South Africa (South Africa)
9.125%	05/19/2009	†	2,750,000	2,822,188
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $19,170,831)				19,057,588

ASSET BACKED SECURITIES—25.3%
Automobile—13.6%
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,568,375
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%	09/20/2012	ˆ	1,325,000	1,308,768
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.320%	03/20/2010	ˆ	6,400,000	6,410,362
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
2.528%	04/16/2012	#	1,000,000	935,689
Capital Auto Receivables Asset Trust
Series 2008-1, Class A3A
3.860%	08/15/2012		1,000,000	975,840

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
3.838%	07/15/2014	#	$4,000,000	$3,850,216
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		3,225,000	3,145,199
Carmax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,683,804
Chase Manhattan Auto Owner Trust
Series 2006-A, Class A4
5.360%	01/15/2013		5,900,000	5,910,415
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		2,400,000	2,387,290
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		4,500,000	4,443,046
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,555,366
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	1,930,893
Ford Credit Auto Owner Trust
Series 2006-A, Class A3
5.050%	03/15/2010		226,212	226,257
Ford Credit Auto Owner Trust
Series 2006-B, Class A3
5.260%	10/15/2010		1,662,066	1,665,270
Ford Credit Auto Owner Trust
Series 2007-A, Class A4A
5.470%	06/15/2012		1,825,000	1,761,994
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,082,107
Harley-Davidson Motorcycle Trust
Series 2006-3, Class A3
5.240%	01/15/2012		1,843,564	1,840,787
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,671,629
Honda Auto Receivables Owner Trust
Series 2005-3, Class A4
4.030%	12/20/2010		5,616,626	5,616,944
USAA Auto Owner Trust
Series 2005-2, Class A4
4.170%	02/15/2011		438,831	438,439
USAA Auto Owner Trust
Series 2007-2, Class A3
4.900%	02/15/2012		2,000,000	1,986,349
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		1,100,000	1,082,261
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%	04/20/2011		2,428,291	2,430,796
				63,908,096

Credit Card—10.6%
American Express Credit Account Master Trust
Series 2005-4, Class A
2.558%	01/15/2015	#	$7,363,000	$6,917,882
BA Credit Card Trust
Series 2006-A15, Class A15
2.488%	04/15/2014	#	4,200,000	3,980,512
BA Credit Card Trust
Series 2008-A5, Class A5
3.688%	12/16/2013	#	4,173,000	4,101,862
Bank One Issuance Trust
Series 2004-A6, Class A6
3.940%	04/16/2012		1,000,000	993,926
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
2.568%	09/15/2015	#	1,560,000	1,454,751
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		2,550,000	2,480,501
Chase Issuance Trust
Series 2005-A10, Class A10
4.650%	12/17/2012		3,570,000	3,522,618
Chase Issuance Trust
Series 2007-A15, Class A
4.960%	09/17/2012		1,200,000	1,192,440
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.500%	06/22/2012		4,125,000	4,164,449
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		7,755,000	7,582,263
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	5,754,704
Household Credit Card Master Note Trust I
Series 2007-1, Class A
2.538%	04/15/2013	#	1,500,000	1,451,614
Household Credit Card Master Note Trust I
Series 2007-2, Class A
3.038%	07/15/2013	#	6,400,000	5,979,824
				49,577,346
Utilities—1.1%
Peco Energy Transition Trust
Series 2000-A, Class A3
7.625%	03/01/2010		4,953,938	5,014,490
TOTAL ASSET BACKED SECURITIES
(Cost $120,809,552)				118,499,932

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—3.4%
Mortgage Backed—3.4%
Bank of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
6.234%	01/25/2035	#	1,160,893	1,115,029
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.539%	09/25/2035	#	4,008,716	3,431,419

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.301%	12/19/2035	#	$5,395,177	$4,900,257
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
4.709%	12/25/2034	#	3,118,316	2,901,633
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
4.187%	04/25/2034	#	574,831	563,778
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
4.335%	10/19/2034	#	753,260	663,446
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.342%	03/25/2044	#	804,204	714,513
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.621%	09/25/2034	#	2,042,452	1,521,138
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $17,742,849)				15,811,213

CASH EQUIVALENTS—10.1%

		Shares	Value
Institutional Money Market Funds—8.4%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	32,094,663	32,094,663
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		7,312,402	7,312,402
			39,407,065

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—1.7%
Erste Bank AG
4.500%	10/03/2008	††	$1,000,000	1,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	1,000,000	1,000,000
Natixis
2.991%	10/01/2008	#††	3,996,392	3,996,392
Royal Bank of Scotland plc
2.680%	10/02/2008	††	1,012,737	1,012,737
Societe Generale
4.180%	10/14/2008	††	998,261	998,261
				8,007,390
TOTAL CASH EQUIVALENTS
(Cost $47,414,455)				47,414,455
TOTAL INVESTMENTS—108.6%
(Cost $524,606,438)				508,526,755
Other Assets Less Liabilities—(8.6%)				(40,247,315)
NET ASSETS—100.0%				$468,279,440

Legend to the Schedule of Investments:

EUR	European Monetary Unit

MTN	Medium Term Note

REMICS	Real Estate Mortgage Investment Conduits

#	Rate is subject to change. Rate shown reflects current rate.

†	Denotes all or a portion of security on loan.

ˆ	Securities not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Securities Act Rule 144A. 144A securities represent 5.6% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.8%
Capital Markets—0.3%
Bear Stearns Cos, Inc. (The) MTN
6.820%	03/10/2014	#	$380,000	$313,835
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		100,000	66,920
JPMorgan Chase & Co., Series C MTN
7.330%	06/28/2009	#	505,000	518,321
Lehman Brothers Holdings, Inc., Series G MTN
6.395%	06/02/2009	▲	405,000	52,650
Morgan Stanley, Series F MTN
6.625%	04/01/2018		400,000	265,126
				1,216,852
Commercial Banks—0.0%
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	09/29/2017	#	EUR 100,000	91,051
Consumer Finance—0.2%
SLM Corp. MTN
7.220%	04/01/2014	#	465,000	267,366
SLM Corp. MTN, Series CPI
6.980%	06/01/2009	#	120,000	107,477
SLM Corp. MTN, Series CPI
6.170%	10/08/2008	#	150,000	150,003
				524,846
Diversified Financial Services—0.2%
General Electric Capital Corp.
5.625%	05/01/2018		810,000	685,880
Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
7.030%	12/10/2013	#	275,000	263,717
TOTAL CORPORATE OBLIGATIONS
(Cost $3,601,206)				2,782,346

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.3%
U.S. Government Agency Obligations—0.3%
Federal Home Loan Bank Discount Notes
1.649%	10/02/2008		200,000	199,982
Federal National Mortgage Association
6.162%	02/17/2009		780,000	780,975
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $987,214)				980,957

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—1.0%
U.S. Government Agency Mortgage-Backed Securities—1.0%
Federal National Mortgage Association
5.500%	06/01/2037		1,000,000	998,239
5.500%	10/25/2038	TBA	2,000,000	1,994,688
5.000%	08/01/2038		500,000	487,597
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $3,458,438)				3,480,524
U.S. TREASURY OBLIGATIONS—91.6%
U.S. Treasury Inflation Protected Securities Bonds—30.1%
U.S. Treasury Bond
3.875%	04/15/2029		$8,235,000	$13,180,233
3.625%	04/15/2028	†‡‡	4,240,000	6,635,821
3.375%	04/15/2032	†	510,000	724,735
2.375%	01/15/2025- 01/15/2027	†	42,435,000	46,804,372
2.000%	01/15/2026		17,280,000	17,491,513
1.750%	01/15/2028		22,528,000	20,586,739
				105,423,413
U.S. Treasury Inflation Protected Securities Notes—61.5%
U.S. Treasury Note
4.250%	01/15/2010		4,520,000	6,083,966
4.000%	08/15/2018		4,000,000	4,058,128
3.500%	01/15/2011		4,640,000	6,100,116
3.375%	01/15/2012		2,600,000	3,379,103
3.000%	07/15/2012		24,275,000	30,920,257
2.625%	07/15/2017		4,155,000	4,542,728
2.500%	07/15/2016		6,230,000	6,947,349
2.375%	04/15/2011- 01/15/2017		28,915,000	32,174,744
2.000%	04/15/2012- 01/15/2016		33,805,000	38,703,993
1.875%	07/15/2013- 07/15/2015		19,490,000	22,925,178
1.625%	01/15/2015- 01/15/2018	†	31,360,000	32,010,299
1.375%	07/15/2018		4,755,000	4,393,549
0.875%	04/15/2010		6,105,000	6,965,579
0.625%	04/15/2013	†	16,965,000	16,667,561
				215,872,550
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $334,248,569)				321,295,963

SOVEREIGN DEBT OBLIGATIONS—0.7%
Government Issued—0.7%
France Government Bond (France)
3.150%	07/25/2032		EUR 45,712	73,831
France Government Bond (France)
3.000%	07/25/2012		EUR 1,520,000	2,233,892
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $2,686,240)				2,307,723

ASSET BACKED SECURITIES—0.3%
Credit Card—0.3%
BA Credit Card Trust
Series 2008-A5, Class A5
3.688%	12/16/2013	#	1,000,000	982,953
Other—0.0%
Small Business Administration Participation Certificates
Series 2008-20D, Class 1
5.370%	04/01/2028		200,000	198,191
TOTAL ASSET BACKED SECURITIES
(Cost $1,200,000)				1,181,144

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.1%
Mortgage Backed—0.1%
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1
3.378%	03/20/2047	#
(Cost $500,265)			$677,052	$416,141

		Shares	Value
PURCHASED OPTIONS—0.0%
IRO USD 2 Year Call Swaption, Expires 02/04/2011, Strike 3.50
(Cost $55,000)		5,000,000	40,079

CASH EQUIVALENTS—12.0%
Institutional Money Market Funds—9.4%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	5,000,000	5,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	16,303,205	16,303,205
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		11,809,175	11,809,175
			33,112,380

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.6%
Erste Bank AG
4.500%	10/03/2008	††	$1,000,000	1,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	1,000,000	1,000,000
Natixis
2.991%	10/01/2008	#††	4,995,490	4,995,490
Royal Bank of Scotland plc
2.680%	10/02/2008	††	1,012,737	1,012,737
Societe Generale
4.180%	10/14/2008	††	998,261	998,261
				9,006,488
TOTAL CASH EQUIVALENTS
(Cost $42,118,868)				42,118,868
TOTAL INVESTMENTS—106.8%
(Cost $388,855,800)				374,603,745
Other Assets Less Liabilities—(6.8%)				(23,894,410)
NET ASSETS—100.0%				$350,709,335

Legend to the Schedule of Investments:

EUR	European Monetary Unit

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.

▲	Security in default.

TBA	To be announced.

‡‡	Security has been pledged as collateral for futures contracts.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—84.9%
Aerospace & Defense—2.3%
Boeing Co. (The)		34,151	$1,958,560
General Dynamics Corp.		18,179	1,338,338
Goodrich Corp.		5,772	240,115
Honeywell International, Inc.		34,314	1,425,747
L-3 Communications Holdings, Inc.		5,664	556,885
Lockheed Martin Corp.		15,360	1,684,531
Northrop Grumman Corp.		15,444	934,980
Precision Castparts Corp.		6,429	506,477
Raytheon Co.		18,979	1,015,566
Rockwell Collins, Inc.		7,612	366,061
United Technologies Corp.		44,656	2,682,039
			12,709,299
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc.		7,757	395,297
Expeditors International of Washington, Inc.		9,672	336,972
FedEx Corp.		14,357	1,134,777
United Parcel Service, Inc., Class B		46,511	2,925,077
			4,792,123
Airlines—0.1%
Southwest Airlines Co.		33,860	491,309
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	11,044	169,083
Johnson Controls, Inc.		27,393	830,830
			999,913
Automobiles—0.2%
Ford Motor Co.	*†	100,868	524,514
General Motors Corp.	†	24,816	234,511
Harley-Davidson, Inc.	†	10,714	399,632
			1,158,657
Beverages—2.4%
Anheuser-Busch Cos, Inc.		32,884	2,133,514
Brown-Forman Corp., Class B	†	3,664	263,112
Coca-Cola Co. (The)		91,163	4,820,699
Coca-Cola Enterprises, Inc.		14,629	245,328
Constellation Brands, Inc., Class A	*†	8,617	184,921
Molson Coors Brewing Co., Class B		6,466	302,286
Pepsi Bottling Group, Inc.		5,916	172,570
PepsiCo, Inc.		71,978	5,129,872
			13,252,302
Biotechnology—1.4%
Amgen, Inc.	*	48,567	2,878,566
Biogen Idec, Inc.	*	13,123	659,956
Celgene Corp.	*	20,627	1,305,276
Genzyme Corp.	*	12,394	1,002,551
Gilead Sciences, Inc.	*	42,712	1,946,813
			7,793,162
Building Products—0.1%
Masco Corp.	†	16,608	297,947
Capital Markets—2.4%
American Capital Ltd.	†	8,976	$228,978
Ameriprise Financial, Inc.		10,442	398,885
Bank of New York Mellon Corp. (The)		52,514	1,710,906
Charles Schwab Corp. (The)		43,200	1,123,200
E*Trade Financial Corp.	*†	18,346	51,369
Federated Investors, Inc., Class B		4,054	116,958
Franklin Resources, Inc.		7,025	619,113
Goldman Sachs Group, Inc. (The)		20,012	2,561,536
Invesco Ltd.	†	17,795	373,339
Janus Capital Group, Inc.	†	7,815	189,748
Legg Mason, Inc.		6,539	248,874
Merrill Lynch & Co., Inc.		70,501	1,783,675
Morgan Stanley		50,822	1,168,906
Northern Trust Corp.		10,198	736,296
State Street Corp.		19,918	1,132,936
T. Rowe Price Group, Inc.	†	11,620	624,110
			13,068,829
Chemicals—1.7%
Air Products & Chemicals, Inc.		9,858	675,174
Ashland, Inc.		3,106	90,819
CF Industries Holdings, Inc.		2,592	237,064
Dow Chemical Co. (The)	†	42,576	1,353,065
E.I. Du Pont de Nemours & Co.		41,425	1,669,428
Eastman Chemical Co.		3,534	194,582
Ecolab, Inc.		8,001	388,209
Hercules, Inc.		4,386	86,799
International Flavors & Fragrances, Inc.	†	3,888	153,421
Monsanto Co.		25,198	2,494,098
PPG Industries, Inc.		7,572	441,599
Praxair, Inc.		14,532	1,042,526
Rohm & Haas Co.		5,685	397,950
Sigma-Aldrich Corp.		5,903	309,435
			9,534,169
Commercial Banks—2.5%
BB&T Corp.	†	25,350	958,230
Comerica, Inc.	†	7,218	236,678
Fifth Third Bancorp	†	26,644	317,064
First Horizon National Corp.	†	9,308	87,119
Huntington Bancshares, Inc.	†	15,606	124,692
KeyCorp		22,821	272,483
M&T Bank Corp.		3,525	314,606
Marshall & Ilsley Corp.		11,451	230,738
National City Corp.	†	35,118	61,457
PNC Financial Services Group, Inc.		15,985	1,194,079
Regions Financial Corp.	†	32,130	308,448
SunTrust Banks, Inc.		16,396	737,656
U.S. Bancorp		80,369	2,894,891
Wachovia Corp.	†	97,843	342,450
Wells Fargo & Co.		152,657	5,729,217
Zions Bancorporation	†	4,920	190,404
			14,000,212
Commercial Services & Supplies—0.3%
Allied Waste Industries, Inc.	*	15,505	172,261
Avery Dennison Corp.		4,917	218,708
Cintas Corp.		6,084	174,672
Pitney Bowes, Inc.		10,038	333,864

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
R.R. Donnelley & Sons Co.		9,448	$231,759
Waste Management, Inc.		22,778	717,279
			1,848,543
Communications Equipment—2.2%
Ciena Corp.	*†	3,922	39,534
Cisco Systems, Inc.	*	271,057	6,115,046
Corning, Inc.		72,796	1,138,529
Harris Corp.		6,191	286,024
JDS Uniphase Corp.	*†	9,473	80,142
Juniper Networks, Inc.	*	25,076	528,351
Motorola, Inc.		105,079	750,264
QUALCOMM, Inc.		75,188	3,230,828
Tellabs, Inc.	*	19,893	80,766
			12,249,484
Computers & Peripherals—3.8%
Apple, Inc.	*	40,869	4,645,170
Dell, Inc.	*	79,695	1,313,374
EMC Corp.	*	95,328	1,140,123
Hewlett-Packard Co.		112,602	5,206,716
International Business Machines Corp.		62,334	7,290,585
Lexmark International, Inc., Class A	*†	4,059	132,202
NetApp, Inc.	*†	15,104	275,346
QLogic Corp.	*†	6,052	92,959
SanDisk Corp.	*†	9,800	191,590
Sun Microsystems, Inc.	*†	34,737	264,001
Teradata Corp.	*	8,056	157,092
			20,709,158
Construction & Engineering—0.1%
Fluor Corp.		8,258	459,971
Jacobs Engineering Group, Inc.	*	5,446	295,772
			755,743
Construction Materials—0.1%
Vulcan Materials Co.	†	4,749	353,800
Consumer Finance—0.6%
American Express Co.		53,191	1,884,557
Capital One Financial Corp.	†	17,161	875,211
Discover Financial Services	†	22,045	304,662
SLM Corp.	*†	21,467	264,903
			3,329,333
Containers & Packaging—0.1%
Ball Corp.		4,556	179,917
Bemis Co., Inc.	†	5,148	134,929
Pactiv Corp.	*	6,199	153,921
Sealed Air Corp.		7,079	155,667
			624,434
Distributors—0.1%
Genuine Parts Co.		7,626	306,641
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,701	278,769
H&R Block, Inc.		14,400	327,600
			606,369
Diversified Financial Services—4.2%
Bank of America Corp.		209,288	7,325,080
CIT Group, Inc.		13,165	91,628
Citigroup, Inc.		250,898	$5,145,918
CME Group, Inc.		3,085	1,146,108
IntercontinentalExchange, Inc.	*	3,478	280,605
JPMorgan Chase & Co.		169,327	7,907,571
Leucadia National Corp.	†	7,783	353,660
Moody’s Corp.	†	9,463	321,742
NYSE Euronext		11,987	469,651
			23,041,963
Diversified Telecommunication Services—2.3%
AT&T, Inc.		271,167	7,570,983
CenturyTel, Inc.	†	5,012	183,690
Embarq Corp.	†	6,503	263,697
Frontier Communications Corp.	†	14,413	165,749
Qwest Communications International, Inc.	†	71,276	230,221
Verizon Communications, Inc.		131,219	4,210,818
Windstream Corp.		19,512	213,461
			12,838,619
Electric Utilities—1.8%
Allegheny Energy, Inc.	†	7,790	286,438
American Electric Power Co., Inc.		18,558	687,203
Duke Energy Corp.		58,355	1,017,128
Edison International		15,031	599,737
Entergy Corp.		8,838	786,670
Exelon Corp.		30,358	1,901,018
FirstEnergy Corp.		13,920	932,501
FPL Group, Inc.		18,845	947,903
Pepco Holdings, Inc.	†	8,794	201,471
Pinnacle West Capital Corp.		4,372	150,440
PPL Corp.		17,328	641,483
Progress Energy, Inc.	†	11,761	507,252
Southern Co.		35,164	1,325,331
			9,984,575
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A	†	8,037	321,078
Emerson Electric Co.		35,421	1,444,823
Rockwell Automation, Inc.		7,187	268,362
			2,034,263
Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc.	*	16,831	499,208
Amphenol Corp., Class A		8,129	326,298
Jabil Circuit, Inc.		8,930	85,192
Molex, Inc.	†	6,227	139,796
Tyco Electronics Ltd. (Bermuda)		22,179	613,471
			1,663,965
Energy Equipment & Services—2.3%
Baker Hughes, Inc.		14,220	860,879
BJ Services Co.		14,353	274,573
Cameron International Corp.	*†	10,006	385,631
ENSCO International, Inc.	†	6,778	390,616
Halliburton Co.		40,472	1,310,888
Nabors Industries Ltd. (Bermuda)	*	12,925	322,091
National Oilwell Varco, Inc.	*	19,107	959,745
Noble Corp.		11,980	525,922
Rowan Cos, Inc.	†	4,817	147,159
Schlumberger Ltd.		55,343	4,321,735
Smith International, Inc.	†	9,935	582,589
Transocean, Inc.	*	14,611	1,604,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Weatherford International Ltd.	*	31,401	$789,421
			12,476,121
Food & Staples Retailing—2.5%
Costco Wholesale Corp.		20,192	1,311,067
CVS Caremark Corp.		65,842	2,216,242
Kroger Co. (The)		30,800	846,384
Safeway, Inc.		19,776	469,087
SUPERVALU, Inc.		9,799	212,638
SYSCO Corp.		27,245	839,963
Walgreen Co.		45,220	1,400,011
Wal-Mart Stores, Inc.		103,135	6,176,755
Whole Foods Market, Inc.	†	6,058	121,342
			13,593,489
Food Products—1.5%
Archer-Daniels-Midland Co.	†	29,723	651,231
Campbell Soup Co.		9,478	365,851
ConAgra Foods, Inc.		20,632	401,499
Dean Foods Co.	*	7,029	164,197
General Mills, Inc.		15,679	1,077,461
H.J. Heinz Co.		14,736	736,358
Hershey Co. (The)	†	7,857	310,666
Kellogg Co.		11,725	657,772
Kraft Foods, Inc., Class A		69,482	2,275,536
McCormick & Co., Inc.		5,813	223,510
Sara Lee Corp.		33,530	423,484
Tyson Foods, Inc., Class A		13,842	165,273
Wm. Wrigley Jr. Co.		9,736	773,038
			8,225,876
Gas Utilities—0.1%
Nicor, Inc.	†	1,963	87,059
Questar Corp.		7,999	327,319
			414,378
Health Care Equipment & Supplies—2.0%
Baxter International, Inc.		29,138	1,912,327
Becton Dickinson & Co.		11,237	901,881
Boston Scientific Corp.	*	67,307	825,857
C.R. Bard, Inc.		4,555	432,133
Covidien Ltd.		22,725	1,221,696
Hospira, Inc.	*	7,127	272,251
Intuitive Surgical, Inc.	*	1,707	411,353
Medtronic, Inc.		52,035	2,606,953
St. Jude Medical, Inc.	*	15,532	675,487
Stryker Corp.		11,413	711,030
Varian Medical Systems, Inc.	*	5,760	329,069
Zimmer Holdings, Inc.	*	10,391	670,843
			10,970,880
Health Care Providers & Services—1.7%
Aetna, Inc.		21,757	785,645
AmerisourceBergen Corp.		7,477	281,509
Cardinal Health, Inc.		16,840	829,875
Cigna Corp.		12,680	430,866
Coventry Health Care, Inc.	*	6,999	227,818
DaVita, Inc.	*	4,826	275,130
Express Scripts, Inc.	*	11,461	846,051
Humana, Inc.	*	7,657	315,468
Laboratory Corp. of America Holdings	*†	5,130	356,535
McKesson Corp.		12,639	680,105
Medco Health Solutions, Inc.	*	23,597	1,061,865
Patterson Cos, Inc.	*	3,837	116,683
Quest Diagnostics, Inc.		7,162	$370,061
Tenet Healthcare Corp.	*†	19,138	106,216
UnitedHealth Group, Inc.		56,176	1,426,309
WellPoint, Inc.	*	23,934	1,119,393
			9,229,529
Health Care Technology—0.0%
IMS Health, Inc.		8,795	166,313
Hotels, Restaurants & Leisure—1.2%
Carnival Corp.		19,796	699,789
Darden Restaurants, Inc.		6,534	187,068
International Game Technology		14,815	254,522
Marriott International, Inc., Class A		13,987	364,921
McDonald’s Corp.		51,731	3,191,803
Starbucks Corp.	*	33,638	500,197
Starwood Hotels & Resorts Worldwide, Inc.		8,614	242,398
Wendy’s/Arby’s Group, Inc., Class A		15,160	79,740
Wyndham Worldwide Corp.		8,923	140,180
Yum! Brands, Inc.		21,865	713,018
			6,373,636
Household Durables—0.4%
Black & Decker Corp.	†	2,731	165,908
Centex Corp.		5,370	86,994
D.R. Horton, Inc.		11,960	155,719
Fortune Brands, Inc.		6,876	394,407
Harman International Industries, Inc.		2,854	97,236
KB Home	†	3,394	66,794
Leggett & Platt, Inc.		8,064	175,714
Lennar Corp., Class A		5,972	90,715
Newell Rubbermaid, Inc.		11,995	207,034
Pulte Homes, Inc.	†	9,419	131,583
Snap-On, Inc.		2,539	133,704
Stanley Works (The)	†	3,363	140,372
Whirlpool Corp.	†	3,383	268,238
			2,114,418
Household Products—2.4%
Clorox Co.	†	6,602	413,879
Colgate-Palmolive Co.		23,114	1,741,640
Kimberly-Clark Corp.		19,156	1,242,075
Procter & Gamble Co.		139,311	9,708,584
			13,106,178
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	31,037	362,823
Constellation Energy Group, Inc.		7,847	190,682
Dynegy, Inc., Class A	*	20,516	73,447
			626,952
Industrial Conglomerates—2.7%
3M Co.		32,248	2,202,861
General Electric Co.		456,829	11,649,139
Textron, Inc.	†	11,678	341,932
Tyco International Ltd. (Bermuda)		22,179	776,709
			14,970,641
Insurance—2.5%
Aflac, Inc.		21,905	1,286,919
Allstate Corp. (The)		24,983	1,152,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.		123,701	$411,924
AON Corp.		12,810	575,938
Assurant, Inc.		5,471	300,905
Chubb Corp.		16,634	913,207
Cincinnati Financial Corp.	†	7,627	216,912
Genworth Financial, Inc., Class A	†	19,514	168,016
Hartford Financial Services Group, Inc.		13,900	569,761
Lincoln National Corp.		11,849	507,256
Loews Corp.		16,494	651,348
Marsh & McLennan Cos, Inc.		23,662	751,505
MBIA, Inc.	†	9,669	115,061
MetLife, Inc.		31,680	1,774,080
Principal Financial Group, Inc.		12,337	536,536
Progressive Corp. (The)		31,212	543,089
Prudential Financial, Inc.		19,482	1,402,704
Torchmark Corp.	†	4,024	240,635
Travelers Cos, Inc. (The)		27,256	1,231,971
Unum Group		15,895	398,964
XL Capital Ltd., Class A (Bermuda)		13,995	251,070
			14,000,017
Internet & Catalog Retail—0.2%
Amazon.com, Inc.	*	14,413	1,048,690
Expedia, Inc.	*	9,280	140,221
			1,188,911
Internet Software & Services—1.3%
Akamai Technologies, Inc.	*†	7,142	124,556
eBay, Inc.	*	50,401	1,127,974
Google, Inc., Class A	*	10,969	4,393,304
VeriSign, Inc.	*†	9,201	239,962
Yahoo! Inc.	*	63,405	1,096,907
			6,982,703
IT Services—0.8%
Affiliated Computer Services, Inc., Class A	*	4,312	218,316
Automatic Data Processing, Inc.		23,476	1,003,599
Cognizant Technology Solutions Corp., Class A	*	13,454	307,155
Computer Sciences Corp.	*	7,162	287,841
Convergys Corp.	*†	6,879	101,672
Fidelity National Information Services, Inc.	†	8,753	161,580
Fiserv, Inc.	*	7,568	358,118
Mastercard, Inc., Class A	†	3,346	593,346
Paychex, Inc.		14,802	488,910
Total System Services, Inc.		9,144	149,962
Unisys Corp.	*	13,879	38,167
Western Union Co. (The)		33,663	830,466
			4,539,132
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	12,583	193,526
Hasbro, Inc.		6,233	216,410
Mattel, Inc.		17,004	306,752
			716,688
Life Sciences Tools & Services—0.3%
Applied Biosystems, Inc.		8,032	275,096
Millipore Corp.	*†	2,546	175,165
PerkinElmer, Inc.		5,757	143,752
Thermo Fisher Scientific, Inc.	*	19,378	$1,065,790
Waters Corp.	*	4,564	265,534
			1,925,337
Machinery—1.4%
Caterpillar, Inc.		28,083	1,673,747
Cummins, Inc.		9,100	397,852
Danaher Corp.		11,709	812,605
Deere & Co.		19,701	975,199
Dover Corp.		8,920	361,706
Eaton Corp.		7,668	430,788
Illinois Tool Works, Inc.		18,598	826,681
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	†	15,161	472,568
ITT Corp.		8,141	452,721
Manitowoc Co., Inc. (The)	†	5,703	88,682
PACCAR, Inc.	†	16,759	640,026
Pall Corp.	†	5,917	203,486
Parker Hannifin Corp.		7,971	422,463
Terex Corp.	*	4,319	131,816
			7,890,340
Media—2.2%
CBS Corp., Class B		31,677	461,851
Comcast Corp., Class A		134,628	2,642,748
DIRECTV Group, Inc. (The)	*	26,125	683,691
Gannett Co., Inc.	†	10,491	177,403
Interpublic Group of Cos, Inc.	*†	21,982	170,361
McGraw-Hill Cos., Inc. (The)		14,843	469,187
Meredith Corp.	†	1,895	53,136
New York Times Co. (The), Class A		6,241	89,184
News Corp., Class A		105,672	1,267,007
Omnicom Group, Inc.		14,742	568,452
Scripps Networks Interactive, Inc., Class A	†	3,760	136,526
Time Warner, Inc.		164,450	2,155,939
Viacom, Inc., Class B	*	28,130	698,749
Walt Disney Co. (The)		86,134	2,643,452
Washington Post Co. (The), Class B		265	147,541
			12,365,227
Metals & Mining—0.7%
AK Steel Holding Corp.		5,177	134,188
Alcoa, Inc.		37,526	847,337
Allegheny Technologies, Inc.	†	4,545	134,305
Freeport-McMoRan Copper & Gold, Inc.		17,714	1,007,041
Newmont Mining Corp.		21,069	816,634
Nucor Corp.		14,605	576,897
Titanium Metals Corp.	†	3,978	45,111
United States Steel Corp.		5,420	420,646
			3,982,159
Multiline Retail—0.7%
Big Lots, Inc.	*†	3,784	105,309
Dillard’s, Inc., Class A	†	2,579	30,432
Family Dollar Stores, Inc.		6,445	152,746
J.C. Penney Co., Inc.		10,233	341,168
Kohl’s Corp.	*†	13,803	636,042
Macy’s, Inc.		19,402	348,848
Nordstrom, Inc.	†	7,924	228,370
Sears Holdings Corp.	*†	2,505	234,218
Target Corp.		34,475	1,690,999
			3,768,132

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Multi-Utilities—1.0%
Ameren Corp.		9,698	$378,513
Centerpoint Energy, Inc.		15,770	229,769
CMS Energy Corp.	†	9,922	123,727
Consolidated Edison, Inc.	†	12,180	523,253
Dominion Resources, Inc.		26,866	1,149,327
DTE Energy Co.		7,766	311,572
Integrys Energy Group, Inc.		3,300	164,802
NiSource, Inc.		11,857	175,009
PG&E Corp.		16,542	619,498
Public Service Enterprise Group, Inc.		23,458	769,188
Sempra Energy		11,367	573,693
TECO Energy, Inc.		9,094	143,049
Xcel Energy, Inc.		19,456	388,925
			5,550,325
Office Electronics—0.1%
Xerox Corp.		40,240	463,967
Oil, Gas & Consumable Fuels—9.1%
Anadarko Petroleum Corp.		21,613	1,048,447
Apache Corp.		15,312	1,596,735
Cabot Oil & Gas Corp.		4,497	162,522
Chesapeake Energy Corp.	†	23,688	849,452
Chevron Corp.		94,308	7,778,524
ConocoPhillips		70,115	5,135,924
Consol Energy, Inc.		8,392	385,109
Devon Energy Corp.		20,434	1,863,581
El Paso Corp.	†	31,393	400,575
EOG Resources, Inc.		11,478	1,026,822
Exxon Mobil Corp.		238,601	18,529,754
Hess Corp.		12,826	1,052,758
Marathon Oil Corp.		32,489	1,295,336
Massey Energy Co.		3,705	132,157
Murphy Oil Corp.		8,786	563,534
Noble Energy, Inc.		7,770	431,934
Occidental Petroleum Corp.		37,419	2,636,168
Peabody Energy Corp.		12,462	560,790
Pioneer Natural Resources Co.	†	5,515	288,324
Range Resources Corp.		6,784	290,830
Southwestern Energy Co.	*	15,833	483,540
Spectra Energy Corp.		27,942	665,020
Sunoco, Inc.		5,391	191,812
Tesoro Corp.	†	6,213	102,452
Valero Energy Corp.		24,108	730,472
Williams Cos, Inc.		27,086	640,584
XTO Energy, Inc.		25,343	1,178,956
			50,022,112
Paper & Forest Products—0.2%
International Paper Co.		19,914	521,348
MeadWestvaco Corp.		7,851	183,007
Weyerhaeuser Co.		9,586	580,720
			1,285,075
Personal Products—0.2%
Avon Products, Inc.		19,873	826,120
Estee Lauder Cos, Inc. (The), Class A	†	5,057	252,395
			1,078,515
Pharmaceuticals—5.7%
Abbott Laboratories		71,119	4,095,032
Allergan, Inc.		13,872	714,408
Barr Pharmaceuticals, Inc.	*	5,021	$327,871
Bristol-Myers Squibb Co.		90,646	1,889,969
Eli Lilly & Co.		46,158	2,032,337
Forest Laboratories, Inc.	*	14,323	405,054
Johnson & Johnson		128,609	8,910,032
King Pharmaceuticals, Inc.	*	10,183	97,553
Merck & Co., Inc.		98,842	3,119,454
Mylan, Inc.	*†	14,047	160,417
Pfizer, Inc.		310,891	5,732,830
Schering-Plough Corp.		74,996	1,385,176
Watson Pharmaceuticals, Inc.	*†	4,259	121,381
Wyeth		61,524	2,272,697
			31,264,211
Professional Services—0.1%
Equifax, Inc.		6,441	221,892
Monster Worldwide, Inc.	*†	5,522	82,333
Robert Half International, Inc.	†	7,514	185,972
			490,197
Real Estate Investment Trusts (REIT)—1.1%
Apartment Investment & Management Co., Class A REIT		4,315	151,111
AvalonBay Communities, Inc. REIT	†	3,501	344,568
Boston Properties, Inc. REIT	†	5,498	514,943
Developers Diversified Realty Corp. REIT	†	5,585	176,989
Equity Residential REIT		12,749	566,183
General Growth Properties, Inc. REIT		10,498	158,520
HCP, Inc. REIT	†	11,609	465,869
Host Hotels & Resorts, Inc. REIT		23,370	310,587
Kimco Realty Corp. REIT	†	10,476	386,984
Plum Creek Timber Co., Inc. REIT	†	8,165	407,107
ProLogis REIT		12,109	499,738
Public Storage REIT	†	5,777	571,981
Simon Property Group, Inc. REIT		10,262	995,414
Vornado Realty Trust REIT	†	6,319	574,713
			6,124,707
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	7,914	105,810
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.		12,909	1,193,179
CSX Corp.		18,515	1,010,364
Norfolk Southern Corp.		17,305	1,145,764
Ryder System, Inc.	†	2,780	172,360
Union Pacific Corp.		23,490	1,671,548
			5,193,215
Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.	*†	28,013	147,068
Altera Corp.	†	13,510	279,387
Analog Devices, Inc.		13,400	353,090
Applied Materials, Inc.		62,930	952,131
Broadcom Corp., Class A	*†	20,382	379,717
Intel Corp.		259,072	4,852,418
KLA-Tencor Corp.		7,992	252,947
Linear Technology Corp.	†	10,609	325,272
LSI Corp.	*	29,693	159,154

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
MEMC Electronic Materials, Inc.	*	10,061	$284,324
Microchip Technology, Inc.	†	8,495	250,008
Micron Technology, Inc.	*†	31,818	128,863
National Semiconductor Corp.		8,995	154,804
Novellus Systems, Inc.	*†	5,537	108,747
Nvidia Corp.	*	24,486	262,245
Teradyne, Inc.	*†	8,399	65,596
Texas Instruments, Inc.		60,988	1,311,242
Xilinx, Inc.	†	13,211	309,798
			10,576,811
Software—3.2%
Adobe Systems, Inc.	*	24,455	965,239
Autodesk, Inc.	*	10,178	341,472
BMC Software, Inc.	*	8,767	250,999
CA, Inc.		18,395	367,164
Citrix Systems, Inc.	*†	7,947	200,741
Compuware Corp.	*	11,759	113,945
Electronic Arts, Inc.	*	14,709	544,086
Intuit, Inc.	*	14,810	468,144
Microsoft Corp.		361,389	9,645,473
Novell, Inc.	*†	17,011	87,437
Oracle Corp.	*	179,998	3,655,759
Salesforce.com, Inc.	*	4,780	231,352
Symantec Corp.	*	38,921	762,073
			17,633,884
Specialty Retail—1.4%
Abercrombie & Fitch Co., Class A		3,919	154,605
AutoNation, Inc.	*†	6,006	67,507
AutoZone, Inc.	*	1,977	243,843
Bed Bath & Beyond, Inc.	*†	12,305	386,500
Best Buy Co., Inc.		15,578	584,175
GameStop Corp., Class A	*†	7,231	247,372
Gap, Inc. (The)		20,911	371,798
Home Depot, Inc.		77,768	2,013,414
Limited Brands, Inc.		13,166	228,035
Lowe’s Cos, Inc.		67,270	1,593,626
Office Depot, Inc.	*	13,041	75,899
RadioShack Corp.	†	5,381	92,984
Sherwin-Williams Co. (The)	†	4,841	276,712
Staples, Inc.		32,067	721,507
Tiffany & Co.	†	5,721	203,210
TJX Cos, Inc.		19,349	590,531
			7,851,718
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	*	15,501	388,145
Jones Apparel Group, Inc.		3,849	71,245
Liz Claiborne, Inc.	†	4,454	73,179
Nike, Inc., Class B		17,710	1,184,799
Polo Ralph Lauren Corp.	†	2,737	182,394
V.F. Corp.	†	3,825	295,711
			2,195,473
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		23,850	440,033
MGIC Investment Corp.	†	3,862	27,150
Sovereign Bancorp, Inc.	†	25,072	99,034
			566,217
Tobacco—1.4%
Altria Group, Inc.		94,151	$1,867,956
Lorillard, Inc.		8,024	570,907
Philip Morris International, Inc.		94,750	4,557,475
Reynolds American, Inc.	†	7,455	362,462
UST, Inc.		6,807	452,938
			7,811,738
Trading Companies & Distributors—0.1%
Fastenal Co.	†	5,932	292,982
W.W. Grainger, Inc.	†	2,928	254,648
			547,630
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	17,834	641,489
Sprint Nextel Corp.		130,646	796,941
			1,438,430
TOTAL COMMON STOCKS
(Cost $447,239,182)			468,271,904

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—4.3%
U.S. Government Agency Obligations—4.3%
Federal Home Loan Bank Discount Notes
2.212%	12/10/2008
(Cost $23,797,761)			$23,900,000	23,784,993

U.S. TREASURY OBLIGATIONS—1.0%
U.S. Treasury Bill—1.0%
U.S. Treasury Bill
0.050%	11/28/2008	‡‡
(Cost $5,494,557)			5,495,000	5,489,329

COMMERCIAL PAPER—8.6%
Banks—2.7%
Bank of Scotland Treasury Services PLC (United Kingdom)
2.814%	12/11/2008		15,000,000	14,884,200
Diversified Financial Services—5.9%
CBA Finance, Inc.
2.703%	12/15/2008		10,000,000	9,918,100
Intesa Funding, LLC
2.768%	12/08/2008		5,000,000	4,963,100
Santander Central Hispano Finance, Inc.
2.860%	12/15/2008		6,000,000	5,950,860
Societe Gentral North America, Inc.
2.758%	12/09/2008		12,000,000	11,910,120
				32,742,180
TOTAL COMMERCIAL PAPER
(Cost $47,736,885)				47,626,380

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
RIGHTS—0.0%
Computers & Peripherals—0.0%
Seagate Technology (Cayman Islands), Expires TBD	*d
(Cost $—)		10,600	$—

CASH EQUIVALENTS—7.1%
Institutional Money Market Funds—5.7%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	20,609,856	20,609,856
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		11,122,654	11,122,654
			31,732,510

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—1.4%
Allied Irish Banks plc
4.500%	10/02/2008	††	$1,000,000	1,000,000
Erste Bank AG
4.500%	10/03/2008	††	1,000,000	1,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	1,000,000	1,000,000
Natixis
2.991%	10/01/2008	#††	2,497,745	2,497,745
Royal Bank of Scotland plc
2.680%	10/02/2008	††	1,012,737	1,012,737
Societe Generale
4.180%	10/14/2008	††	998,261	998,261
				7,508,743
TOTAL CASH EQUIVALENTS
(Cost $39,241,253)				39,241,253

TOTAL INVESTMENTS—105.9%
(Cost $563,509,638)				584,413,859
Other assets less liabilities—(5.9%)				(32,648,047)
NET ASSETS—100.0%				$551,765,812

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

TBD	To be determined

*	Non-income producing.

†	Denotes all or a portion of security on loan.

‡‡	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 09/30/2008.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—1.8%
Boeing Co. (The)		43,300	$2,483,255
Honeywell International, Inc.		345,000	14,334,750
L-3 Communications Holdings, Inc.		84,000	8,258,880
			25,076,885
Air Freight & Logistics—2.1%
FedEx Corp.		320,000	25,292,800
United Parcel Service, Inc., Class B		61,500	3,867,735
			29,160,535
Airlines—0.0%
Southwest Airlines Co.		37,200	539,772
Automobiles—0.3%
Ford Motor Co.	*†	200,000	1,040,000
Harley-Davidson, Inc.	†	80,000	2,984,000
			4,024,000
Biotechnology—0.4%
Amgen, Inc.	*	98,400	5,832,168
Building Products—0.4%
Masco Corp.	†	202,000	3,623,880
USG Corp.	*	77,900	1,994,240
			5,618,120
Capital Markets—2.2%
Bank of New York Mellon Corp. (The)		158,800	5,173,704
Goldman Sachs Group, Inc. (The)		14,900	1,907,200
Legg Mason, Inc.		83,700	3,185,622
Merrill Lynch & Co., Inc.		245,200	6,203,560
UBS AG (Switzerland)	*	832,505	14,602,138
			31,072,224
Chemicals—1.3%
E.I. Du Pont de Nemours & Co.		369,546	14,892,704
International Flavors & Fragrances, Inc.		97,900	3,863,134
			18,755,838
Commercial Banks—2.8%
Allied Irish Banks plc ADR (Ireland)	†	109,100	1,793,604
Fifth Third Bancorp	†	184,500	2,195,550
KeyCorp		167,500	1,999,950
National City Corp.	†	324,000	567,000
Royal Bank of Scotland Group plc (United Kingdom)		158,260	510,533
SunTrust Banks, Inc.		123,000	5,533,770
U.S. Bancorp		209,100	7,531,782
Wachovia Corp.		140,804	492,814
Wells Fargo & Co.		498,700	18,716,211
			39,341,214
Commercial Services & Supplies—0.6%
Avery Dennison Corp.	†	86,100	$3,829,728
Pitney Bowes, Inc.		143,900	4,786,114
			8,615,842
Communications Equipment—0.6%
Alcatel-Lucent ADR (France)	*	389,500	1,495,680
Motorola, Inc.		238,700	1,704,318
Nokia Oyj ADR (Finland)		289,100	5,391,715
			8,591,713
Computers & Peripherals—5.0%
Dell, Inc.	*	2,358,500	38,868,080
International Business Machines Corp.		84,400	9,871,424
Sun Microsystems, Inc.	*	2,874,000	21,842,400
			70,581,904
Construction Materials—1.7%
Cemex SAB de CV ADR (Mexico)	*†	1,202,617	20,709,065
Vulcan Materials Co.	†	55,400	4,127,300
			24,836,365
Consumer Finance—2.8%
American Express Co.		452,800	16,042,704
Capital One Financial Corp.	†	267,200	13,627,200
SLM Corp.	*†	727,800	8,981,052
			38,650,956
Distributors—0.2%
Genuine Parts Co.		67,552	2,716,266
Diversified Consumer Services—0.3%
H&R Block, Inc.		166,100	3,778,775
Diversified Financial Services—3.8%
Bank of America Corp.		513,162	17,960,670
Citigroup, Inc.		572,669	11,745,441
JPMorgan Chase & Co.		512,300	23,924,410
			53,630,521
Diversified Telecommunication Services—4.3%
AT&T, Inc.		662,542	18,498,173
Level 3 Communications, Inc.	*†	7,327,000	19,782,899
Qwest Communications International, Inc.	†	600,000	1,938,000
Verizon Communications, Inc.		588,441	18,883,072
			59,102,144

Electric Utilities—2.3%
Duke Energy Corp.		597,324	10,411,357
Entergy Corp.		140,900	12,541,509
FirstEnergy Corp.		46,700	3,128,433
Pinnacle West Capital Corp.		68,000	2,339,880
Progress Energy, Inc.		78,800	3,398,644
			31,819,823

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.8%
Cooper Industries Ltd., Class A		55,100	$2,201,245
Emerson Electric Co.		219,000	8,933,010
			11,134,255
Electronic Equipment, Instruments & Components—0.1%
Tyco Electronics Ltd. (Bermuda)		33,100	915,546
Energy Equipment & Services—0.3%
BJ Services Co.		103,300	1,976,129
Schlumberger Ltd.		22,300	1,741,407
			3,717,536
Food & Staples Retailing—0.1%
Whole Foods Market, Inc.	†	51,300	1,027,539
Food Products—2.2%
General Mills, Inc.		68,222	4,688,216
H.J. Heinz Co.		102,000	5,096,940
Hershey Co. (The)	†	179,800	7,109,292
Kraft Foods, Inc., Class A		357,124	11,695,811
McCormick & Co., Inc.		52,900	2,034,005
			30,624,264
Health Care Equipment & Supplies—0.8%
Baxter International, Inc.		168,800	11,078,344
Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.		344,700	8,751,933
WellPoint, Inc.	*	250,500	11,715,885
			20,467,818
Hotels, Restaurants & Leisure—3.4%
Carnival Corp.		291,200	10,293,920
Marriott International, Inc., Class A		403,000	10,514,270
MGM MIRAGE	*†	123,000	3,505,500
Yum! Brands, Inc.		751,000	24,490,110
			48,803,800
Household Durables—2.1%
Black & Decker Corp.		25,200	1,530,900
D.R. Horton, Inc.	†	157,500	2,050,650
Fortune Brands, Inc.		86,100	4,938,696
Harman International Industries, Inc.		45,000	1,533,150
Newell Rubbermaid, Inc.		172,200	2,972,172
Stanley Works (The)	†	278,500	11,624,590
Whirlpool Corp.	†	51,700	4,099,293
			28,749,451
Household Products—0.6%
Colgate-Palmolive Co.		24,800	1,868,680
Kimberly-Clark Corp.		51,459	3,336,602
Procter & Gamble Co.		55,400	3,860,826
			9,066,108
Industrial Conglomerates—3.5%
3M Co.		233,000	15,916,230
General Electric Co.		574,800	14,657,400
Koninklijke Philips Electronics NV ADR (Netherlands)		660,000	$17,985,000
			48,558,630
Insurance—6.5%
Allstate Corp. (The)		123,900	5,714,268
American International Group, Inc.		510,514	1,700,012
AON Corp.		427,000	19,197,920
Chubb Corp.		41,100	2,256,390
Fairfax Financial Holdings Ltd. (Canada)	†	112,000	36,792,000
Hartford Financial Services Group, Inc.		107,500	4,406,425
Lincoln National Corp.		94,690	4,053,679
Marsh & McLennan Cos, Inc.		258,300	8,203,608
Progressive Corp. (The)		120,500	2,096,700
Travelers Cos, Inc. (The)		126,006	5,695,471
			90,116,473
Internet & Catalog Retail—1.7%
Liberty Media Corp.— Interactive, Class A	*	1,835,500	23,696,305
Internet Software & Services—2.0%
eBay, Inc.	*	1,116,400	24,985,032
Yahoo! Inc.	*	172,200	2,979,060
			27,964,092
IT Services—0.2%
Computer Sciences Corp.	*	77,300	3,106,687
Leisure Equipment & Products—0.4%
Eastman Kodak Co.	†	156,241	2,402,987
Mattel, Inc.		153,800	2,774,552
			5,177,539
Machinery—1.2%
Illinois Tool Works, Inc.		376,300	16,726,535
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		20,000	623,400
			17,349,935
Media—7.8%
Cablevision Systems Corp., Class A		86,100	2,166,276
CBS Corp., Class B		155,800	2,271,564
DIRECTV Group, Inc. (The)	*	840,000	21,982,800
Gannett Co., Inc.	†	153,300	2,592,303
Liberty Media Corp.— Entertainment, Series A	*	1,475,200	36,835,743
McGraw-Hill Cos., Inc. (The)		135,300	4,276,833
New York Times Co. (The), Class A	†	197,300	2,819,417
Time Warner, Inc.		369,000	4,837,590
Walt Disney Co. (The)		1,056,600	32,427,054
WPP Group plc (United Kingdom)		77,100	623,628
			110,833,208
Metals & Mining—0.4%
Alcoa, Inc.		122,300	2,761,534
Nucor Corp.		55,700	2,200,150
			4,961,684

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Multiline Retail—0.4%
J.C. Penney Co., Inc.	†	135,300	$4,510,902
Macy’s, Inc.		60,000	1,078,800
			5,589,702
Multi-Utilities—1.4%
Dominion Resources, Inc.		222,100	9,501,438
NiSource, Inc.		254,600	3,757,896
PG&E Corp.		64,900	2,430,505
TECO Energy, Inc.		56,900	895,037
Xcel Energy, Inc.		155,600	3,110,444
			19,695,320
Oil, Gas & Consumable Fuels—10.7%
Anadarko Petroleum Corp.		55,000	2,668,050
BP plc ADR (United Kingdom)	†	73,798	3,702,446
Chesapeake Energy Corp.		575,000	20,619,500
Chevron Corp.		141,458	11,667,456
ConocoPhillips		214,600	15,719,450
Exxon Mobil Corp.		166,760	12,950,582
Marathon Oil Corp.		291,400	11,618,118
Murphy Oil Corp.		40,000	2,565,600
Occidental Petroleum Corp.		261,400	18,415,630
Pioneer Natural Resources Co.	†	527,000	27,551,559
Royal Dutch Shell plc, Class A ADR (Netherlands)		122,381	7,221,703
Spectra Energy Corp.		524,012	12,471,486
Sunoco, Inc.	†	79,000	2,810,820
			149,982,400
Paper & Forest Products—0.7%
International Paper Co.		246,000	6,440,280
MeadWestvaco Corp.		116,200	2,708,622
			9,148,902
Pharmaceuticals—5.4%
Abbott Laboratories		51,400	2,959,612
Bristol-Myers Squibb Co.		678,800	14,152,980
Eli Lilly & Co.		140,700	6,195,021
Johnson & Johnson		233,800	16,197,664
Merck & Co., Inc.		148,800	4,696,128
Pfizer, Inc.		917,300	16,915,012
Schering-Plough Corp.		195,500	3,610,885
Wyeth		299,300	11,056,142
			75,783,444
Road & Rail—1.0%
Burlington Northern Santa Fe Corp.		145,000	13,402,350

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.		123,000	3,241,050
Applied Materials, Inc.		706,400	10,687,832
Intel Corp.		122,400	2,292,552
Texas Instruments, Inc.		25,000	537,500
			16,758,934
Software—2.2%
Microsoft Corp.		252,200	$6,731,218
Symantec Corp.	*	1,208,000	23,652,640
			30,383,858
Specialty Retail—1.4%
Bed Bath & Beyond, Inc.	*†	146,900	4,614,129
Home Depot, Inc.		554,000	14,343,060
Office Depot, Inc.	*	181,500	1,056,330
			20,013,519
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association		214,206	327,735
Tobacco—2.6%
Altria Group, Inc.		243,300	4,827,072
Imperial Tobacco Group plc ADR (United Kingdom)	†	189,700	12,638,762
Philip Morris International, Inc.		197,300	9,490,130
UST, Inc.		145,600	9,688,224
			36,644,188
Wireless Telecommunication Services—0.1%
Sprint Nextel Corp.		340,700	2,078,270
TOTAL COMMON STOCKS
(Cost $1,413,288,056)			1,338,902,901

CONVERTIBLE PREFERRED STOCKS—0.5%
Automobiles—0.5%
General Motors Corp., Series B		690,000	6,296,250
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association, Series 08-1	*	77,700	189,588
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,489,349)			6,485,838

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bill—0.3%
U.S. Treasury Bill
1.984%	01/08/2009	†	$4,000,000	3,988,968
1.680%	10/02/2008	†	400,000	399,966

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,378,372)				4,388,934

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
CASH EQUIVALENTS—12.7%
Institutional Money Market Funds—4.2%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	6,754,387	$6,754,387
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		52,643,877	52,643,877
			59,398,264

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—5.8%
Allied Irish Banks plc
4.500%	10/02/2008	††	$7,000,000	7,000,000
Bank of Ireland
4.750%	10/20/2008	††	7,000,000	7,000,000
Erste Bank AG
4.500%	10/03/2008	††	8,000,000	8,000,000
HSH Nordbank AG
2.630%	10/09/2008	††	8,000,066	8,000,066
KBC Bank N.V.
4.250%	10/14/2008	††	8,000,000	8,000,000
Lloyds Bank plc
2.720%	10/10/2008	††	5,024,288	5,024,288
Natixis
2.991%	10/01/2008	#††	10,009,029	10,009,029
Royal Bank of Scotland plc
2.680%	10/02/2008	††	8,101,898	8,101,898
Societe Generale
4.180%	10/14/2008	††	7,986,091	7,986,091
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	10,000,000	10,000,000
				79,121,372
Time Deposits—2.7%
Den Norshe Bank
8.000%	10/01/2008	††	6,000,000	6,000,000
HSBC Holdings plc
2.790%	10/01/2008	††	10,000,000	10,000,000
Landesbank Baden-Weurttemberg
8.000%	10/01/2008	††	6,000,000	6,000,000
Nordea Bank AB
9.000%	10/01/2008	††	6,000,000	6,000,000
Nordeutsche Landesbank G.C.
3.000%	10/01/2008	††	6,000,000	6,000,000
Royal Bank of Canada
3.500%	10/02/2008	††	6,000,000	6,000,000
				40,000,000
TOTAL CASH EQUIVALENTS
(Cost $178,519,636)				178,519,636

TOTAL INVESTMENTS—109.1%
(Cost $1,607,675,413)				1,528,297,309
Other assets less liabilities—(9.1%)				(127,348,336)
NET ASSETS—100.0%				$1,400,948,973

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—1.8%
General Dynamics Corp.		102,300	$7,531,326
Lockheed Martin Corp.		19,900	2,182,433
Precision Castparts Corp.		43,500	3,426,930
Rockwell Collins, Inc.		8,100	389,529
United Technologies Corp.		44,100	2,648,646
			16,178,864
Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.		17,300	602,732
FedEx Corp.		20,000	1,580,800
United Parcel Service, Inc., Class B		104,200	6,553,138
			8,736,670
Airlines—0.2%
Southwest Airlines Co.		100,100	1,452,451
Auto Components—0.2%
Johnson Controls, Inc.		34,700	1,052,451
WABCO Holdings, Inc.		13,500	479,790
			1,532,241
Automobiles—0.3%
Ford Motor Co.	*†	205,600	1,069,120
General Motors Corp.	†	37,000	349,650
Honda Motor Co. Ltd. ADR (Japan)		40,000	1,204,400
			2,623,170
Beverages—1.5%
Coca-Cola Co. (The)		33,200	1,755,616
PepsiCo, Inc.		165,300	11,780,931
			13,536,547
Biotechnology—3.9%
Amgen, Inc.	*	20,500	1,215,035
BioMarin Pharmaceutical, Inc.	*†	23,000	609,270
Celgene Corp.	*	135,000	8,542,800
Genentech, Inc.	*	167,300	14,836,164
Gilead Sciences, Inc.	*	153,700	7,005,646
ImClone Systems, Inc.	*	53,978	3,370,386
			35,579,301
Capital Markets—4.7%
Ameriprise Financial, Inc.		66,000	2,521,200
Bank of New York Mellon Corp. (The)		178,943	5,829,963
BlackRock, Inc.	†	6,100	1,186,450
Charles Schwab Corp. (The)		70,600	1,835,600
Credit Suisse Group AG ADR (Switzerland)		7,300	352,444
Franklin Resources, Inc.		54,500	4,803,085
Goldman Sachs Group, Inc. (The)		127,200	16,281,600
Merrill Lynch & Co., Inc.		19,800	500,940
Morgan Stanley		80,700	1,856,100
Northern Trust Corp.		43,900	3,169,580
State Street Corp.		84,800	4,823,424
			43,160,386
Chemicals—2.6%
Agrium, Inc. (Canada)		57,800	3,241,424
Celanese Corp., Class A		18,600	519,126
E.I. Du Pont de Nemours & Co.		135,700	$5,468,710
Monsanto Co.		72,000	7,126,560
Potash Corp of Saskatchewan (Canada)		33,500	4,422,335
Praxair, Inc.		48,800	3,500,912
			24,279,067
Commercial Banks—2.5%
Fifth Third Bancorp	†	41,000	487,900
PNC Financial Services Group, Inc.		58,000	4,332,600
SunTrust Banks, Inc.		14,600	656,854
U.S. Bancorp		118,600	4,271,972
Wells Fargo & Co.		348,900	13,094,217
			22,843,543
Commercial Services & Supplies—0.5%
Waste Management, Inc.		131,800	4,150,382
Communications Equipment—3.4%
Brocade Communications Systems, Inc.	*	260,300	1,514,946
Cisco Systems, Inc.	*	620,850	14,006,375
Corning, Inc.		23,700	370,668
Juniper Networks, Inc.	*	193,100	4,068,617
Nokia Oyj ADR (Finland)	†	134,600	2,510,290
Polycom, Inc.	*†	37,900	876,627
QUALCOMM, Inc.		183,000	7,863,510
			31,211,033
Computers & Peripherals—3.2%
Apple, Inc.	*	86,100	9,786,126
Dell, Inc.	*	379,600	6,255,808
EMC Corp.	*	69,000	825,240
Hewlett-Packard Co.		144,300	6,672,432
International Business Machines Corp.		8,400	982,464
NetApp, Inc.	*	42,500	774,775
SanDisk Corp.	*†	154,900	3,028,295
Seagate Technology (Cayman Islands)		42,100	510,252
Sun Microsystems, Inc.	*	31,675	240,730
			29,076,122
Construction & Engineering—0.2%
Fluor Corp.		39,200	2,183,440
Foster Wheeler Ltd.	*	300	10,833
			2,194,273
Construction Materials—0.1%
Vulcan Materials Co.		8,800	655,600
Consumer Finance—0.0%
American Express Co.		2,900	102,747
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	10,500	622,650
Diversified Financial Services—5.1%
Bank of America Corp.		330,500	11,567,500
Citigroup, Inc.		497,800	10,209,878
CME Group, Inc.		4,900	1,820,399
IntercontinentalExchange, Inc.	*	15,300	1,234,404
JPMorgan Chase & Co.		482,036	22,511,081
			47,343,262

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—2.1%
AT&T, Inc.		315,706	$8,814,512
Level 3 Communications, Inc.	*†	508,900	1,374,030
tw telecom inc.	*†	132,600	1,377,714
Verizon Communications, Inc.		238,900	7,666,301
			19,232,557
Electric Utilities—1.8%
Allegheny Energy, Inc.		6,800	250,036
Edison International		26,700	1,065,330
Entergy Corp.		49,300	4,388,193
Exelon Corp.		33,600	2,104,032
FPL Group, Inc.		80,700	4,059,210
Pinnacle West Capital Corp.		21,700	746,697
Southern Co.		93,000	3,505,170
			16,118,668
Electrical Equipment—0.2%
Emerson Electric Co.		28,000	1,142,120
Sunpower Corp., Class A	*†	6,400	453,952
Sunpower Corp., Class B	*	900	62,145
			1,658,217
Electronic Equipment, Instruments & Components—0.8%
Agilent Technologies, Inc.	*	54,372	1,612,674
Flextronics International Ltd. (Singapore)	*	105,600	747,648
Ingram Micro, Inc., Class A	*	200,700	3,225,249
Jabil Circuit, Inc.		165,700	1,580,778
Tyco Electronics Ltd. (Bermuda)		7,300	201,918
			7,368,267
Energy Equipment & Services—2.7%
Baker Hughes, Inc.		55,300	3,347,862
BJ Services Co.		39,600	757,548
FMC Technologies, Inc.	*	10,800	502,740
Schlumberger Ltd.		157,600	12,306,984
Smith International, Inc.	†	107,600	6,309,664
Weatherford International Ltd.	*	48,200	1,211,748
			24,436,546
Food & Staples Retailing—2.8%
Costco Wholesale Corp.		33,000	2,142,690
CVS Caremark Corp.		267,086	8,990,114
Kroger Co. (The)		140,700	3,866,436
Safeway, Inc.		104,200	2,471,624
SUPERVALU, Inc.		127,700	2,771,090
SYSCO Corp.		5,700	175,731
Walgreen Co.		18,200	563,472
Wal-Mart Stores, Inc.		73,900	4,425,871
			25,407,028
Food Products—2.0%
Campbell Soup Co.		26,500	1,022,900
ConAgra Foods, Inc.		165,400	3,218,684
General Mills, Inc.		9,900	680,328
Kraft Foods, Inc., Class A		143,582	4,702,311
Nestle SA ADR (Switzerland)		103,950	4,477,646
Sara Lee Corp.		254,000	3,208,020
Unilever NV ADR (Netherlands)		32,100	903,936
			18,213,825
Health Care Equipment & Supplies—3.6%
Alcon, Inc. (Switzerland)		16,100	$2,600,311
Baxter International, Inc.		183,200	12,023,416
Becton Dickinson & Co.		17,400	1,396,524
Covidien Ltd.		27,100	1,456,896
Intuitive Surgical, Inc.	*†	3,900	939,822
Medtronic, Inc.		155,700	7,800,570
St. Jude Medical, Inc.	*	81,800	3,557,482
Stryker Corp.		54,600	3,401,580
			33,176,601
Health Care Providers & Services—3.1%
Aetna, Inc.		204,100	7,370,051
Cardinal Health, Inc.		13,000	640,640
DaVita, Inc.	*	44,500	2,536,945
Express Scripts, Inc.	*	31,800	2,347,476
Health Net, Inc.	*	9,800	231,280
Humana, Inc.	*	46,000	1,895,200
McKesson Corp.		45,800	2,464,498
Medco Health Solutions, Inc.	*	82,900	3,730,500
UnitedHealth Group, Inc.		237,800	6,037,742
WellPoint, Inc.	*	25,100	1,173,927
			28,428,259
Health Care Technology—0.1%
Cerner Corp.	*†	28,100	1,254,384
Hotels, Restaurants & Leisure—1.2%
Carnival Corp.		22,700	802,445
International Game Technology		20,500	352,190
Las Vegas Sands Corp.	*†	59,300	2,141,323
Marriott International, Inc., Class A		57,300	1,494,957
McDonald’s Corp.		40,700	2,511,190
MGM MIRAGE	*†	42,128	1,200,648
Wynn Resorts Ltd.	†	5,100	416,364
Yum! Brands, Inc.		55,600	1,813,116
			10,732,233
Household Durables—0.0%
Jarden Corp.	*†	18,100	424,445
Household Products—0.8%
Energizer Holdings, Inc.	*	14,300	1,151,865
Kimberly-Clark Corp.		90,800	5,887,472
Procter & Gamble Co.		6,475	451,243
			7,490,580
Independent Power Producers & Energy Traders—0.3%
AES Corp. (The)	*	33,700	393,953
NRG Energy, Inc.	*	111,000	2,747,250
			3,141,203
Industrial Conglomerates—2.3%
General Electric Co.		731,700	18,658,350
McDermott International, Inc.	*	11,700	298,935
Tyco International Ltd. (Bermuda)		64,300	2,251,786
			21,209,071
Insurance—2.8%
ACE Ltd. (Switzerland)		149,300	8,081,609
Aflac, Inc.		29,700	1,744,875
Allstate Corp. (The)		107,700	4,967,124
AMBAC Financial Group, Inc.	†	73,800	171,954
Berkshire Hathaway, Inc., Class A	*	11	1,436,600

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chubb Corp.		95,100	$5,220,990
Progressive Corp. (The)		75,200	1,308,480
Prudential Financial, Inc.	†	8,800	633,600
XL Capital Ltd., Class A (Bermuda)		113,300	2,032,602
			25,597,834
Internet & Catalog Retail—0.9%
Amazon.com, Inc.	*	105,900	7,705,284
Expedia, Inc.	*	64,400	973,084
			8,678,368
Internet Software & Services—2.7%
eBay, Inc.	*	134,200	3,003,396
Google, Inc., Class A	*	44,600	17,863,192
Tencent Holdings Ltd. (China)	†	93,400	682,693
VeriSign, Inc.	*†	70,300	1,833,424
Yahoo! Inc.	*	90,700	1,569,110
			24,951,815
IT Services—2.1%
Accenture Ltd., Class A (Bermuda)		80,700	3,066,600
Automatic Data Processing, Inc.		100,800	4,309,200
Cognizant Technology Solutions Corp., Class A	*	31,300	714,579
Fiserv, Inc.	*	50,000	2,366,000
Mastercard, Inc., Class A	†	8,600	1,525,038
Paychex, Inc.		68,300	2,255,949
VeriFone Holdings, Inc.	*†	62,500	1,033,750
Visa, Inc., Class A		35,800	2,197,762
Western Union Co. (The)		85,000	2,096,950
			19,565,828
Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	*	9,800	539,000
Machinery—2.3%
Cummins, Inc.		101,300	4,428,836
Danaher Corp.		135,000	9,369,000
Deere & Co.		10,000	495,000
Illinois Tool Works, Inc.		76,600	3,404,870
Joy Global, Inc.		22,000	993,080
PACCAR, Inc.	†	77,000	2,940,630
			21,631,416
Media—2.5%
CBS Corp., Class B		56,300	820,854
Comcast Corp., Class A		332,550	6,527,956
Discovery Communications, Inc., Class A	*†	60,150	857,138
Discovery Communications, Inc., Class C	*	26,250	371,700
Gannett Co., Inc.	†	72,100	1,219,211
McGraw-Hill Cos., Inc. (The)		80,800	2,554,088
Omnicom Group, Inc.	†	82,800	3,192,768
Shaw Communications, Inc., Class B (Canada)		23,200	471,656
Time Warner Cable, Inc., Class A	*†	46,000	1,113,200
Time Warner, Inc.		268,100	3,514,791
Viacom, Inc., Class B	*	27,100	673,164
Walt Disney Co. (The)		82,200	2,522,718
			23,839,244
Metals & Mining—1.3%
Allegheny Technologies, Inc.	†	54,466	$1,609,470
Barrick Gold Corp. (Canada)		77,900	2,862,046
BHP Billiton Ltd. (Australia)		2,900	75,025
Cleveland-Cliffs, Inc.		79,000	4,182,260
Freeport-McMoRan Copper & Gold, Inc.		38,000	2,160,300
Nucor Corp.		28,000	1,106,000
			11,995,101
Multiline Retail—1.8%
Kohl’s Corp.	*	158,900	7,322,112
Nordstrom, Inc.	†	81,900	2,360,358
Target Corp.		130,500	6,401,025
			16,083,495
Multi-Utilities—1.0%
PG&E Corp.		88,100	3,299,345
SCANA Corp.	†	67,800	2,639,454
TECO Energy, Inc.	†	188,300	2,961,959
			8,900,758
Oil, Gas & Consumable Fuels—5.3%
Anadarko Petroleum Corp.		22,200	1,076,922
Chevron Corp.		115,672	9,540,627
ConocoPhillips		36,300	2,658,975
EOG Resources, Inc.		44,200	3,954,132
Exxon Mobil Corp.		144,500	11,221,870
Marathon Oil Corp.		167,300	6,670,251
Murphy Oil Corp.		300	19,242
Occidental Petroleum Corp.		46,100	3,247,745
Petroleo Brasileiro SA (PN) ADR (Brazil)		37,300	1,395,766
Royal Dutch Shell plc, Class A ADR (Netherlands)		8,300	489,783
Royal Dutch Shell plc, Class B ADR (Netherlands)	†	21,356	1,219,214
Total SA ADR (France)		54,900	3,331,332
XTO Energy, Inc.		96,000	4,465,920
			49,291,779
Paper & Forest Products—0.4%
International Paper Co.		129,700	3,395,546
Personal Products—0.0%
Bare Escentuals, Inc.	*†	32,800	356,536
Pharmaceuticals—5.2%
Abbott Laboratories		146,400	8,429,712
Allergan, Inc.		97,000	4,995,500
AstraZeneca plc ADR (United Kingdom)	†	81,900	3,593,772
Bristol-Myers Squibb Co.		302,100	6,298,785
Forest Laboratories, Inc.	*	57,500	1,626,100
Novartis AG (Registered) (Switzerland)		1,400	73,709
Pfizer, Inc.		431,000	7,947,640
Roche Holding AG (Genusschein) (Switzerland)		12,424	1,944,877
Sanofi-Aventis SA ADR (France)		46,100	1,515,307
Schering-Plough Corp.		189,200	3,494,524
Sepracor, Inc.	*	50,200	919,162
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	29,400	1,346,226
Wyeth		169,500	6,261,330
			48,446,644

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Professional Services—0.1%
Monster Worldwide, Inc.	*†	70,300	$1,048,173
Real Estate Investment Trusts (REIT)—0.4%
Host Hotels & Resorts, Inc. REIT		261,897	3,480,611
Road & Rail—0.1%
Union Pacific Corp.		13,900	989,124
Semiconductors & Semiconductor Equipment—2.6%
Altera Corp.	†	61,800	1,278,024
Applied Materials, Inc.		270,100	4,086,613
Broadcom Corp., Class A	*†	29,300	545,859
Intel Corp.		433,500	8,119,455
KLA-Tencor Corp.		79,100	2,503,515
Lam Research Corp.	*†	19,000	598,310
Marvell Technology Group Ltd. (Bermuda)	*	247,500	2,301,750
Microchip Technology, Inc.	†	28,000	824,040
Micron Technology, Inc.	*†	195,600	792,180
Xilinx, Inc.	†	120,100	2,816,345
			23,866,091
Software—3.5%
Adobe Systems, Inc.	*	79,700	3,145,759
Autodesk, Inc.	*	60,500	2,029,775
Electronic Arts, Inc.	*	68,800	2,544,912
Intuit, Inc.	*	33,000	1,043,130
McAfee, Inc.	*	55,500	1,884,780
Microsoft Corp.		621,100	16,577,158
Nintendo Co. Ltd. ADR (Japan)		64,400	3,404,184
Oracle Corp.	*	82,700	1,679,637
			32,309,335
Specialty Retail—1.9%
Bed Bath & Beyond, Inc.	*†	50,400	1,583,064
Best Buy Co., Inc.		108,200	4,057,500
Home Depot, Inc.		220,900	5,719,101
Lowe’s Cos, Inc.		57,400	1,359,806
Staples, Inc.		135,100	3,039,750
Urban Outfitters, Inc.	*†	37,400	1,191,938
			16,951,159
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	*†	58,400	1,462,336
Hanesbrands, Inc.	*	54,437	1,184,005
Phillips-Van Heusen Corp.		17,400	659,634
			3,305,975
Thrifts & Mortgage Finance—0.4%
Astoria Financial Corp.	†	25,800	534,834
Hudson City Bancorp, Inc.		160,160	2,954,952
			3,489,786
Tobacco—1.4%
Altria Group, Inc.		338,503	6,715,900
Philip Morris International, Inc.		125,803	6,051,124
			12,767,024
Trading Companies & Distributors—0.1%
Fastenal Co.	†	22,100	1,091,519
Water Utilities—0.1%
American Water Works Co., Inc.		44,800	$963,200
Wireless Telecommunication Services—1.2%
America Movil SAB de CV, Series L ADR (Mexico)		94,500	4,381,020
American Tower Corp., Class A	*	166,400	5,985,408
MetroPCS Communications, Inc.	*†	30,800	430,892
			10,797,320
TOTAL COMMON STOCKS
(Cost $926,522,930)			877,902,874

CONVERTIBLE PREFERRED STOCKS—0.1%
Consumer Finance—0.0%
SLM Corp., Series C		300	187,163
Pharmaceuticals—0.1%
Schering-Plough Corp.		3,700	634,550
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,225,000)			821,713

Coupon Rate	Maturity Date	Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automobiles—0.1%
Ford Motor Co.
4.250%	12/15/2036
(Cost $923,648)		$918,000	609,323

CASH EQUIVALENTS—7.4%

		Shares	Value
Institutional Money Market Funds—5.1%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	16,560,496	16,560,496
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		28,297,084	28,297,084
			44,857,580

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.3%
Allied Irish Banks plc
4.500%	10/02/2008	††	$2,000,000	2,000,000
Bank of Ireland
4.750%	10/20/2008	††	2,500,000	2,500,000
Erste Bank AG
4.500%	10/03/2008	††	2,000,000	2,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	2,000,000	2,000,000
Natixis
2.991%	10/01/2008	#††	5,004,515	5,004,515
Royal Bank of Scotland plc
2.680%	10/02/2008	††	2,025,474	2,025,474

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
Societe Generale
4.180%	10/14/2008	††	$1,996,523	$1,996,523
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	5,000,000	5,000,000
				22,526,512
TOTAL CASH EQUIVALENTS
(Cost $67,384,092)				67,384,092
TOTAL INVESTMENTS—103.3%
(Cost $996,055,670)				946,718,002
Other assets less liabilities—(3.3%)				(30,573,563)
NET ASSETS—100.0%				$916,144,439

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—93.1%
Aerospace & Defense—1.1%
Boeing Co. (The)		160,200	$9,187,470
Raytheon Co.		81,900	4,382,469
United Technologies Corp.		128,300	7,705,698
			21,275,637
Air Freight & Logistics—0.8%
FedEx Corp.		184,100	14,551,264
Airlines—0.1%
Delta Air Lines, Inc.	*	358,000	2,667,100
Beverages—3.4%
Coca-Cola Co. (The)		714,600	37,788,048
PepsiCo, Inc.		386,800	27,567,236
			65,355,284
Biotechnology—2.8%
Amgen, Inc.	*	96,900	5,743,263
Biogen Idec, Inc.	*	306,400	15,408,856
Celgene Corp.	*	329,950	20,879,236
Gilead Sciences, Inc.	*	235,795	10,747,536
			52,778,891
Capital Markets—3.7%
BlackRock, Inc.	†	24,340	4,734,130
Charles Schwab Corp. (The)		352,400	9,162,400
Goldman Sachs Group, Inc. (The)		221,330	28,330,240
Merrill Lynch & Co., Inc.		968,900	24,513,170
State Street Corp.		82,900	4,715,352
			71,455,292
Chemicals—2.3%
Monsanto Co.		124,000	12,273,520
Mosaic Co. (The)		98,100	6,672,762
Potash Corp of Saskatchewan (Canada)		94,300	12,448,543
Praxair, Inc.		159,000	11,406,660
			42,801,485
Commercial Banks—2.0%
Banco Bradesco SA ADR (Brazil)	†	527,900	8,499,190
Wells Fargo & Co.		799,200	29,993,976
			38,493,166
Commercial Services & Supplies—0.1%
American Ecology Corp.		45,500	1,258,985
Communications Equipment—5.9%
Cisco Systems, Inc.	*	1,800,200	40,612,512
Nokia Oyj ADR (Finland)	†	1,722,900	32,132,085
QUALCOMM, Inc.		815,150	35,026,996
Research In Motion Ltd. (Canada)	*	46,700	3,189,610
			110,961,203
Computers & Peripherals—5.9%
Apple, Inc.	*	138,740	15,769,188
EMC Corp.	*	1,844,200	22,056,632
Hewlett-Packard Co.		508,400	23,508,416
International Business Machines Corp.		347,090	40,595,646
NetApp, Inc.	*†	509,900	$9,295,477
			111,225,359
Construction & Engineering—2.9%
Foster Wheeler Ltd.	*	417,900	15,090,369
Jacobs Engineering Group, Inc.	*	142,600	7,744,606
Quanta Services, Inc.	*†	657,300	17,753,673
Shaw Group, Inc. (The)	*†	393,500	12,092,255
			52,680,903
Consumer Finance—1.4%
American Express Co.		728,400	25,807,212
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	75,950	4,503,835
Diversified Financial Services—3.7%
Bank of America Corp.		407,400	14,259,000
Citigroup, Inc.		860,700	17,652,957
JPMorgan Chase & Co.		499,900	23,345,330
NYSE Euronext		397,200	15,562,296
			70,819,583
Electrical Equipment—2.5%
ABB Ltd. ADR (Switzerland)		204,400	3,965,360
Emerson Electric Co.		139,900	5,706,521
First Solar, Inc.	*	25,500	4,817,205
General Cable Corp.	*†	410,300	14,618,989
Thomas & Betts Corp.	*†	492,500	19,241,975
			48,350,050
Energy Equipment & Services—4.3%
Halliburton Co.		752,800	24,383,192
Nabors Industries Ltd. (Bermuda)	*	362,000	9,021,040
National Oilwell Varco, Inc.	*	341,300	17,143,499
Schlumberger Ltd.		184,200	14,384,178
Transocean, Inc.	*	35,800	3,932,272
Weatherford International Ltd.	*	541,200	13,605,768
			82,469,949
Food & Staples Retailing—4.4%
CVS Caremark Corp.		545,500	18,361,530
Wal-Mart Stores, Inc.		1,093,950	65,516,665
			83,878,195
Food Products—2.1%
Archer-Daniels-Midland Co.		234,000	5,126,940
Bunge Ltd.	†	239,500	15,131,610
General Mills, Inc.		123,600	8,493,792
Nestle SA ADR (Switzerland)		237,500	10,230,313
			38,982,655
Health Care Equipment & Supplies—1.9%
Alcon, Inc. (Switzerland)		79,900	12,904,649
Baxter International, Inc.		125,300	8,223,439
Covidien Ltd.		134,100	7,209,216
Intuitive Surgical, Inc.	*	32,200	7,759,556
			36,096,860
Health Care Providers & Services—0.6%
Express Scripts, Inc.	*	104,400	7,706,808
UnitedHealth Group, Inc.		177,000	4,494,030
			12,200,838

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.		134,100	$8,273,970
MGM MIRAGE	*	1	29
			8,273,999
Household Products—1.7%
Procter & Gamble Co.		450,400	31,388,376
Independent Power Producers & Energy Traders—0.4%
Reliant Energy, Inc.	*	1,049,600	7,714,560
Industrial Conglomerates—1.8%
3M Co.		217,800	14,877,918
General Electric Co.		746,200	19,028,100
			33,906,018
Insurance—1.7%
ACE Ltd. (Switzerland)		108,800	5,889,344
Berkshire Hathaway, Inc., Class B	*	3,933	17,285,535
Marsh & McLennan Cos, Inc.		108,100	3,433,256
MetLife, Inc.		86,000	4,816,000
			31,424,135
Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*	399,700	29,082,172
Internet Software & Services—4.4%
eBay, Inc.	*	986,100	22,068,918
Google, Inc., Class A	*	104,025	41,664,093
Yahoo! Inc.	*	1,136,200	19,656,260
			83,389,271
IT Services—3.0%
Automatic Data Processing, Inc.	†	704,000	30,096,000
Cognizant Technology Solutions Corp., Class A	*	340,900	7,782,747
Mastercard, Inc., Class A		34,700	6,153,351
Visa, Inc., Class A		104,200	6,396,838
Western Union Co. (The)		287,800	7,100,026
			57,528,962
Life Sciences Tools & Services—1.5%
Illumina, Inc.	*†	175,800	7,125,174
Thermo Fisher Scientific, Inc.	*	402,300	22,126,500
			29,251,674
Machinery—2.1%
Caterpillar, Inc.		244,200	14,554,320
Danaher Corp.		137,100	9,514,740
Deere & Co.		146,700	7,261,650
ITT Corp.		163,500	9,092,235
			40,422,945
Media—1.6%
News Corp., Class A		552,100	6,619,679
Walt Disney Co. (The)		764,100	23,450,229
			30,069,908
Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc.		182,500	10,375,125
Multiline Retail—0.6%
Kohl’s Corp.	*	243,250	11,208,960
Oil, Gas & Consumable Fuels—5.1%
Anadarko Petroleum Corp.		90,200	$4,375,602
Canadian Natural Resources Ltd. (Canada)		108,800	7,448,448
Chesapeake Energy Corp.		125,300	4,493,258
Consol Energy, Inc.		85,200	3,909,828
Devon Energy Corp.		86,300	7,870,560
Hess Corp.		85,100	6,985,008
Murphy Oil Corp.		2,086	133,796
Occidental Petroleum Corp.		192,500	13,561,625
Peabody Energy Corp.		159,000	7,155,000
Suncor Energy, Inc. (Canada)		401,900	16,936,066
XTO Energy, Inc.	†	481,900	22,417,988
			95,287,179
Paper & Forest Products—0.8%
International Paper Co.		165,800	4,340,644
Weyerhaeuser Co.		171,200	10,371,296
			14,711,940
Personal Products—1.1%
Avon Products, Inc.		517,400	21,508,318
Pharmaceuticals—2.8%
Elan Corp. plc ADR (Ireland)	*†	858,600	9,161,262
Johnson & Johnson	†	450,300	31,196,784
Novartis AG ADR (Switzerland)		109,400	5,780,696
Teva Pharmaceutical Industries Ltd. ADR (Israel)		136,000	6,227,440
			52,366,182
Road & Rail—0.2%
Union Pacific Corp.		66,700	4,746,372
Semiconductors & Semiconductor Equipment—1.6%
Applied Materials, Inc.		212,200	3,210,586
Intel Corp.		450,200	8,432,246
Texas Instruments, Inc.		853,300	18,345,950
			29,988,782
Software—5.0%
Activision Blizzard, Inc.	*	316,200	4,878,966
Autodesk, Inc.	*	324,300	10,880,265
Check Point Software Technologies (Israel)	*	103,200	2,346,768
Electronic Arts, Inc.	*	331,000	12,243,690
Microsoft Corp.		1,382,200	36,890,918
Oracle Corp.	*	538,700	10,940,997
Red Hat, Inc.	*†	919,500	13,856,865
Symantec Corp.	*	191,600	3,751,528
			95,789,997
Specialty Retail—2.3%
Bed Bath & Beyond, Inc.	*†	308,600	9,693,126
Gap, Inc. (The)		257,500	4,578,350
Guess?, Inc.		132,100	4,595,759
Lowe’s Cos, Inc.		821,600	19,463,704
Staples, Inc.		197,200	4,437,000
			42,767,939
Textiles, Apparel & Luxury Goods—0.3%
Nike, Inc., Class B		84,400	5,646,360
Tobacco—0.2%
Philip Morris International, Inc.		88,800	4,271,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	90,800	$3,266,076
Sprint Nextel Corp.		764,300	4,662,230
			7,928,306
TOTAL COMMON STOCKS
(Cost $1,884,659,002)			1,767,662,506

CASH EQUIVALENTS—13.0%
Institutional Money Market Funds—10.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	15,000,000	15,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	8,434,659	8,434,659
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		166,138,128	166,138,128
			189,572,787

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.5%
Allied Irish Banks plc
4.500%	10/02/2008	††	$5,000,000	5,000,000
Bank of Ireland
4.750%	10/20/2008	††	4,000,000	4,000,000
Erste Bank AG
4.500%	10/03/2008	††	4,000,000	4,000,000
HSH Nordbank AG
2.630%	10/09/2008	††	5,000,042	5,000,042
KBC Bank N.V.
4.250%	10/14/2008	††	4,000,000	4,000,000
Natixis
2.991%	10/01/2008	#††	7,992,783	7,992,783
Royal Bank of Scotland plc
2.680%	10/02/2008	††	4,050,949	4,050,949
Societe Generale
4.180%	10/14/2008	††	3,993,045	3,993,045
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	10,000,000	10,000,000
				48,036,819
Time Deposit—0.5%
HSBC Holdings plc
2.790%	10/01/2008	††	10,000,000	10,000,000
TOTAL CASH EQUIVALENTS
(Cost $247,609,606)				247,609,606
TOTAL INVESTMENTS—106.1%
(Cost $2,132,268,608)				2,015,272,112
Other assets less liabilities—(6.1%)				(115,689,909)
NET ASSETS—100.0%				$1,899,582,203

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—92.7%
Aerospace & Defense—1.2%
Rockwell Collins, Inc.		62,200	$2,991,198
Auto Components—0.5%
BorgWarner, Inc.		25,200	825,804
Exide Technologies	*†	48,200	355,716
			1,181,520
Automobiles—0.7%
Thor Industries, Inc.		69,100	1,715,062
Beverages—0.6%
Central European Distribution Corp.	*	16,600	753,806
Molson Coors Brewing Co., Class B		14,200	663,850
			1,417,656
Capital Markets—0.6%
Invesco Ltd.		77,000	1,615,460
Chemicals—1.5%
Celanese Corp., Class A		12,300	343,293
International Flavors & Fragrances, Inc.		63,400	2,501,764
Terra Industries, Inc.		37,400	1,099,560
			3,944,617
Commercial Banks—2.7%
Bank of Hawaii Corp.	†	29,900	1,598,155
BB&T Corp.		17,140	647,892
Comerica, Inc.	†	89,000	2,918,310
Fulton Financial Corp.	†	90,400	986,264
Susquehanna Bancshares, Inc.	†	32,000	624,640
			6,775,261
Commercial Services & Supplies—2.7%
Cintas Corp.		59,500	1,708,245
R.R. Donnelley & Sons Co.		141,500	3,470,995
Steelcase, Inc., Class A	†	167,000	1,795,250
			6,974,490
Communications Equipment—0.4%
Comtech Telecommunications Corp.	*†	21,600	1,063,584
Computers & Peripherals—0.6%
Seagate Technology (Cayman Islands)		125,900	1,525,908
Consumer Finance—0.6%
Student Loan Corp.		17,753	1,651,029
Containers & Packaging—3.0%
Aptargroup, Inc.	†	63,300	2,475,663
Crown Holdings, Inc.	*	45,400	1,008,334
Sonoco Products Co.		107,600	3,193,568
Temple-Inland, Inc.	†	65,300	996,478
			7,674,043
Diversified Financial Services—0.6%
NASDAQ OMX Group, Inc. (The)	*	52,300	1,598,811
Diversified Telecommunication Services—1.1%
NTELOS Holdings Corp.		101,000	2,715,890
Electric Utilities—2.5%
American Electric Power Co., Inc.		61,300	$2,269,939
Edison International		11,400	454,860
Idacorp, Inc.	†	29,000	843,610
Northeast Utilities		45,000	1,154,250
Pinnacle West Capital Corp.		52,400	1,803,084
			6,525,743
Electrical Equipment—2.8%
Acuity Brands, Inc.		70,900	2,960,784
Cooper Industries Ltd., Class A		22,000	878,900
Hubbell, Inc., Class B		40,200	1,409,010
Thomas & Betts Corp.	*	49,200	1,922,244
			7,170,938
Electronic Equipment, Instruments & Components—4.6%
Arrow Electronics, Inc.	*	85,900	2,252,298
Avnet, Inc.	*	102,500	2,524,575
Flextronics International Ltd. (Singapore)	*	341,600	2,418,528
Ingram Micro, Inc., Class A	*	180,100	2,894,207
Tyco Electronics Ltd. (Bermuda)		59,500	1,645,770
			11,735,378
Energy Equipment & Services—2.2%
BJ Services Co.		54,000	1,033,020
Nabors Industries Ltd. (Bermuda)	*	55,800	1,390,536
Noble Corp.		71,200	3,125,680
			5,549,236
Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	†	48,800	1,472,296
Ruddick Corp.	†	49,571	1,608,579
			3,080,875
Food Products—2.7%
Bunge Ltd.	†	5,000	315,900
Darling International, Inc.	*†	92,000	1,022,120
Dean Foods Co.	*	64,800	1,513,728
J.M. Smucker Co. (The)		18,400	932,696
Sara Lee Corp.		208,600	2,634,618
Smithfield Foods, Inc.	*	42,600	676,488
			7,095,550
Gas Utilities—1.3%
Energen Corp.		20,800	941,824
Questar Corp.		60,000	2,455,200
			3,397,024
Health Care Equipment & Supplies—1.7%
Beckman Coulter, Inc.		40,200	2,853,798
Dentsply International, Inc.		14,600	548,084
St. Jude Medical, Inc.	*	25,400	1,104,646
			4,506,528
Health Care Providers & Services—1.4%
Cigna Corp.		103,200	3,506,736
Health Care Technology—1.0%
IMS Health, Inc.		132,200	2,499,902
Hotels, Restaurants & Leisure—1.3%
Darden Restaurants, Inc.		120,500	3,449,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Household Durables—2.3%
Leggett & Platt, Inc.		80,500	$1,754,095
Mohawk Industries, Inc.	*	37,100	2,500,169
Snap-On, Inc.		12,700	668,782
Tupperware Brands Corp.		39,000	1,077,570
			6,000,616
Independent Power Producers & Energy Traders—0.4%
NRG Energy, Inc.	*	37,100	918,225
Insurance—12.0%
Alleghany Corp.	*	17,463	6,373,995
Allied World Assurance Co. Holdings Ltd. (Bermuda)		36,700	1,303,584
AON Corp.		7,200	323,712
Arch Capital Group Ltd. (Bermuda)	*	29,600	2,161,688
Brown & Brown, Inc.		141,200	3,052,744
Endurance Specialty Holdings Ltd. (Bermuda)	†	27,500	850,300
Fidelity National Financial, Inc., Class A		111,400	1,637,580
Genworth Financial, Inc., Class A		288,200	2,481,402
HCC Insurance Holdings, Inc.		67,900	1,833,300
Lincoln National Corp.		47,900	2,050,599
Marsh & McLennan Cos, Inc.		70,500	2,239,080
Progressive Corp. (The)		97,400	1,694,760
Unum Group		95,700	2,402,070
White Mountains Insurance Group Ltd.		4,400	2,066,900
			30,471,714
IT Services—2.8%
CACI International, Inc., Class A	*†	18,200	911,820
Computer Sciences Corp.	*	62,100	2,495,799
Hewitt Associates, Inc., Class A	*	20,000	728,800
SAIC, Inc.	*†	147,000	2,973,810
			7,110,229
Leisure Equipment & Products—0.0%
Mattel, Inc.		5,400	97,416
Life Sciences Tools & Services—0.7%
Invitrogen Corp.	*	49,000	1,852,200
Machinery—1.7%
Dover Corp.		27,900	1,131,345
Eaton Corp.		27,100	1,522,478
Harsco Corp.		12,600	468,594
SPX Corp.		17,000	1,309,000
			4,431,417
Marine—0.9%
Alexander & Baldwin, Inc.		34,000	1,497,020
Genco Shipping & Trading Ltd.	†	24,500	814,380
			2,311,400
Media—1.8%
CBS Corp., Class B		55,100	803,358
Marvel Entertainment, Inc.	*	55,100	1,881,114
Omnicom Group, Inc.		50,000	1,928,000
			4,612,472
Metals & Mining—0.2%
Reliance Steel & Aluminum Co.		12,400	$470,828
Multiline Retail—1.5%
Family Dollar Stores, Inc.		64,400	1,526,280
Kohl’s Corp.	*	47,600	2,193,408
			3,719,688
Multi-Utilities—3.8%
NSTAR	†	57,300	1,919,550
PG&E Corp.		66,500	2,490,425
SCANA Corp.		64,700	2,518,771
TECO Energy, Inc.		44,300	696,839
Xcel Energy, Inc.		102,700	2,052,973
			9,678,558
Oil, Gas & Consumable Fuels—2.7%
El Paso Corp.		24,800	316,448
Holly Corp.		41,900	1,211,748
Noble Energy, Inc.		32,500	1,806,675
Walter Industries, Inc.		32,300	1,532,635
Whiting Petroleum Corp.	*	21,150	1,507,149
Williams Cos, Inc.		29,800	704,770
			7,079,425
Paper & Forest Products—0.5%
International Paper Co.		47,000	1,230,460
Professional Services—1.5%
Manpower, Inc.		60,400	2,606,864
Robert Half International, Inc.		46,300	1,145,925
			3,752,789
Real Estate Investment Trusts (REIT)—5.0%
Annaly Capital Management, Inc. REIT		55,200	742,440
Apartment Investment & Management Co., Class A REIT		48,927	1,713,436
Digital Realty Trust, Inc. REIT	†	48,100	2,272,725
Duke Realty Corp. REIT	†	137,800	3,387,124
Mid-America Apartment Communities, Inc. REIT	†	14,300	702,702
National Retail Properties, Inc. REIT	†	83,400	1,997,430
Simon Property Group, Inc. REIT		18,200	1,765,400
			12,581,257
Road & Rail—3.0%
Con-way, Inc.		51,600	2,276,076
Kansas City Southern	*	24,600	1,091,256
Ryder System, Inc.		32,800	2,033,600
Werner Enterprises, Inc.	†	109,000	2,366,390
			7,767,322
Semiconductors & Semiconductor Equipment—3.2%
Analog Devices, Inc.		78,800	2,076,380
Lam Research Corp.	*	47,600	1,498,924
Microchip Technology, Inc.	†	56,800	1,671,624
National Semiconductor Corp.		87,300	1,502,433
PMC-Sierra, Inc.	*	77,000	571,340
Semtech Corp.	*†	71,100	992,556
			8,313,257

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Software—0.9%
Check Point Software Technologies (Israel)	*†	88,000	$2,001,120
Sybase, Inc.	*	10,300	315,386
			2,316,506
Specialty Retail—3.2%
Advance Auto Parts, Inc.		37,000	1,467,420
AutoZone, Inc.	*	13,000	1,603,420
Bed Bath & Beyond, Inc.	*	40,600	1,275,246
Limited Brands, Inc.		58,700	1,016,684
PetSmart, Inc.		30,600	756,126
Rent-A-Center, Inc.	*	63,200	1,408,096
Williams-Sonoma, Inc.		46,000	744,280
			8,271,272
Textiles, Apparel & Luxury Goods—2.1%
Jones Apparel Group, Inc.		45,800	847,758
V.F. Corp.		39,700	3,069,207
Warnaco Group, Inc. (The)	*†	31,200	1,413,048
			5,330,013
Thrifts & Mortgage Finance—1.5%
New York Community Bancorp, Inc.	†	145,300	2,439,587
Washington Federal, Inc.	†	78,600	1,450,170
			3,889,757
Trading Companies & Distributors—1.5%
GATX Corp.		34,600	1,369,122
United Rentals, Inc.	*†	158,866	2,421,118
			3,790,240
TOTAL COMMON STOCKS
(Cost $267,479,409)			237,359,415

CASH EQUIVALENTS—20.4%
Institutional Money Market Funds—15.4%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	18,586,576	18,586,576
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		21,161,666	21,161,666
			39,748,242

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—5.0%
Allied Irish Banks plc
4.500%	10/02/2008	††	$1,000,000	1,000,000
Bank of Ireland
4.750%	10/20/2008	††	500,000	500,000
Erste Bank AG
4.500%	10/03/2008	††	1,000,000	1,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	2,000,000	2,000,000
Natixis
2.991%	10/01/2008	#††	2,497,745	2,497,745
Royal Bank of Scotland plc
2.680%	10/02/2008	††	1,012,737	1,012,737
Societe Generale
4.180%	10/14/2008	††	1,996,523	1,996,523
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	$2,500,000	$2,500,000
				12,507,005
TOTAL CASH EQUIVALENTS
(Cost $52,255,247)				52,255,247
TOTAL INVESTMENTS—113.1%
(Cost $319,734,656)				289,614,662
Other assets less liabilities—(13.1%)				(33,632,361)
NET ASSETS—100.0%				$255,982,301

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.4%
Aerospace & Defense—0.8%
L-3 Communications Holdings, Inc.		42,900	$4,217,928
Rockwell Collins, Inc.		52,700	2,534,343
			6,752,271
Air Freight & Logistics—2.5%
C.H. Robinson Worldwide, Inc.		71,500	3,643,640
Expeditors International of Washington, Inc.		83,300	2,902,172
FedEx Corp.		112,000	8,852,480
HUB Group, Inc., Class A	*	86,200	3,245,430
UTi Worldwide, Inc. (Virgin Islands, British)		185,600	3,158,912
			21,802,634
Airlines—0.9%
Continental Airlines, Inc., Class B	*†	466,300	7,777,884
Automobiles—0.7%
General Motors Corp.	†	217,100	2,051,595
Harley-Davidson, Inc.	†	110,600	4,125,380
			6,176,975
Biotechnology—1.9%
Alexion Pharmaceuticals, Inc.	*	51,400	2,020,020
Alkermes, Inc.	*	320,417	4,261,546
Cell Genesys, Inc.	*†	444,100	262,019
Cephalon, Inc.	*†	51,200	3,967,488
deCODE genetics, Inc. (Iceland)	*†	223,200	87,048
Incyte Corp. Ltd.	*†	327,900	2,508,435
Myriad Genetics, Inc.	*†	26,900	1,745,272
Regeneron Pharmaceuticals, Inc.	*†	61,200	1,335,996
Senomyx, Inc.	*†	175,923	796,931
			16,984,755
Capital Markets—2.4%
Fortress Investment Group LLC, Class A	†	265,300	2,785,650
GHL Acquisition Corp.	*	63,900	619,830
Greenhill & Co., Inc.	†	28,000	2,065,000
Heckmann Corp.	*	337,400	2,783,550
Invesco Ltd.		176,500	3,702,970
Liberty Acquisition Holdings Corp.	*	68,700	611,430
SEI Investments Co.		163,000	3,618,600
UBS AG (Switzerland)	*	253,050	4,438,497
			20,625,527
Chemicals—1.2%
Ecolab, Inc.		94,700	4,594,844
Intrepid Potash, Inc.	*	48,800	1,470,832
Nalco Holding Co.	†	258,700	4,796,298
			10,861,974
Commercial Banks—0.4%
National City Corp.	†	855,400	1,496,950
National City Corp.	‡ˆ	161,400	282,450
Signature Bank/New York	*	54,500	1,900,960
			3,680,360
Commercial Services & Supplies—1.5%
Copart, Inc.	*	93,800	$3,564,400
Iron Mountain, Inc.	*†	86,500	2,111,465
Mobile Mini, Inc.	*†	161,000	3,112,130
Waste Connections, Inc.	*†	129,950	4,457,285
			13,245,280
Communications Equipment—0.4%
Blue Coat Systems, Inc.	*†	160,200	2,273,238
Finisar Corp.	*†	458,400	462,984
Polycom, Inc.	*	30,200	698,526
			3,434,748
Computers & Peripherals—3.2%
Dell, Inc.	*	842,000	13,876,160
Lenovo Group Ltd.	†	9,401,100	4,149,231
Palm, Inc.	†	226,900	1,354,593
Sun Microsystems, Inc.	*	1,090,000	8,284,000
			27,663,984
Construction & Engineering—1.2%
Quanta Services, Inc.	*†	290,300	7,841,003
URS Corp.	*†	76,400	2,801,588
			10,642,591
Construction Materials—1.2%
Cemex SAB de CV ADR (Mexico)	*†	500,304	8,615,235
Martin Marietta Materials, Inc.	†	19,700	2,206,006
			10,821,241
Consumer Finance—0.6%
SLM Corp.	*	405,600	5,005,104
Containers & Packaging—0.4%
Pactiv Corp.	*	137,900	3,424,057
Distributors—0.3%
LKQ Corp.	*†	166,900	2,832,293
Diversified Consumer Services—2.4%
Apollo Group, Inc., Class A	*	83,500	4,951,550
Capella Education Co.	*†	57,400	2,460,164
Career Education Corp.	*	357,700	5,848,395
K12, Inc.	*	18,804	498,306
Strayer Education, Inc.		15,200	3,043,952
Universal Technical Institute, Inc.	*†	233,700	3,986,922
			20,789,289
Diversified Telecommunication Services—0.7%
Level 3 Communications, Inc.	*†	2,253,300	6,083,910
Electrical Equipment—1.5%
Ametek, Inc.		64,700	2,637,819
Evergreen Solar, Inc.	*†	484,000	2,671,680
Roper Industries, Inc.		128,900	7,342,144
			12,651,643
Energy Equipment & Services—1.6%
BJ Services Co.		104,400	1,997,172
Cameron International Corp.	*	83,900	3,233,506
Complete Production Services, Inc.	*	80,300	1,616,439
FMC Technologies, Inc.	*	125,300	5,832,715
Smith International, Inc.		25,156	1,475,148
			14,154,980

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—1.2%
Pantry, Inc. (The)	*†	77,900	$1,650,701
Walgreen Co.		278,000	8,606,880
			10,257,581
Food Products—0.7%
Marine Harvest (Norway)	*†	9,471,000	4,726,229
Smithfield Foods, Inc.	*†	106,200	1,686,456
			6,412,685
Health Care Equipment & Supplies—4.2%
Advanced Medical Optics, Inc.	*†	270,400	4,807,712
Arthrocare Corp.	*†	41,700	1,155,924
Conceptus, Inc.	*	120,500	1,997,890
Edwards Lifesciences Corp.	*	56,100	3,240,336
Immucor, Inc.	*	121,087	3,869,941
Mindray Medical International Ltd. ADR (China)	†	81,650	2,754,054
Resmed, Inc.	*	228,200	9,812,600
Stereotaxis, Inc.	*†	88,600	536,030
Varian Medical Systems, Inc.	*	77,500	4,427,575
Zimmer Holdings, Inc.	*	68,400	4,415,904
			37,017,966
Health Care Providers & Services—4.8%
AMERIGROUP Corp.	*†	146,500	3,697,660
Centene Corp.	*	106,300	2,180,213
Coventry Health Care, Inc.	*	154,350	5,024,092
DaVita, Inc.	*	231,500	13,197,815
Express Scripts, Inc.	*	37,800	2,790,396
Healthways, Inc.	*†	65,300	1,053,289
Henry Schein, Inc.	*†	91,000	4,899,440
Humana, Inc.	*	76,300	3,143,560
Laboratory Corp. of America Holdings	*†	20,400	1,417,800
Nighthawk Radiology Holdings, Inc.	*†	54,500	393,490
WellPoint, Inc.	*	92,300	4,316,871
			42,114,626
Hotels, Restaurants & Leisure—1.1%
Chipotle Mexican Grill, Inc., Class B	*	9,400	439,450
P.F. Chang’s China Bistro, Inc.	*†	115,100	2,709,454
Panera Bread Co., Class A	*†	64,100	3,262,690
WMS Industries, Inc.	*	101,500	3,102,855
			9,514,449
Household Durables—1.0%
Lennar Corp., Class A		390,600	5,933,214
Standard Pacific Corp.	*†	539,500	2,648,945
			8,582,159
Household Products—0.4%
Energizer Holdings, Inc.	*	43,800	3,528,090
Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	*	296,700	3,857,100
Reliant Energy, Inc.	*	378,100	2,779,035
			6,636,135
Insurance—6.8%
AMBAC Financial Group, Inc.	†	151,100	352,063
AON Corp.		252,000	11,329,920
Assured Guaranty Ltd. (Bermuda)	†	559,300	$9,094,218
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	15,439,500
Genworth Financial, Inc., Class A		151,200	1,301,832
Nipponkoa Insurance Co. Ltd. (Japan)		1,260,000	7,082,227
RenaissanceRe Holdings Ltd. (Bermuda)		104,600	5,439,200
Syncora Holdings Ltd. (Bermuda)	†	614,761	805,337
XL Capital Ltd., Class A (Bermuda)		485,500	8,709,870
			59,554,167
Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*	35,635	2,592,803
Blue Nile, Inc.	*†	22,000	943,140
Expedia, Inc.	*	302,932	4,577,302
Liberty Media Corp. - Interactive, Class A	*	671,275	8,666,160
			16,779,405
Internet Software & Services—2.5%
Ariba, Inc.	*†	57,400	811,062
Digital River, Inc.	*†	45,200	1,464,480
eBay, Inc.	*	407,000	9,108,660
LivePerson, Inc.	*	203,700	592,767
Omniture, Inc.	*†	149,200	2,739,312
Rackspace Hosting, Inc.	*†	118,400	1,156,768
SkillSoft plc ADR (Ireland)	*†	214,200	2,240,532
VeriSign, Inc.	*†	132,000	3,442,560
			21,556,141
IT Services—5.3%
Accenture Ltd., Class A (Bermuda)		90,800	3,450,400
Alliance Data Systems Corp.	*†	87,200	5,526,736
DST Systems, Inc.	*†	142,910	8,001,531
Global Payments, Inc.		255,700	11,470,702
Heartland Payment Systems, Inc.	†	169,500	4,332,420
NeuStar, Inc., Class A	*†	353,100	7,023,159
RightNow Technologies, Inc.	*†	274,800	3,454,236
SAIC, Inc.	*	72,700	1,470,721
Total System Services, Inc.		110,700	1,815,480
			46,545,385
Leisure Equipment & Products—0.4%
Pool Corp.	†	137,400	3,205,542
Life Sciences Tools & Services—1.0%
Affymetrix, Inc.	*†	352,000	2,724,480
Exelixis, Inc.	*†	260,500	1,583,840
Illumina, Inc.	*†	104,400	4,231,332
			8,539,652
Machinery—3.3%
Actuant Corp., Class A	†	267,200	6,744,128
Bucyrus International, Inc., Class A	†	53,900	2,408,252
Harsco Corp.		77,200	2,871,068
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		349,700	10,900,149
ITT Corp.		42,600	2,368,986
Oshkosh Corp.		71,000	934,360

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
PACCAR, Inc.		76,300	$2,913,897
			29,140,840
Media—7.3%
Ascent Media Corp., Class A	*	15,360	374,938
DIRECTV Group, Inc. (The)	*	389,000	10,180,130
Discovery Communications, Inc., Class A	*†	154,600	2,203,050
Discovery Communications, Inc., Class C	*	154,600	2,189,136
Focus Media Holding Ltd. ADR (China)	*†	107,000	3,050,570
Lamar Advertising Co., Class A	*†	105,700	3,265,073
Liberty Media Corp.— Entertainment, Series A	*	736,820	18,398,395
National CineMedia, Inc.	†	185,900	2,054,195
Virgin Media, Inc.	†	364,200	2,877,180
Walt Disney Co. (The)		615,000	18,874,350
			63,467,017
Multiline Retail—0.1%
Sears Holdings Corp.	*†	11,300	1,056,550
Oil, Gas & Consumable Fuels—3.5%
Bill Barrett Corp.	*†	51,200	1,644,032
Chesapeake Energy Corp.		268,000	9,610,480
Denbury Resources, Inc.	*	214,800	4,089,792
Encore Acquisition Co.	*	66,699	2,786,684
Forest Oil Corp.	*†	100,900	5,004,640
Range Resources Corp.		93,200	3,995,484
Ultra Petroleum Corp.	*	61,700	3,414,478
			30,545,590
Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)	†	102,900	4,066,608
Pharmaceuticals—1.3%
Far East Pharmaceutical Tech (Hong Kong)	*‡d	615,260	—
Medicis Pharmaceutical Corp., Class A	†	75,600	1,127,196
Shire Ltd. ADR (United Kingdom)	†	164,400	7,850,100
XenoPort, Inc.	*†	43,000	2,085,070
			11,062,366
Professional Services—3.6%
Administaff, Inc.	†	105,419	2,869,505
Advisory Board Co. (The)	*†	67,900	2,047,864
Corporate Executive Board Co.		264,600	8,268,750
Dun & Bradstreet Corp.		48,200	4,548,152
Huron Consulting Group, Inc.	*†	63,600	3,623,928
Korn/Ferry International	*†	286,400	5,103,648
Resources Connection, Inc.	*†	157,400	3,546,222
School Specialty, Inc.	*	44,309	1,381,998
			31,390,067
Real Estate Investment Trusts (REIT)—1.8%
CapitalSource, Inc. REIT		309,100	3,801,930
Chimera Investment Corp. REIT	†	440,600	2,736,126
Hatteras Financial Corp. REIT		382,600	8,876,320
Thornburg Mortgage, Inc. REIT		37,415	65,476
			15,479,852
Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	†	39,700	$1,726,156
St. Joe Co. (The)	*	63,400	2,478,306
			4,204,462
Semiconductors & Semiconductor Equipment—4.2%
Analog Devices, Inc.		238,900	6,295,015
ASML Holding NV (NY Reg Shares) (Netherlands)	†	112,000	1,972,320
Broadcom Corp., Class A	*	79,900	1,488,537
Cymer, Inc.	*†	24,299	615,494
FEI Co.	*†	144,000	3,428,640
Integrated Device Technology, Inc.	*	216,800	1,686,704
Intersil Corp., Class A		136,900	2,269,802
Marvell Technology Group Ltd. (Bermuda)	*	226,900	2,110,170
Maxim Integrated Products, Inc.		152,700	2,763,870
Microchip Technology, Inc.	†	99,800	2,937,114
National Semiconductor Corp.		285,500	4,913,455
PMC-Sierra, Inc.	*†	354,300	2,628,906
Semtech Corp.	*	144,800	2,021,408
Silicon Laboratories, Inc.	*	60,500	1,857,350
			36,988,785
Software—5.8%
Amdocs Ltd. (Guernsey, Channel Islands)	*	451,200	12,353,856
Blackboard, Inc.	*†	51,900	2,091,051
Bottomline Technologies, Inc.	*†	76,900	799,760
CA, Inc.		200,400	3,999,984
Electronic Arts, Inc.	*	157,000	5,807,430
Factset Research Systems, Inc.	†	101,000	5,277,250
Jack Henry & Associates, Inc.	†	165,000	3,354,450
Red Hat, Inc.	*	455,800	6,868,906
Symyx Technologies, Inc.	*†	50,014	495,639
Take-Two Interactive Software, Inc.	*	205,600	3,371,840
Taleo Corp., Class A	*	139,100	2,766,699
Verint Systems, Inc.	*†	37,200	619,380
Wind River Systems, Inc.	*	256,900	2,569,000
			50,375,245
Specialty Retail—2.4%
A.C. Moore Arts & Crafts, Inc.	*†	93,200	584,364
AnnTaylor Stores Corp.	*†	188,500	3,890,640
Christopher & Banks Corp.	†	140,300	1,076,101
Collective Brands, Inc.	*†	225,300	4,125,243
O’Reilly Automotive, Inc.	*†	184,400	4,936,388
Tiffany & Co.		100,400	3,566,208
Zumiez, Inc.	*†	145,000	2,389,600
			20,568,544
Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.	*†	73,300	958,764
Trading Companies & Distributors—0.8%
Fastenal Co.	†	64,300	3,175,777
Interline Brands, Inc.	*†	217,100	3,519,191
			6,694,968
Wireless Telecommunication Services—3.3%
American Tower Corp., Class A	*	265,100	9,535,647
NII Holdings, Inc.	*	246,845	9,360,362
SBA Communications Corp., Class A	*†	294,200	7,610,954

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sprint Nextel Corp.	373,100	$2,275,910
		28,782,873
TOTAL COMMON STOCKS
(Cost $931,604,657)		840,438,014

CONVERTIBLE PREFERRED STOCKS—0.8%
Automobiles—0.6%
General Motors Corp., Series B	547,000	4,991,375
Commercial Banks—0.2%
National City Corp. ‡	1,080,000	1,890,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,111,690)		6,881,375

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.1%
Capital Markets—0.1%
Downey Financial Corp.
6.500%	07/01/2014	†
(Cost $3,195,280)			$4,409,000	526,664

CASH EQUIVALENTS—25.5%

		Shares	Value
Institutional Money Market Funds—10.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	25,000,000	25,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	37,884,548	37,884,548
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		24,250,834	24,250,834
			87,135,382

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—10.9%
Allied Irish Banks plc
4.500%	10/02/2008	††	$10,000,000	10,000,000
Bank of Ireland
4.750%	10/20/2008	††	11,000,000	11,000,000
Erste Bank AG
4.500%	10/03/2008	††	9,000,000	9,000,000
HSH Nordbank AG
2.630%	10/09/2008	††	10,000,083	10,000,083
KBC Bank N.V.
4.250%	10/14/2008	††	8,500,000	8,500,000
Lloyds Bank plc
2.720%	10/10/2008	††	10,048,577	10,048,577
Natixis
2.991%	10/01/2008	#††	9,100,181	9,100,181
Royal Bank of Scotland plc
2.680%	10/02/2008	††	9,114,635	9,114,635
Societe Generale
4.180%	10/14/2008	††	8,485,221	8,485,221
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	$10,000,000	$10,000,000
				95,248,697
Time Deposits—4.6%
Den Norshe Bank
8.000%	10/01/2008	††	6,000,000	6,000,000
HSBC Holdings plc
2.790%	10/01/2008	††	10,000,000	10,000,000
Landesbank Baden-Weurttemberg
8.000%	10/01/2008	††	6,000,000	6,000,000
Nordea Bank AB
9.000%	10/01/2008	††	6,000,000	6,000,000
Nordeutsche Landesbank G.C.
3.000%	10/01/2008	††	6,000,000	6,000,000
Royal Bank of Canada
3.500%	10/02/2008	††	6,000,000	6,000,000
				40,000,000
TOTAL CASH EQUIVALENTS
(Cost $222,384,079)				222,384,079
TOTAL INVESTMENTS—122.8%
(Cost $1,169,295,706)				1,070,230,132
Other assets less liabilities—(22.8%)				(198,596,796)
NET ASSETS—100.0%				$871,633,336

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

ˆ	Securities not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Securities Act Rule 144A. 144A securities represent 0.0% of Total Investments.

d	Security has no market value at 09/30/2008.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—43.3%
Aerospace & Defense—0.1%
Allen-Vanguard Corp. (Canada)	*	309,200	$98,781
Biotechnology—3.1%
Arena Pharmaceuticals, Inc.	*†	135,300	676,500
Ariad Pharmaceuticals, Inc.	*	181,400	448,058
CV Therapeutics, Inc.	*†	80,500	869,400
Human Genome Sciences, Inc.	*†	107,300	681,355
Incyte Corp. Ltd.	*	99,500	761,175
Rigel Pharmaceuticals, Inc.	*†	43,900	1,025,066
			4,461,554
Capital Markets—1.5%
Canaccord Capital, Inc. (Canada)		40,900	306,678
Evercore Partners, Inc., Class A	†	30,526	548,858
Gluskin Sheff + Associates, Inc. (Canada)		34,700	503,749
GMP Capital Trust (OTC U.S. Exchange) (Canada)		3,600	34,097
GMP Capital Trust (Toronto Exchange) (Canada)		33,700	319,188
Highbury Financial, Inc.	*†	14,800	48,840
Uranium Participation Corp. (Canada)	*	76,500	444,228
			2,205,638
Chemicals—0.4%
OM Group, Inc.	*	25,000	562,500
Commercial Services & Supplies—0.4%
GeoEye, Inc.	*†	25,500	564,315
Communications Equipment—2.5%
Arris Group, Inc.	*†	61,000	471,530
Harris Stratex Networks, Inc., Class A	*†	97,465	761,202
NETGEAR, Inc.	*†	51,000	765,000
Parkervision, Inc.	*†	61,713	617,130
SeaChange International, Inc.	*†	54,900	530,334
Sierra Wireless, Inc. (Canada)	*	69,500	692,915
			3,838,111
Computers & Peripherals—1.8%
Hutchinson Technology, Inc.	*†	38,500	445,830
Imation Corp.	†	39,400	890,046
Novatel Wireless, Inc.	*†	108,900	659,934
Palm, Inc.	†	99,500	594,015
			2,589,825
Construction & Engineering—0.5%
Orion Marine Group, Inc.	*†œ	67,000	702,830
Consumer Finance—1.1%
Dollar Financial Corp.	*†	50,700	780,273
World Acceptance Corp.	*†	24,800	892,800
			1,673,073
Diversified Consumer Services—0.4%
Regis Corp.		23,400	$643,500
Diversified Telecommunication Services—0.8%
Fairpoint Communications, Inc.	†	88,309	765,639
Globalstar, Inc.	*†	277,500	471,750
			1,237,389
Electronic Equipment, Instruments & Components—1.9%
OSI Systems, Inc.	*†	31,500	740,565
Park Electrochemical Corp.	†	29,500	715,080
TTM Technologies, Inc.	*	68,600	680,512
Zygo Corp.	*†	46,100	579,938
			2,716,095
Energy Equipment & Services—0.9%
Basic Energy Services, Inc.	*	24,100	513,330
Complete Production Services, Inc.	*	19,700	396,561
Hercules Offshore, Inc.	*†	33,100	501,796
			1,411,687
Food Products—1.2%
Asiatic Development BHD (Malaysia)		444,000	598,664
Cosan SA Industria e Comercio (Brazil)	*	58,800	401,703
Lance, Inc.	†	32,600	739,693
			1,740,060
Health Care Equipment & Supplies—0.4%
Micrus Endovascular Corp.	*†	45,872	639,914
Health Care Providers & Services—1.2%
Amsurg Corp.	*	25,900	659,673
Odyssey HealthCare, Inc.	*†	66,200	671,930
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)		54,700	455,330
			1,786,933
Hotels, Restaurants & Leisure—0.2%
Thunderbird Resorts, Inc. (Panama)	*‡ˆ	59,200	296,000
Household Durables—0.2%
Tecnisa SA (Brazil)		93,500	227,498
Independent Power Producers & Energy Traders—0.1%
PNOC Energy Development Corp. (Philippines)		1,736,000	151,208
Insurance—0.6%
Platinum Underwriters Holdings Ltd. (Bermuda)		22,000	780,560
RAM Holdings Ltd. (Bermuda)	*†	56,500	94,920
			875,480
Internet & Catalog Retail—0.5%
Shutterfly, Inc.	*†	76,300	733,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Internet Software & Services—0.6%
Knot, Inc. (The)	*†	97,800	$816,630
Life Sciences Tools & Services—0.6%
Exelixis, Inc.	*†	141,600	860,928
Machinery—0.5%
Dynamic Materials Corp.	†	19,000	440,990
Force Protection, Inc.	*†	128,900	345,452
			786,442
Metals & Mining—3.2%
AMCOL International Corp.	†	20,000	625,200
Carpenter Technology Corp.		26,900	689,985
Frontera Copper Corp. (Canada)	*	178,000	204,050
Grupo Simec SAB de CV ADR (Mexico)	*	36,100	320,568
Horsehead Holding Corp.	*†	124,600	735,140
Katanga Mining Ltd. (Canada)	*	104,800	495,320
Schnitzer Steel Industries, Inc., Class A		11,900	466,956
Universal Stainless & Alloy Products, Inc.	*†	20,000	511,000
Western Goldfields, Inc. (Canada)	*	439,900	659,850
			4,708,069
Multiline Retail—0.3%
Retail Ventures, Inc.	*†	96,785	377,462
Oil, Gas & Consumable Fuels—4.6%
Arlington Tankers Ltd. (Bermuda)	†	44,185	679,565
ATP Oil & Gas Corp.	*†	39,500	703,495
BPZ Resources, Inc.	*†	55,800	959,759
Cano Petroleum, Inc.	*†	83,000	191,730
Energy Partners Ltd.	*	86,000	745,620
Infinity Bio-Energy Ltd. (United Kingdom)	*‡	146,765	286,192
Mahalo Energy Ltd. (Canada)	*	124,500	140,381
Nova Biosource Fuels, Inc.	*	401,150	60,173
Oilsands Quest, Inc. (Canada)	*†	133,300	398,567
OPTI Canada, Inc. (Canada)	*	40,400	419,469
Rentech, Inc.	*	263,778	350,825
StealthGas, Inc. (Greece)	†	51,000	690,030
Swift Energy Co.	*	19,500	754,455
Uranium One, Inc. (Canada)	*	81,200	175,485
			6,555,746
Pharmaceuticals—0.5%
Medicines Co. (The)	*	28,800	668,736
Professional Services—0.5%
CRA International, Inc.	*†	24,400	670,512
Real Estate Investment Trusts (REIT)—3.3%
Anworth Mortgage Asset Corp. REIT	†	114,200	$676,064
Capstead Mortgage Corp. REIT		60,400	661,380
Dundee Real Estate Investment Trust REIT (Canada)		18,500	518,365
Hatteras Financial Corp. REIT		21,500	498,800
Hersha Hospitality Trust REIT	†	106,748	794,205
Investors Real Estate Trust REIT	†	70,200	785,538
MFA Mortgage Investments, Inc. REIT	†	130,200	846,300
			4,780,652
Real Estate Management & Development—0.8%
Brasil Brokers Participacoes SA (Brazil)	*	65,000	204,609
General Shopping Brasil SA (Brazil)	*	37,500	145,830
Grubb & Ellis Co.	†	203,000	548,100
Invest Tur Brasil- Desenvolvimento Imobiliario Turistico SA (Brazil)	*	700	202,319
			1,100,858
Semiconductors & Semiconductor Equipment—2.0%
Asyst Technologies, Inc.	*†	170,000	408,000
DSP Group, Inc.	*	105,800	809,370
MIPS Technologies, Inc.	*†	135,677	476,226
PMC-Sierra, Inc.	*	69,700	517,174
Rudolph Technologies, Inc.	*†	91,500	766,770
			2,977,540
Software—0.5%
JDA Software Group, Inc.	*	46,300	704,223
Specialty Retail—3.3%
Casual Male Retail Group, Inc.	*†	161,500	634,695
Cato Corp. (The), Class A		41,300	724,815
Charming Shoppes, Inc.	*†	101,600	496,824
DSW, Inc., Class A	*†	63,400	868,579
Dufry South America Ltd. BDR (Bermuda)		30,000	252,247
Eddie Bauer Holdings, Inc.	*	119,037	636,848
Office Depot, Inc.	*	121,000	704,220
OfficeMax, Inc.		63,000	560,070
			4,878,298
Trading Companies & Distributors—1.9%
H&E Equipment Services, Inc.	*†	60,200	581,532
RSC Holdings, Inc.	*†	75,000	852,001
TAL International Group, Inc.	†	36,453	758,951
Textainer Group Holdings Ltd. (Bermuda)	†	40,700	618,233
			2,810,717

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Water Utilities—0.2%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		31,000	$329,076
Wireless Telecommunication Services—0.7%
Centennial Communications Corp.	*†	148,300	925,392
TOTAL COMMON STOCKS
(Cost $89,815,913)			63,106,915

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—14.5%
Biotechnology—0.5%
Amgen, Inc.
4.000%	11/18/2009		$ 690,000	683,674
Capital Markets—0.6%
Citigroup, Inc.
4.125%	02/22/2010		430,000	396,962
JPMorgan Chase & Co.
6.750%	02/01/2011		430,000	431,668
				828,630
Chemicals—0.1%
Nalco Co.
7.750%	11/15/2011		105,000	103,425
Commercial Banks—1.2%
Bank of America Corp.
4.375%	12/01/2010	†	430,000	412,662
Toronto-Dominion Bank MTN (Canada)
5.759%	09/10/2010	#	EUR 300,000	417,860
U.S. Bancorp MTN
3.198%	05/06/2010	#	400,000	394,618
Wells Fargo & Co.
5.300%	08/26/2011		430,000	425,276
				1,650,416
Commercial Services & Supplies—0.3%
Allied Waste North America, Inc.
7.875%	04/15/2013	†	205,000	204,488
Corrections Corp. of America
6.250%	03/15/2013		210,000	197,400
				401,888
Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	408,561
Computers & Peripherals—0.3%
International Business Machines Corp.
4.950%	03/22/2011	†	400,000	410,529
Consumer Finance—0.3%
John Deere Capital Corp. MTN
3.485%	01/18/2011	#	430,000	430,174
Diversified Financial Services—2.5%
General Electric Capital Corp., Series A MTN
4.250%	09/13/2010		$ 1,100,000	$1,051,709
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011	†	400,000	407,708
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		450,000	455,810
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 550,000	773,577
Private Export Funding Corp., Series I
7.200%	01/15/2010		650,000	682,218
Unilever Capital Corp.
7.125%	11/01/2010		410,000	437,659
				3,808,681
Diversified Telecommunication Services—1.5%
BellSouth Corp.
4.200%	09/15/2009		950,000	937,327
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	389,856
Frontier Communications Corp.
6.250%	01/15/2013		220,000	207,075
Qwest Capital Funding, Inc.
7.250%	02/15/2011		95,000	89,300
Sprint Capital Corp.
8.375%	03/15/2012		210,000	189,136
Verizon Global Funding Corp.
7.250%	12/01/2010	†	400,000	416,444
				2,229,138
Electric Utilities—0.8%
Duke Energy Corp.
6.250%	01/15/2012		400,000	412,111
Exelon Corp.
6.750%	05/01/2011		260,000	262,106
Exelon Generation Co. LLC
6.950%	06/15/2011		155,000	157,060
Mirant Americas Generation LLC
8.300%	05/01/2011	†	205,000	198,338
				1,029,615
Food & Staples Retailing—0.5%
CVS Caremark Corp.
4.000%	09/15/2009		690,000	676,801
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011		205,000	194,750
Health Care Providers & Services—0.3%
DaVita, Inc.
6.625%	03/15/2013		215,000	205,325
US Oncology, Inc.
9.000%	08/15/2012		210,000	211,050
				416,375
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
8.750%	05/15/2013	ˆ	195,000	196,950
Machinery—0.3%
Bombardier, Inc. (Canada)
6.750%	05/01/2012	ˆ	210,000	202,650
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
4.304%	08/13/2010	#	300,000	299,532
				502,182

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—1.0%
Comcast Corp.
5.450%	11/15/2010		$720,000	$722,960
CSC Holdings, Inc., Series B
7.625%	04/01/2011		210,000	202,650
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013		205,000	203,463
Echostar DBS Corp.
6.375%	10/01/2011		215,000	198,338
Lamar Media Corp.
7.250%	01/01/2013	†	220,000	200,200
				1,527,611
Metals & Mining—0.1%
Steel Dynamics, Inc.
7.375%	11/01/2012		210,000	193,200
Multiline Retail—0.5%
Wal-Mart Stores, Inc.
6.875%	08/10/2009		750,000	770,458
Multi-National—1.1%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 830,000	1,185,606
International Bank for Reconstruction & Development (Supranational)
3.125%	11/15/2011		400,000	396,200
				1,581,806
Oil, Gas & Consumable Fuels—0.5%
Dynegy Holdings, Inc.
6.875%	04/01/2011		210,000	192,150
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	633,102
				825,252
Paper & Forest Products—0.3%
Georgia-Pacific LLC
8.125%	05/15/2011		175,000	174,125
Rock-Tenn Co.
8.200%	08/15/2011		200,000	206,000
				380,125
Personal Products—0.3%
Procter & Gamble Co. MTN
2.994%	03/09/2010	#	470,000	468,956
Pharmaceuticals—0.3%
Abbott Laboratories
5.600%	05/15/2011	†	400,000	413,661
Software—0.3%
Oracle Corp.
5.000%	01/15/2011		510,000	522,403
Wireless Telecommunication Services—0.4%
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		500,000	515,505
TOTAL CORPORATE OBLIGATIONS
(Cost $21,654,242)				21,170,766
U.S. GOVERNMENT AGENCY OBLIGATIONS—10.3%
U.S. Government Agency Obligations—10.3%
Federal Home Loan Bank
5.000%	09/18/2009	†	$1,460,000	$1,483,769
2.200%	04/01/2009		760,000	756,316
Federal Home Loan Mortgage Corp. MTN
3.000%	04/01/2011		1,800,000	1,778,510
Federal Home Loan Mortgage Corp.
2.875%	06/28/2010	†	1,010,000	1,005,767
Federal National Mortgage Association
4.875%	10/15/2009		2,000,000	2,001,510
3.500%	04/28/2011		2,500,000	2,502,785
3.250%	02/10/2010		1,490,000	1,492,134
3.000%	04/28/2010		4,000,000	3,982,272
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,028,465)				15,003,063

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—8.6%
U.S. Government Agency Mortgage-Backed Securities—8.6%
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		730,306	733,728
Federal National Mortgage Association
5.050%	11/01/2035	#	605,428	616,690
Federal National Mortgage Association REMICS
4.125%	12/25/2025		1,356,474	1,354,099
Government National Mortgage Association
6.500%	10/20/2037- 07/20/2038		6,084,532	6,237,157
6.000%	07/20/2038		2,363,460	2,398,283
4.500%	08/20/2035		1,154,757	1,155,080
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $12,564,374)				12,495,037

U.S. TREASURY OBLIGATIONS—6.3%
U.S. Treasury Note—6.3%
U.S. Treasury Note
4.500%	05/15/2010	‡‡	7,000,000	7,292,579
4.500%	11/15/2010	†	300,000	315,961
4.500%	02/28/2011	†	1,500,000	1,587,306
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,950,662)				9,195,846

MUNICIPAL OBLIGATIONS—1.8%
Municipal—1.8%
City of New York, NY, General Obligation, Series 2000-A (New York)
6.500%	05/15/2011		1,600,000	1,718,224
State of North Carolina, General Obligation, Series 2004 (North Carolina)
5.000%	03/01/2010		900,000	933,273
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,632,649)				2,651,497

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—1.6%
Government Issued—1.6%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		$400,000	$408,411
Export Development Canada (Canada)
3.750%	07/15/2011		475,000	485,972
Province of Ontario (Canada)
3.125%	09/08/2010		410,000	413,182
2.750%	02/22/2011		400,000	398,080
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	600,000	638,916
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $2,322,145)				2,344,561

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.3%
Mortgage Backed—2.3%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.301%	12/19/2035	#	1,577,537	1,432,824
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.342%	03/25/2044	#	1,553,576	1,380,309
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
6.067%	10/25/2036	#	515,716	472,891
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $3,550,736)				3,286,024

		Shares	Value
RIGHTS—0.0%
Food Products—0.0%
Cosan SA Industria e Comercio (Brazil), Expires 10/22/2008	*
(Cost $—)		11,865	748

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc. (Canada), Expires 12/5/2009	*
(Cost $—)		7,000	5,600

CASH EQUIVALENTS—29.1%
Institutional Money Market Funds—26.5%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	19,861,981	19,861,981
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		18,477,343	18,477,343
			38,339,324

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.6%
Allied Irish Banks plc
4.500%	10/02/2008	††	$500,000	$500,000
Erste Bank AG
4.500%	10/03/2008	††	500,000	500,000
KBC Bank N.V.
4.250%	10/14/2008	††	500,000	500,000
Natixis
2.991%	10/01/2008	#††	1,498,647	1,498,647
Royal Bank of Scotland plc
2.680%	10/02/2008	††	506,369	506,369
Societe Generale
4.180%	10/14/2008	††	499,131	499,131
				4,004,147
TOTAL CASH EQUIVALENTS
(Cost $42,343,471)				42,343,471
TOTAL INVESTMENTS—117.8%
(Cost $198,862,657)				171,603,528
Other assets less liabilities—(17.8%)				(25,890,222)
NET ASSETS—100.0%				$145,713,306

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

EUR	European Monetary Unit

MTN	Medium Term Note

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

*	Non-income producing.

†	Denotes all or a portion of security on loan.

œ	Illiquid Security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

ˆ	Securities not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Securities Act Rule 144A. 144A securities represent 0.4% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—93.6%
Australia—2.2%
Amcor Ltd.		156,141	$686,618
ASX Ltd.		24,400	601,483
BHP Billiton Ltd.		20,400	527,761
Brambles Ltd.		92,122	574,810
Gloucester Coal Ltd.		218,700	1,625,102
Incitec Pivot Ltd.	*	400,000	1,602,627
JB Hi-Fi Ltd.	†	118,400	1,170,983
Macquarie Group Ltd.	†	11,455	352,715
Newcrest Mining Ltd.		42,168	876,163
QBE Insurance Group Ltd.		27,080	584,009
Straits Resources Ltd.		161,400	314,707
Telstra Corp. Ltd.		225,481	756,480
Wesfarmers Ltd.		23,000	534,882
Westpac Banking Corp.		30,000	531,737
Woodside Petroleum Ltd.		108,300	4,370,002
Woolworths Ltd.		67,598	1,489,049
WorleyParsons Ltd.		115,500	2,856,824
			19,455,952
Austria—0.3%
Raiffeisen International Bank Holding AG	†	17,911	1,293,642
Telekom Austria AG		25,500	448,667
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		20,400	1,255,454
			2,997,763
Belgium—0.3%
Delhaize Group		14,678	852,561
InBev NV		28,500	1,695,599
Umicore		9,251	285,690
			2,833,850
Bermuda—0.6%
Seadrill Ltd.		258,221	5,349,861
Brazil—0.7%
BM&F BOVESPA SA		47,020	207,067
Cia Vale do Rio Doce ADR	†	9,800	173,460
Petroleo Brasileiro SA (ON) ADR		20,100	883,395
Petroleo Brasileiro SA (PN) ADR		68,859	2,576,704
Redecard SA		122,688	1,528,039
Vivo Participacoes SA ADR	*†	264,122	1,093,465
			6,462,130
Canada—4.9%
Barrick Gold Corp.		136,500	5,015,010
Cameco Corp.		82,400	1,785,430
Canadian Natural Resources Ltd.		19,200	1,316,984
Canadian Pacific Railway Ltd.		89,560	4,823,702
EnCana Corp.		14,000	894,000
Fairfax Financial Holdings Ltd.		10,100	3,237,504
Freehold Royalty Trust		84,300	1,354,503
Inmet Mining Corp.		13,700	637,982
Ivanhoe Mines Ltd.	*	45,200	273,939
Kinross Gold Corp.		41,800	671,235
Laurentian Bank of Canada		19,200	685,553
Manulife Financial Corp.		19,900	715,783
Methanex Corp.		23,500	460,395
Onex Corp.		21,800	562,693
Petro-Canada		13,900	462,354
Potash Corp of Saskatchewan		48,000	$6,222,748
Research In Motion Ltd.	*	87,500	5,895,819
Royal Bank of Canada		14,000	664,318
Shaw Communications, Inc., Class B		45,400	918,878
Shoppers Drug Mart Corp.		17,800	858,849
Suncor Energy, Inc.		154,300	6,379,328
			43,837,007
China—1.1%
Angang Steel Co. Ltd., Class H	†	587,234	544,620
China Construction Bank Corp., Class H		4,249,372	2,835,463
China Life Insurance Co. Ltd., Class H		705,700	2,628,986
China Petroleum & Chemical Corp., Class H		2,628,600	2,074,576
China Shenhua Energy Co. Ltd., Class H		280,000	686,818
Shanghai Electric Group Co. Ltd., Class H	*	2,695,866	821,865
Suntech Power Holdings Co. Ltd. ADR	*†	15,000	538,050
			10,130,378
Denmark—0.2%
A.P. Moller-Maersk A/S, Class B		66	574,118
East Asiatic Co. Ltd. A/S		11,100	466,415
Novo Nordisk A/S, Class B		16,000	829,477
			1,870,010
Finland—0.9%
Fortum Oyj		213,120	7,152,153
Nokia Oyj		21,200	395,411
Rautaruukki Oyj		15,500	309,769
			7,857,333
France—11.3%
Air Liquide		9,724	1,068,515
Alstom SA		50,116	3,804,274
Altamir Amboise	†	230,000	1,790,560
AXA SA		140,361	4,594,628
Beneteau SA	†	31,600	460,780
BNP Paribas		54,170	5,170,933
Bouygues		165,676	7,505,201
Carrefour SA		24,000	1,131,766
Cie Generale d’Optique Essilor International SA		56,000	2,796,940
Compagnie Generale des Etablissements Michelin, Class B		16,400	1,062,267
Dassault Systemes SA		4,400	235,762
EDF		124,354	8,992,464
Esso SA Francaise		5,080	737,810
France Telecom SA		165,000	4,628,185
Gemalto NV	*	19,900	717,900
Groupe Danone		75,700	5,369,545
IMS-Intl Metal Service		25,000	434,497
Lafarge SA		12,500	1,316,103
L’Oreal SA		83,200	8,163,885
LVMH Moet Hennessy Louis Vuitton SA		83,875	7,363,696
Manutan (Societe)		9,200	554,866
Oberthur Technologies	†‡	143,500	1,353,529
PagesJaunes Groupe	†	18,853	263,087
Pernod-Ricard SA	†	28,189	2,483,198
Peugeot SA		81,800	3,078,641

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Rhodia SA		19,008	$297,032
Sanofi-Aventis SA		33,100	2,176,177
Schneider Electric SA		5,358	460,116
Societe Generale		17,437	1,566,360
Suez SA		26,000	1,277,547
Technip SA		55,361	3,110,801
Total Gabon		1,600	697,815
Total SA		32,740	1,988,953
Vallourec		10,629	2,293,503
Veolia Environnement		76,985	3,167,252
Vinci SA		138,042	6,503,998
Vivendi SA		53,700	1,683,533
			100,302,119
Germany—7.6%
Adidas AG	†	51,500	2,751,118
Allianz SE (Registered)		45,049	6,176,141
Bayer AG	†	133,821	9,800,670
Commerzbank AG		47,390	702,500
Daimler AG (Registered)		106,298	5,278,008
Deutsche Bank AG (Registered)		11,532	824,965
Deutsche Boerse AG		35,400	3,239,468
Deutsche Post AG (Registered)		29,500	615,503
Fraport AG Frankfurt Airport Services Worldwide		42,045	2,498,663
Fresenius Medical Care AG & Co. KGaA		16,400	848,970
Hypo Real Estate Holding AG	†	45,013	265,533
K+S AG		8,600	596,291
Linde AG	†	48,676	5,197,904
MAN AG		9,300	626,136
Merck KGAA		4,219	449,928
Muenchener Rueckversicherungs AG (Registered)	†	29,306	4,420,659
Q-Cells AG	*†	6,400	536,661
Salzgitter AG	†	48,900	4,945,037
SAP AG		111,500	5,938,369
ThyssenKrupp AG	†	13,900	417,333
Volkswagen AG	†	15,500	6,073,619
Wacker Chemie AG		38,221	5,456,743
			67,660,219
Hong Kong—4.3%
Bank of East Asia Ltd.		689,100	2,169,164
China Merchants Holdings International Co. Ltd.		381,800	1,224,712
China Mobile Ltd.	†	244,000	2,444,313
China Resources Land Ltd.	†	2,013,400	2,138,187
CLP Holdings Ltd.		480,000	3,872,038
CNOOC Ltd.		2,750,000	3,089,339
Hang Seng Bank Ltd.		375,000	7,089,046
Hengan International Group Co. Ltd.	†	2,000	5,692
Hong Kong & China Gas Co. Ltd.		1,837,000	4,193,347
Hutchison Whampoa Ltd.		836,698	6,426,294
Jardine Matheson Holdings Ltd.		26,400	689,685
Li & Fung Ltd.	†	212,400	519,753
New World Development Ltd.		524,000	583,601
Noble Group Ltd.		789,800	751,608
NWS Holdings Ltd.		755,196	1,355,107
Sun Hung Kai Properties Ltd.		151,936	1,565,666
			38,117,552
India—0.1%
ICICI Bank Ltd. ADR	†	42,753	$1,005,551
Indonesia—0.0%
Telekomunikasi Indonesia Tbk PT		367,500	274,497
Ireland—0.4%
Allied Irish Banks plc		36,600	300,871
CRH plc		84,521	1,788,650
Elan Corp. plc ADR	*	101,435	1,082,311
			3,171,832
Italy—1.9%
Enel SpA		72,100	601,868
ENI SpA		238,219	6,314,248
Fiat SpA		299,513	4,024,837
IFIL Investments SpA	†	439,500	1,993,018
Intesa Sanpaolo SpA		536,824	2,952,307
Saipem SpA		49,100	1,469,123
			17,355,401
Japan—21.9%
Advantest Corp.	†	73,500	1,554,194
Aeon Co. Ltd.		139,500	1,425,249
Aeon Mall Co. Ltd.		116,500	3,472,205
Ain Pharmaciez, Inc.		8,300	151,318
Aisin Seiki Co. Ltd.		140,400	3,438,409
Aloka Co. Ltd.		71,000	708,328
Apamanshop Holdings Co. Ltd.	†	3,473	124,410
Astellas Pharma, Inc.		76,000	3,193,461
Atrium Co. Ltd.	†	60,000	260,041
Bridgestone Corp.		55,900	1,058,272
Canon, Inc.	†	110,850	4,202,420
Chiyoda Corp.		92,000	679,791
Chugai Pharmaceutical Co. Ltd.		119,000	1,939,172
Citizen Holdings Co. Ltd.		80,000	554,462
Credit Saison Co. Ltd.		38,457	632,039
Daikin Industries Ltd.	†	68,000	2,293,507
Daito Trust Construction Co. Ltd.		71,000	2,640,688
Denso Corp.		207,500	5,089,526
East Japan Railway Co.		83	618,984
Eisai Co. Ltd.		73,000	2,850,648
Elpida Memory, Inc.	*†	28,600	537,536
Fanuc Ltd.		67,700	5,093,194
Fuji Machine Manufacturing Co. Ltd.		50,500	612,290
FUJIFILM Holdings Corp.		40,800	1,051,860
Fujitsu Frontech Ltd.		110,700	1,012,439
Futaba Industrial Co. Ltd.	†	58,700	730,028
Hankyu Hanshin Holdings, Inc.		124,000	569,557
Heiwa Corp.		72,000	567,392
Hirose Electric Co. Ltd.	†	24,700	2,354,127
Hitachi Capital Corp.		61,000	742,767
Hitachi Ltd.		126,000	850,623
Honda Motor Co. Ltd.		118,700	3,600,499
HOYA Corp.		149,200	2,959,797
INPEX Holdings, Inc.	†	143	1,215,276
ITOCHU Corp.		687,000	4,138,601
Japan Tobacco, Inc.		1,368	5,156,109
JGC Corp.		46,000	737,995
Jupiter Telecommunications Co. Ltd.		1,383	995,778
Kansai Electric Power Co., Inc. (The)		25,600	569,562

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Keiyo Co. Ltd.	†	107,000	$547,349
Keyence Corp.		32,500	6,483,201
KK daVinci Holdings	*†	899	208,793
Marubeni Corp.		621,000	2,814,985
Matsushita Electric Industrial Co. Ltd.	†	74,000	1,275,724
MID Reit, Inc. REIT		650	1,535,405
Miraca Holdings, Inc.		138,700	2,682,990
Mitsubishi Corp.		80,500	1,679,242
Mitsubishi Estate Co. Ltd.		208,200	4,102,611
Mitsubishi UFJ Financial Group, Inc.	†	498,400	4,346,172
Mitsui & Co. Ltd.		758,320	9,414,028
Mitsui Fudosan Co. Ltd.		117,453	2,269,421
Mitsui OSK Lines Ltd.	†	51,000	443,106
Mizuho Financial Group, Inc.	†	1,021	4,464,984
Murata Manufacturing Co. Ltd.	†	36,400	1,469,492
Nintendo Co. Ltd.		9,600	4,072,068
Nippon Electric Glass Co. Ltd.		316,500	2,867,001
Nippon Sheet Glass Co. Ltd.	†	197,000	1,020,228
Nippon Yusen K.K.	†	246,000	1,603,578
Nissan Motor Co. Ltd.	†	178,000	1,203,597
Nitto Denko Corp.		54,000	1,373,793
Nomura Holdings, Inc.		227,000	2,962,374
NTT DoCoMo, Inc.		220	352,153
Oenon Holdings, Inc.		397,000	1,226,285
Oracle Corp. Japan	†	23,900	1,087,739
Oriental Yeast Co. Ltd.		106,000	543,116
ORIX Corp.		24,410	3,056,329
Raysum Co. Ltd.		1,038	490,085
RISA Partners, Inc.		710	579,825
Rohm Co. Ltd.		800	44,003
SBI Holdings, Inc.		2,790	417,668
Secom Co. Ltd.		68,000	2,832,720
SFCG Co. Ltd.	†	23,430	1,066,899
Shimamura Co. Ltd.	†	39,700	2,662,302
Shin-Etsu Chemical Co. Ltd.		67,600	3,214,429
SMC Corp.	†	28,500	2,969,349
Softbank Corp.		362,400	4,722,657
Sumitomo Chemical Co. Ltd.		165,300	730,228
Sumitomo Corp.		737,300	6,874,475
Sumitomo Metal Industries Ltd.	†	322,000	998,249
Sumitomo Mitsui Financial Group, Inc.	†	572	3,586,248
Sumitomo Realty & Development Co. Ltd.		99,000	2,156,094
Suzuki Motor Corp.	†	244,150	4,523,897
Takeda Pharmaceutical Co. Ltd.	†	71,900	3,620,208
THK Co. Ltd.	†	35,900	558,603
TOA Corp.		77,000	401,008
Tokio Marine Holdings, Inc.	†	151,200	5,551,129
Tokyo Electron Ltd.		37,200	1,683,347
Tokyo Gas Co. Ltd.		69,000	287,900
Tosei Corp.	†	1,233	393,092
Toshiba Corp.	†	295,000	1,286,572
Trend Micro, Inc.	†	88,500	3,354,350
Unicharm Corp.		11,700	898,127
Unipres Corp.		100,900	1,006,426
Yamada Denki Co. Ltd.		13,170	998,271
Yamato Holdings Co. Ltd.		112,200	1,256,659
			194,653,138
Korea, Republic of—0.8%
LG Electronics, Inc. GDR	ˆ	26,700	$525,395
NHN Corp.	*	20,303	2,604,312
Samsung Electronics Co. Ltd. GDR	œ	16,415	3,747,274
Samsung Electronics Co. Ltd.		1,397	640,181
			7,517,162
Luxembourg—0.3%
RTL Group SA		9,782	609,631
SES Global		28,900	600,709
SES SA		50,000	1,035,037
			2,245,377
Mexico—1.1%
America Movil SAB de CV, Series L ADR		82,800	3,838,608
Grupo Modelo SAB de CV	†	287,061	1,220,531
Telefonos de Mexico SAB de CV ADR	†	100,200	2,580,150
Telmex Internacional SAB de CV ADR	†	81,300	1,056,900
Telmex Internacional SAB de CV, Class L	†	13,300	8,756
Wal-Mart de Mexico SAB de CV	†	406,100	1,422,176
			10,127,121
Netherlands—3.4%
Aegon NV		57,504	508,756
Akzo Nobel NV		10,800	518,495
ASML Holding NV		334,940	5,853,607
ING Groep NV		139,279	2,985,834
Koninklijke Ahold NV		183,800	2,123,207
Koninklijke KPN NV		291,400	4,208,382
Royal Dutch Shell plc, Class A		100,132	2,950,108
Royal Dutch Shell plc, Class B		226,539	6,364,122
Ten Cate NV		41,200	1,362,947
Unilever NV		107,300	3,020,376
			29,895,834
Norway—1.0%
Kverneland Gruppen ASA	*	438,600	831,946
Orkla ASA	†	307,501	2,829,748
Telenor ASA		207,600	2,585,130
Yara International ASA		64,900	2,309,785
			8,556,609
Poland—0.1%
Polski Koncern Naftowy Orlen		46,900	677,135
Russia—1.0%
Gazprom OAO ADR		5,287	168,954
Gazprom OAO, Reg S ADR	†	187,471	5,877,216
LUKOIL ADR		37,490	2,235,341
Novorossiysk Commercial Sea Port GDR	ˆ	1,087	9,375
Uralkali GDR		11,000	348,141
			8,639,027
Singapore—0.8%
CapitaLand Ltd.		172,500	376,012
DBS Group Holdings Ltd.		260,000	3,098,483
Hiap Seng Engineering Ltd.		200	25
Keppel Corp. Ltd.		118,000	652,045

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Singapore Telecommunications Ltd.		201,392	$460,328
Tat Hong Holdings Ltd.		405,000	307,481
Wilmar International Ltd.		1,337,100	2,371,211
			7,265,585
South Africa—0.2%
Naspers Ltd., Class N		53,238	1,051,522
Sasol Ltd.		12,300	524,973
			1,576,495
Spain—4.0%
Banco Bilbao Vizcaya Argentaria SA		176,800	2,858,985
Banco Santander SA		312,600	4,687,225
Construcciones y Auxiliar de Ferrocarriles SA		2,600	918,010
Corporacion Financiera Alba, SA		12,000	495,135
Dinamia		23,500	447,925
Gamesa Corp. Tecnologica SA		59,836	2,050,099
Iberdrola SA		108,200	1,099,201
Inditex SA	†	140,717	5,954,261
Mapfre SA		1,063,000	4,646,800
Repsol YPF SA		60,800	1,801,864
Telefonica SA		446,924	10,626,767
			35,586,272
Sweden—2.0%
Alfa Laval AB		127,400	1,318,341
Assa Abloy AB, Class B		31,300	379,028
Atlas Copco AB, Class A	†	38,800	440,806
Hennes & Mauritz AB, Class B	†	44,500	1,822,089
Nordea Bank AB		526,200	6,282,272
Ssab Svenskt Stal AB, Series A		37,446	595,440
Telefonaktiebolaget LM Ericsson ADR	†	13,600	128,248
Telefonaktiebolaget LM Ericsson, Class B		663,400	6,300,171
TeliaSonera AB		87,300	496,127
			17,762,522
Switzerland—9.0%
ABB Ltd. (Registered)	*	114,800	2,224,644
Acino Holding AG		4,300	829,885
Adecco SA (Registered)		39,752	1,726,889
Bobst Group AG (Registered)		14,900	766,980
Burckhardt Compression Holding AG		3,800	741,044
Compagnie Financiere Richemont SA (Bearer), Class A		29,052	1,283,618
Credit Suisse Group AG (Registered)		22,704	1,060,322
Ferrexpo plc		157,900	447,544
Givaudan SA (Registered)		585	488,624
Holcim Ltd. (Registered)		110,803	8,120,906
Nestle SA (Registered)		421,290	18,207,117
Nobel Biocare Holding AG (Registered)		89,535	2,994,815
Novartis AG (Registered)		143,731	7,567,374
Petroplus Holdings AG	*	25,100	960,140
Roche Holding AG (Genusschein)		102,086	15,980,738
Roche Holding AG (Registered)		7,397	1,161,686
SGS SA (Registered)		2,500	2,942,269
Swiss Reinsurance (Registered)		35,364	1,962,895
Swisscom AG (Registered)		6,027	$1,796,147
Syngenta AG (Registered)		5,000	1,054,420
Temenos Group AG (Registered)	*†	40,700	775,879
UBS AG (Registered)	*	49,977	854,229
Xstrata plc		135,000	4,207,222
Zurich Financial Services AG (Registered)		7,300	2,021,520
			80,176,907
Taiwan—0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	†	212,642	1,992,455
Taiwan Semiconductor Manufacturing Co. Ltd.		132,317	221,900
			2,214,355
United Kingdom—11.0%
Acergy SA		18,551	187,533
Alliance & Leicester plc		106,738	520,395
Amlin plc		13,900	79,537
Anglo American plc		38,600	1,303,895
Antofagasta plc		52,600	382,096
ARM Holdings plc		168,400	292,642
AstraZeneca plc (London Exchange)		73,500	3,216,323
AstraZeneca plc (Stockholm Exchange)	*	13,484	596,142
Aveva Group plc		56,900	1,173,245
Babcock International Group		74,400	668,564
BAE Systems plc		728,800	5,372,662
Barclays plc		68,300	405,800
BG Group plc		200,800	3,641,719
BHP Billiton plc		193,600	4,385,851
BP plc ADR		4,400	220,748
BP plc		660,039	5,496,999
British American Tobacco plc		22,400	731,299
Cadbury plc		263,563	2,665,655
Cairn Energy plc	*	11,800	440,429
Centrica plc		747,800	4,207,689
Chaucer Holdings plc		1,398,392	1,389,790
Game Group plc		291,500	1,073,238
GlaxoSmithKline plc		130,000	2,816,150
HBOS plc		21,000	47,644
Holidaybreak plc		79,000	453,683
HSBC Holdings plc		95,234	1,540,721
Hunting plc		198,100	2,179,871
Imperial Tobacco Group plc		46,500	1,492,685
JKX Oil & Gas plc		100,300	500,869
John Wood Group plc		101,600	617,823
Kingfisher plc		600,518	1,431,605
Lavendon Group plc		89,901	384,578
Lloyds TSB Group plc		742,545	2,983,765
Micro Focus International plc		372,400	1,899,501
National Grid plc		424,581	5,389,249
Next plc		70,832	1,306,017
Old Mutual plc		344,600	482,343
Persimmon plc		49,000	356,535
Premier Foods plc		131,600	176,686
Prudential plc		60,500	551,639
Reckitt Benckiser Group plc		64,000	3,103,033
Rio Tinto plc		17,300	1,085,736
Royal Bank of Scotland Group plc		375,147	1,210,193
SABMiller plc		290,700	5,675,821
Scottish & Southern Energy plc		21,400	544,540
Shire Ltd.		47,500	751,124

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Smiths Group plc	54,100	$981,016
Standard Chartered plc	35,400	871,037
Tesco plc	1,052,229	7,318,240
Vodafone Group plc	1,887,601	4,168,637
Wm. Morrison Supermarkets plc	1,962,730	9,127,487
Wolseley plc	58,800	444,444
		98,344,923
TOTAL COMMON STOCKS
(Cost $1,001,596,121)		833,919,917

PREFERRED STOCKS—0.1%
Germany—0.1%
Porsche Automobil Holding SE (Cost $781,501)	4,140	448,943

RIGHTS—0.0%
France—0.0%
Suez Environnement SA, Expires 10/22/2008 *
(Cost $—)	25,400	155,190

WARRANTS—0.0%
Singapore—0.0%
Tat Hong Holdings Ltd., Expires 08/2/2013 *
(Cost $—)	39,600	3,996

CASH EQUIVALENTS—13.9%
Institutional Money Market Funds—11.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio ††	10,000,000	10,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio ††	40,118,199	40,118,199
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	55,486,009	55,486,009
		105,604,208

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.1%
Allied Irish Banks plc
4.500%	10/02/2008	††	$2,000,000	2,000,000
Bank of Ireland
4.750%	10/20/2008	††	2,500,000	2,500,000
Erste Bank AG
4.500%	10/03/2008	††	2,000,000	2,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	2,000,000	2,000,000
Natixis
2.991%	10/01/2008	#††	3,496,843	3,496,843
Royal Bank of Scotland plc
2.680%	10/02/2008	††	2,025,474	2,025,474
Societe Generale
4.180%	10/14/2008	††	1,996,523	1,996,523
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	$2,500,000	$2,500,000
				18,518,840
TOTAL CASH EQUIVALENTS
(Cost $124,123,048)				124,123,048
TOTAL INVESTMENTS—107.6%
(Cost $1,126,500,670)				958,651,094
Other assets less liabilities—(7.6%)				(68,062,256)
NET ASSETS—100.0%				$890,588,838

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside Unites States without registration under the Securities Act of 1933

REIT	Real Estate Investment Trust

*	Non-income producing.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

ˆ	Securities not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Securities Act Rule 144A. 144A securities represent 0.1% of Total Investments.

œ	Illiquid Security.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry (unaudited):
COMMON STOCKS
Oil, Gas & Consumable Fuels	8.0%
Commercial Banks	7.0%
Pharmaceuticals	6.6%
Insurance	4.6%
Food Products	3.6%
Chemicals	3.5%
Diversified Telecommunication Services	3.5%
Trading Companies & Distributors	3.2%
Metals & Mining	3.0%
Food & Staples Retailing	3.0%
Automobiles	3.0%
Electric Utilities	2.7%
Real Estate Management & Development	2.2%
Electronic Equipment, Instruments & Components	2.1%
Software	2.1%
Machinery	2.1%
Semiconductors & Semiconductor Equipment	1.9%
Specialty Retail	1.8%
Wireless Telecommunication Services	1.8%
Construction & Engineering	1.7%
Multi-Utilities	1.6%
Industrial Conglomerates	1.6%
Energy Equipment & Services	1.6%
Communications Equipment	1.5%
Auto Components	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Construction Materials	1.3%
Beverages	1.3%
Diversified Financial Services	1.2%
Electrical Equipment	1.1%
Capital Markets	1.0%
Health Care Equipment & Supplies	1.0%
Personal Products	0.9%
Tobacco	0.9%
Media	0.8%
Road & Rail	0.6%
Aerospace & Defense	0.6%
Consumer Finance	0.6%
Commercial Services & Supplies	0.5%
Gas Utilities	0.5%
Computers & Peripherals	0.5%
Professional Services	0.5%
Office Electronics	0.5%
Household Products	0.4%
Transportation Infrastructure	0.4%
Building Products	0.4%
Internet Software & Services	0.3%
Marine	0.3%
Leisure Equipment & Products	0.2%
Air Freight & Logistics	0.2%
Real Estate Investment Trusts (REIT)	0.2%
IT Services	0.2%
Health Care Providers & Services	0.1%
Household Durables	0.1%
Distributors	0.1%
Internet & Catalog Retail	0.1%
Multiline Retail	0.1%
Containers & Packaging	0.1%
Hotels, Restaurants & Leisure	0.1%
93.6%
PREFERRED STOCKS
Automobiles	0.1%
TOTAL COMMON STOCKS/ PREFERRED STOCKS	93.7%
CASH EQUIVALENTS
Institutional Money Market Funds	11.8%
Certificates of Deposit	2.1%
TOTAL INVESTMENTS	107.6%
Other assets less liabilities	(7.6)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.4%
Airlines—0.1%
Continental Airlines, Inc., Series 2001-1
6.503%	06/15/2011		$420,000	$363,300
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
6.678%	12/01/2009	#	875,000	861,875
Beverages—1.4%
Coca-Cola Enterprises, Inc.
3.398%	05/06/2011	#§	2,100,000	2,097,913
Diageo Capital plc (United Kingdom)
2.903%	11/10/2008	#§	3,500,000	3,499,828
				5,597,741
Capital Markets—0.3%
Merrill Lynch & Co., Inc.
6.000%	02/17/2009		1,250,000	1,213,415
Chemicals—0.3%
Arco Chemical Co.
10.250%	11/01/2010		750,000	678,750
Sensient Technologies Corp.
6.500%	04/01/2009		720,000	720,000
				1,398,750
Commercial Banks—1.0%
US Bancorp MTN
5.300%	04/28/2009	§	1,200,000	1,199,119
Wachovia Bank NA
5.800%	12/01/2008	§	1,750,000	1,731,980
Wells Fargo & Co.
2.919%	09/15/2009	#§	1,250,000	1,243,019
				4,174,118

Commercial Services & Supplies—0.6%
Allied Waste North America, Inc.
7.875%	04/15/2013	§	560,000	558,600
Corrections Corp. of America
6.250%	03/15/2013	§	560,000	526,400
Corrections Corp. of America
7.500%	05/01/2011		1,500,000	1,501,875
				2,586,875
Communications Equipment—0.9%
Cisco Systems, Inc.
2.892%	02/20/2009	#§	3,500,000	3,495,625
Computers & Peripherals—0.3%
Hewlett-Packard Co.
3.210%	09/03/2009	#§	1,200,000	1,198,728
Consumer Finance—1.9%
American General Finance Corp., Series G MTN
5.375%	09/01/2009		425,000	289,295
Caterpillar Financial Services Corp., Series F MTN
3.450%	01/15/2009	§	3,500,000	3,474,118
Ford Motor Credit Co. LLC
7.375%	10/28/2009		1,000,000	804,149
John Deere Capital Corp. MTN
3.261%	02/26/2010	#§	$1,300,000	$1,300,234
Toyota Motor Credit Corp. MTN
2.537%	01/12/2009	#§	2,000,000	1,999,056
				7,866,852
Diversified Financial Services—1.7%
Blue City Investments 1 Ltd. for Blue City Co., Series A3 (Cayman Islands)
6.602%	11/07/2013	#‡	1,000,000	815,320
General Electric Capital Corp.
2.856%	01/20/2010	#§	3,500,000	3,476,028
IBM International Group Capital LLC
3.133%	07/29/2009	#§	1,190,000	1,169,473
National Rural Utilities Cooperative Finance Corp.
4.658%	07/01/2010	#§	1,580,000	1,580,656
				7,041,477
Diversified Telecommunication Services—1.6%
AT&T Corp.
7.300%	11/15/2011		1,200,000	1,247,052
Frontier Communications Corp.
6.250%	01/15/2013	§	600,000	564,750
Qwest Capital Funding, Inc.
7.000%	08/03/2009		750,000	740,625
Sprint Capital Corp.
8.375%	03/15/2012		580,000	522,375
Verizon Communications, Inc.
4.200%	04/03/2009	#§	3,500,000	3,474,191
				6,548,993
Electric Utilities—0.2%
Southern Co.
3.511%	08/20/2010	#§	900,000	898,406
Food & Staples Retailing—0.3%
Safeway, Inc.
4.119%	03/27/2009	#§	1,200,000	1,191,564
Food Products—1.0%
Campbell Soup Co.
5.875%	10/01/2008	§	1,000,000	1,000,077
Kraft Foods, Inc.
4.000%	10/01/2008	§	3,000,000	2,999,996
				4,000,073
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011	§	525,000	498,750
Health Care Providers & Services—0.4%
UnitedHealth Group, Inc.
2.891%	03/02/2009	#§	1,650,000	1,634,422
Hotels, Restaurants & Leisure—0.3%
MGM MIRAGE
8.500%	09/15/2010		1,000,000	925,000
Mohegan Tribal Gaming Authority
8.000%	04/01/2012		500,000	427,500
				1,352,500
Household Durables—0.7%
Kimberly-Clark Corp.
2.899%	07/30/2010	#§	2,200,000	2,190,896
Standard Pacific Corp.
6.500%	10/01/2008		1,000,000	1,000,000
				3,190,896

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Independent Power Producers & Energy Traders—0.2%
Orion Power Holdings, Inc.
12.000%	05/01/2010		$650,000	$633,750
Insurance—0.6%
Berkshire Hathaway Finance Corp.
3.375%	10/15/2008	§	2,575,000	2,575,410
Machinery—0.9%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
4.304%	08/13/2010	#§	805,000	803,744
Textron, Inc.
6.375%	11/15/2008	§	2,900,000	2,909,800
				3,713,544
Media—1.5%
Cablevision Systems Corp., Series B
8.334%	04/01/2009	#	500,000	496,250
Comcast Corp.
3.088%	07/14/2009	#§	1,649,000	1,613,869
CSC Holdings, Inc., Series B
8.125%	08/15/2009		500,000	496,250
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013		1,500,000	933,750
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010		200,000	177,500
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013		515,000	511,138
Sinclair Television Group, Inc.
8.000%	03/15/2012		1,500,000	1,451,250
				5,680,007
Multiline Retail—1.0%
Neiman Marcus Group, Inc. (The) (PIK)
9.000%	10/15/2015		1,500,000	1,263,750
Target Corp.
2.927%	08/07/2009	#§	2,000,000	1,996,388
Wal-Mart Stores, Inc.
6.875%	08/10/2009	§	750,000	770,459
				4,030,597
Oil, Gas & Consumable Fuels—0.6%
Anadarko Petroleum Corp.
3.219%	09/15/2009	#§	1,200,000	1,186,144
BP Capital Markets PLC (United Kingdom)
3.026%	03/17/2010	#§	1,200,000	1,199,391
				2,385,535
Personal Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
3.029%	08/19/2009	#§	1,190,000	1,191,643
Pharmaceuticals—0.6%
AstraZeneca PLC (United Kingdom)
3.118%	09/11/2009	#§	1,100,000	1,100,425
GlaxoSmithKline Capital, Inc.
3.429%	05/13/2010	#§	1,100,000	1,095,878
				2,196,303
Software—0.5%
Oracle Corp.
2.864%	05/14/2010	#§	$2,200,000	$2,188,765
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		550,000	555,500
Tobacco—0.4%
Alliance One International, Inc.
11.000%	05/15/2012		1,500,000	1,477,500
Wireless Telecommunication Services—0.4%
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,492,500
TOTAL CORPORATE OBLIGATIONS
(Cost $85,791,884)				83,235,414

U.S. GOVERNMENT AGENCY OBLIGATIONS—27.4%
U.S. Government Agency Obligations—27.4%
Federal Home Loan Bank
5.000%	09/18/2009	§	4,235,000	4,303,946
3.375%	12/18/2009	§	7,600,000	7,612,281
2.750%	02/20/2009	§	7,500,000	7,487,354
2.500%	01/22/2009	§	2,200,000	2,196,113
2.428%	09/14/2009	#§	6,000,000	5,993,886
2.200%	04/01/2009	§	2,150,000	2,139,579
Federal Home Loan Bank Discount Notes
2.355%	10/23/2008		3,825,000	3,819,257
Federal Home Loan Mortgage Corp.
4.625%	12/19/2008	§	22,000,000	22,063,316
3.639%	09/28/2009	#§	5,000,000	4,996,075
3.076%	09/25/2009	#§	4,000,000	3,991,556
Federal Home Loan Mortgage Corp. MTN
3.306%	12/26/2008	#§	5,000,000	4,997,010
2.500%	05/18/2009	§	7,000,000	6,962,361
Federal National Mortgage Association
4.875%	10/15/2009	§	2,750,000	2,752,076
4.385%	11/13/2009	§	4,500,000	4,507,794
Federal National Mortgage Association Discount Notes
2.387%	11/10/2008	§	5,000,000	4,986,447
2.305%	11/05/2008	§	1,700,000	1,696,090
2.104%	10/20/2008		18,000,000	17,979,001
2.086%	11/03/2008		4,000,000	3,992,142
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,527,427)				112,476,284

U.S. TREASURY OBLIGATIONS—25.3%
U.S. Treasury Bills—9.3%
U.S. Treasury Bill
1.788%	12/04/2008	‡‡	26,450,000	26,416,857
1.485%	10/16/2008	§	2,000,000	1,998,575
0.776%	12/18/2008		9,460,000	9,454,466
				37,869,898
U.S. Treasury Notes—16.0%
U.S. Treasury Note
4.875%	06/30/2009	§	26,000,000	26,595,166
3.625%	10/31/2009	§	16,500,000	16,813,253
2.125%	04/30/2010	§	12,000,000	12,060,948
1.750%	03/31/2010	§	10,000,000	9,980,470
				65,449,837
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $102,562,220)				103,319,735

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—16.9%
Automobile—3.2%
AmeriCredit Automobile Receivables Trust
Series 2007-BF, Class A2
5.310%	01/06/2011		$524,717	$524,593
Bank of America Auto Trust
Series 2008-1A, Class A2B
3.815%	06/20/2011	#§ˆ	1,500,000	1,489,838
Capital Auto Receivables Asset Trust
Series 2007-1, Class A3B
2.498%	04/15/2011	#	1,500,000	1,463,077
Capital Auto Receivables Asset Trust
Series 2007-SN1, Class A3B
2.548%	07/15/2010	#	2,500,000	2,474,136
Carmax Auto Owner Trust
Series 2007-2, Class A2
5.320%	01/15/2010		126,484	126,570
Carmax Auto Owner Trust
Series 2008-1, Class A2
3.188%	04/15/2011	#§	1,676,650	1,660,522
Household Automotive Trust
Series 2006-2, Class A3
5.610%	08/17/2011		1,209,567	1,199,092
Long Beach Auto Receivables Trust
Series 2007-A, Class A2
5.150%	11/15/2010		418,228	418,095
Triad Auto Receivables Owner Trust
Series 2005-B, Class A3
4.280%	06/14/2010		1,013,178	1,010,697
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%	01/12/2011		778,805	770,899
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A2
5.360%	07/20/2010		481,254	481,642
Wachovia Auto Loan Owner Trust
Series 2007-1, Class A3A
5.290%	04/20/2012		1,500,000	1,477,332
				13,096,493
Credit Card—5.7%
American Express Credit Account Master Trust
Series 2004-5, Class B
2.738%	04/16/2012	#	1,750,000	1,712,869
American Express Credit Account Master Trust
Series 2006-A, Class C
2.718%	08/15/2011	#ˆ	2,750,000	2,727,275
BA Credit Card Trust
Series 2006-A10, Class A10
2.468%	02/15/2012	#§	3,400,000	3,351,709
Bank One Issuance Trust
Series 2004-B1, Class B1
2.808%	03/15/2012	#§	2,000,000	1,952,021
Chase Credit Card Master Trust
Series 2002-3, Class B
2.938%	09/15/2011	#	1,750,000	1,729,535
Chase Credit Card Master Trust
Series 2003-6, Class B
2.838%	02/15/2011	#	1,750,000	1,748,047
Chase Issuance Trust
Series 2006-C3, Class C3
2.718%	06/15/2011	#§	3,000,000	2,926,391
Citibank Credit Card Issuance Trust
Series 2006-B1, Class B1
2.597%	03/07/2011	#	$1,000,000	$988,854
Citibank Credit Card Issuance Trust
Series 2006-C4, Class C4
2.707%	01/09/2012	#§	2,180,000	2,043,973
GE Capital Credit Card Master Note Trust
Series 2005-3, Class B
2.788%	06/15/2013	#	1,500,000	1,379,531
Household Credit Card Master Note Trust I
Series 2006-1, Class B
2.628%	06/15/2012	#	1,000,000	947,239
MBNA Credit Card Master Note Trust
Series 2005-C3, Class C
2.758%	03/15/2011	#	1,750,000	1,748,078
				23,255,522
Home Equity—8.0%
Aegis Asset Backed Securities Trust
Series 2005-3, Class A2
3.447%	08/25/2035	#	772,895	764,047
Ameriquest Mortgage Securities, Inc.
Series 2005-R7, Class A2C
3.467%	09/25/2035	#	1,053,777	1,030,769
Argent Securities, Inc.
Series 2005-W2, Class A2B1
3.407%	10/25/2035	#	2,184,300	2,067,256
Bear Stearns Asset Backed Securities Trust
Series 2006-HE6, Class 1A1
3.237%	06/25/2036	#	747,942	741,713
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE3, Class A2C
3.467%	09/25/2035	#	377,589	375,926
Countrywide Asset-Backed Certificates
Series 2004-AB1, Class 2A3
3.727%	02/25/2035	#	1,355,142	1,276,170
Countrywide Asset-Backed Certificates
Series 2005-11, Class 3AV2
3.497%	02/25/2036	#	1,476,599	1,425,491
Countrywide Asset-Backed Certificates
Series 2006-12, Class 2A1
3.277%	06/25/2030	#	745,220	736,804
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class A2B
3.427%	05/25/2036	#	859,193	843,014
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF8, Class A2C
3.477%	09/25/2035	#§	1,259,779	1,233,279
Lehman XS Trust
Series 2005-8, Class 2A1A
3.407%	12/25/2035	#§	1,915,585	1,881,983
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2
3.487%	08/25/2045	#	796,500	768,861
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class 3A1
3.387%	08/25/2035	#	773,692	753,732
Mastr Asset Backed Securities Trust
Series 2006-WMC1, Class A2
3.317%	02/25/2036	#	1,281,429	1,246,889
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FM1, Class A2A
3.267%	04/25/2037	#	501,899	497,652
Option One Mortgage Loan Trust
Series 2005-4, Class A3
3.467%	11/25/2035	#§	1,914,016	1,757,801

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BASED SECURITIES—(Continued)
Option One Mortgage Loan Trust
Series 2006-1, Class 2A2
3.337%	01/25/2036	#	$876,602	$845,598
Park Place Securities, Inc.
Series 2004-WHQ2, Class A3E
3.627%	02/25/2035	#	1,219,473	1,143,032
Saxon Asset Securities Trust
Series 2005-4, Class A2C
3.457%	11/25/2037	#§	2,225,593	2,133,510
Soundview Home Equity Loan Trust
Series 2005-OPT4, Class 2A3
3.467%	12/25/2035	#§	3,000,000	2,787,957
Soundview Home Equity Loan Trust
Series 2006-OPT4, Class 2A2
3.297%	06/25/2036	#	1,182,716	1,149,453
Soundview Home Equity Loan Trust
Series 2006-OPT5, Class 2A2
3.297%	07/25/2036	#	732,522	720,374
Specialty Underwriting & Residential Finance
Series 2005-BC3, Class A2C
3.577%	06/25/2036	#	1,500,000	1,452,086
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2B
3.357%	12/25/2036	#	1,116,478	1,095,930
Structured Asset Investment Loan Trust
Series 2003-BC1, Class A2
3.887%	01/25/2033	#	3,139,688	2,778,528
Structured Asset Investment Loan Trust
Series 2006-BNC3, Class A2
3.247%	09/25/2036	#	989,441	969,843
Wells Fargo Home Equity Trust
Series 2006-2, Class A1
3.277%	07/25/2036	#	127,856	127,473
				32,605,171
TOTAL ASSET BACKED SECURITIES
(Cost $69,871,786)				68,957,186

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.2%
Mortgage Backed—1.2%
HSI Asset Securitization Corp. Trust
Series 2005-NC2, Class 2A3
3.467%	08/25/2035	#	947,481	923,896
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.342%	03/25/2044	#	1,370,071	1,217,271
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class A13
3.657%	06/25/2034	#	3,002,601	2,817,955
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $5,016,085)				4,959,122

	Shares	Value
PURCHASED OPTIONS—0.9%
Swiss Market Index, Expires 12/17/2008, Strike 6,788.00	370	$142,164
U.S. 10 Year Treasury Note, Expires 11/21/2008, Strike 105.00	367	3,561,047
TOTAL PURCHASED OPTIONS
(Cost $3,922,087)		3,703,211

CASH EQUIVALENTS—8.0%
Institutional Money Market Fund—8.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $32,630,932)	32,630,932	32,630,932
TOTAL INVESTMENTS—100.1%
(Cost $412,322,421)		409,281,884
Other Assets Less Liabilities—(0.1%)		(521,872)
NET ASSETS—100.0%		$408,760,012

Legend to the Schedule of Investments:

MTN	Medium Term Note

PIK	Payment-in Kind Security

#	Rate is subject to change. Rate shown reflects current rate.

§	Security has been earmarked to cover potential senior securities transactions which may include, but are not limited to, futures, swaps, forwards, options and TBA’s.

‡	Security valued at fair value as determined by policies approved by the board of directors.

‡‡	Security has been pledged as collateral for futures contracts.

ˆ	Securities not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Securities Act Rule 144A. 144A securities represent 1.0% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—20.5%
Aerospace & Defense—0.2%
Boeing Co.
6.125%	02/15/2033		$100,000	$96,919
Boeing Co.
5.125%	02/15/2013		250,000	249,888
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	238,933
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	287,844
United Technologies Corp.
4.875%	05/01/2015		500,000	493,134
United Technologies Corp.
6.100%	05/15/2012		50,000	51,792
United Technologies Corp.
6.700%	08/01/2028		150,000	160,074
				1,578,584
Airlines—0.0%
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		425,017	361,265
Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	238,627
Automobiles—0.2%
Daimler Finance North America LLC
6.500%	11/15/2013		500,000	488,463
Daimler Finance North America LLC
7.300%	01/15/2012		1,000,000	1,012,046
Daimler Finance North America LLC
7.200%	09/01/2009		350,000	353,815
				1,854,324
Beverages—0.3%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	305,769
Bottling Group LLC
5.500%	04/01/2016	œ	500,000	496,192
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	107,375
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	577,237
Diageo Capital plc (United Kingdom)
4.375%	05/03/2010		500,000	503,402
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	728,510
				2,718,485
Biotechnology—0.1%
Amgen, Inc.
5.850%	06/01/2017		250,000	240,379
Genentech, Inc.
4.750%	07/15/2015		200,000	186,033
Genentech, Inc.
5.250%	07/15/2035		100,000	83,401
Genentech, Inc.
4.400%	07/15/2010		100,000	100,876
Monsanto Co.
5.500%	08/15/2025	†	500,000	441,020
				1,051,709
Capital Markets—2.7%
Amvescap plc (Bermuda)
5.375%	02/27/2013		$100,000	$92,007
Bear Stearns Cos LLC (The) MTN
6.950%	08/10/2012		500,000	505,484
Bear Stearns Cos LLC (The)
4.500%	10/28/2010		500,000	485,807
Bear Stearns Cos LLC (The)
7.250%	02/01/2018		250,000	240,993
Bear Stearns Cos LLC (The)
5.700%	11/15/2014		50,000	46,803
Bear Stearns Cos LLC (The)
7.625%	12/07/2009		1,000,000	1,010,145
Boston Properties, Inc.
6.250%	01/15/2013		750,000	744,125
Camden Property Trust
5.000%	06/15/2015		200,000	174,271
Citigroup, Inc.
5.000%	09/15/2014		1,513,000	1,161,441
Citigroup, Inc.
5.625%	08/27/2012		150,000	129,399
Citigroup, Inc.
5.850%	12/11/2034		500,000	345,532
Citigroup, Inc.
6.125%	11/21/2017		750,000	636,663
Citigroup, Inc.
6.000%	08/15/2017		600,000	509,113
Citigroup, Inc.
6.625%	06/15/2032		150,000	108,966
Citigroup, Inc.
6.500%	01/18/2011		1,000,000	970,309
Citigroup, Inc.
6.000%	02/21/2012		350,000	323,706
Credit Suisse First Boston USA, Inc.
5.500%	08/15/2013	†	150,000	139,375
Credit Suisse First Boston USA, Inc.
6.500%	01/15/2012		350,000	345,630
Credit Suisse First Boston USA, Inc.
5.125%	08/15/2015		500,000	446,092
Credit Suisse First Boston USA, Inc.
5.125%	01/15/2014		500,000	472,818
Credit Suisse First Boston USA, Inc.
6.125%	11/15/2011		1,000,000	984,613
ERP Operating LP
5.375%	08/01/2016		500,000	424,725
ERP Operating LP
5.200%	04/01/2013		250,000	227,688
Goldman Sachs Group, Inc. (The)
6.125%	02/15/2033		700,000	506,461
Goldman Sachs Group, Inc. (The)
5.700%	09/01/2012	†	250,000	215,530
Goldman Sachs Group, Inc. (The)
7.350%	10/01/2009		750,000	727,358
Goldman Sachs Group, Inc. (The)
6.875%	01/15/2011		250,000	239,102
Goldman Sachs Group, Inc. (The)
6.600%	01/15/2012		650,000	606,356
Goldman Sachs Group, Inc. (The)
5.125%	01/15/2015		500,000	413,255
Goldman Sachs Group, Inc. (The)
5.150%	01/15/2014		500,000	411,094
Goldman Sachs Group, Inc. (The)
6.150%	04/01/2018		500,000	416,463
Goldman Sachs Group, Inc. (The)
5.950%	01/15/2027		500,000	305,861
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		1,000,000	838,554

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HCP, Inc. MTN
6.700%	01/30/2018		$500,000	$420,060
Jefferies Group, Inc.
6.250%	01/15/2036		350,000	217,471
JPMorgan Chase & Co.
4.750%	03/01/2015		1,000,000	897,312
JPMorgan Chase & Co.
5.375%	10/01/2012		270,000	261,068
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	260,152
JPMorgan Chase & Co.
4.500%	01/15/2012		500,000	471,123
JPMorgan Chase & Co.
6.625%	03/15/2012		1,500,000	1,475,327
JPMorgan Chase & Co.
5.750%	01/02/2013		750,000	718,682
JPMorgan Chase & Co.
5.125%	09/15/2014		750,000	669,241
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	▲	500,000	2,500
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	†▲	500,000	2,500
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		1,250,000	1,107,791
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	215,536
Merrill Lynch & Co., Inc.
6.220%	09/15/2026		1,000,000	751,434
Morgan Stanley MTN
5.450%	01/09/2017		1,000,000	621,221
Morgan Stanley
8.000%	06/15/2010		750,000	600,267
Morgan Stanley
6.750%	04/15/2011		500,000	370,254
Morgan Stanley
4.750%	04/01/2014		1,000,000	530,654
Morgan Stanley
7.250%	04/01/2032		100,000	54,702
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	331,408
Morgan Stanley, Series F MTN
5.950%	12/28/2017		500,000	313,710
Prologis
5.625%	11/15/2016		250,000	213,285
Realty Income Corp.
6.750%	08/15/2019		350,000	316,352
Simon Property Group LP
6.350%	08/28/2012		250,000	246,618
				26,274,407
Chemicals—0.2%
Dow Chemical Co.
6.000%	10/01/2012		150,000	151,827
Dow Chemical Co.
7.375%	11/01/2029	†	250,000	242,964
E.I. du Pont de Nemours & Co.
4.750%	11/15/2012		500,000	489,288
E.I. du Pont de Nemours & Co.
6.875%	10/15/2009	†	150,000	153,904
Potash Corp. of Saskatchewan (Canada)
4.875%	03/01/2013		500,000	470,135
Praxair, Inc.
3.950%	06/01/2013		150,000	142,925
Rohm & Haas Co.
7.850%	07/15/2029		$150,000	$143,695
				1,794,738
Commercial Banks—1.8%
BAC Capital Trust XI
6.625%	05/23/2036		500,000	387,658
Bank of America Corp.
7.750%	08/15/2015		750,000	735,816
Bank of America Corp.
6.800%	03/15/2028		500,000	418,142
Bank of America Corp.
5.420%	03/15/2017		700,000	558,091
Bank of America Corp.
5.750%	12/01/2017		1,000,000	849,427
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)
8.400%	04/15/2010		250,000	263,490
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.400%	06/15/2011		250,000	266,733
Bank One Corp.
5.900%	11/15/2011		750,000	732,602
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		1,000,000	998,012
BB&T Corp.
5.200%	12/23/2015		650,000	571,612
BB&T Corp.
5.250%	11/01/2019		500,000	381,851
Capital One Financial Corp.
6.150%	09/01/2016		500,000	375,783
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	1,000,000	438,115
First Union Institutional Trust I Capital
8.040%	12/01/2026		1,000,000	643,668
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	138,826
HSBC Holdings plc (United Kingdom)
5.250%	12/12/2012		150,000	142,806
JPMorgan Chase Bank NA
6.000%	10/01/2017		500,000	459,066
National Australia Bank Ltd., Series A (Australia)
8.600%	05/19/2010		1,000,000	1,047,390
National City Corp.
6.875%	05/15/2019		500,000	228,522
PNC Funding Corp.
5.250%	11/15/2015		200,000	176,831
Regions Bank
6.450%	06/26/2037		500,000	297,850
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	513,582
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	737,227
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	195,292
Swiss Bank Corp. of New York
7.375%	06/15/2017		100,000	99,319
Swiss Bank Corp. of New York
7.000%	10/15/2015		100,000	97,136
U.S. Bank NA, Series BKNT
4.800%	04/15/2015		250,000	243,299
UBS AG (Switzerland)
5.875%	07/15/2016		1,000,000	902,419
Wachovia Bank NA
4.875%	02/01/2015		1,500,000	890,184
Wachovia Corp.
5.300%	10/15/2011		500,000	417,216
Wells Fargo & Co.
4.200%	01/15/2010		500,000	493,289

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wells Fargo & Co.
5.000%	11/15/2014		$750,000	$686,817
Wells Fargo & Co., Series AI
7.550%	06/21/2010		750,000	776,099
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	392,452
Wells Fargo Bank NA
6.450%	02/01/2011		1,000,000	1,015,823
Zions Bancorporation
6.000%	09/15/2015		500,000	302,534
				17,874,979
Commercial Services & Supplies—0.1%
PHH Corp.
7.125%	03/01/2013		100,000	91,251
R.R. Donnelley & Sons Co.
4.950%	04/01/2014		550,000	488,119
Waste Management, Inc.
7.000%	07/15/2028		550,000	502,056
				1,081,426
Communications Equipment—0.1%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	481,178
Motorola, Inc.
7.500%	05/15/2025		500,000	427,394
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	352,702
				1,261,274
Computers & Peripherals—0.1%
International Business Machines Corp.
4.750%	11/29/2012	†	250,000	250,499
International Business Machines Corp.
7.000%	10/30/2025		500,000	525,258
				775,757
Construction Materials—0.2%
CRH America, Inc.
6.000%	09/30/2016		750,000	647,317
Hanson plc (United Kingdom)
6.125%	08/15/2016		500,000	459,643
Lafarge SA (France)
6.500%	07/15/2016		750,000	677,580
				1,784,540
Consumer Finance—1.1%
American Express Co.
6.800%	09/01/2066	#	1,000,000	856,029
American General Finance Corp., Series I MTN
5.400%	12/01/2015		750,000	370,709
Boeing Capital Corp.
6.100%	03/01/2011		500,000	525,198
Capital One Bank
5.125%	02/15/2014		500,000	437,418
CIT Group, Inc. MTN
4.750%	12/15/2010		1,000,000	651,549
CIT Group, Inc.
5.000%	02/13/2014		500,000	283,129
Household Finance Corp.
6.375%	10/15/2011		1,750,000	1,732,797
Household Finance Corp.
8.000%	07/15/2010		750,000	765,654
Household Finance Corp.
6.375%	11/27/2012		$1,000,000	$963,242
Household International Inc.
7.000%	05/15/2012		1,500,000	1,458,844
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	376,072
International Lease Finance Corp. MTN
5.450%	03/24/2011		1,000,000	750,521
John Deere Capital Corp.
7.000%	03/15/2012		350,000	367,473
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	229,878
SLM Corp.
5.450%	04/25/2011		750,000	525,284
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	310,309
Textron Financial Corp.
6.000%	11/20/2009		200,000	202,436
				10,806,542
Diversified Financial Services—2.0%
Associates Corp of North America
6.950%	11/01/2018		250,000	206,604
AXA Financial, Inc.
7.750%	08/01/2010		100,000	102,589
BSCH Issuances Ltd. (Cayman Islands)
7.625%	09/14/2010		350,000	371,550
China Development Bank (China)
5.000%	10/15/2015		250,000	235,957
CIT Group Funding Co. of Canada (Canada)
4.650%	07/01/2010		500,000	353,516
Citigroup Capital XXI
8.300%	12/21/2057	#	500,000	373,350
Deutsche Bank AG (Germany)
6.000%	09/01/2017	†	500,000	473,180
Deutsche Bank Financial, Inc. MTN
5.375%	03/02/2015	†	250,000	226,858
General Electric Capital Corp. MTN
5.400%	02/15/2017		750,000	660,176
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	443,635
General Electric Capital Corp.
4.800%	05/01/2013		1,000,000	913,013
General Electric Capital Corp.
6.375%	11/15/2067	#	1,000,000	810,483
General Electric Capital Corp., Series A MTN
5.875%	02/15/2012		500,000	485,033
General Electric Capital Corp., Series A MTN
5.625%	09/15/2017		750,000	644,770
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	627,679
General Electric Capital Corp., Series A MTN
4.625%	09/15/2009	†	1,000,000	983,632
General Electric Capital Corp., Series A MTN
6.000%	06/15/2012		1,000,000	965,959
Goldman Sachs Group, Inc. (The)
6.345%	02/15/2034		500,000	329,340
KFW International Finance, Inc. (Germany)
8.000%	02/15/2010		250,000	264,908
Kreditanstalt fuer Wiederaufbau (Germany)
3.250%	02/15/2011		1,000,000	1,007,720
Kreditanstalt fuer Wiederaufbau (Germany)
4.250%	06/15/2010		1,000,000	1,024,077
Kreditanstalt fuer Wiederaufbau (Germany)
4.125%	10/15/2014	†	1,000,000	1,007,926
Kreditanstalt fuer Wiederaufbau (Germany)
3.250%	03/15/2013		1,000,000	984,460

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kreditanstalt fuer Wiederaufbau MTN (Germany)
4.875%	01/17/2017		$1,000,000	$1,041,091
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		1,000,000	1,044,810
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	07/25/2016	#	1,000,000	757,887
National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		500,000	519,435
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,037,820
Unilever Capital Corp.
7.125%	11/01/2010		500,000	533,730
Western Union Co. (The)
5.400%	11/17/2011		1,000,000	1,009,569
				19,440,757
Diversified Telecommunication Services—1.3%
AT&T Corp.
7.300%	11/15/2011	†	1,000,000	1,039,210
AT&T, Inc.
5.625%	06/15/2016		500,000	463,760
Bellsouth Capital Funding Corp.
7.875%	02/15/2030		900,000	868,581
BellSouth Corp.
6.875%	10/15/2031		350,000	314,814
BellSouth Corp.
6.000%	10/15/2011	†	250,000	250,673
British Telecommunications plc (United Kingdom)
9.125%	12/15/2030		150,000	149,992
British Telecommunications plc (United Kingdom)
8.625%	12/15/2010		1,000,000	1,045,680
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	727,020
Deutsche Telekom International Finance BV (Netherlands)
8.500%	06/15/2010		700,000	726,943
Embarq Corp.
7.082%	06/01/2016		500,000	405,785
France Telecom SA (France)
8.500%	03/01/2031		500,000	543,862
France Telecom SA (France)
7.750%	03/01/2011		100,000	105,007
Koninklijve KPN NV (Netherlands)
8.000%	10/01/2010		350,000	366,926
Qwest Corp.
6.500%	06/01/2017		500,000	402,500
SBC Communications, Inc.
6.150%	09/15/2034		500,000	418,200
SBC Communications, Inc.
6.250%	03/15/2011		250,000	252,802
Telecom Italia Capital SA (Luxembourg)
6.000%	09/30/2034		250,000	175,625
Telecom Italia Capital SA (Luxembourg)
4.950%	09/30/2014		500,000	422,160
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		350,000	310,852
Telefonica Emisiones SAU (Spain)
6.421%	06/20/2016		500,000	470,150
Verizon Communications, Inc.
5.850%	09/15/2035		750,000	588,180
Verizon Global Funding Corp.
7.375%	09/01/2012		1,000,000	1,033,150
Verizon Global Funding Corp.
7.750%	12/01/2030	†	$750,000	$710,323
Verizon Pennsylvania, Inc., Series A
5.650%	11/15/2011		350,000	343,809
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	230,303
				12,366,307
Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	143,816
American Electric Power Co., Inc., Series C
5.375%	03/15/2010		250,000	251,605
Arizona Public Service Co.
6.500%	03/01/2012		150,000	149,307
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	145,146
Commonwealth Edison Co.
5.800%	03/15/2018		500,000	459,000
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	472,280
Constellation Energy Group, Inc.
7.600%	04/01/2032		150,000	136,743
Constellation Energy Group, Inc.
7.000%	04/01/2012		500,000	505,360
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	139,552
Dominion Resources, Inc.
5.700%	09/17/2012		250,000	247,808
DTE Energy Co.
7.050%	06/01/2011		350,000	356,461
Duke Energy Corp. LLC
6.450%	10/15/2032		500,000	472,475
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	149,466
Exelon Corp.
4.900%	06/15/2015	†	350,000	308,616
Exelon Generation Co. LLC
6.950%	06/15/2011		500,000	506,645
FirstEnergy Corp., Series B
6.450%	11/15/2011		175,000	175,957
FirstEnergy Corp., Series C
7.375%	11/15/2031		250,000	233,052
Florida Power & Light Co.
4.950%	06/01/2035		500,000	403,840
Florida Power & Light Co.
5.625%	04/01/2034		50,000	44,741
Florida Power & Light Co.
4.850%	02/01/2013		150,000	149,868
Jersey Central Power & Light
5.625%	05/01/2016		500,000	458,687
Midamerican Energy Holdings Co.
6.125%	04/01/2036	†	500,000	421,805
Midamerican Energy Holdings Co.
6.750%	12/30/2031		250,000	239,445
Midamerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	139,610
National Grid plc (United Kingdom)
6.300%	08/01/2016		250,000	238,836
Nisource Finance Corp.
7.875%	11/15/2010		50,000	51,450
Nisource Finance Corp.
5.450%	09/15/2020		500,000	399,240
Northern States Power Co.
6.250%	06/01/2036		500,000	458,735
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	163,833

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ohio Power Co., Series K
6.000%	06/01/2016		$500,000	$477,798
Oncor Electric Delivery Co.
6.375%	05/01/2012		350,000	335,696
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	398,409
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	442,680
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	149,475
PPL Capital Funding, Inc., Series A
6.700%	03/30/2067	#	500,000	405,808
Progress Energy, Inc.
7.750%	03/01/2031		250,000	257,450
Progress Energy, Inc.
7.100%	03/01/2011		188,000	193,281
PSEG Power LLC
8.625%	04/15/2031		500,000	542,140
Scottish Power Ltd. (United Kingdom)
5.375%	03/15/2015		500,000	479,604
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	119,180
Southern California Edison Co.
6.650%	04/01/2029		500,000	471,630
Southern Power Co., Series D
4.875%	07/15/2015		1,000,000	909,339
Union Electric Co.
6.400%	06/15/2017	œ	500,000	477,503
Virginia Electric and Power Co.
5.400%	04/30/2018	†	500,000	457,880
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	476,655
Wisconsin Electric Power
5.625%	05/15/2033		250,000	204,311
				14,822,218
Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	147,553
Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	254,403
Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	460,132
Food & Staples Retailing—0.2%
CVS Corp.
4.875%	09/15/2014		530,000	496,420
Kroger Co. (The)
7.500%	04/01/2031	†	200,000	198,177
Safeway, Inc.
7.500%	09/15/2009		800,000	781,845
				1,476,442
Food Products—0.5%
Archer-Daniels Midland Co.
5.450%	03/15/2018		750,000	694,760
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	468,518
Campbell Soup Co.
4.875%	10/01/2013		250,000	251,870
ConAgra Foods, Inc.
5.819%	06/15/2017		$153,000	$145,120
ConAgra Foods, Inc.
6.750%	09/15/2011		97,000	100,629
ConAgra Foods, Inc.
7.125%	10/01/2026		500,000	478,088
General Mills, Inc.
5.700%	02/15/2017		500,000	485,254
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	261,847
Kellogg Co., Series B
6.600%	04/01/2011		750,000	778,971
Kraft Foods, Inc.
6.875%	02/01/2038		500,000	461,688
Kraft Foods, Inc.
5.625%	11/01/2011		1,100,000	1,104,873
Kraft Foods, Inc.
6.500%	11/01/2031		100,000	87,181
				5,318,799
Gas Utilities—0.1%
KeySpan Corp.
7.625%	11/15/2010		350,000	368,144
Sempra Energy
6.150%	06/15/2018		500,000	462,092
				830,236
Health Care Equipment & Supplies—0.1%
Baxter International, Inc.
5.900%	09/01/2016		750,000	754,012
Johnson & Johnson
5.950%	08/15/2037		250,000	248,104
Johnson & Johnson
4.950%	05/15/2033		200,000	173,499
				1,175,615
Health Care Providers & Services—0.2%
Aetna, Inc.
6.625%	06/15/2036		250,000	230,958
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	453,089
UnitedHealth Group, Inc.
5.375%	03/15/2016		500,000	444,841
WellPoint, Inc.
5.250%	01/15/2016		1,000,000	922,475
WellPoint, Inc.
6.800%	08/01/2012		150,000	157,584
				2,208,947
Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
5.350%	03/01/2018		500,000	484,709
Wyndham Worldwide Corp.
6.000%	12/01/2016		435,000	371,743
Yum! Brands, Inc.
7.700%	07/01/2012		250,000	261,302
				1,117,754
Household Durables—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	681,839
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	501,637
Kimberly-Clark Corp.
5.625%	02/15/2012		250,000	255,484
				1,438,960

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Insurance—0.8%
AEGON Funding Co. LLC
5.750%	12/15/2020		$500,000	$442,936
Allstate Corp. (The)
5.350%	06/01/2033		500,000	377,750
American International Group, Inc. MTN
5.850%	01/16/2018		1,000,000	502,679
American International Group, Inc.
5.050%	10/01/2015		750,000	404,824
American International Group, Inc.
4.250%	05/15/2013		100,000	57,226
Assurant, Inc.
5.625%	02/15/2014		500,000	465,715
AXA SA (France)
8.600%	12/15/2030		250,000	243,371
Berkshire Hathaway Finance Corp.
4.125%	01/15/2010	†	500,000	502,094
Chubb Corp.
6.375%	03/29/2067	#	500,000	381,867
Cincinnati Financial Corp.
6.125%	11/01/2034		500,000	381,831
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	113,422
ING Capital Funding Trust III, Perpetual Bond
8.439%	12/31/2010	#	150,000	138,384
Lincoln National Corp.
6.150%	04/07/2036		250,000	206,578
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		1,000,000	938,702
MetLife, Inc.
5.000%	06/15/2015		1,000,000	913,470
MetLife, Inc.
5.700%	06/15/2035		500,000	394,540
Progressive Corp. (The)
6.625%	03/01/2029		150,000	147,642
Prudential Financial, Inc. MTN
5.700%	12/14/2036		250,000	185,196
Prudential Financial, Inc., Series B MTN
5.100%	09/20/2014		500,000	454,740
Travelers Property Casualty Corp.
7.750%	04/15/2026		500,000	508,879
				7,761,846
IT Services—0.0%
Computer Sciences Corp.
7.375%	06/15/2011		100,000	103,683
Electronic Data Systems Corp., Series B
6.000%	08/01/2013		150,000	153,097
				256,780
Machinery—0.4%
3M Co. MTN
5.700%	03/15/2037		250,000	251,574
Caterpillar, Inc.
6.050%	08/15/2036		500,000	453,072
Deere & Co.
6.950%	04/25/2014	†	250,000	261,449
General Electric Co.
5.000%	02/01/2013		800,000	737,513
Honeywell International, Inc.
7.500%	03/01/2010		1,000,000	1,052,039
Honeywell International, Inc.
6.125%	11/01/2011		250,000	264,008
Tyco International Group SA (Luxembourg)
6.375%	10/15/2011		$400,000	$403,532
				3,423,187
Media—1.0%
British Sky Broadcasting Group plc (United Kingdom)
8.200%	07/15/2009		250,000	257,095
CBS Corp.
7.875%	07/30/2030		250,000	207,021
CBS Corp.
5.625%	08/15/2012		50,000	47,115
Comcast Corp.
6.950%	08/15/2037		400,000	342,139
Comcast Corp.
5.300%	01/15/2014		500,000	458,800
Comcast Corp.
5.850%	01/15/2010		1,000,000	1,006,163
Comcast Corp.
6.450%	03/15/2037		500,000	404,432
Comcast Corp.
5.650%	06/15/2035	†	500,000	372,755
COX Communications, Inc.
5.500%	10/01/2015		75,000	68,723
COX Communications, Inc.
4.625%	06/01/2013		250,000	231,340
COX Communications, Inc.
5.450%	12/15/2014		300,000	279,886
News America Holdings, Inc.
7.750%	12/01/2045		200,000	188,441
News America Holdings, Inc.
8.000%	10/17/2016		150,000	156,486
News America, Inc.
6.400%	12/15/2035		500,000	421,236
News America, Inc.
5.300%	12/15/2014		500,000	475,908
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	493,254
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	479,029
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	496,331
Time Warner Entertainment Co. LP
8.375%	07/15/2033		500,000	476,527
Time Warner, Inc.
7.625%	04/15/2031		500,000	435,255
Time Warner, Inc.
6.875%	05/01/2012		150,000	148,840
Time Warner, Inc.
5.875%	11/15/2016	†	1,000,000	880,240
Viacom, Inc.
6.250%	04/30/2016		1,000,000	901,923
Walt Disney Co., Series B MTN
7.000%	03/01/2032	†	500,000	517,861
				9,746,800
Metals & Mining—0.2%
Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	124,226
Alcan, Inc. (Canada)
4.875%	09/15/2012		350,000	338,231
Alcoa, Inc.
5.550%	02/01/2017		750,000	671,023
BHP Finance USA (Australia)
4.800%	04/15/2013	†	150,000	144,156
Southern Copper Corp.
7.500%	07/27/2035		250,000	232,389

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		$600,000	$537,064
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		250,000	234,860
				2,281,949
Multiline Retail—0.3%
Macy’s Retail Holdings, Inc.
5.350%	03/15/2012		250,000	230,399
Macy’s Retail Holdings, Inc.
5.900%	12/01/2016		750,000	619,205
Target Corp.
6.000%	01/15/2018		500,000	474,215
Target Corp.
7.000%	07/15/2031		350,000	352,305
Wal-Mart Stores, Inc.
4.125%	02/15/2011		250,000	251,376
Wal-Mart Stores, Inc.
5.250%	09/01/2035		750,000	601,429
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	271,933
Wal-Mart Stores, Inc.
4.550%	05/01/2013		500,000	499,488
				3,300,350
Multi-National—1.2%
Asian Development Bank/Pasig MTN (Supranational)
4.125%	09/15/2010		1,000,000	1,031,520
Asian Development Bank/Pasig MTN (Supranational)
5.500%	06/27/2016		750,000	812,731
European Investment Bank (Supranational)
4.000%	03/03/2010		1,000,000	1,019,770
European Investment Bank (Supranational)
4.625%	05/15/2014		500,000	518,595
European Investment Bank (Supranational)
4.125%	09/15/2010		1,500,000	1,538,625
European Investment Bank (Supranational)
4.625%	03/21/2012		1,000,000	1,038,700
European Investment Bank (Supranational)
5.125%	09/13/2016		1,000,000	1,052,248
European Investment Bank (Supranational)
3.375%	06/12/2013	†	500,000	497,280
Inter-American Development Bank (Supranational)
7.375%	01/15/2010		750,000	789,110
Inter-American Development Bank MTN (Supranational)
3.500%	03/15/2013		1,000,000	981,894
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023		1,000,000	1,294,864
International Finance Corp. (Supranational)
5.125%	05/02/2011		1,000,000	1,066,760
				11,642,097
Office Electronics—0.1%
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	190,778
Pitney Bowes, Inc.
5.000%	03/15/2015	†	500,000	476,714
Xerox Corp.
6.875%	08/15/2011		750,000	756,180
				1,423,672
Oil, Gas & Consumable Fuels—1.5%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		$400,000	$359,092
Anadarko Petroleum Corp.
6.450%	09/15/2036		500,000	393,116
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	157,282
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012		250,000	235,860
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	364,597
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	873,299
Conoco, Inc.
6.950%	04/15/2029		1,250,000	1,260,188
DCP Midstream LLC
7.875%	08/16/2010		350,000	358,554
Devon Financing Corp. ULC
6.875%	09/30/2011		750,000	782,822
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	711,806
Enterprise Products Operating LP
4.950%	06/01/2010		150,000	148,809
Enterprise Products Operating LP, Series B
5.600%	10/15/2014		150,000	141,521
Enterprise Products Partners LP, Series B
6.875%	03/01/2033		150,000	132,217
Hess Corp.
6.650%	08/15/2011		150,000	150,094
Hess Corp.
7.300%	08/15/2031		250,000	229,412
Kinder Morgan Energy Partners LP
7.300%	08/15/2033		500,000	457,650
Marathon Oil Corp.
5.900%	03/15/2018		500,000	444,793
Marathon Oil Corp.
6.125%	03/15/2012		350,000	356,078
Nexen, Inc. (Canada)
5.050%	11/20/2013		250,000	229,760
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	396,966
ONEOK Partners LP
6.150%	10/01/2016		500,000	472,851
Pemex Project Funding Master Trust
6.625%	06/15/2035		500,000	460,395
Pemex Project Funding Master Trust
9.375%	12/02/2008		177,000	178,451
Pemex Project Funding Master Trust
9.125%	10/13/2010	œ	80,000	85,800
Petrobras International Finance Co. (Cayman Islands)
6.125%	10/06/2016		500,000	473,750
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	198,114
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	449,376
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	†	350,000	301,683
Texas Eastern Transmission LP
7.000%	07/15/2032		500,000	487,232
TransCanada Pipelines Corp. (Canada)
5.850%	03/15/2036		500,000	413,877
TransCanada Pipelines Ltd. (Canada)
4.000%	06/15/2013		250,000	232,275
Union Pacific Resources Group
7.150%	05/15/2028		350,000	323,181
Valero Energy Corp.
6.125%	06/15/2017		500,000	468,774

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Valero Energy Corp.
4.750%	06/15/2013		$500,000	$458,420
Williams Cos, Inc.
7.875%	09/01/2021		500,000	501,003
XTO Energy, Inc.
5.500%	06/15/2018	†	300,000	265,661
XTO Energy, Inc.
4.900%	02/01/2014		750,000	701,252
				14,656,011
Paper & Forest Products—0.2%
International Paper Co.
7.950%	06/15/2018		500,000	492,123
Masco Corp.
6.125%	10/03/2016		500,000	435,099
Weyerhaeuser Co.
7.375%	03/15/2032		500,000	439,556
Weyerhaeuser Co.
6.750%	03/15/2012		100,000	98,908
				1,465,686
Personal Products—0.0%
Procter & Gamble Co.
5.800%	08/15/2034		250,000	244,898
Pharmaceuticals—0.5%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	999,103
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	739,741
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	309,424
Eli Lilly & Co.
6.770%	01/01/2036		250,000	272,879
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014	†	500,000	474,901
Merck & Co., Inc.
4.750%	03/01/2015		350,000	344,452
Merck & Co., Inc.
4.375%	02/15/2013	†	200,000	197,471
Pharmacia Corp.
6.500%	12/01/2018		350,000	380,203
Schering-Plough Corp.
6.750%	12/01/2033		250,000	234,695
Teva Pharmaceutical Finance LLC
6.150%	02/01/2036		250,000	219,513
Wyeth
5.500%	02/01/2014		250,000	248,100
Wyeth
6.500%	02/01/2034		250,000	250,125
Wyeth
6.950%	03/15/2011		250,000	263,930
Wyeth
5.500%	03/15/2013		100,000	101,155
				5,035,692
Road & Rail—0.3%
Burlington Northern Santa Fe Corp.
7.125%	12/15/2010		750,000	786,950
Canadian National Railway Co. (Canada)
6.250%	08/01/2034		500,000	467,668
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	565,233
CSX Corp.
6.750%	03/15/2011		$300,000	$306,751
Norfolk Southern Corp.
5.257%	09/17/2014		500,000	501,068
Norfolk Southern Corp.
7.050%	05/01/2037		500,000	517,362
Union Pacific Corp.
6.625%	02/01/2029		250,000	235,889
				3,380,921
Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	942,868
Specialty Retail—0.2%
Home Depot, Inc.
5.875%	12/16/2036		250,000	176,233
Home Depot, Inc.
5.200%	03/01/2011	†	750,000	731,009
Limited Brands, Inc.
5.250%	11/01/2014		250,000	209,526
Lowe’s Cos, Inc.
5.400%	10/15/2016		1,000,000	960,042
				2,076,810
Thrifts & Mortgage Finance—0.0%
Abbey National plc (United Kingdom)
7.950%	10/26/2029		250,000	241,987
Washington Mutual, Inc.
5.650%	08/15/2014	▲	250,000	1,562
				243,549
Tobacco—0.1%
Reynolds American, Inc.
7.625%	06/01/2016		750,000	745,702
Transportation Infrastructure—0.0%
FedEx Corp.
9.650%	06/15/2012		150,000	169,742
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	279,918
				449,660
Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
5.500%	03/01/2014		100,000	94,281
AT&T Wireless Services, Inc.
8.750%	03/01/2031		250,000	277,130
AT&T Wireless Services, Inc.
7.875%	03/01/2011		750,000	789,983
Cingular Wireless LLC
6.500%	12/15/2011		250,000	254,645
Vodafone Group plc (United Kingdom)
5.375%	01/30/2015		250,000	227,708
Vodafone Group plc (United Kingdom)
5.625%	02/27/2017		500,000	445,170
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		550,000	567,055
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	242,492
				2,898,464
TOTAL CORPORATE OBLIGATIONS
(Cost $224,950,645)				202,491,722

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.5%
U.S. Government Agency Obligations—9.5%
Federal Home Loan Bank
5.750%	05/15/2012	†	$2,225,000	$2,366,975
5.375%	05/18/2016	†	2,000,000	2,096,006
5.250%	06/18/2014	†	1,000,000	1,042,726
4.875%	09/08/2017		1,250,000	1,251,568
4.750%	12/16/2016	†	1,000,000	999,097
4.625%	02/18/2011	†	5,500,000	5,650,046
4.500%	11/15/2012	†	3,500,000	3,573,563
4.375%	03/17/2010	†	975,000	990,466
3.875%	01/15/2010	†	1,500,000	1,512,499
3.625%	09/16/2011- 05/29/2013	†	7,600,000	7,503,271
Federal Home Loan Mortgage Corp.
7.000%	03/15/2010	†	2,630,000	2,772,814
6.875%	09/15/2010		3,500,000	3,741,126
6.250%	07/15/2032	†	1,050,000	1,226,584
6.000%	06/15/2011- 04/16/2037		2,550,000	2,677,165
5.650%	02/23/2017		1,160,000	1,165,183
5.600%	10/17/2013		500,000	500,657
5.500%	07/18/2016		1,000,000	1,059,780
5.250%	10/06/2011		800,000	800,263
5.200%	03/05/2019		200,000	198,545
5.000%	01/30/2014		600,000	622,243
4.750%	12/08/2010		500,000	515,201
4.500%	04/02/2014- 01/15/2015		1,250,000	1,266,313
4.375%	01/25/2010- 07/17/2015	†	5,000,000	5,043,370
4.125%	07/12/2010- 02/24/2011	†	2,150,000	2,187,478
Federal Home Loan Mortgage Corp. MTN
5.450%	11/21/2013		500,000	501,742
5.375%	01/09/2014		400,000	402,349
5.250%	02/24/2011		600,000	604,796
5.050%	01/26/2015		300,000	310,087
4.150%	05/29/2013		1,300,000	1,299,229
3.450%	04/30/2010		6,000,000	6,003,726
Federal National Mortgage Association
9.235%	06/01/2017		1,000,000	674,666
7.250%	01/15/2010	†	1,300,000	1,366,944
6.625%	11/15/2030	†	1,000,000	1,210,603
6.250%	05/15/2029		1,740,000	2,000,925
6.125%	03/15/2012		750,000	809,993
6.060%	07/20/2027		300,000	306,713
5.945%	06/07/2027		300,000	306,942
5.800%	02/09/2026		100,000	101,060
5.700%	10/05/2021		300,000	301,618
5.625%	05/19/2011		1,300,000	1,319,618
5.500%	03/15/2011- 12/14/2022		2,980,000	3,132,617
5.375%	11/15/2011- 04/11/2022	†	4,380,000	4,581,646
5.300%	05/07/2012		700,000	701,243
5.000%	03/15/2016- 05/11/2017	†	3,950,000	4,066,913
4.875%	12/15/2016	†	1,000,000	1,017,214
4.750%	01/02/2013		1,300,000	1,307,481
4.625%	10/15/2013		900,000	927,534
4.375%	09/15/2012- 03/15/2013	†	5,400,000	5,512,960
4.125%	05/15/2010		1,200,000	1,217,032
Financing Corp. Fico
8.600%	09/26/2019		$500,000	$655,491
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	688,280
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,325,268
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $92,461,050)				93,417,629

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—40.6%
U.S. Government Agency Mortgage-Backed Securities—40.6%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		526,245	572,055
7.000%	02/01/2016- 09/01/2036		1,674,064	1,760,030
6.500%	08/01/2010- 01/01/2038		10,131,298	10,440,295
6.056%	01/01/2037	#	2,665,823	2,729,040
6.000%	11/01/2016- 06/01/2038		28,869,830	29,290,365
5.902%	01/01/2037	#	650,643	662,238
5.646%	02/01/2037	#	1,619,886	1,630,585
5.500%	02/01/2018- 09/01/2038		49,686,871	49,567,923
5.000%	05/01/2018- 06/01/2038		38,109,505	37,399,893
4.745%	09/01/2035	#	772,020	777,985
4.500%	08/01/2018- 09/01/2036		11,403,502	11,091,968
4.396%	12/01/2035	#	6,062,563	5,973,074
4.000%	05/01/2019- 12/01/2020		3,108,360	2,969,495
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		43,598	47,173
7.000%	03/01/2030- 04/01/2038		4,358,327	4,563,117
6.500%	02/01/2017- 01/01/2037		12,550,147	12,916,727
6.000%	04/01/2014- 12/01/2037		41,349,311	41,979,561
5.676%	01/01/2037	#	2,790,723	2,845,685
5.638%	05/01/2036	#	2,085,236	2,129,176
5.626%	03/01/2037	#	6,491,658	6,600,560
5.598%	07/01/2036	#	1,748,589	1,785,464
5.500%	01/01/2018- 08/01/2038		67,095,348	67,131,259
5.420%	02/01/2037	#	349,907	356,328
5.407%	12/01/2036	#	2,654,093	2,669,550
5.000%	03/01/2018- 05/01/2038		44,165,792	43,352,948
4.843%	10/01/2035	#	1,669,967	1,677,644
4.759%	05/01/2035	#	1,713,499	1,723,648
4.676%	05/01/2035	#	472,387	476,662
4.500%	03/01/2018- 02/01/2038		12,536,220	12,183,446
4.439%	08/01/2034	#	842,572	848,704
4.000%	07/01/2018- 12/01/2018		3,297,678	3,201,779
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		708,917	764,127
7.000%	09/15/2037		583,793	611,803

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
6.500%	03/15/2026- 12/15/2037		$4,069,105	$4,178,900
6.000%	02/15/2033- 09/15/2038		12,793,067	13,011,088
5.500%	03/15/2033- 06/15/2038		12,158,121	12,199,254
5.000%	05/15/2033- 05/15/2038		7,555,899	7,425,720
4.500%	07/15/2038		992,720	948,172
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $400,732,568)				400,493,441

U.S. TREASURY OBLIGATIONS—20.9%
U.S. Treasury Bonds—5.2%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	909,501
11.750%	11/15/2014		500,000	554,883
11.250%	02/15/2015		1,500,000	2,176,173
9.875%	11/15/2015		550,000	770,430
9.125%	05/15/2018	†	1,060,000	1,497,167
8.750%	05/15/2017	†	1,250,000	1,695,704
8.500%	02/15/2020		2,500,000	3,472,463
8.125%	08/15/2019- 05/15/2021		3,010,000	4,063,659
8.000%	11/15/2021		2,420,000	3,311,997
7.875%	02/15/2021		500,000	672,305
7.625%	02/15/2025		314,000	433,050
7.500%	11/15/2024		775,000	1,055,635
7.250%	08/15/2022		1,500,000	1,950,000
7.125%	02/15/2023		2,525,000	3,259,225
6.500%	11/15/2026	†	1,550,000	1,946,583
6.250%	05/15/2030		410,000	515,063
6.125%	11/15/2027- 08/15/2029	†	5,650,000	6,912,515
6.000%	02/15/2026		1,700,000	2,017,689
5.375%	02/15/2031	†	2,811,000	3,195,098
5.250%	02/15/2029	†	1,480,000	1,641,529
5.000%	05/15/2037	†	1,410,000	1,568,956
4.750%	02/15/2037	†	2,750,000	2,942,503
4.500%	02/15/2036	†	2,650,000	2,720,805
4.375%	02/15/2038	†	1,750,000	1,772,832
				51,055,765
U.S. Treasury Notes—15.7%
U.S. Treasury Note
5.750%	08/15/2010	†	800,000	857,001
5.125%	05/15/2016		800,000	880,626
5.000%	02/15/2011- 08/15/2011	†	4,735,000	5,075,738
4.875%	05/31/2011- 08/15/2016	†	5,785,000	6,220,623
4.750%	02/15/2010- 08/15/2017	†	13,640,000	14,427,965
4.625%	10/31/2011- 02/15/2017	†	9,980,000	10,648,521
4.500%	02/28/2011- 05/15/2017	†	19,985,000	21,198,065
4.375%	08/15/2012	†	2,910,000	3,099,834
4.250%	10/15/2010- 08/15/2014	†	12,282,000	13,014,400
4.125%	08/15/2010- 05/15/2015	†	$3,130,000	$3,282,173
4.000%	03/15/2010- 02/15/2015	†	10,880,000	11,309,125
3.875%	05/15/2010- 02/15/2013	†	16,610,000	17,198,048
3.625%	05/15/2013		1,660,000	1,712,265
3.500%	11/15/2009- 02/15/2018	†	21,355,000	21,503,298
3.375%	10/15/2009- 11/30/2012	†	15,550,000	15,879,631
2.625%	05/31/2010	†	7,980,000	8,071,650
2.125%	01/31/2010	†	860,000	862,620
				155,241,583
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $201,609,160)				206,297,348

MUNICIPAL OBLIGATIONS—0.2%
New Jersey Economic Development Authority, Series A (New Jersey)
7.425%	02/15/2029		500,000	580,415
New Jersey State Turnpike Authority, Series 2003-B (New Jersey)
4.252%	01/01/2016		25,000	23,967
State of Illinois, Series 2003 (Illinois)
5.100%	06/01/2033		1,100,000	1,030,040
State of Oregon, Series 2003 (Oregon)
5.762%	06/01/2023		200,000	206,922
TOTAL MUNICIPAL OBLIGATIONS
(Cost $1,831,180)				1,841,344

SOVEREIGN DEBT OBLIGATIONS—1.8%
Government Issued—1.8%
Brazilian Government International Bond (Brazil)
7.875%	03/07/2015		455,000	487,305
Brazilian Government International Bond (Brazil)
7.125%	01/20/2037		460,000	473,800
Brazilian Government International Bond (Brazil)
11.000%	01/11/2012		910,000	1,112,475
Brazilian Government International Bond (Brazil)
10.125%	05/15/2027		635,000	836,612
Brazilian Government International Bond (Brazil)
8.875%	04/15/2024		400,000	479,000
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	†	860,000	1,080,375
Export-Import Bank Of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	441,250
Hydro Quebec (Canada)
8.050%	07/07/2024		500,000	653,684
Hydro Quebec (Canada)
6.300%	05/11/2011		350,000	376,366
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	267,977
People’s Republic of China (China)
4.750%	10/29/2013		250,000	251,323
Province of British Columbia (Canada)
6.500%	01/15/2026		150,000	178,276
Province of Manitoba (Canada)
4.900%	12/06/2016		500,000	517,675
Province of Ontario (Canada)
3.625%	10/21/2009		250,000	252,740
Province of Ontario (Canada)
5.450%	04/27/2016	†	1,000,000	1,064,277

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—(Continued)
Province of Ontario (Canada)
4.500%	02/03/2015	†	$400,000	$403,049
Province of Quebec (Canada)
7.500%	09/15/2029		600,000	765,516
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		850,000	905,131
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	266,170
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	112,491
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	160,965
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	185,409
Republic of Italy (Italy)
6.875%	09/27/2023	†	250,000	303,379
Republic of Italy (Italy)
6.000%	02/22/2011		550,000	591,321
Republic of Italy (Italy)
4.375%	06/15/2013	†	1,000,000	1,028,780
Republic of Italy (Italy)
5.375%	06/15/2033		500,000	519,650
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	256,563
State of Israel (Israel)
5.500%	11/09/2016		600,000	619,749
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	518,824
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	592,500
United Mexican States, Series A MTN (Mexico)
5.875%	01/15/2014		1,000,000	1,008,750
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	870,750
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	538,750
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $18,322,278)				18,120,882

ASSET BACKED SECURITIES—0.9%
Automobile—0.3%
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%	03/17/2014		2,000,000	1,885,899
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%	02/15/2012		1,000,000	994,591
				2,880,490
Credit Card—0.3%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		500,000	440,139
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		1,450,000	1,410,481
MBNA Credit Card Master Note Trust
Series 2005-A6, Class A6
4.500%	01/15/2013		1,200,000	1,190,946
				3,041,566
Electric Utilities—0.3%
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.620%	03/01/2016		$2,700,000	$2,721,886
TOTAL ASSET BACKED SECURITIES
(Cost $9,304,244)				8,643,942

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—4.7%
Mortgage Backed—4.7%
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.118%	07/11/2043		500,000	481,381
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A5
4.811%	12/10/2042		500,000	453,667
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AM
5.352%	09/10/2047	#	1,000,000	846,507
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A2
5.381%	01/15/2049		1,500,000	1,401,987
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4
4.715%	02/11/2041		1,500,000	1,378,076
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.303%	10/12/2042	#	921,000	842,107
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	729,601
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.400%	07/15/2044	#	900,000	827,490
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.617%	10/15/2048		1,500,000	1,335,683
CS First Boston Mortgage Corp.
Series 2005-C2, Class A4
4.832%	04/15/2037		750,000	673,295
CS First Boston Mortgage Securities Corp.
Series 2004-C2, Class A2
5.416%	05/15/2036	#	2,000,000	1,866,084
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.100%	08/15/2038	#	2,650,000	2,495,986
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	641,650
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class A2
6.531%	05/15/2033		1,000,000	1,004,997
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.512%	11/10/2045	#	2,000,000	1,715,507
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class D
5.044%	12/10/2041	#	250,000	169,949
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%	03/10/2039	†	1,000,000	847,573
GS Mortgage Securities Corp. II
Series 2003-C1, Class A3
4.608%	01/10/2040		60,000	55,663

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB7, Class A3
4.449%	01/12/2038		$2,000,000	$1,923,896
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	931,680
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB9, Class A4
5.552%	06/12/2041	#	750,000	705,714
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX, Class AJ
4.951%	01/12/2037	#	1,750,000	1,405,420
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class AM
5.499%	01/12/2043	#	900,000	770,160
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class E
4.981%	07/15/2042	#	750,000	521,628
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	826,417
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%	08/15/2042	#	1,075,000	957,569
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	599,787
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A6
4.786%	10/15/2029	#	1,000,000	907,360
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.424%	02/15/2040		1,000,000	842,228
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	630,947
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	495,215
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A3
5.652%	02/12/2039	#	750,000	707,003
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A4
5.602%	02/12/2039	#	1,500,000	1,339,494
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	659,441
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.172%	12/12/2049	#	1,000,000	860,842
Morgan Stanley Capital I
Series 2004-HQ3, Class A3
4.490%	01/13/2041		1,000,000	962,463
Morgan Stanley Capital I
Series 2004-T13, Class A2
3.940%	09/13/2045		654,778	638,097
Morgan Stanley Capital I
Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	491,731
Morgan Stanley Capital I
Series 2006-HQ9, Class AM
5.773%	07/12/2044	#	1,000,000	821,360
Morgan Stanley Capital I
Series 2006-IQ12, Class A2
5.283%	12/15/2043		$750,000	$713,644
Morgan Stanley Capital I
Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,260,451
Morgan Stanley Capital I
Series 2007-IQ13, Class AM
5.406%	03/15/2044		1,500,000	1,141,442
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A1
4.180%	03/12/2035		527,323	496,340
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	676,112
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	692,014
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	462,656
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.408%	07/15/2041	#	750,000	697,770
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	774,512
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A3
5.892%	05/15/2043	#	1,000,000	953,898
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AJ
6.189%	06/15/2045	#	1,000,000	753,674
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A3
5.679%	10/15/2048		1,600,000	1,417,178
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	478,856
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	413,391
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $52,108,848)				46,697,593

		Shares	Value
CASH EQUIVALENTS—22.2%
Institutional Money Market Funds—10.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	50,000,000	50,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	33,038,373	33,038,373
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		15,764,852	15,764,852
			98,803,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—8.8%
Allied Irish Banks plc
4.500%	10/02/2008	††	$8,000,000	$8,000,000
Bank of Ireland
4.750%	10/20/2008	††	9,000,000	9,000,000
Erste Bank AG
4.500%	10/03/2008	††	9,000,000	9,000,000
HSH Nordbank AG
2.630%	10/09/2008	††	10,000,083	10,000,083
KBC Bank N.V.
4.250%	10/14/2008	††	8,000,000	8,000,000
Lloyds Bank plc
2.720%	10/10/2008	††	5,024,288	5,024,288
Natixis
2.991%	10/01/2008	#††	10,990,077	10,990,077
Royal Bank of Scotland plc
2.680%	10/02/2008	††	9,114,635	9,114,635
Societe Generale
4.180%	10/14/2008	††	7,986,091	7,986,091
Sumitomo Mitsui Banking Corp.
2.740%	10/14/2008	††	10,000,000	10,000,000
				87,115,174
Time Deposits—3.4%
Den Norshe Bank
8.000%	10/01/2008	††	10,000,000	10,000,000
HSBC Holdings plc
2.790%	10/01/2008	††	10,000,000	10,000,000
Landesbank Baden-Weurttemberg
8.000%	10/01/2008	††	10,000,000	10,000,000
Nordea Bank AB
9.000%	10/01/2008	††	3,604,435	3,604,435
				33,604,435
TOTAL CASH EQUIVALENTS
(Cost $219,522,834)				219,522,834

TOTAL INVESTMENTS—121.3%
(Cost $1,220,842,807)				1,197,526,735
Other Assets Less Liabilities—(21.3%)				(210,038,316)
NET ASSETS—100.0%				$987,488,419

Legend to the Schedule of Investments:

MTN	Medium Term Note
œ	Illiquid Security.
†	Denotes all or a portion of security on loan.
▲	Security in default.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—2.7%
Boeing Co. (The)		22,941	$1,315,666
General Dynamics Corp.		12,172	896,103
Goodrich Corp.		3,725	154,960
Honeywell International, Inc.		23,027	956,772
L-3 Communications Holdings, Inc.		3,770	370,667
Lockheed Martin Corp.		10,320	1,131,794
Northrop Grumman Corp.		10,493	635,246
Precision Castparts Corp.		4,277	336,942
Raytheon Co.		12,973	694,185
Rockwell Collins, Inc.		5,106	245,548
United Technologies Corp.		29,999	1,801,740
			8,539,623
Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		5,392	274,776
Expeditors International of Washington, Inc.		6,669	232,348
FedEx Corp.		9,562	755,781
United Parcel Service, Inc., Class B		31,237	1,964,495
			3,227,400
Airlines—0.1%
Southwest Airlines Co.		22,465	325,967
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,363	112,727
Johnson Controls, Inc.		18,309	555,312
			668,039
Automobiles—0.3%
Ford Motor Co.	*†	69,781	362,861
General Motors Corp.	†	17,696	167,227
Harley-Davidson, Inc.	†	7,186	268,038
			798,126
Beverages—2.8%
Anheuser-Busch Cos, Inc.		22,204	1,440,595
Brown-Forman Corp., Class B	†	2,464	176,940
Coca-Cola Co. (The)		61,541	3,254,288
Coca-Cola Enterprises, Inc.		9,748	163,474
Constellation Brands, Inc., Class A	*†	5,602	120,219
Molson Coors Brewing Co., Class B		4,639	216,873
Pepsi Bottling Group, Inc.		4,086	119,189
PepsiCo, Inc.		48,497	3,456,381
			8,947,959
Biotechnology—1.6%
Amgen, Inc.	*	32,969	1,954,073
Biogen Idec, Inc.	*	8,876	446,374
Celgene Corp.	*	14,069	890,286
Genzyme Corp.	*	8,228	665,563
Gilead Sciences, Inc.	*	28,463	1,297,343
			5,253,639
Building Products—0.1%
Masco Corp.	†	11,772	211,190
Capital Markets—2.7%
American Capital Ltd.	†	6,407	163,443
Ameriprise Financial, Inc.		6,718	256,628
Bank of New York Mellon Corp. (The)		35,462	$1,155,352
Charles Schwab Corp. (The)	†	29,198	759,148
E*Trade Financial Corp.	*†	12,800	35,840
Federated Investors, Inc., Class B		2,799	80,751
Franklin Resources, Inc.		4,858	428,135
Goldman Sachs Group, Inc. (The)		13,440	1,720,320
Invesco Ltd.		11,900	249,662
Janus Capital Group, Inc.	†	4,574	111,057
Legg Mason, Inc.	†	4,387	166,969
Merrill Lynch & Co., Inc.		47,146	1,192,794
Morgan Stanley		33,835	778,205
Northern Trust Corp.		6,839	493,776
State Street Corp.		13,358	759,803
T. Rowe Price Group, Inc.	†	7,912	424,953
			8,776,836
Chemicals—2.0%
Air Products & Chemicals, Inc.		6,726	460,664
Ashland, Inc.		1,771	51,784
CF Industries Holdings, Inc.		1,735	158,683
Dow Chemical Co. (The)	†	28,581	908,304
E.I. Du Pont de Nemours & Co.		27,913	1,124,894
Eastman Chemical Co.		2,451	134,952
Ecolab, Inc.		5,184	251,528
Hercules, Inc.		3,515	69,562
International Flavors & Fragrances, Inc.		2,365	93,323
Monsanto Co.		17,022	1,684,837
PPG Industries, Inc.		5,081	296,324
Praxair, Inc.		9,796	702,765
Rohm & Haas Co.	†	3,701	259,070
Sigma-Aldrich Corp.	†	3,792	198,777
			6,395,467
Commercial Banks—2.9%
BB&T Corp.	†	16,901	638,858
Comerica, Inc.	†	4,863	159,458
Fifth Third Bancorp	†	17,870	212,653
First Horizon National Corp.	†	6,231	58,326
Huntington Bancshares, Inc.	†	11,365	90,806
KeyCorp		15,298	182,658
M&T Bank Corp.		2,431	216,967
Marshall & Ilsley Corp.		8,011	161,422
National City Corp.	†	23,561	41,232
PNC Financial Services Group, Inc.		10,783	805,490
Regions Financial Corp.		21,660	207,936
SunTrust Banks, Inc.		10,877	489,356
U.S. Bancorp		53,898	1,941,406
Wachovia Corp.	†	66,822	233,877
Wells Fargo & Co.		102,405	3,843,260
Zions Bancorporation		3,246	125,620
			9,409,325
Commercial Services & Supplies—0.4%
Allied Waste Industries, Inc.	*	10,337	114,844
Avery Dennison Corp.	†	3,045	135,442
Cintas Corp.		4,114	118,113
Pitney Bowes, Inc.		6,462	214,926
R.R. Donnelley & Sons Co.		6,781	166,338
Waste Management, Inc.		15,290	481,482
			1,231,145
Communications Equipment—2.6%
Ciena Corp.	*†	2,144	21,612
Cisco Systems, Inc.	*	183,286	4,134,932
Corning, Inc.		48,782	762,950

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Harris Corp.		4,153	$191,869
JDS Uniphase Corp.	*†	5,668	47,951
Juniper Networks, Inc.	*	16,362	344,747
Motorola, Inc.		68,986	492,560
QUALCOMM, Inc.		50,793	2,182,575
Tellabs, Inc.	*	12,229	49,650
			8,228,846
Computers & Peripherals—4.4%
Apple, Inc.	*	27,426	3,117,239
Dell, Inc.	*	54,037	890,530
EMC Corp.	*	64,482	771,205
Hewlett-Packard Co.		75,869	3,508,183
International Business Machines Corp.		41,967	4,908,460
Lexmark International, Inc., Class A	*†	2,870	93,476
NetApp, Inc.	*†	10,193	185,818
QLogic Corp.	*†	4,584	70,410
SanDisk Corp.	*†	6,917	135,227
Sun Microsystems, Inc.	*†	23,439	178,137
Teradata Corp.	*	5,590	109,005
			13,967,690
Construction & Engineering—0.2%
Fluor Corp.		5,432	302,563
Jacobs Engineering Group, Inc.	*	3,730	202,576
			505,139
Construction Materials—0.1%
Vulcan Materials Co.	†	3,366	250,767
Consumer Finance—0.7%
American Express Co.		35,886	1,271,441
Capital One Financial Corp.	†	11,425	582,675
Discover Financial Services	†	15,513	214,390
SLM Corp.	*†	14,292	176,363
			2,244,869
Containers & Packaging—0.1%
Ball Corp.		3,168	125,104
Bemis Co., Inc.	†	3,365	88,197
Pactiv Corp.	*	4,478	111,189
Sealed Air Corp.		4,782	105,156
			429,646
Distributors—0.1%
Genuine Parts Co.		5,034	202,417
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	3,304	195,927
H&R Block, Inc.		10,232	232,778
			428,705
Diversified Financial Services—4.8%
Bank of America Corp.		141,092	4,938,220
CIT Group, Inc.		8,652	60,218
Citigroup, Inc.		168,491	3,455,750
CME Group, Inc.		2,064	766,797
IntercontinentalExchange, Inc.	*	2,157	174,027
JPMorgan Chase & Co.		113,902	5,319,223
Leucadia National Corp.	†	5,140	233,561
Moody’s Corp.	†	6,109	207,706
NYSE Euronext		8,209	321,629
			15,477,131
Diversified Telecommunication Services—2.7%
AT&T, Inc.		182,538	$5,096,461
CenturyTel, Inc.	†	3,293	120,688
Embarq Corp.	†	4,416	179,069
Frontier Communications Corp.	†	10,409	119,704
Qwest Communications International, Inc.	†	49,218	158,974
Verizon Communications, Inc.		87,799	2,817,470
Windstream Corp.		14,143	154,724
			8,647,090
Electric Utilities—2.1%
Allegheny Energy, Inc.	†	5,195	191,020
American Electric Power Co., Inc.		12,380	458,432
Duke Energy Corp.		39,212	683,465
Edison International		9,898	394,930
Entergy Corp.		6,031	536,819
Exelon Corp.		20,271	1,269,370
FirstEnergy Corp.		9,421	631,113
FPL Group, Inc.		12,628	635,189
Pepco Holdings, Inc.	†	6,023	137,987
Pinnacle West Capital Corp.		2,891	99,479
PPL Corp.		11,562	428,025
Progress Energy, Inc.	†	8,085	348,706
Southern Co.		23,820	897,776
			6,712,311
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A	†	5,710	228,115
Emerson Electric Co.		23,841	972,474
Rockwell Automation, Inc.		4,562	170,345
			1,370,934
Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc.	*	11,104	329,345
Amphenol Corp., Class A		5,468	219,485
Jabil Circuit, Inc.		5,995	57,192
Molex, Inc.	†	4,262	95,682
Tyco Electronics Ltd. (Bermuda)		14,662	405,551
			1,107,255
Energy Equipment & Services—2.6%
Baker Hughes, Inc.		9,542	577,673
BJ Services Co.		8,811	168,554
Cameron International Corp.	*†	6,832	263,305
ENSCO International, Inc.	†	4,299	247,751
Halliburton Co.		27,142	879,129
Nabors Industries Ltd. (Bermuda)	*	8,284	206,437
National Oilwell Varco, Inc.	*	12,668	636,314
Noble Corp.		8,474	372,009
Rowan Cos, Inc.	†	3,489	106,589
Schlumberger Ltd.		37,116	2,898,389
Smith International, Inc.	†	6,644	389,604
Transocean, Inc.	*	9,871	1,084,231
Weatherford International Ltd.	*	20,798	522,862
			8,352,847
Food & Staples Retailing—2.9%
Costco Wholesale Corp.		13,446	873,049
CVS Caremark Corp.		44,312	1,491,542
Kroger Co. (The)		20,497	563,258
Safeway, Inc.		13,907	329,874
SUPERVALU, Inc.		6,343	137,643
SYSCO Corp.		18,301	564,220

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Walgreen Co.		30,618	$947,933
Wal-Mart Stores, Inc.		69,462	4,160,079
Whole Foods Market, Inc.	†	4,200	84,126
			9,151,724
Food Products—1.7%
Archer-Daniels-Midland Co.	†	19,425	425,602
Campbell Soup Co.		6,505	251,093
ConAgra Foods, Inc.		14,538	282,909
Dean Foods Co.	*	4,192	97,925
General Mills, Inc.		10,394	714,276
H.J. Heinz Co.		9,503	474,865
Hershey Co. (The)		5,155	203,829
Kellogg Co.		7,949	445,939
Kraft Foods, Inc., Class A		46,877	1,535,222
McCormick & Co., Inc.		3,895	149,763
Sara Lee Corp.		21,949	277,216
Tyson Foods, Inc., Class A		9,193	109,764
Wm. Wrigley Jr. Co.		6,663	529,042
			5,497,445
Gas Utilities—0.1%
Nicor, Inc.	†	1,395	61,868
Questar Corp.		5,268	215,567
			277,435
Health Care Equipment & Supplies—2.3%
Baxter International, Inc.		19,420	1,274,535
Becton Dickinson & Co.		7,580	608,371
Boston Scientific Corp.	*†	46,372	568,984
C.R. Bard, Inc.		3,184	302,066
Covidien Ltd.		15,518	834,248
Hospira, Inc.	*	4,680	178,776
Intuitive Surgical, Inc.	*	1,198	288,694
Medtronic, Inc.		34,919	1,749,442
St. Jude Medical, Inc.	*	10,312	448,469
Stryker Corp.		7,642	476,096
Varian Medical Systems, Inc.	*	4,001	228,577
Zimmer Holdings, Inc.	*	7,063	455,987
			7,414,245
Health Care Providers & Services—1.9%
Aetna, Inc.		14,590	526,845
AmerisourceBergen Corp.		5,126	192,994
Cardinal Health, Inc.		11,241	553,956
Cigna Corp.		8,754	297,461
Coventry Health Care, Inc.	*	4,800	156,240
DaVita, Inc.	*	3,228	184,028
Express Scripts, Inc.	*	7,575	559,187
Humana, Inc.	*	5,100	210,120
Laboratory Corp. of America Holdings	*†	3,523	244,849
McKesson Corp.		8,702	468,255
Medco Health Solutions, Inc.	*	15,681	705,645
Patterson Cos, Inc.	*	2,852	86,729
Quest Diagnostics, Inc.		4,860	251,116
Tenet Healthcare Corp.	*†	14,819	82,245
UnitedHealth Group, Inc.		38,022	965,379
WellPoint, Inc.	*	15,856	741,585
			6,226,634
Health Care Technology—0.0%
IMS Health, Inc.		6,032	114,065
Hotels, Restaurants & Leisure—1.3%
Carnival Corp.		13,500	$477,225
Darden Restaurants, Inc.		4,663	133,502
International Game Technology		9,467	162,643
Marriott International, Inc., Class A		9,595	250,334
McDonald’s Corp.		35,006	2,159,870
Starbucks Corp.	*†	21,892	325,534
Starwood Hotels & Resorts Worldwide, Inc.		5,931	166,898
Wendy’s/Arby’s Group, Inc., Class A		10,039	52,802
Wyndham Worldwide Corp.		6,076	95,454
Yum! Brands, Inc.		14,541	474,182
			4,298,444
Household Durables—0.5%
Black & Decker Corp.	†	1,913	116,215
Centex Corp.		3,736	60,523
D.R. Horton, Inc.		8,206	106,842
Fortune Brands, Inc.		4,752	272,575
Harman International Industries, Inc.	†	2,000	68,140
KB Home		2,308	45,422
Leggett & Platt, Inc.		5,276	114,964
Lennar Corp., Class A		4,253	64,603
Newell Rubbermaid, Inc.		8,746	150,956
Pulte Homes, Inc.	†	6,258	87,424
Snap-On, Inc.		1,846	97,210
Stanley Works (The)	†	2,596	108,357
Whirlpool Corp.	†	2,302	182,526
			1,475,757
Household Products—2.7%
Clorox Co.	†	4,108	257,531
Colgate-Palmolive Co.		15,646	1,178,926
Kimberly-Clark Corp.		12,781	828,720
Procter & Gamble Co.		93,986	6,549,884
			8,815,061
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	20,826	243,456
Constellation Energy Group, Inc.		5,647	137,222
Dynegy, Inc., Class A	*	14,627	52,365
			433,043
Industrial Conglomerates—3.1%
3M Co.		21,629	1,477,477
General Electric Co.		308,037	7,854,943
Textron, Inc.	†	7,472	218,780
Tyco International Ltd. (Bermuda)		14,729	515,810
			10,067,010
Insurance—2.9%
Aflac, Inc.		14,542	854,343
Allstate Corp. (The)		16,757	772,833
American International Group, Inc.		82,660	275,258
AON Corp.		8,596	386,476
Assurant, Inc.		3,669	201,795
Chubb Corp.		11,157	612,519
Cincinnati Financial Corp.	†	5,083	144,561
Genworth Financial, Inc., Class A	†	13,920	119,851
Hartford Financial Services Group, Inc.		9,464	387,929
Lincoln National Corp.		7,954	340,511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Loews Corp.		11,259	$444,618
Marsh & McLennan Cos, Inc.		16,036	509,303
MBIA, Inc.	†	6,439	76,624
MetLife, Inc.		21,255	1,190,280
Principal Financial Group, Inc.		7,853	341,527
Progressive Corp. (The)		20,912	363,869
Prudential Financial, Inc.		13,211	951,192
Torchmark Corp.	†	2,839	169,772
Travelers Cos, Inc. (The)		18,284	826,437
Unum Group		10,826	271,733
XL Capital Ltd., Class A (Bermuda)		9,361	167,936
			9,409,367
Internet & Catalog Retail—0.3%
Amazon.com, Inc.	*	9,876	718,578
Expedia, Inc.	*	6,356	96,039
			814,617
Internet Software & Services—1.5%
Akamai Technologies, Inc.	*†	5,150	89,816
eBay, Inc.	*	34,382	769,469
Google, Inc., Class A	*	7,398	2,963,047
VeriSign, Inc.	*†	6,024	157,106
Yahoo! Inc.	*	42,852	741,340
			4,720,778
IT Services—1.0%
Affiliated Computer Services, Inc., Class A	*	3,065	155,181
Automatic Data Processing, Inc.		15,781	674,638
Cognizant Technology Solutions Corp., Class A	*	8,648	197,434
Computer Sciences Corp.	*	4,843	194,640
Convergys Corp.	*†	4,528	66,924
Fidelity National Information Services, Inc.	†	5,813	107,308
Fiserv, Inc.	*	5,132	242,846
Mastercard, Inc., Class A	†	2,238	396,864
Paychex, Inc.		9,970	329,309
Total System Services, Inc.		6,097	99,991
Unisys Corp.	*	10,465	28,779
Western Union Co. (The)		22,562	556,604
			3,050,518
Leisure Equipment & Products—0.2%
Eastman Kodak Co.	†	8,976	138,051
Hasbro, Inc.		4,244	147,352
Mattel, Inc.		11,814	213,124
			498,527
Life Sciences Tools & Services—0.4%
Applied Biosystems, Inc.		5,286	181,046
Millipore Corp.	*†	1,546	106,365
PerkinElmer, Inc.		4,019	100,354
Thermo Fisher Scientific, Inc.	*	13,077	719,235
Waters Corp.	*	3,186	185,361
			1,292,361
Machinery—1.6%
Caterpillar, Inc.		18,867	1,124,473
Cummins, Inc.		6,097	266,561
Danaher Corp.		7,885	547,219
Deere & Co.		13,434	664,983
Dover Corp.		5,839	236,771
Eaton Corp.		4,975	$279,496
Illinois Tool Works, Inc.		12,456	553,669
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	†	9,826	306,276
ITT Corp.		5,413	301,017
Manitowoc Co., Inc. (The)	†	3,906	60,738
PACCAR, Inc.	†	11,068	422,687
Pall Corp.	†	3,958	136,116
Parker Hannifin Corp.		5,165	273,745
Terex Corp.	*	3,229	98,549
			5,272,300
Media—2.6%
CBS Corp., Class B		20,603	300,392
Comcast Corp., Class A		90,424	1,775,023
DIRECTV Group, Inc. (The)	*	17,915	468,835
Gannett Co., Inc.		7,093	119,943
Interpublic Group of Cos, Inc.	*†	13,428	104,067
McGraw-Hill Cos., Inc. (The)		9,866	311,864
Meredith Corp.	†	1,189	33,340
New York Times Co. (The), Class A	†	4,417	63,119
News Corp., Class A		70,079	840,247
Omnicom Group, Inc.	†	10,092	389,147
Scripps Networks Interactive, Inc., Class A	†	2,500	90,775
Time Warner, Inc.		110,869	1,453,493
Viacom, Inc., Class B	*	19,268	478,617
Walt Disney Co. (The)		57,739	1,772,010
Washington Post Co. (The), Class B		182	101,330
			8,302,202
Metals & Mining—0.8%
AK Steel Holding Corp.		3,429	88,880
Alcoa, Inc.		25,638	578,906
Allegheny Technologies, Inc.	†	3,169	93,644
Freeport-McMoRan Copper & Gold, Inc.		11,734	667,078
Newmont Mining Corp.		14,078	545,663
Nucor Corp.		9,540	376,830
Titanium Metals Corp.	†	2,725	30,901
United States Steel Corp.		3,716	288,399
			2,670,301
Multiline Retail—0.8%
Big Lots, Inc.	*†	2,400	66,792
Dillard’s, Inc., Class A	†	1,726	20,367
Family Dollar Stores, Inc.		4,363	103,403
J.C. Penney Co., Inc.		7,038	234,647
Kohl’s Corp.	*	9,410	433,613
Macy’s, Inc.		12,923	232,355
Nordstrom, Inc.	†	4,969	143,207
Sears Holdings Corp.	*†	1,772	165,682
Target Corp.		23,389	1,147,230
			2,547,296
Multi-Utilities—1.2%
Ameren Corp.		6,170	240,815
Centerpoint Energy, Inc.		9,695	141,256
CMS Energy Corp.	†	7,199	89,771
Consolidated Edison, Inc.	†	8,433	362,282
Dominion Resources, Inc.		17,958	768,243
DTE Energy Co.		5,330	213,840
Integrys Energy Group, Inc.		2,341	116,910
NiSource, Inc.		8,413	124,176
PG&E Corp.		10,922	409,029

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Public Service Enterprise Group, Inc.		15,790	$517,754
Sempra Energy	†	7,648	385,995
TECO Energy, Inc.		5,950	93,593
Xcel Energy, Inc.		13,753	274,922
			3,738,586
Office Electronics—0.1%
Xerox Corp.		27,090	312,348
Oil, Gas & Consumable Fuels—10.5%
Anadarko Petroleum Corp.		14,377	697,428
Apache Corp.		10,352	1,079,507
Cabot Oil & Gas Corp.		3,009	108,745
Chesapeake Energy Corp.	†	15,869	569,062
Chevron Corp.		63,594	5,245,233
ConocoPhillips		47,034	3,445,241
Consol Energy, Inc.		5,595	256,755
Devon Energy Corp.		13,671	1,246,795
El Paso Corp.	†	22,180	283,017
EOG Resources, Inc.		7,575	677,659
Exxon Mobil Corp.		160,768	12,485,243
Hess Corp.		8,756	718,692
Marathon Oil Corp.		21,839	870,721
Massey Energy Co.		2,476	88,319
Murphy Oil Corp.		5,894	378,041
Noble Energy, Inc.		5,358	297,851
Occidental Petroleum Corp.		25,131	1,770,479
Peabody Energy Corp.		8,293	373,185
Pioneer Natural Resources Co.	†	3,701	193,488
Range Resources Corp.	†	4,649	199,303
Southwestern Energy Co.	*	10,617	324,243
Spectra Energy Corp.		19,031	452,938
Sunoco, Inc.		3,836	136,485
Tesoro Corp.	†	4,285	70,660
Valero Energy Corp.		16,217	491,375
Williams Cos, Inc.		17,884	422,957
XTO Energy, Inc.		16,995	790,607
			33,674,029
Paper & Forest Products—0.3%
International Paper Co.		13,188	345,262
MeadWestvaco Corp.		5,462	127,319
Weyerhaeuser Co.		6,520	394,982
			867,563
Personal Products—0.2%
Avon Products, Inc.		13,350	554,960
Estee Lauder Cos, Inc. (The), Class A	†	3,640	181,672
			736,632
Pharmaceuticals—6.5%
Abbott Laboratories		47,720	2,747,718
Allergan, Inc.		9,502	489,353
Barr Pharmaceuticals, Inc.	*	3,200	208,960
Bristol-Myers Squibb Co.		61,249	1,277,042
Eli Lilly & Co.		30,958	1,363,081
Forest Laboratories, Inc.	*	9,616	271,940
Johnson & Johnson		86,558	5,996,738
King Pharmaceuticals, Inc.	*	7,638	73,172
Merck & Co., Inc.		66,108	2,086,368
Mylan, Inc.	*†	9,331	106,560
Pfizer, Inc.		208,695	3,848,336
Schering-Plough Corp.		50,286	928,782
Watson Pharmaceuticals, Inc.	*†	2,919	$83,192
Wyeth		41,263	1,524,255
			21,005,497
Professional Services—0.1%
Equifax, Inc.		3,838	132,219
Monster Worldwide, Inc.	*†	4,065	60,609
Robert Half International, Inc.	†	5,293	131,002
			323,830
Real Estate Investment Trusts (REIT)—1.3%
Apartment Investment & Management Co., Class A REIT		2,650	92,803
AvalonBay Communities, Inc. REIT	†	2,470	243,097
Boston Properties, Inc. REIT	†	3,717	348,134
Developers Diversified Realty Corp. REIT	†	3,951	125,207
Equity Residential REIT		8,303	368,736
General Growth Properties, Inc. REIT		7,043	106,349
HCP, Inc. REIT		7,789	312,573
Host Hotels & Resorts, Inc. REIT		16,217	215,524
Kimco Realty Corp. REIT	†	7,029	259,651
Plum Creek Timber Co., Inc. REIT	†	5,089	253,738
ProLogis REIT		8,124	335,278
Public Storage REIT	†	3,844	380,595
Simon Property Group, Inc. REIT	†	6,910	670,270
Vornado Realty Trust REIT	†	4,239	385,537
			4,097,492
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	5,846	78,161
Road & Rail—1.1%
Burlington Northern Santa Fe Corp.		8,756	809,317
CSX Corp.		12,670	691,402
Norfolk Southern Corp.		11,673	772,869
Ryder System, Inc.	†	1,762	109,244
Union Pacific Corp.		15,886	1,130,448
			3,513,280
Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc.	*†	16,617	87,239
Altera Corp.	†	9,869	204,091
Analog Devices, Inc.		9,501	250,351
Applied Materials, Inc.		41,621	629,726
Broadcom Corp., Class A	*†	14,124	263,130
Intel Corp.		174,163	3,262,073
KLA-Tencor Corp.		5,560	175,974
Linear Technology Corp.	†	6,719	206,005
LSI Corp.	*	20,107	107,773
MEMC Electronic Materials, Inc.	*	7,012	198,159
Microchip Technology, Inc.	†	5,551	163,366
Micron Technology, Inc.	*†	23,746	96,171
National Semiconductor Corp.		6,093	104,861
Novellus Systems, Inc.	*†	3,117	61,218
Nvidia Corp.	*	16,756	179,457
Teradyne, Inc.	*†	6,358	49,656
Texas Instruments, Inc.		40,640	873,760
Xilinx, Inc.	†	8,667	203,241
			7,116,251

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Software—3.7%
Adobe Systems, Inc.	*	16,454	$649,439
Autodesk, Inc.	*	7,066	237,064
BMC Software, Inc.	*	5,773	165,281
CA, Inc.		11,671	232,953
Citrix Systems, Inc.	*†	5,196	131,251
Compuware Corp.	*	9,006	87,268
Electronic Arts, Inc.	*	9,665	357,508
Intuit, Inc.	*	9,924	313,698
Microsoft Corp.		243,216	6,491,435
Novell, Inc.	*†	11,821	60,760
Oracle Corp.	*	121,282	2,463,238
Salesforce.com, Inc.	*	3,203	155,025
Symantec Corp.	*	26,043	509,922
			11,854,842
Specialty Retail—1.7%
Abercrombie & Fitch Co., Class A		2,804	110,618
AutoNation, Inc.	*†	4,218	47,410
AutoZone, Inc.	*	1,371	169,099
Bed Bath & Beyond, Inc.	*†	7,855	246,726
Best Buy Co., Inc.		10,485	393,188
GameStop Corp., Class A	*†	4,955	169,511
Gap, Inc. (The)		13,860	246,431
Home Depot, Inc.		52,552	1,360,571
Limited Brands, Inc.		8,888	153,940
Lowe’s Cos, Inc.		45,337	1,074,034
Office Depot, Inc.	*	8,714	50,715
RadioShack Corp.	†	3,908	67,530
Sherwin-Williams Co. (The)	†	3,072	175,596
Staples, Inc.		21,969	494,302
Tiffany & Co.	†	3,866	137,320
TJX Cos, Inc.		13,095	399,659
			5,296,650
Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	*†	10,467	262,094
Jones Apparel Group, Inc.		2,636	48,792
Liz Claiborne, Inc.	†	3,056	50,210
Nike, Inc., Class B		12,129	811,430
Polo Ralph Lauren Corp.	†	1,954	130,215
V.F. Corp.	†	2,652	205,026
			1,507,767
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		15,412	284,352
MGIC Investment Corp.		2,777	19,522
Sovereign Bancorp, Inc.		16,814	66,415
			370,289
Tobacco—1.6%
Altria Group, Inc.		64,332	1,276,347
Lorillard, Inc.		5,232	372,257
Philip Morris International, Inc.		63,855	3,071,425
Reynolds American, Inc.	†	5,390	262,062
UST, Inc.		4,656	309,810
			5,291,901
Trading Companies & Distributors—0.1%
Fastenal Co.		3,975	196,325
W.W. Grainger, Inc.	†	2,018	175,506
			371,831
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	12,160	$437,395
Sprint Nextel Corp.		88,179	537,892
			975,287
TOTAL COMMON STOCKS
(Cost $209,729,245)			315,191,729

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill—0.1%
U.S. Treasury Bill
0.070%	10/23/2008	‡‡
(Cost $454,980)			$455,000	454,980

CASH EQUIVALENTS—8.5%

		Shares	Value
Institutional Money Market Funds—8.0%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	18,834,186	18,834,186
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		6,941,972	6,941,972
			25,776,158

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—0.5%
KBC Bank N.V.
4.250%	10/14/2008	††	$500,000	500,000
Royal Bank of Scotland plc
2.680%	10/02/2008	††	506,368	506,368
Societe Generale
4.180%	10/14/2008	††	499,131	499,131
				1,505,499
TOTAL CASH EQUIVALENTS
(Cost $27,281,657)				27,281,657
TOTAL INVESTMENTS—106.8%
(Cost $237,465,882)				342,928,366
Other assets less liabilities—(6.8%)				(21,901,496)
NET ASSETS—100.0%				$321,026,870

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.

†	Denotes all or a portion of security on loan.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—99.1%
Aerospace & Defense—2.2%
AAR Corp.	*†	1,489	$24,703
Alliant Techsystems, Inc.	*†	1,550	145,607
Applied Signal Technology, Inc.	†	1,237	21,499
Axsys Technologies, Inc.	*†	883	52,044
BE Aerospace, Inc.	*	2,393	37,881
Boeing Co. (The)		26,137	1,498,957
Ceradyne, Inc.	*†	1,867	68,444
Cubic Corp.		1,692	41,606
Curtiss-Wright Corp.	†	2,112	95,990
DRS Technologies, Inc.		1,486	114,051
Esterline Technologies Corp.	*†	1,049	41,530
GenCorp, Inc.	*†	1,629	10,979
General Dynamics Corp.		13,610	1,001,968
Goodrich Corp.		4,882	203,091
Heico Corp., Class A		878	24,637
Honeywell International, Inc.		27,016	1,122,515
Kratos Defense & Security Solutions, Inc.	*	2,398	4,724
Kreisler Manufacturing Corp.	*	1,250	10,000
L-3 Communications Holdings, Inc.		5,024	493,960
Ladish Co., Inc.	*†	900	18,225
Lockheed Martin Corp.		12,021	1,318,343
Moog, Inc., Class A	*†	1,446	62,004
Northrop Grumman Corp.		12,233	740,586
Orbital Sciences Corp.	*†	2,123	50,888
Precision Castparts Corp.		5,136	404,614
Raytheon Co.		16,756	896,614
Rockwell Collins, Inc.		7,347	353,317
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	33,795
Taser International, Inc.	*	2,292	16,388
Teledyne Technologies, Inc.	*†	1,228	70,192
Triumph Group, Inc.	†	822	37,574
United Technologies Corp.		35,225	2,115,613
			11,132,339
Air Freight & Logistics—0.7%
Air T, Inc.		1,352	12,168
Atlas Air Worldwide Holdings, Inc.	*†	600	24,186
C.H. Robinson Worldwide, Inc.		7,150	364,364
Expeditors International of Washington, Inc.		8,772	305,616
FedEx Corp.		10,528	832,133
Forward Air Corp.	†	1,431	38,966
HUB Group, Inc., Class A	*†	2,400	90,360
Pacer International, Inc.	†	1,664	27,406
United Parcel Service, Inc., Class B		25,582	1,608,853
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	37,580
			3,341,632
Airlines—0.2%
Airtran Holdings, Inc.	*†	3,168	7,698
Alaska Air Group, Inc.	*	1,343	27,384
AMR Corp.	*	6,672	65,519
Continental Airlines, Inc., Class B	*†	2,723	45,420
Delta Air Lines, Inc.	*†	5,791	43,143
ExpressJet Holdings, Inc.	*	2,636	501
JetBlue Airways Corp.	*†	6,414	31,749
Mesa Air Group, Inc.	*	847	280

Northwest Airlines Corp.	*	11,009	$99,411
Skywest, Inc.	†	2,390	38,192
Southwest Airlines Co.		30,863	447,822
UAL Corp.	†	3,500	30,765
US Airways Group, Inc.	*†	2,272	13,700
			851,584
Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	†	2,113	11,326
Amerigon, Inc.	*†	2,107	13,864
ArvinMeritor, Inc.	†	2,791	36,395
ATC Technology Corp.	*†	603	14,315
BorgWarner, Inc.		4,548	149,038
Cooper Tire & Rubber Co.		3,066	26,368
Dana Holding Corp.	*†	2,450	11,858
Gentex Corp.	†	6,594	94,294
Goodyear Tire & Rubber Co. (The)	*	7,281	111,472
Johnson Controls, Inc.		22,551	683,972
Lear Corp.	*	2,741	28,781
Modine Manufacturing Co.		1,208	17,492
Proliance International, Inc.	*	2,239	1,679
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	3,624
Shiloh Industries, Inc.		1,441	12,176
Strattec Security Corp.		123	3,250
Superior Industries International, Inc.	†	1,102	21,114
Tenneco, Inc.	*†	1,600	17,008
TRW Automotive Holdings Corp.	*	900	14,319
Visteon Corp.	*†	5,429	12,595
WABCO Holdings, Inc.		2,354	83,661
			1,368,601
Automobiles—0.2%
Coachmen Industries, Inc.	*	705	1,163
Fleetwood Enterprises, Inc.	*†	1,750	1,785
Ford Motor Co.	*†	73,856	384,051
General Motors Corp.		19,409	183,415
Harley-Davidson, Inc.	†	10,663	397,731
Monaco Coach Corp.		1,376	2,683
Thor Industries, Inc.	†	1,221	30,305
Winnebago Industries, Inc.	†	1,432	18,501
			1,019,634
Beverages—2.4%
Anheuser-Busch Cos, Inc.		27,758	1,800,939
Brown-Forman Corp., Class B	†	2,437	175,001
Central European Distribution Corp.	*	652	29,607
Coca-Cola Bottling Co. Consolidated	†	437	19,079
Coca-Cola Co. (The)		83,577	4,419,552
Coca-Cola Enterprises, Inc.		10,775	180,697
Constellation Brands, Inc., Class A	*	8,096	173,740
Dr Pepper Snapple Group, Inc.	*	9,896	262,046
Hansen Natural Corp.	*†	2,680	81,070
Molson Coors Brewing Co., Class B		5,822	272,179
Pepsi Bottling Group, Inc.		5,177	151,013
PepsiAmericas, Inc.		3,031	62,802
PepsiCo, Inc.		62,048	4,422,161
			12,049,886

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Biotechnology—2.1%
Aastrom Biosciences, Inc.	*†	3,289	$822
Abraxis Bioscience, Inc.	*	439	30,273
Alexion Pharmaceuticals, Inc.	*	2,216	87,089
Alfacell Corp.	*	4,295	2,921
Alkermes, Inc.	*	3,579	47,601
Alnylam Pharmaceuticals, Inc.	*†	2,390	69,191
Alseres Pharmaceuticals, Inc.	*†	724	1,701
Altus Pharmaceuticals, Inc.	*	1,600	1,776
Amgen, Inc.	*	42,279	2,505,875
Amylin Pharmaceuticals, Inc.	*†	3,885	78,555
Antigenics, Inc.	*	1,707	2,697
Arena Pharmaceuticals, Inc.	*†	1,439	7,195
Ariad Pharmaceuticals, Inc.	*	1,662	4,105
Arqule, Inc.	*†	864	2,782
Array Biopharma, Inc.	*†	4,333	33,277
Avant Immunotherapeutics, Inc.	*	429	4,989
AVI BioPharma, Inc.	*†	2,400	2,904
Avigen, Inc.	*	1,009	4,036
Biogen Idec, Inc.	*	12,720	639,689
BioMarin Pharmaceutical, Inc.	*†	3,444	91,232
Celera Corp.	*†	3,028	46,783
Celgene Corp.	*	16,997	1,075,570
Cell Genesys, Inc.	*†	1,642	969
Cell Therapeutics, Inc.	*†	34	24
Cephalon, Inc.	*†	2,347	181,869
Cepheid, Inc.	*†	4,930	68,182
Cubist Pharmaceuticals, Inc.	*	1,762	39,169
CV Therapeutics, Inc.	*†	1,424	15,379
CytRx Corp.	*	4,200	2,142
Dendreon Corp.	*†	1,879	10,729
Entremed, Inc.	*	1,390	514
Enzon Pharmaceuticals, Inc.	*	1,765	13,026
EPIX Pharmaceuticals, Inc.	*†	640	659
Exact Sciences Corp.	*†	1,250	1,138
Genaera Corp.	*	797	399
Genelabs Technologies, Inc.	*	721	310
Genentech, Inc.	*	18,069	1,602,358
Genzyme Corp.	*	10,181	823,541
Geron Corp.	*†	1,370	5,412
Gilead Sciences, Inc.	*	37,225	1,696,715
GTC Biotherapeutics, Inc.	*	3,988	1,400
GTx, Inc.	*†	200	3,804
Halozyme Therapeutics, Inc.	*†	6,362	46,697
Hemispherx Biopharma, Inc.	*	920	331
Human Genome Sciences, Inc.	*†	5,277	33,509
ImClone Systems, Inc.	*	3,034	189,443
Immunogen, Inc.	*†	1,323	6,496
Immunomedics, Inc.	*†	2,141	3,811
Incyte Corp. Ltd.	*†	3,102	23,730
Indevus Pharmaceuticals, Inc.	*†	5,716	19,149
InterMune, Inc.	*	1,586	27,136
Isis Pharmaceuticals, Inc.	*†	2,216	37,428
Keryx Biopharmaceuticals, Inc.	*	5,221	1,827
Lexicon Pharmaceuticals, Inc.	*	2,343	4,171
Ligand Pharmaceuticals, Inc., Class B	*	4,556	13,440
MannKind Corp.	*†	4,492	17,339
Martek Biosciences Corp.	*†	1,148	36,070
Maxygen, Inc.	*	1,231	5,207
Medarex, Inc.	*†	3,092	20,005
Monogram Biosciences, Inc.	*†	2,414	1,835
Myriad Genetics, Inc.	*	1,210	78,505
Nabi Biopharmaceuticals	*†	1,995	9,297
Neose Technologies, Inc.	*	704	225

Neurobiological Technologies, Inc.	*	448	$278
Neurocrine Biosciences, Inc.	*†	1,479	6,937
Novavax, Inc.	*	1,550	4,495
NPS Pharmaceuticals, Inc.	*†	1,660	11,852
Nuvelo, Inc.	*†	1,150	506
Onyx Pharmaceuticals, Inc.	*	1,214	43,923
Orthologic Corp.	*†	1,516	1,334
OSI Pharmaceuticals, Inc.	*†	2,729	134,512
Palatin Technologies, Inc.	*	2,104	295
PDL BioPharma, Inc.		3,841	35,760
Peregrine Pharmaceuticals, Inc.	*	9,115	3,017
Pharmacopeia, Inc.	*	572	852
Poniard Pharmaceuticals, Inc.	*†	396	1,691
Progenics Pharmaceuticals, Inc.	*†	793	10,555
Regeneron Pharmaceuticals, Inc.	*†	2,632	57,457
RXi Pharmaceuticals Corp.	*	209	1,705
Savient Pharmaceuticals, Inc.	*†	1,389	20,710
Sciclone Pharmaceuticals, Inc.	*	1,700	1,921
SIGA Technologies, Inc.	*†	4,649	17,434
Targeted Genetics Corp.	*	626	263
Telik, Inc.	*	1,748	1,154
Titan Pharmaceuticals, Inc.	*	1,743	375
TorreyPines Therapeutics, Inc.	*	346	170
Trimeris, Inc.	†	1,214	4,759
United Therapeutics Corp.	*	914	96,125
Vanda Pharmaceuticals, Inc.	*†	2,507	2,457
Vermillion, Inc.	*	150	150
Vertex Pharmaceuticals, Inc.	*†	5,029	167,164
Vion Pharmaceuticals, Inc.	*	450	162
XOMA Ltd.	*†	4,976	10,450
Zymogenetics, Inc.	*†	2,343	15,604
			10,438,520
Building Products—0.2%
American Woodmark Corp.	†	800	17,960
Ameron International Corp.	†	542	38,834
Apogee Enterprises, Inc.	†	1,250	18,788
Gibraltar Industries, Inc.	†	1,188	22,227
Griffon Corp.	*	1,288	11,618
Jewett-Cameron Trading Ltd.	*	1,575	9,466
Lennox International, Inc.		2,437	81,079
Masco Corp.		15,650	280,761
NCI Building Systems, Inc.	*†	1,232	39,116
Owens Corning, Inc.	*†	1,100	26,301
Quanex Building Products Corp.		1,671	25,466
Simpson Manufacturing Co., Inc.	†	2,084	56,456
Trex Co., Inc.	*†	731	13,238
U.S. Home Systems, Inc.	*†	1,291	4,273
Universal Forest Products, Inc.	†	1,121	39,134
USG Corp.	*	3,348	85,709
			770,426
Capital Markets—2.4%
Affiliated Managers Group, Inc.	*	1,354	112,179
AllianceBernstein Holding LP		1,100	40,711
Ameriprise Financial, Inc.		9,235	352,777
Bank of New York Mellon Corp. (The)		44,476	1,449,027
BGC Partners, Inc., Class A	†	7,270	31,188
BlackRock, Inc.		765	148,793
Blackstone Group LP (The)		3,953	60,639
Calamos Asset Management, Inc., Class A	†	1,800	32,256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Charles Schwab Corp. (The)		36,777	$956,202
Diamond Hill Investment Group, Inc.	*†	331	29,764
E*Trade Financial Corp.	*†	14,978	41,938
Eaton Vance Corp.		5,282	186,085
FCStone Group, Inc.	*	1,722	30,979
Federated Investors, Inc., Class B		3,745	108,043
Franklin Resources, Inc.		6,114	538,827
GAMCO Investors, Inc., Class A		558	33,089
GFI Group, Inc.	†	2,520	11,869
GLG Partners, Inc.	†	9,550	51,761
Goldman Sachs Group, Inc. (The)		15,671	2,005,887
Invesco Ltd.		16,610	348,478
Investment Technology Group, Inc.	*	2,078	63,234
Janus Capital Group, Inc.		6,411	155,659
Jefferies Group, Inc.	†	4,678	104,787
Jesup & Lamont, Inc.	*	1,550	1,318
Kent Financial Services, Inc.	*	2,200	3,520
Knight Capital Group, Inc., Class A	*†	4,630	68,802
LaBranche & Co., Inc.	*	2,588	11,646
Lazard Ltd., Class A (Bermuda)	†	1,519	64,952
Legg Mason, Inc.		5,250	199,815
Merrill Lynch & Co., Inc.		49,984	1,264,595
MF Global Ltd. (Bermuda)	*†	2,928	12,708
Morgan Stanley		39,347	904,981
Navidec Financial Services, Inc.	*	2,119	2,119
Northern Trust Corp.		7,916	571,535
Och-Ziff Capital Management Group LLC, Class A		1,407	16,448
optionsXpress Holdings, Inc.	†	1,914	37,170
Raymond James Financial, Inc.	†	3,472	114,507
SEI Investments Co.		5,918	131,380
Siebert Financial Corp.		1,469	4,436
State Street Corp.		16,624	945,573
Stifel Financial Corp.	*†	1,588	79,241
SWS Group, Inc.	†	1,323	26,672
T. Rowe Price Group, Inc.	†	10,332	554,932
TD Ameritrade Holding Corp.	*	9,311	150,838
TradeStation Group, Inc.	*†	1,690	15,802
W.P. Carey & Co. LLC		1,592	41,551
Waddell & Reed Financial, Inc., Class A		3,971	98,282
Westwood Holdings Group, Inc.	†	1,027	48,680
			12,265,675
Chemicals—2.0%
A. Schulman, Inc.		1,444	28,562
Air Products & Chemicals, Inc.		8,040	550,660
Airgas, Inc.	†	3,075	152,674
Albemarle Corp.	†	3,712	114,478
Arch Chemicals, Inc.	†	1,211	42,748
Ashland, Inc.		2,848	83,276
Cabot Corp.	†	2,693	85,584
Calgon Carbon Corp.	*†	3,184	64,826
Celanese Corp., Class A		5,993	167,265
CF Industries Holdings, Inc.		2,332	213,285
Chemtura Corp.	†	8,873	40,461
Cytec Industries, Inc.		1,644	63,968
Dow Chemical Co. (The)	†	34,473	1,095,552

E.I. Du Pont de Nemours & Co.		33,494	$1,349,808
Eastman Chemical Co.		3,211	176,798
Ecolab, Inc.		8,093	392,672
Ferro Corp.	†	1,818	36,542
FMC Corp.		3,336	171,437
Georgia Gulf Corp.	†	1,268	3,170
H.B. Fuller Co.	†	2,570	53,636
Hercules, Inc.		4,606	91,153
Huntsman Corp.		2,600	32,760
International Flavors & Fragrances, Inc.		3,885	153,302
Intrepid Potash, Inc.	*	1,172	35,324
Koppers Holdings, Inc.	†	1,582	59,183
Kronos Worldwide, Inc.	†	1,131	14,986
Landec Corp.	*†	986	8,075
LSB Industries, Inc.	*†	1,411	19,542
Lubrizol Corp.		1,819	78,472
Minerals Technologies, Inc.	†	868	51,524
Monsanto Co.		21,546	2,132,622
Mosaic Co. (The)		5,540	376,831
Nalco Holding Co.		3,074	56,992
NewMarket Corp.	†	1,200	63,072
NL Industries, Inc.	†	2,111	21,680
Olin Corp.	†	2,796	54,242
OM Group, Inc.	*	1,147	25,808
Omnova Solutions, Inc.	*	6,478	12,891
Penford Corp.	†	785	13,887
PolyOne Corp.	*	2,862	18,460
PPG Industries, Inc.		5,657	329,916
Praxair, Inc.		12,623	905,574
Quaker Chemical Corp.	†	483	13,746
Rohm & Haas Co.		4,731	331,170
RPM International, Inc.		4,832	93,451
Scotts Miracle-Gro Co. (The), Class A		1,662	39,290
Sensient Technologies Corp.	†	2,027	57,020
Sigma-Aldrich Corp.		4,956	259,794
Spartech Corp.		1,451	14,365
Stepan Co.	†	556	30,341
Terra Industries, Inc.		2,513	73,882
Tronox, Inc., Class B		829	87
Valhi, Inc.	†	511	9,198
Valspar Corp.	†	3,724	83,008
W.R. Grace & Co.	*†	4,200	63,504
Zep, Inc.	†	936	16,511
			10,529,065
Commercial Banks—3.1%
1st Source Corp.	†	1,180	27,730
Alliance Bankshares Corp.	*	744	2,652
Amcore Financial, Inc.	†	1,352	12,506
Associated Banc-Corp	†	5,110	101,945
BancFirst Corp.	†	642	31,028
BancorpSouth, Inc.	†	3,611	101,577
BancTrust Financial Group, Inc.	†	1,600	20,992
Bank of Hawaii Corp.	†	1,898	101,448
BB&T Corp.	†	21,630	817,613
BOK Financial Corp.		1,765	85,444
Boston Private Financial Holdings, Inc.	†	1,297	11,336
Bryn Mawr Bank Corp.	†	1,058	23,255
Capital Bank Corp.		1,282	12,179
Capital City Bank Group, Inc.		1,113	34,893
Cardinal Financial Corp.	†	1,142	9,227
Cascade Bancorp	†	2,191	19,478
Cascade Financial Corp.	†	1,063	7,962

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cathay General Bancorp	†	2,082	$49,552
Catskill Litigation Trust	*‡dœ	582	—
Central Pacific Financial Corp.		929	15,616
Chemical Financial Corp.	†	1,552	48,329
Citizens Republic Bancorp, Inc.	†	4,000	12,320
City Bank/Washington	†	1,645	25,662
City Holding Co.		250	10,563
City National Corp./California		1,548	84,056
CoBiz Financial, Inc.	†	1,063	12,767
Colonial BancGroup, Inc. (The)	†	5,643	44,354
Comerica, Inc.	†	5,587	183,198
Commerce Bancshares, Inc./Missouri	†	3,257	151,125
Community Bank System, Inc.	†	1,402	35,260
Community Trust Bancorp, Inc.	†	665	22,876
Cullen/Frost Bankers, Inc.		2,502	150,120
CVB Financial Corp.	†	4,084	56,768
East West Bancorp, Inc.	†	2,200	30,140
Eastern Virginia Bankshares, Inc.		700	8,820
Fidelity Southern Corp.		1,381	5,966
Fifth Third Bancorp	†	18,284	217,580
Financial Institutions, Inc.	†	749	14,987
First BanCorp (Puerto Rico)	†	3,246	35,901
First Bancorp/North Carolina	†	643	10,995
First Citizens BancShares, Inc./North Carolina, Class A		254	45,466
First Commonwealth Financial Corp.	†	2,619	35,278
First Financial Bancorp	†	1,895	27,667
First Financial Bankshares, Inc.	†	333	17,276
First Horizon National Corp.		7,505	70,243
First Merchants Corp.	†	874	19,927
First Midwest Bancorp, Inc./Illinois		2,002	48,528
First of Long Island Corp. (The)		986	23,911
FirstMerit Corp.	†	3,895	81,795
FNB Corp./Pennsylvania	†	3,344	53,437
Frontier Financial Corp.	†	2,254	30,271
Fulton Financial Corp.	†	6,533	71,275
Glacier Bancorp, Inc.	†	1,771	43,868
Guaranty Bancorp	*†	5,300	32,330
Hancock Holding Co.	†	1,041	53,091
Hanmi Financial Corp.	†	3,600	18,180
Harleysville National Corp.	†	1,210	20,546
Heritage Financial Corp./Washington		332	4,140
Huntington Bancshares, Inc.	†	13,268	106,011
Independent Bank Corp./Massachusetts	†	874	27,243
Independent Bank Corp./Michigan	†	2,079	12,869
Integra Bank Corp.		848	6,767
International Bancshares Corp.		3,248	87,696
Irwin Financial Corp.		1,296	5,119
KeyCorp		18,968	226,478
M&T Bank Corp.		3,070	273,998
Marshall & Ilsley Corp.		8,572	172,726
MB Financial, Inc.	†	931	30,788
Merchants Bancshares, Inc.		571	13,847
Midsouth Bancorp, Inc.	†	522	8,561
MidWestOne Financial Group, Inc.		552	7,662

National City Corp.	†	22,204	$38,857
National Penn Bancshares, Inc.	†	2,758	40,267
NBT Bancorp, Inc.	†	1,000	29,920
Northern States Financial Corp.		772	7,210
Old National Bancorp/Indiana	†	3,552	71,111
Pacific Capital Bancorp	†	1,724	35,083
Pacific Premier Bancorp, Inc.	*	976	5,334
PacWest Bancorp	†	894	25,559
Park National Corp.		728	56,784
Peoples Bancorp, Inc./Ohio	†	814	17,721
Peoples Financial Corp./Mississippi		883	16,786
PNC Financial Services Group, Inc.		13,633	1,018,384
Popular, Inc. (Puerto Rico)	†	10,296	85,354
PrivateBancorp, Inc.		1,200	49,992
Prosperity Bancshares, Inc.	†	2,300	78,177
Provident Bankshares Corp.	†	1,369	13,293
Regions Financial Corp.	†	28,179	270,518
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	48,603
Royal Bancshares of Pennsylvania, Inc., Class A		882	4,913
S&T Bancorp, Inc.	†	955	35,173
Sandy Spring Bancorp, Inc.	†	344	7,602
Santander BanCorp (Puerto Rico)	†	1,280	13,824
Shore Bancshares, Inc.	†	826	21,228
Signature Bank/New York	*	1,900	66,272
Simmons First National Corp., Class A		911	32,432
South Financial Group, Inc. (The)	†	2,799	20,517
Sterling Bancorp/New York	†	1,476	21,343
Sterling Bancshares, Inc./Texas	†	2,422	25,310
Sterling Financial Corp./Washington	†	2,577	37,367
Suffolk Bancorp	†	1,100	43,351
SunTrust Banks, Inc.		13,365	601,291
Superior Bancorp	*†	223	1,884
Susquehanna Bancshares, Inc.	†	2,932	57,233
SVB Financial Group	*	1,437	83,231
Synovus Financial Corp.		10,920	113,022
TCF Financial Corp.	†	6,104	109,872
Tompkins Financial Corp.	†	665	33,583
Trustmark Corp.	†	2,435	50,502
U.S. Bancorp		67,433	2,428,936
UCBH Holdings, Inc.	†	3,652	23,409
UMB Financial Corp.		1,211	63,602
Umpqua Holdings Corp.	†	1,151	16,931
United Bankshares, Inc.	†	2,134	74,690
United Community Banks, Inc./Georgia	†	2,205	29,236
Valley National Bancorp	†	5,679	119,032
W Holding Co., Inc. (Puerto Rico)	†	8,055	4,350
Wachovia Corp.		82,667	289,335
Washington Trust Bancorp, Inc.	†	500	13,300
Webster Financial Corp.	†	2,393	60,423
Wells Fargo & Co.		121,369	4,554,978
WesBanco, Inc.		1,699	45,227
Westamerica Bancorp	†	1,628	93,659
Western Alliance Bancorp	*†	1,400	21,644
Whitney Holding Corp.	†	2,371	57,497
Wilmington Trust Corp.	†	3,204	92,371
Wintrust Financial Corp.		1,017	29,849

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zions Bancorporation	†	4,153	$160,721
			15,793,307
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	†	2,291	50,035
ACCO Brands Corp.	*†	1,319	9,945
Allied Waste Industries, Inc.	*	14,935	165,928
APAC Customer Services, Inc.	*†	1,972	4,240
Avery Dennison Corp.	†	2,125	94,520
Bowne & Co., Inc.	†	1,575	18,191
Brink’s Co. (The)		2,084	127,166
Cenveo, Inc.	*†	2,792	21,470
Cintas Corp.		5,365	154,029
Clean Harbors, Inc.	*†	1,207	81,533
Comfort Systems USA, Inc.	†	2,179	29,111
Consolidated Graphics, Inc.	*†	776	23,536
Copart, Inc.	*	3,582	136,116
Corrections Corp. of America	*†	5,700	141,645
Courier Corp.		424	8,633
Covanta Holding Corp.	*	4,185	100,189
Deluxe Corp.	†	2,098	30,190
Ennis, Inc.	†	695	10,745
G&K Services, Inc., Class A	†	1,008	33,314
Geo Group, Inc. (The)	*†	2,456	49,636
Healthcare Services Group, Inc.	†	3,735	68,313
Herman Miller, Inc.		3,155	77,203
HNI Corp.	†	2,512	63,654
IKON Office Solutions, Inc.	†	5,770	98,148
Interface, Inc., Class A	†	3,357	38,169
Iron Mountain, Inc.	*†	7,146	174,434
Kimball International, Inc., Class B		1,500	16,200
Knoll, Inc.		2,701	40,839
M&F Worldwide Corp.	*†	780	31,200
McGrath RentCorp	†	916	26,399
Mine Safety Appliances Co.	†	1,444	55,045
Mobile Mini, Inc.	*†	2,000	38,660
Nashua Corp.	*	1,541	12,374
Perma-Fix Environmental Services, Inc.	*	5,502	11,444
Pitney Bowes, Inc.		9,192	305,726
R.R. Donnelley & Sons Co.		8,887	217,998
Republic Services, Inc.		6,643	199,157
Rollins, Inc.	†	991	18,809
Standard Register Co. (The)	†	1,650	16,253
Steelcase, Inc., Class A	†	1,992	21,414
Stericycle, Inc.	*†	3,138	184,860
Sykes Enterprises, Inc.	*†	1,423	31,249
Tetra Tech, Inc.	*†	2,114	50,863
TRC Cos., Inc.	*	327	1,017
United Stationers, Inc.	*†	1,278	61,127
Viad Corp.	†	937	26,976
Virco Mfg. Corp.	†	799	2,741
Waste Connections, Inc.	*†	2,362	81,017
Waste Management, Inc.		17,814	560,963
			3,822,424

Communications Equipment—2.3%
3Com Corp.	*	14,501	33,787
ADC Telecommunications, Inc.	*†	4,773	40,332
Adtran, Inc.	†	3,197	62,310
Alliance Fiber Optic Products, Inc.	*	4,817	4,721
AltiGen Communications, Inc.	*	4,109	4,068
Anaren, Inc.	*†	813	8,252

Arris Group, Inc.	*†	3,613	$27,928
Avanex Corp.	*†	335	1,568
Avocent Corp.	*	2,007	41,063
Bel Fuse, Inc., Class A	†	545	14,988
Black Box Corp.	†	865	29,868
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Blue Coat Systems, Inc.	*†	1,072	15,212
Brocade Communications Systems, Inc.	*†	14,008	81,527
Ciena Corp.	*†	2,809	28,315
Cisco Systems, Inc.	*	232,898	5,254,178
CommScope, Inc.	*†	2,812	97,408
Comtech Telecommunications Corp.	*†	1,350	66,474
Corning, Inc.		60,152	940,777
Digi International, Inc.	*†	1,976	20,155
Ditech Networks, Inc.	*†	1,360	1,618
EchoStar Corp., Class A	*	1,877	45,236
EMS Technologies, Inc.	*†	960	21,418
Emulex Corp.	*	3,408	36,363
EndWave Corp.	*	911	4,573
Extreme Networks, Inc.	*†	4,491	15,135
F5 Networks, Inc.	*†	2,664	62,284
Finisar Corp.	*†	6,855	6,924
Foundry Networks, Inc.	*	5,421	98,716
Harmonic, Inc.	*†	2,820	23,829
Harris Corp.		6,090	281,358
Harris Stratex Networks, Inc., Class A	*†	670	5,233
Integrated Telecom Express, Inc.	*‡dœ	1,103	—
InterDigital, Inc.	*†	2,803	67,412
Ixia	*†	2,330	17,172
JDS Uniphase Corp.	*	7,444	62,976
Juniper Networks, Inc.	*	21,310	449,002
KVH Industries, Inc.	*†	375	3,446
Motorola, Inc.		84,429	602,823
MRV Communications, Inc.	*†	4,567	5,343
NETGEAR, Inc.	*†	1,206	18,090
Network Engines, Inc.	*	1,329	744
NMS Communications Corp.	*	1,250	613
Numerex Corp., Class A	*†	1,800	7,326
Oplink Communications, Inc.	*†	758	9,149
Optelecom-NKF, Inc.	*†	819	5,119
Optical Cable Corp.	*	240	996
Parkervision, Inc.	*†	1,052	10,520
Performance Technologies, Inc.	*	793	3,473
Plantronics, Inc.	†	1,826	41,122
Polycom, Inc.	*†	4,177	96,614
Powerwave Technologies, Inc.	*	2,434	9,639
Proxim Wireless Corp.	*	2,197	835
QUALCOMM, Inc.		62,954	2,705,133
SCM Microsystems, Inc.	*	1,494	3,541
SeaChange International, Inc.	*†	958	9,254
Sonus Networks, Inc.	*†	10,700	30,816
Superior Telecom, Inc.	*‡dœ	2,013	—
Sycamore Networks, Inc.	*†	9,917	32,032
Tekelec	*	2,569	35,940
TeleCorp PCS, Inc.	*‡dœ	5,507	—
Tellabs, Inc.	*	19,143	77,721
Tollgrade Communications, Inc.	*	601	2,524
Utstarcom, Inc.	*†	4,555	15,350
Viasat, Inc.	*†	1,190	28,060
Westell Technologies, Inc., Class A	*†	1,821	1,293

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zhone Technologies, Inc.	*	3,915	$744
			11,733,182
Computers & Peripherals—3.8%
Adaptec, Inc.	*	3,850	12,628
Apple, Inc.	*	34,079	3,873,419
Avid Technology, Inc.	*	1,448	34,839
Concurrent Computer Corp.	*†	190	1,102
Cray, Inc.	*†	714	3,699
Dataram Corp.		1,175	2,103
Dell, Inc.	*	70,097	1,155,199
Diebold, Inc.		3,079	101,946
Dot Hill Systems Corp.	*	1,396	3,141
Electronics for Imaging, Inc.	*†	2,638	36,747
EMC Corp.	*	81,857	979,010
Hewlett-Packard Co.		97,417	4,504,562
Hutchinson Technology, Inc.	*	1,149	13,305
Hypercom Corp.	*†	1,992	7,928
iGO, Inc.	*†	674	714
Imation Corp.	†	1,564	35,331
InFocus Corp.	*	1,636	2,405
Intermec, Inc.	*	2,374	46,625
International Business Machines Corp.		53,256	6,228,823
Lexmark International, Inc., Class A	*	4,019	130,899
NCR Corp.	*	7,848	173,048
NetApp, Inc.	*	14,316	260,981
Novatel Wireless, Inc.	*†	1,358	8,229
Overland Storage, Inc.	*	481	216
Palm, Inc.	†	4,574	27,307
Presstek, Inc.	*†	945	5,330
QLogic Corp.	*	7,842	120,453
Quantum Corp.	*	6,681	7,015
Rackable Systems, Inc.	*	1,843	18,080
SanDisk Corp.	*	8,969	175,344
Seagate Technology (Cayman Islands)		20,081	243,382
STEC, Inc.	*†	1,055	8,124
Stratasys, Inc.	*†	1,782	31,132
Sun Microsystems, Inc.	*	33,887	257,541
Synaptics, Inc.	*†	1,586	47,929
Teradata Corp.	*	7,848	153,036
TransAct Technologies, Inc.	*	888	7,068
Western Digital Corp.	*	8,154	173,843
Zoom Technologies, Inc.	*	542	640
			18,893,123
Construction & Engineering—0.3%
Dycom Industries, Inc.	*†	2,076	27,030
Emcor Group, Inc.	*†	2,908	76,539
Fluor Corp.		6,810	379,317
Foster Wheeler Ltd.	*	5,822	210,232
Furmanite Corp.	*†	1,100	11,374
Granite Construction, Inc.	†	1,889	67,664
Insituform Technologies, Inc., Class A	*†	1,223	18,296
Jacobs Engineering Group, Inc.	*	3,838	208,442
KBR, Inc.		6,464	98,705
Layne Christensen Co.	*†	510	18,069
MasTec, Inc.	*†	2,049	27,231
Perini Corp.	*†	960	24,758
Quanta Services, Inc.	*†	8,861	239,336
Shaw Group, Inc. (The)	*	2,182	67,053

URS Corp.	*†	2,934	$107,590
			1,581,636
Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	46,597
Headwaters, Inc.	*†	2,095	27,968
Martin Marietta Materials, Inc.	†	1,737	194,509
Texas Industries, Inc.	†	1,116	45,600
Vulcan Materials Co.	†	3,605	268,572
			583,246
Consumer Finance—0.6%
Advance America Cash Advance Centers, Inc.	†	3,279	9,804
Advanta Corp., Class B		1,050	8,642
American Express Co.		40,021	1,417,945
AmeriCredit Corp.	*†	6,437	65,207
Capital One Financial Corp.	†	14,568	742,968
Cash America International, Inc.	†	685	24,687
CompuCredit Corp.	*†	83	325
Discover Financial Services		17,027	235,313
First Marblehead Corp. (The)	†	2,764	6,882
Nelnet, Inc., Class A		481	6,830
Rewards Network, Inc.	*	1,127	5,658
SLM Corp.	*	20,100	248,034
Student Loan Corp.		207	19,251
World Acceptance Corp.	*†	639	23,004
			2,814,550
Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	7,440
Aptargroup, Inc.	†	3,130	122,414
Ball Corp.		4,676	184,656
Bemis Co., Inc.	†	4,410	115,586
Caraustar Industries, Inc.	*	1,610	2,415
Chesapeake Corp.	*	814	545
Crown Holdings, Inc.	*	6,844	152,005
Greif, Inc., Class A		852	55,908
Myers Industries, Inc.		1,716	21,639
Owens-Illinois, Inc.	*	6,064	178,282
Packaging Corp. of America		4,339	100,578
Pactiv Corp.	*	6,523	161,966
Rock-Tenn Co., Class A	†	1,450	57,971
Sealed Air Corp.		7,054	155,117
Silgan Holdings, Inc.		454	23,195
Smurfit-Stone Container Corp.	*†	10,013	47,061
Sonoco Products Co.		3,353	99,517
Temple-Inland, Inc.	†	4,506	68,762
			1,555,057
Distributors—0.1%
Audiovox Corp., Class A	*†	1,218	11,413
Genuine Parts Co.		5,750	231,207
LKQ Corp.	*†	7,000	118,790
			361,410
Diversified Consumer Services—0.4%
Apollo Group, Inc., Class A	*	5,517	327,158
Career Education Corp.	*	4,167	68,130
Coinstar, Inc.	*†	1,075	34,400
Corinthian Colleges, Inc.	*†	3,624	54,360
DeVry, Inc.		2,980	147,629
H&R Block, Inc.		11,402	259,397
Hillenbrand, Inc.		1,576	31,772

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
ITT Educational Services, Inc.	*	1,873	$151,544
Jackson Hewitt Tax Service, Inc.	†	1,779	27,290
Learning Tree International, Inc.	*†	766	9,537
Matthews International Corp., Class A	†	1,052	53,378
Pre-Paid Legal Services, Inc.	*†	779	32,142
Princeton Review, Inc.	*	818	6,544
Regis Corp.		1,818	49,995
Service Corp. International		11,775	98,439
Sotheby’s	†	2,623	52,617
Steiner Leisure Ltd. (Bahamas)	*	1,503	51,673
Stewart Enterprises, Inc., Class A	†	4,115	32,344
Strayer Education, Inc.		551	110,343
Universal Technical Institute, Inc.	*	418	7,131
Weight Watchers International, Inc.		1,826	66,832
			1,672,655
Diversified Financial Services—3.9%
Ampal American Israel Corp., Class A (Israel)	*	1,391	4,298
Bank of America Corp.		180,161	6,305,634
CIT Group, Inc.		8,482	59,035
Citigroup, Inc.		212,050	4,349,146
CME Group, Inc.		2,822	1,048,401
Financial Federal Corp.	†	1,513	34,678
Interactive Brokers Group, Inc., Class A	*†	1,570	34,807
IntercontinentalExchange, Inc.	*	2,676	215,900
JPMorgan Chase & Co.		133,887	6,252,522
KKR Financial Holdings LLC		3,941	25,065
Leucadia National Corp.	†	6,084	276,457
Medallion Financial Corp.	†	958	10,030
Moody’s Corp.		9,284	315,656
MSCI, Inc., Class A	*	1,600	38,400
NASDAQ OMX Group, Inc. (The)	*	5,431	166,026
NYSE Euronext		8,767	343,491
PHH Corp.	*†	2,212	29,397
Pico Holdings, Inc.	*†	1,150	41,297
Portfolio Recovery Associates, Inc.	*	504	24,510
Resource America, Inc., Class A		1,287	12,227
			19,586,977
Diversified Telecommunication Services—2.3%
8x8, Inc.	*†	3,048	2,591
Alaska Communications Systems Group, Inc.	†	2,850	34,856
AT&T, Inc.		231,402	6,460,743
CenturyTel, Inc.	†	4,084	149,679
Cincinnati Bell, Inc.	*†	9,266	28,632
Cogent Communications Group, Inc.	*	2,886	22,280
D&E Communications, Inc.		1,712	12,926
Embarq Corp.		5,950	241,273
Fairpoint Communications, Inc.	†	4,830	41,876
Frontier Communications Corp.	†	12,478	143,497
General Communication, Inc., Class A	*†	2,516	23,298

Hickory Tech Corp.		651	$3,782
Hungarian Telephone & Cable Corp.	*†	712	14,169
IDT Corp., Class B	*†	4,800	3,552
Iowa Telecommunications Services, Inc.	†	2,702	50,473
Level 3 Communications, Inc.	*†	41,949	113,262
NTELOS Holdings Corp.		2,700	72,603
PAETEC Holding Corp.	*†	5,459	11,737
Premiere Global Services, Inc.	*†	2,174	30,566
Qwest Communications International, Inc.	†	62,767	202,737
SureWest Communications		184	1,877
tw telecom inc.	*†	1,928	20,032
Verizon Communications, Inc.		112,028	3,594,979
Windstream Corp.		15,208	166,376
XETA Technologies, Inc.	*	1,946	6,110
			11,453,906
Electric Utilities—2.0%
Allegheny Energy, Inc.		5,273	193,888
Allete, Inc.	†	1,243	55,314
American Electric Power Co., Inc.		16,393	607,033
Central Vermont Public Service Corp.	†	540	12,658
Cleco Corp.	†	2,109	53,252
DPL, Inc.	†	5,037	124,918
Duke Energy Corp.		47,382	825,868
Edison International		12,022	479,678
El Paso Electric Co.	*	1,748	36,708
Empire District Electric Co. (The)		1,197	25,556
Entergy Corp.		8,044	715,996
Exelon Corp.		26,142	1,637,011
FirstEnergy Corp.		12,533	839,586
FPL Group, Inc.		14,666	737,700
Great Plains Energy, Inc.	†	3,450	76,659
Hawaiian Electric Industries, Inc.		3,066	89,251
Idacorp, Inc.	†	1,515	44,071
ITC Holdings Corp.	†	1,539	79,674
MGE Energy, Inc.	†	1,559	55,422
Northeast Utilities		5,201	133,406
Pepco Holdings, Inc.		7,066	161,882
Pinnacle West Capital Corp.		3,789	130,379
Portland General Electric Co.	†	1,100	26,026
PPL Corp.		14,691	543,861
Progress Energy, Inc.		10,169	438,589
Sierra Pacific Resources		3,864	37,017
Southern Co.		30,082	1,133,791
UIL Holdings Corp.	†	1,496	51,358
Unisource Energy Corp.		1,571	45,857
Unitil Corp.		420	10,958
Westar Energy, Inc.		4,032	92,897
			9,496,264
Electrical Equipment—0.8%
A.O. Smith Corp.	†	1,341	52,554
Active Power, Inc.	*†	1,093	645
Acuity Brands, Inc.	†	1,873	78,216
American Superconductor Corp.	*†	1,147	27,035
Ametek, Inc.		4,234	172,620
AZZ, Inc.	*†	1,582	65,447
Baldor Electric Co.	†	1,338	38,548
Belden, Inc.	†	1,894	60,210
Brady Corp., Class A	†	2,402	84,743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
C&D Technologies, Inc.	*†	1,159	$6,583
Capstone Turbine Corp.	*†	2,450	3,161
Cooper Industries Ltd., Class A		7,946	317,443
Emerson Electric Co.		31,480	1,284,070
Encore Wire Corp.	†	1,400	25,354
Energy Conversion Devices, Inc.	*†	781	45,493
Evergreen Solar, Inc.	*†	6,400	35,328
First Solar, Inc.	*	1,743	329,270
Franklin Electric Co., Inc.		902	40,184
FuelCell Energy, Inc.	*†	1,938	11,686
General Cable Corp.	*†	1,382	49,241
GrafTech International Ltd.	*†	3,487	52,689
Hubbell, Inc., Class B		2,078	72,834
II-VI, Inc.	*†	682	26,366
LSI Industries, Inc.	†	1,083	8,956
Magnetek, Inc.	*†	1,406	5,694
Medis Technologies Ltd.	*†	704	1,267
Orbit International Corp.	*	2,812	10,545
Plug Power, Inc.	*	2,704	2,677
Powell Industries, Inc.	*†	1,045	42,646
Power-One, Inc.	*†	3,459	5,016
Regal-Beloit Corp.	†	1,272	54,085
Rockwell Automation, Inc.		6,047	225,795
Roper Industries, Inc.	†	2,980	169,741
Servotronics, Inc.		705	5,288
Spire Corp.	*†	2,500	35,525
Sunpower Corp., Class A	*†	1,322	93,769
Sunpower Corp., Class B	*	1,337	92,343
Tech/Ops Sevcon, Inc.		719	3,092
Thomas & Betts Corp.	*†	2,428	94,862
Ultralife Corp.	*†	416	3,224
Universal Security Instruments, Inc.	*†	1,866	9,143
Valence Technology, Inc.	*	6,972	24,053
Vicor Corp.	†	1,380	12,254
Woodward Governor Co.	†	2,448	86,341
			3,866,036
Electronic Equipment, Instruments & Components—0.7%
Agilent Technologies, Inc.	*	15,887	471,207
Agilysys, Inc.	†	1,335	13,470
American Technology Corp.	*†	3,686	2,027
Amphenol Corp., Class A		7,376	296,072
Anixter International, Inc.	*†	1,723	102,536
Arrow Electronics, Inc.	*	4,585	120,219
Avnet, Inc.	*	5,129	126,326
AVX Corp.	†	2,270	23,131
Benchmark Electronics, Inc.	*†	2,520	35,482
Brightpoint, Inc.	*†	2,358	16,978
CalAmp Corp.	*	550	726
Checkpoint Systems, Inc.	*†	1,441	27,120
Cognex Corp.	†	2,023	40,784
Coherent, Inc.	*†	1,348	47,921
CTS Corp.	†	1,580	20,192
Daktronics, Inc.		927	15,444
Dolby Laboratories, Inc., Class A	*†	1,370	48,210
DTS, Inc.	*	755	21,012
Echelon Corp.	*†	1,769	17,478
Electro Rent Corp.	†	950	12,759
Electro Scientific Industries, Inc.	*†	1,421	20,207
Electro-Sensors, Inc.		2,581	10,221
FARO Technologies, Inc.	*	453	9,228

Flir Systems, Inc.	*†	5,608	$215,458
Frequency Electronics, Inc.		821	3,424
Gerber Scientific, Inc.	*†	1,608	14,697
ID Systems, Inc.	*	2,016	17,842
Ingram Micro, Inc., Class A	*	6,500	104,455
Insight Enterprises, Inc.	*†	2,054	27,544
Iteris, Inc.	*†	4,263	7,162
Itron, Inc.	*†	955	84,546
Jabil Circuit, Inc.		8,287	79,058
Kemet Corp.	*†	3,407	4,634
L-1 Identity Solutions, Inc.	*†	1,637	25,013
Lightpath Technologies, Inc., Class A	*	1,526	2,258
Littelfuse, Inc.	*†	909	27,025
Maxwell Technologies, Inc.	*	370	4,936
Mechanical Technology, Inc.	*	119	214
Mercury Computer Systems, Inc.	*†	963	8,571
Merix Corp.	*	674	863
Mesa Laboratories, Inc.		1,200	25,500
Methode Electronics, Inc.	†	1,383	12,364
Mettler Toledo International, Inc.	*	913	89,474
Molex, Inc.	†	5,599	125,697
MTS Systems Corp.	†	1,342	56,498
National Instruments Corp.	†	3,414	102,591
Newport Corp.	*†	1,614	17,399
NU Horizons Electronics Corp.	*	1,207	4,828
OI Corp.		1,600	17,920
OSI Systems, Inc.	*†	867	20,383
Park Electrochemical Corp.	†	1,086	26,325
PC Connection, Inc.	*†	854	5,713
Photon Dynamics, Inc.	*	659	10,116
Planar Systems, Inc.	*	785	1,994
Plexus Corp.	*	1,884	38,999
Radisys Corp.	*†	961	8,265
Research Frontiers, Inc.	*†	752	3,098
Rofin-Sinar Technologies, Inc.	*†	2,200	67,342
Rogers Corp.	*†	803	29,695
Sanmina-SCI Corp.	*	21,464	30,050
ScanSource, Inc.	*†	1,126	32,418
Sigmatron International, Inc.	*	282	1,382
Spectrum Control, Inc.	*	1,195	8,927
SYNNEX Corp.	*†	104	2,323
Tech Data Corp.	*	2,057	61,401
Technitrol, Inc.	†	1,866	27,598
Trans-Lux Corp.	*	866	2,356
Trimble Navigation Ltd.	*	4,318	111,663
TTM Technologies, Inc.	*	1,639	16,259
Tyco Electronics Ltd. (Bermuda)		19,745	546,146
Universal Display Corp.	*†	1,350	14,796
Vishay Intertechnology, Inc.	*	6,172	40,859
X-Rite, Inc.	*†	1,890	6,653
Zygo Corp.	*†	967	12,165
			3,705,647
Energy Equipment & Services—2.7%
Atwood Oceanics, Inc.	*	3,324	120,994
Baker Hughes, Inc.		13,058	790,531
Basic Energy Services, Inc.	*	1,600	34,080
BJ Services Co.		11,495	219,899
Bristow Group, Inc.	*†	982	33,231
Cameron International Corp.	*	8,254	318,109
CARBO Ceramics, Inc.	†	1,137	58,681
Complete Production Services, Inc.	*†	1,200	24,156

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dawson Geophysical Co.	*†	924	$43,142
Diamond Offshore Drilling, Inc.	†	2,694	277,644
Dresser-Rand Group, Inc.	*†	2,924	92,018
Dril-Quip, Inc.	*	1,976	85,739
ENSCO International, Inc.		5,080	292,760
Exterran Holdings, Inc.	*	2,465	78,781
FMC Technologies, Inc.	*	5,390	250,905
Global Industries Ltd.	*†	2,539	17,621
Grey Wolf, Inc.	*	5,192	40,394
Gulfmark Offshore, Inc.	*†	1,000	44,880
Halliburton Co.		34,838	1,128,403
Helix Energy Solutions Group, Inc.	*†	3,853	93,551
Helmerich & Payne, Inc.		3,926	169,564
Hercules Offshore, Inc.	*†	5,226	79,226
Hornbeck Offshore Services, Inc.	*†	1,800	69,516
IHS, Inc., Class A	*	1,414	67,363
ION Geophysical Corp.	*†	2,427	34,439
Key Energy Services, Inc.	*†	5,220	60,552
Lufkin Industries, Inc.	†	1,000	79,350
Matrix Service Co.	*	468	8,939
Mitcham Industries, Inc.	*	1,100	11,099
Nabors Industries Ltd. (Bermuda)	*	10,988	273,821
NATCO Group, Inc., Class A	*†	900	36,162
National Oilwell Varco, Inc.	*	16,317	819,603
Newpark Resources, Inc.	*†	3,484	25,433
Noble Corp.		11,104	487,466
Oceaneering International, Inc.	*	2,232	119,010
Oil States International, Inc.	*	2,026	71,619
OYO Geospace Corp.	*†	550	21,604
Parker Drilling Co.	*†	3,755	30,115
Patterson-UTI Energy, Inc.		6,712	134,374
PHI, Inc.	*	774	28,584
Pioneer Drilling Co.	*†	2,700	35,910
Pride International, Inc.	*	5,416	160,368
Rowan Cos, Inc.		3,918	119,695
Schlumberger Ltd.		46,534	3,633,839
SEACOR Holdings, Inc.	*†	713	56,291
Smith International, Inc.		8,871	520,195
Superior Energy Services, Inc.	*	2,900	90,306
T-3 Energy Services, Inc.	*†	972	36,081
Tetra Technologies, Inc.	*†	2,352	32,575
Tidewater, Inc.		2,430	134,525
Transocean, Inc.	*	12,518	1,374,976
Unit Corp.	*	1,702	84,794
Weatherford International Ltd.	*	27,020	679,283
			13,632,196
Food & Staples Retailing—2.4%
Andersons, Inc. (The)	†	700	24,654
Arden Group, Inc., Class A	†	260	37,861
BJ’s Wholesale Club, Inc.	*	2,859	111,101
Casey’s General Stores, Inc.	†	1,608	48,513
Costco Wholesale Corp.		17,704	1,149,521
CVS Caremark Corp.		57,854	1,947,366
Great Atlantic & Pacific Tea Co.	*†	123	1,331
Kroger Co. (The)		23,489	645,478
Longs Drug Stores Corp.		1,757	132,899
Nyer Medical Group, Inc.	*	2,532	2,937
Pantry, Inc. (The)	*	1,200	25,428
Rite Aid Corp.	*†	25,982	21,825
Ruddick Corp.	†	1,967	63,829

Safeway, Inc.		16,176	$383,695
SUPERVALU, Inc.		8,154	176,942
SYSCO Corp.		24,091	742,726
United Natural Foods, Inc.	*†	1,912	47,781
Walgreen Co.		36,697	1,136,139
Wal-Mart Stores, Inc.		95,214	5,702,365
Weis Markets, Inc.		382	13,756
Whole Foods Market, Inc.	†	5,036	100,871
Winn-Dixie Stores, Inc.	*†	3,309	45,995
			12,563,013
Food Products—1.6%
Archer-Daniels-Midland Co.		23,265	509,736
Bridgford Foods Corp.	*	559	3,035
Bunge Ltd.		4,700	296,946
Campbell Soup Co.		9,126	352,264
Chiquita Brands International, Inc.	*†	2,150	33,992
ConAgra Foods, Inc.		20,389	396,770
Corn Products International, Inc.		3,164	102,134
Darling International, Inc.	*†	3,150	34,997
Dean Foods Co.	*	6,281	146,724
Del Monte Foods Co.		8,204	63,991
Farmer Bros Co.	†	930	23,129
Flowers Foods, Inc.	†	4,140	121,550
Fresh Del Monte Produce, Inc. (Cayman Islands)	*†	567	12,587
General Mills, Inc.		11,616	798,252
Green Mountain Coffee Roasters, Inc.	*†	1,500	59,010
Griffin Land & Nurseries, Inc.	†	650	24,102
H.J. Heinz Co.		11,592	579,252
Hain Celestial Group, Inc.	*†	1,426	39,258
Hershey Co. (The)	†	6,420	253,847
Hormel Foods Corp.		3,195	115,915
Inventure Group, Inc. (The)	*†	5,272	8,962
J.M. Smucker Co. (The)		2,614	132,504
Kellogg Co.		8,190	459,459
Kraft Foods, Inc., Class A		54,919	1,798,597
Lancaster Colony Corp.	†	1,389	52,310
Lance, Inc.	†	1,370	31,085
McCormick & Co., Inc.		5,759	221,434
Pilgrim’s Pride Corp.	†	2,476	6,165
Ralcorp Holdings, Inc.	*	1,228	82,779
Sanderson Farms, Inc.		864	31,743
Sara Lee Corp.		29,377	371,032
Smithfield Foods, Inc.	*†	4,682	74,350
Tootsie Roll Industries, Inc.	†	589	17,028
TreeHouse Foods, Inc.	*†	1,256	37,303
Tyson Foods, Inc., Class A		10,231	122,158
Wm. Wrigley Jr. Co.		7,657	607,966
			8,022,366
Gas Utilities—0.3%
AGL Resources, Inc.	†	2,166	67,969
Atmos Energy Corp.		2,732	72,726
Chesapeake Utilities Corp.	†	949	31,516
Delta Natural Gas Co., Inc.		380	9,732
Energen Corp.		2,644	119,720
Equitable Resources, Inc.		5,288	193,964
Laclede Group, Inc. (The)	†	1,025	49,702
National Fuel Gas Co.		3,639	153,493
New Jersey Resources Corp.	†	1,681	60,331
Nicor, Inc.	†	1,828	81,072
Northwest Natural Gas Co.	†	1,183	61,516
Oneok, Inc.		3,908	134,435
Piedmont Natural Gas Co.	†	2,740	87,570

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Questar Corp.		7,412	$303,299
South Jersey Industries, Inc.	†	2,014	71,900
Southwest Gas Corp.	†	1,252	37,886
UGI Corp.		2,720	70,122
WGL Holdings, Inc.	†	2,315	75,122
			1,682,075
Health Care Equipment & Supplies—2.5%
Abaxis, Inc.	*†	749	14,755
Abiomed, Inc.	*	886	15,727
Advanced Medical Optics, Inc.	*†	2,304	40,965
Align Technology, Inc.	*†	2,449	26,523
American Medical Systems Holdings, Inc.	*†	3,000	53,280
Analogic Corp.	†	593	29,508
Arthrocare Corp.	*†	851	23,590
Baxter International, Inc.		25,124	1,648,888
Beckman Coulter, Inc.	†	2,512	178,327
Becton Dickinson & Co.		8,917	715,678
Bioject Medical Technologies, Inc.	*	4,490	1,167
Biolase Technology, Inc.	*	765	1,446
Boston Scientific Corp.	*	53,540	656,936
C.R. Bard, Inc.		3,904	370,372
Cerus Corp.	*†	1,010	4,171
Clarient, Inc.	*†	3,308	5,789
Conceptus, Inc.	*†	1,047	17,359
Conmed Corp.	*†	1,362	43,584
Cooper Cos, Inc. (The)		1,627	56,555
Covidien Ltd.		19,745	1,061,491
CryoLife, Inc.	*†	937	12,293
Cyberonics, Inc.	*†	956	16,252
Datascope Corp.	†	556	28,706
Dentsply International, Inc.		5,668	212,777
Edwards Lifesciences Corp.	*†	2,575	148,732
ev3, Inc.	*†	785	7,881
Gen-Probe, Inc.	*	1,849	98,089
Greatbatch, Inc.	*†	942	23,117
Haemonetics Corp.	*†	1,157	71,410
HealthTronics, Inc.	*	2,529	7,385
Hill-Rom Holdings, Inc.	†	1,576	47,769
Hologic, Inc.	*	9,792	189,279
Hospira, Inc.	*	6,367	243,219
ICU Medical, Inc.	*†	605	18,398
Idexx Laboratories, Inc.	*	3,136	171,853
Immucor, Inc.	*†	1,828	58,423
Integra LifeSciences Holdings Corp.	*†	1,190	52,396
Intuitive Surgical, Inc.	*	1,610	387,978
Invacare Corp.	†	1,333	32,179
Inverness Medical Innovations, Inc.	*†	3,011	90,330
Kensey Nash Corp.	*†	866	27,244
Kinetic Concepts, Inc.	*†	2,200	62,898
Masimo Corp.	*†	1,500	55,800
Medtronic, Inc.		45,099	2,259,459
Mentor Corp.	†	1,961	46,789
Meridian Bioscience, Inc.	†	1,158	33,628
Merit Medical Systems, Inc.	*†	2,519	47,282
NuVasive, Inc.	*†	2,111	104,136
OraSure Technologies, Inc.	*†	1,687	8,300
Osteotech, Inc.	*	1,498	6,381
Palomar Medical Technologies, Inc.	*†	1,116	15,021
Resmed, Inc.	*	3,034	130,462
RTI Biologics, Inc.	*	807	7,545

Somanetics Corp.	*†	1,352	$29,568
SonoSite, Inc.	*	1,264	39,690
Spectranetics Corp.	*	1,045	4,838
St. Jude Medical, Inc.	*	14,024	609,904
Staar Surgical Co.	*	848	3,808
STERIS Corp.	†	2,777	104,360
Stryker Corp.		11,240	700,252
SurModics, Inc.	*	675	21,256
Synovis Life Technologies, Inc.	*	346	6,512
Teleflex, Inc.	†	1,322	83,934
Theragenics Corp.	*	1,492	4,655
ThermoGenesis Corp.	*	4,316	5,395
Thoratec Corp.	*†	2,306	60,533
Urologix, Inc.	*†	1,050	1,281
Varian Medical Systems, Inc.	*	5,512	314,901
Vital Signs, Inc.		634	46,853
West Pharmaceutical Services, Inc.	†	1,704	83,189
Wright Medical Group, Inc.	*†	1,309	39,846
Young Innovations, Inc.		677	13,662
Zimmer Holdings, Inc.	*	9,576	618,227
Zoll Medical Corp.	*	850	27,812
			12,509,998
Health Care Providers & Services—2.1%
Access Plans USA, Inc.	*†	3,538	1,132
Aetna, Inc.		20,153	727,725
Alliance Imaging, Inc.	*	1,429	14,676
Amedisys, Inc.	*†	1,698	82,642
AMERIGROUP Corp.	*†	1,950	49,218
AmerisourceBergen Corp.		7,851	295,590
AMN Healthcare Services, Inc.	*	1,507	26,478
Amsurg Corp.	*†	1,423	36,244
Apria Healthcare Group, Inc.	*	2,101	38,322
BioScrip, Inc.	*	1,095	3,263
Brookdale Senior Living, Inc.	†	2,200	48,378
Cardinal Health, Inc.		15,220	750,041
Catalyst Health Solutions, Inc.	*†	1,864	48,688
Centene Corp.	*	1,972	40,446
Chemed Corp.	†	1,162	47,712
Chindex International, Inc.	*†	822	8,927
Cigna Corp.		10,791	366,678
Community Health Systems, Inc.	*†	4,282	125,505
Coventry Health Care, Inc.	*	6,568	213,788
Cross Country Healthcare, Inc.	*	1,339	21,812
DaVita, Inc.	*	4,290	244,573
Express Scripts, Inc.	*	8,956	661,132
Hanger Orthopedic Group, Inc.	*†	1,083	18,898
Health Management Associates, Inc., Class A	*†	9,953	41,404
Health Net, Inc.	*	3,209	75,732
Healthspring, Inc.	*†	2,400	50,784
Healthways, Inc.	*†	1,362	21,969
Henry Schein, Inc.	*†	3,652	196,624
Humana, Inc.	*	6,683	275,340
inVentiv Health, Inc.	*†	2,100	37,086
Kindred Healthcare, Inc.	*	1,800	49,626
Laboratory Corp. of America Holdings	*†	4,321	300,310
Landauer, Inc.	†	598	43,505
LCA-Vision, Inc.	†	616	2,858
LifePoint Hospitals, Inc.	*†	2,149	69,069
Lincare Holdings, Inc.	*†	2,129	64,062
Magellan Health Services, Inc.	*	1,400	57,484
McKesson Corp.		11,391	612,950
Medco Health Solutions, Inc.	*	20,234	910,529

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Medical Staffing Network Holdings, Inc.	*	1,686	$2,782
National Healthcare Corp.	†	431	20,309
National Research Corp.	†	1,250	38,325
NovaMed, Inc.	*†	1,250	5,925
Odyssey HealthCare, Inc.	*†	1,593	16,169
Omnicare, Inc.	†	4,277	123,049
Owens & Minor, Inc.	†	1,623	78,716
Patterson Cos, Inc.	*	5,546	168,654
PDI, Inc.	*	703	5,582
Pediatrix Medical Group, Inc.	*†	2,182	117,653
PharMerica Corp.	*†	1,365	30,699
PSS World Medical, Inc.	*†	3,574	69,693
Psychemedics Corp.		302	4,439
Psychiatric Solutions, Inc.	*†	2,662	101,023
Quest Diagnostics, Inc.		4,904	253,390
RehabCare Group, Inc.	*	739	13,376
Res-Care, Inc.	*†	1,222	22,167
Sunrise Senior Living, Inc.	*†	1,950	26,891
Tenet Healthcare Corp.	*†	19,289	107,054
U.S. Physical Therapy, Inc.	*†	1,300	22,568
United American Healthcare Corp.	*	4,251	8,332
UnitedHealth Group, Inc.		49,658	1,260,816
Universal American Corp.	*†	1,812	22,088
Universal Health Services, Inc., Class B		1,233	69,085
VCA Antech, Inc.	*†	3,442	101,436
WellCare Health Plans, Inc.	*	1,500	54,000
WellPoint, Inc.	*	21,396	1,000,690
			10,426,111
Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	2,300	28,612
AMICAS, Inc.	*	1,846	4,430
Cerner Corp.	*	3,044	135,884
Eclipsys Corp.	*†	1,846	38,674
HLTH Corp.	*	10,847	123,981
IMS Health, Inc.		7,150	135,207
Mediware Information Systems	*	1,088	5,995
Omnicell, Inc.	*†	783	10,296
			483,079
Hotels, Restaurants & Leisure—1.5%
Ambassadors International, Inc.	*†	523	1,041
Ameristar Casinos, Inc.	†	300	4,257
Bally Technologies, Inc.	*†	1,971	59,682
Bob Evans Farms, Inc.	†	1,465	39,980
Boyd Gaming Corp.	†	2,619	24,514
Brinker International, Inc.		5,167	92,438
Burger King Holdings, Inc.	†	1,700	41,752
California Pizza Kitchen, Inc.	*†	1,455	18,726
Carnival Corp.		17,238	609,363
CBRL Group, Inc.	†	2,120	55,756
CEC Entertainment, Inc.	*†	1,614	53,585
Cedar Fair, LP		2,300	47,633
Cheesecake Factory, Inc. (The)	*	3,444	50,351
Chipotle Mexican Grill, Inc., Class A	*†	900	49,941
Choice Hotels International, Inc.	†	1,616	43,794
Churchill Downs, Inc.	†	638	31,249
CKE Restaurants, Inc.	†	1,945	20,617
Darden Restaurants, Inc.		5,104	146,128
DineEquity, Inc.	†	1,079	18,192

Dover Downs Gaming & Entertainment, Inc.	†	1,710	$13,304
Dover Motorsports, Inc.	†	1,645	8,965
Empire Resorts, Inc.	*†	582	1,467
Gaylord Entertainment Co.	*†	1,772	52,044
International Game Technology		13,402	230,246
International Speedway Corp., Class A		1,190	46,303
Interval Leisure Group, Inc.	*†	1,886	19,614
Isle of Capri Casinos, Inc.	*†	1,250	11,275
Jack in the Box, Inc.	*	2,874	60,641
Krispy Kreme Doughnuts, Inc.	*	2,573	8,491
Landry’s Restaurants, Inc.		1,253	19,484
Las Vegas Sands Corp.	*†	4,070	146,968
Marcus Corp.	†	1,505	24,200
Marriott International, Inc., Class A		13,654	356,233
MAXXAM, Inc.	*†	856	11,898
McDonald’s Corp.		44,517	2,746,698
MGM MIRAGE	*†	4,792	136,572
Morgans Hotel Group Co.	*†	2,300	25,093
Morton’s Restaurant Group, Inc.	*	2,200	11,154
Multimedia Games, Inc.	*	1,202	5,205
O’Charleys, Inc.	†	1,091	9,546
Orient-Express Hotels Ltd., Class A (Bermuda)	†	1,577	38,053
P.F. Chang’s China Bistro, Inc.	*†	1,089	25,635
Panera Bread Co., Class A	*†	1,250	63,625
Papa John’s International, Inc.	*†	1,610	43,728
Peet’s Coffee & Tea, Inc.	*†	637	17,785
Penn National Gaming, Inc.	*	2,586	68,710
Pinnacle Entertainment, Inc.	*†	1,629	12,315
Red Robin Gourmet Burgers, Inc.	*	692	18,546
Royal Caribbean Cruises Ltd.		4,300	89,225
Ruby Tuesday, Inc.	*†	2,816	16,305
Scientific Games Corp., Class A	*†	2,517	57,941
Shuffle Master, Inc.	*†	1,527	7,772
Six Flags, Inc.	*†	3,814	2,632
Sonic Corp.	*†	3,730	54,346
Speedway Motorsports, Inc.		149	2,903
Starbucks Corp.	*	29,904	444,672
Starwood Hotels & Resorts Worldwide, Inc.		7,939	223,403
Steak N Shake Co. (The)	*†	1,267	10,998
Texas Roadhouse, Inc., Class A	*†	3,070	27,599
Trump Entertainment Resorts, Inc.	*†	1,600	1,952
Vail Resorts, Inc.	*†	1,491	52,110
Wendy’s/Arby’s Group, Inc., Class A	†	25,109	132,075
WMS Industries, Inc.	*	1,903	58,175
Wyndham Worldwide Corp.		8,848	139,002
Wynn Resorts Ltd.	†	2,554	208,509
Yum! Brands, Inc.		19,013	620,013
			7,792,429
Household Durables—0.6%
American Greetings Corp., Class A	†	2,760	42,200
Bassett Furniture Industries, Inc.	†	1,139	9,738
Beazer Homes USA, Inc.	*†	1,494	8,934
Black & Decker Corp.		2,739	166,394
Blyth, Inc.	†	1,839	20,854
Brookfield Homes Corp.	†	1,218	17,490

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
California Coastal Communities, Inc.	*†	267	$582
Centex Corp.		4,760	77,112
Champion Enterprises, Inc.	*†	2,559	14,202
D.R. Horton, Inc.		11,522	150,016
Ethan Allen Interiors, Inc.	†	1,551	43,459
Fortune Brands, Inc.		5,642	323,626
Furniture Brands International, Inc.		2,341	24,627
Garmin Ltd. (Cayman Islands)	*†	4,774	162,030
Harman International Industries, Inc.		2,728	92,943
Helen of Troy Ltd. (Bermuda)	*†	1,333	30,352
Hovnanian Enterprises, Inc., Class A	*†	1,478	11,809
Jarden Corp.	*†	2,055	48,190
KB Home	†	3,248	63,921
La-Z-Boy, Inc.		2,404	22,405
Leggett & Platt, Inc.		7,391	161,050
Lennar Corp., Class A		5,675	86,203
Libbey, Inc.		749	6,374
M/I Homes, Inc.	†	610	13,896
MDC Holdings, Inc.	†	1,091	39,920
Meritage Homes Corp.	*	1,300	32,110
Mohawk Industries, Inc.	*†	2,460	165,779
National Presto Industries, Inc.	†	535	39,858
Newell Rubbermaid, Inc.		10,108	174,464
NVR, Inc.	*†	262	149,864
Palm Harbor Homes, Inc.	*†	1,181	11,704
Pulte Homes, Inc.	†	8,898	124,305
Russ Berrie & Co., Inc.	*	1,156	8,867
Ryland Group, Inc.	†	1,852	49,115
Skyline Corp.	†	720	19,030
Snap-On, Inc.		2,419	127,385
Standard Pacific Corp.	*	2,568	12,609
Stanley Works (The)		3,365	140,455
Tempur-Pedic International, Inc.	†	1,346	15,829
Toll Brothers, Inc.	*	4,132	104,250
Tupperware Brands Corp.		2,427	67,058
Universal Electronics, Inc.	*†	639	15,962
Whirlpool Corp.	†	2,980	236,285
Woodbridge Holdings Corp.	*	153	429
			3,133,685
Household Products—2.3%
Central Garden and Pet Co.	*†	615	3,616
Central Garden and Pet Co., Class A	*	1,230	7,319
Church & Dwight Co., Inc.		2,569	159,509
Clorox Co.		6,212	389,430
Colgate-Palmolive Co.		19,424	1,463,598
Energizer Holdings, Inc.	*	1,856	149,501
Kimberly-Clark Corp.		16,536	1,072,194
Procter & Gamble Co.		118,862	8,283,493
Spectrum Brands, Inc.	*	1,490	2,071
WD-40 Co.	†	949	34,098
			11,564,829
Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	25,835	302,012
Calpine Corp.	*	16,000	208,000
Constellation Energy Group, Inc.		7,434	180,646
Dynegy, Inc., Class A	*	15,654	56,041
Mirant Corp.	*	8,577	156,873

NRG Energy, Inc.	*	8,000	$198,000
Reliant Energy, Inc.	*	11,470	84,305
			1,185,877
Industrial Conglomerates—2.5%
3M Co.		24,251	1,656,585
Carlisle Cos, Inc.	†	2,452	73,486
General Electric Co.		388,040	9,895,019
McDermott International, Inc.	*	8,276	211,452
Otter Tail Corp.		1,095	33,649
Seaboard Corp.	†	18	22,626
Standex International Corp.	†	724	20,091
Textron, Inc.		8,214	240,506
Tredegar Corp.	†	1,606	28,571
Tyco International Ltd. (Bermuda)		19,745	691,470
United Capital Corp.	*	690	18,278
			12,891,733
Insurance—4.4%
Aflac, Inc.		18,665	1,096,569
Alleghany Corp.	*†	149	54,385
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	67,097
Allstate Corp. (The)		21,889	1,009,521
AMBAC Financial Group, Inc.	†	11,209	26,117
American Equity Investment Life Holding Co.	†	4,302	32,265
American Financial Group, Inc.		2,657	78,382
American Independence Corp.	*	430	2,868
American International Group, Inc.		90,295	300,682
American National Insurance Co.	†	945	81,582
American Physicians Capital, Inc.	†	1,290	54,606
AON Corp.		10,312	463,628
Arch Capital Group Ltd. (Bermuda)	*	1,428	104,287
Argo Group International Holdings Ltd. (Bermuda)	*†	899	33,128
Arthur J Gallagher & Co.		3,230	82,882
Aspen Insurance Holdings Ltd. (Bermuda)	†	3,512	96,580
Assurant, Inc.		4,146	228,030
Assured Guaranty Ltd. (Bermuda)	†	2,359	38,357
Axis Capital Holdings Ltd. (Bermuda)		5,691	180,462
Baldwin & Lyons, Inc., Class B	†	945	22,652
Berkshire Hathaway, Inc., Class A	*	46	6,007,599
Brown & Brown, Inc.	†	5,036	108,878
Chubb Corp.		14,462	793,964
Cincinnati Financial Corp.		6,036	171,664
CNA Financial Corp.	†	1,422	37,313
CNA Surety Corp.	*†	1,486	24,816
Conseco, Inc.	*†	6,600	23,232
Crawford & Co., Class B	*†	1,891	28,743
Delphi Financial Group, Inc., Class A	†	1,945	54,538
Donegal Group, Inc., Class B		758	13,455
EMC Insurance Group, Inc.	†	341	10,053
Employers Holdings, Inc.	†	2,770	48,143
Endurance Specialty Holdings Ltd. (Bermuda)	†	2,698	83,422
Erie Indemnity Co., Class A		1,023	43,242

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Everest Re Group Ltd. (Bermuda)		2,468	$213,556
FBL Financial Group, Inc., Class A	†	1,275	35,560
Fidelity National Financial, Inc., Class A	†	8,236	121,069
First American Corp.		3,159	93,191
Genworth Financial, Inc., Class A		15,900	136,899
Hanover Insurance Group, Inc. (The)		2,346	106,790
Harleysville Group, Inc.	†	1,351	51,068
Hartford Financial Services Group, Inc.		12,354	506,390
HCC Insurance Holdings, Inc.		3,999	107,973
Hilb Rogal & Hobbs Co.		1,604	74,971
Hilltop Holdings, Inc.	*†	1,180	12,178
Horace Mann Educators Corp.	†	2,000	25,740
Independence Holding Co.	†	961	11,100
Infinity Property & Casualty Corp.		810	33,372
IPC Holdings Ltd. (Bermuda)	†	2,362	71,356
Kansas City Life Insurance Co.		902	41,492
LandAmerica Financial Group, Inc.	†	845	20,491
Lincoln National Corp.		10,899	466,586
Loews Corp.		14,187	560,245
Markel Corp.	*†	412	144,818
Marsh & McLennan Cos, Inc.		20,317	645,268
Max Capital Group Ltd. (Bermuda)	†	1,915	44,485
MBIA, Inc.	†	8,742	104,030
Mercury General Corp.	†	1,109	60,718
MetLife, Inc.		16,125	903,000
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	61,648
National Financial Partners Corp.		1,495	22,425
Nationwide Financial Services Corp., Class A	†	2,414	119,083
Navigators Group, Inc.	*	938	54,404
Odyssey Re Holdings Corp.	†	505	22,119
Old Republic International Corp.	†	9,191	117,185
PartnerRe Ltd. (Bermuda)	†	2,300	156,607
Philadelphia Consolidated Holding Co.	*	2,562	150,056
Phoenix Cos., Inc. (The)	†	4,217	38,965
Platinum Underwriters Holdings Ltd. (Bermuda)	†	2,734	97,002
PMA Capital Corp., Class A	*†	1,826	16,105
Presidential Life Corp.		1,144	18,064
Principal Financial Group, Inc.		10,091	438,858
ProAssurance Corp.	*	1,647	92,232
Progressive Corp. (The)		24,774	431,068
Protective Life Corp.		3,130	89,236
Prudential Financial, Inc.		16,775	1,207,799
Reinsurance Group of America, Inc., Class A	†	1,440	77,760
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	150,800
RLI Corp.	†	1,164	72,273
Safety Insurance Group, Inc.	†	850	32,241
Selective Insurance Group, Inc.	†	2,122	48,636
StanCorp Financial Group, Inc.		2,460	127,920
State Auto Financial Corp.		488	14,186

Stewart Information Services Corp.	†	1,239	$36,860
Syncora Holdings Ltd. (Bermuda)	†	2,963	3,882
Torchmark Corp.		3,623	216,655
Tower Group, Inc.	†	1,736	40,900
Transatlantic Holdings, Inc.	†	1,167	63,426
Travelers Cos, Inc. (The)		23,227	1,049,860
United Fire & Casualty Co.	†	1,250	35,738
Unitrin, Inc.		1,906	47,536
Unum Group		13,588	341,059
Validus Holdings Ltd. (Bermuda)	†	1,256	29,202
W.R. Berkley Corp.		5,680	133,764
Wesco Financial Corp.	†	187	66,759
White Mountains Insurance Group Ltd.		300	140,925
XL Capital Ltd., Class A (Bermuda)		7,300	130,962
Zenith National Insurance Corp.	†	1,498	54,887
			22,144,575
Internet & Catalog Retail—0.3%
1-800-FLOWERS.COM, Inc., Class A	*	793	4,774
Amazon.com, Inc.	*	12,445	905,497
Bluefly, Inc.	*	234	559
dELiA*s, Inc.	*†	925	2,664
drugstore.com, inc.	*†	3,800	8,930
Expedia, Inc.	*	11,022	166,542
Hollywood Media Corp.	*†	1,494	3,362
HSN, Inc.	*†	1,886	20,765
Liberty Media Corp.— Interactive, Class A	*	25,718	332,019
NetFlix, Inc.	*†	679	20,968
Overstock.com, Inc.	*	770	15,254
priceline.com, Inc.	*	1,548	105,930
Stamps.com, Inc.	*†	1,050	12,254
Ticketmaster	*	1,886	20,237
Valuevision Media, Inc., Class A	*	1,741	3,221
			1,622,976
Internet Software & Services—1.3%
Akamai Technologies, Inc.	*	5,664	98,780
Ariba, Inc.	*†	2,075	29,320
Art Technology Group, Inc.	*†	8,333	29,332
Autobytel, Inc.	*	1,384	1,481
Bankrate, Inc.	*†	1,083	42,140
Chordiant Software, Inc.	*	1,859	9,537
DealerTrack Holdings, Inc.	*	1,800	30,312
Digital River, Inc.	*†	1,627	52,715
Earthlink, Inc.	*†	5,814	49,419
eBay, Inc.	*	42,977	961,825
Equinix, Inc.	*†	622	43,204
Google, Inc., Class A	*	8,801	3,524,977
GSI Commerce, Inc.	*†	1,469	22,740
IAC/InterActiveCorp	*†	4,715	81,570
I-many, Inc.	*†	951	637
Infospace, Inc.	†	1,323	14,355
Internap Network Services Corp.	*†	1,297	4,514
Interwoven, Inc.	*	1,908	26,941
Intraware, Inc.	*†	783	2,780
j2 Global Communications, Inc.	*†	1,614	37,687
Jupitermedia Corp.	*	1,450	1,682

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Keynote Systems, Inc.	*	1,400	$18,550
Knot, Inc. (The)	*†	2,304	19,238
LivePerson, Inc.	*	3,333	9,699
Looksmart Ltd.	*†	500	1,275
MIVA, Inc.	*	990	614
ModusLink Global Solutions, Inc.	*	1,007	9,677
Move, Inc.	*†	7,362	15,607
Napster, Inc.	*	1,145	2,988
NaviSite, Inc.	*†	3,725	7,450
NIC, Inc.	†	2,450	16,905
On2 Technologies, Inc.	*†	4,620	1,571
Openwave Systems, Inc.	*	2,570	3,187
RealNetworks, Inc.	*†	5,844	29,688
S1 Corp.	*	2,636	16,132
Saba Software, Inc.	*†	1,576	5,106
SAVVIS, Inc.	*†	408	5,484
SonicWALL, Inc.	*†	2,442	12,796
SupportSoft, Inc.	*	1,562	4,686
United Online, Inc.		2,509	23,610
Valueclick, Inc.	*	4,058	41,513
VeriSign, Inc.	*	8,080	210,726
Vignette Corp.	*	737	7,915
Websense, Inc.	*†	1,958	43,761
Website Pros, Inc.	*	308	1,663
Yahoo! Inc.	*	50,447	872,733
Zix Corp.	*†	1,015	2,294
			6,450,816
IT Services—1.5%
Accenture Ltd., Class A (Bermuda)		21,831	829,577
Acxiom Corp.		3,451	43,276
Affiliated Computer Services, Inc., Class A	*	4,289	217,152
Alliance Data Systems Corp.	*†	1,955	123,908
Automatic Data Processing, Inc.		21,534	920,578
BearingPoint, Inc.	*†	8,105	4,215
Broadridge Financial Solutions, Inc.		5,748	88,462
CACI International, Inc., Class A	*	1,198	60,020
Ciber, Inc.	*	2,444	17,084
Cognizant Technology Solutions Corp., Class A	*	10,552	240,902
Computer Sciences Corp.	*	6,597	265,133
Convergys Corp.	*	5,933	87,690
CSG Systems International, Inc.	*	2,153	37,742
Cybersource Corp.	*†	2,776	44,721
DST Systems, Inc.	*†	2,518	140,983
Edgewater Technology, Inc.	*	1,533	7,450
Euronet Worldwide, Inc.	*†	1,056	17,667
Fidelity National Information Services, Inc.		8,097	149,471
Fiserv, Inc.	*	6,994	330,956
Forrester Research, Inc.	*†	963	28,235
Gartner, Inc., Class A	*†	1,179	26,740
Gevity HR, Inc.	†	964	7,018
Global Payments, Inc.		3,238	145,257
Hackett Group, Inc. (The)	*†	1,140	6,202
Hewitt Associates, Inc., Class A	*	2,317	84,431
iGATE Corp.	*†	1,397	12,112
infoGROUP, Inc.	†	1,708	11,290
Integral Systems, Inc.	*	1,010	20,978

Lender Processing Services, Inc.		4,048	$123,545
Lionbridge Technologies, Inc.	*	1,165	2,843
Management Network Group, Inc.	*	1,600	1,440
Mantech International Corp., Class A	*†	1,217	72,156
Mastech Holdings, Inc.	*	93	708
Mastercard, Inc., Class A	†	2,969	526,492
MAXIMUS, Inc.	†	1,052	38,756
Metavante Technologies, Inc.	*	2,857	55,026
MoneyGram International, Inc.		3,750	5,325
NeuStar, Inc., Class A	*†	3,140	62,455
Online Resources Corp.	*	700	5,439
Paychex, Inc.		13,545	447,391
Perot Systems Corp., Class A	*†	4,359	75,629
Pfsweb, Inc.	*	1,209	2,914
Safeguard Scientifics, Inc.	*†	4,073	5,091
SAIC, Inc.	*†	4,560	92,249
Sapient Corp.	*	4,150	30,835
SRA International, Inc., Class A	*†	1,664	37,656
StarTek, Inc.	*†	994	6,381
Syntel, Inc.		1,554	38,073
TeleTech Holdings, Inc.	*†	2,738	34,061
Total System Services, Inc.		6,935	113,734
Unisys Corp.	*	13,714	37,714
VeriFone Holdings, Inc.	*†	2,645	43,748
Visa, Inc., Class A		17,412	1,068,922
Western Union Co. (The)		30,605	755,024
Wright Express Corp.	*	1,750	52,238
			7,705,095
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	†	1,857	16,992
Brunswick Corp.	†	3,797	48,564
Callaway Golf Co.	†	2,881	40,536
Concord Camera Corp.	*	572	1,379
Eastman Kodak Co.	†	11,893	182,914
Fairchild Corp. (The), Class A	*	3,265	8,489
Hasbro, Inc.		6,570	228,110
Jakks Pacific, Inc.	*	925	23,042
Leapfrog Enterprises, Inc.	*	1,261	13,316
Mattel, Inc.		16,641	300,203
Meade Instruments Corp.	*	1,640	410
Nautilus, Inc.	*	1,359	6,211
Polaris Industries, Inc.		1,858	84,520
Pool Corp.	†	2,434	56,785
RC2 Corp.	*	1,650	33,000
Steinway Musical Instruments, Inc.	*	683	19,343
Sturm Ruger & Co., Inc.	*†	3,296	22,874
			1,086,688
Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*†	1,145	6,286
Affymetrix, Inc.	*†	2,525	19,544
Albany Molecular Research, Inc.	*†	1,371	24,801
AMAG Pharmaceuticals, Inc.	*†	834	32,301
Applied Biosystems, Inc.		6,991	239,442
Bio-Rad Laboratories, Inc., Class A	*†	623	61,752
Bruker Corp.	*†	1,667	22,221
Caliper Life Sciences, Inc.	*†	867	2,428
Cambrex Corp.	*	1,258	7,737
Charles River Laboratories International, Inc.	*	2,755	152,985
Clinical Data, Inc.	*†	1,998	32,128

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Covance, Inc.	*	2,839	$250,996
Dionex Corp.	*†	1,031	65,520
Enzo Biochem, Inc.	*†	1,353	14,856
eResearchTechnology, Inc.	*†	2,056	24,487
Exelixis, Inc.	*†	2,695	16,386
Illumina, Inc.	*†	4,156	168,443
Interleukin Genetics, Inc.	*	2,825	2,514
Invitrogen Corp.	*	4,244	160,423
Luminex Corp.	*	1,070	26,761
Millipore Corp.	*†	2,026	139,389
Nanogen, Inc.	*	950	257
Nektar Therapeutics	*†	2,368	8,501
Ore Pharmaceuticals, Inc.	*	190	148
Parexel International Corp.	*†	2,306	66,090
PerkinElmer, Inc.		5,266	131,492
Pharmaceutical Product Development, Inc.	†	4,736	195,834
PharmaNet Development Group, Inc.	*	576	4,159
Sequenom, Inc.	*†	614	16,345
Techne Corp.	*	1,736	125,200
Thermo Fisher Scientific, Inc.	*	15,692	863,059
Varian, Inc.	*†	1,502	64,436
Waters Corp.	*	4,698	273,329
			3,220,250
Machinery—2.1%
3D Systems Corp.	*†	1,158	16,502
Actuant Corp., Class A	†	2,022	51,035
AGCO Corp.	*	3,068	130,727
Albany International Corp., Class A	†	1,437	39,273
American Railcar Industries, Inc.	†	1,200	19,248
Ampco-Pittsburgh Corp.	†	613	15,877
Astec Industries, Inc.	*†	821	25,311
Badger Meter, Inc.	†	1,134	53,241
Barnes Group, Inc.	†	2,018	40,804
Blount International, Inc.	*†	1,532	17,051
Briggs & Stratton Corp.	†	1,822	29,480
Bucyrus International, Inc., Class A		2,860	127,785
Caterpillar, Inc.		24,209	1,442,856
Chart Industries, Inc.	*†	1,070	30,559
CIRCOR International, Inc.	†	711	30,879
Clarcor, Inc.	†	2,354	89,334
Crane Co.		2,467	73,295
Cummins, Inc.		7,020	306,914
Danaher Corp.		9,574	664,436
Deere & Co.		17,886	885,357
Donaldson Co., Inc.		3,810	159,677
Dover Corp.		7,805	316,493
Eaton Corp.		5,791	325,338
EnPro Industries, Inc.	*†	981	36,454
ESCO Technologies, Inc.	*†	1,222	58,864
Federal Signal Corp.	†	2,159	29,578
Flow International Corp.	*†	2,200	11,176
Flowserve Corp.		2,375	210,829
Force Protection, Inc.	*†	3,825	10,251
FreightCar America, Inc.	†	900	26,343
Gardner Denver, Inc.	*	1,836	63,746
Graco, Inc.	†	2,883	102,664
Harsco Corp.		3,646	135,595
Hurco Cos, Inc.	*†	300	8,871
IDEX Corp.	†	3,304	102,490
Illinois Tool Works, Inc.		16,615	738,537

Ingersoll-Rand Co. Ltd., Class A (Bermuda)		13,400	$417,678
ITT Corp.		8,056	447,994
John Bean Technologies Corp.	*	1,164	14,736
Joy Global, Inc.		4,599	207,599
Kadant, Inc.	*†	721	16,417
Kaydon Corp.	†	1,422	64,075
Kennametal, Inc.	†	3,196	86,676
Lincoln Electric Holdings, Inc.		1,877	120,710
Lindsay Corp.	†	808	58,782
Manitowoc Co., Inc. (The)	†	5,044	78,434
Middleby Corp.	*†	936	50,834
Mueller Industries, Inc.	†	1,592	36,632
Mueller Water Products, Inc., Class A		3,000	26,940
NACCO Industries, Inc., Class A	†	309	29,207
Navistar International Corp.	*	2,436	131,982
Nordson Corp.	†	1,522	74,745
Oshkosh Corp.	†	2,868	37,743
PACCAR, Inc.		14,853	567,236
Pall Corp.		5,186	178,347
Paragon Technologies, Inc.	*	1,800	8,550
Parker Hannifin Corp.		7,453	395,009
Pentair, Inc.	†	3,618	125,074
Robbins & Myers, Inc.		1,736	53,694
Sauer-Danfoss, Inc.	†	1,531	37,800
SPX Corp.		2,157	166,089
Tecumseh Products Co., Class A	*†	712	17,828
Tennant Co.	†	1,280	43,853
Terex Corp.	*	4,124	125,864
Timken Co.		3,702	104,952
Titan International, Inc.		1,356	28,910
Toro Co.	†	2,550	105,315
Trinity Industries, Inc.	†	3,051	78,502
TurboChef Technologies, Inc.	*	993	6,107
Valmont Industries, Inc.	†	1,162	96,086
Wabash National Corp.	†	1,395	13,183
Wabtec Corp.	†	1,737	88,987
Watts Water Technologies, Inc., Class A	†	1,225	33,504
			10,602,944
Marine—0.0%
Alexander & Baldwin, Inc.	†	1,466	64,548
American Commercial Lines, Inc.	*†	2,000	21,280
Eagle Bulk Shipping, Inc.	†	3,648	50,853
Horizon Lines, Inc., Class A	†	2,035	20,085
Kirby Corp.	*	2,358	89,463
			246,229
Media—2.7%
4Kids Entertainment, Inc.	*	605	4,271
Acme Communications, Inc.	*	1,200	1,140
AH Belo Corp., Class A		944	4,871
Alloy, Inc.	*	462	3,571
Arbitron, Inc.	†	1,298	58,008
Ascent Media Corp., Class A	*	545	13,307
Beasley Broadcasting Group, Inc., Class A		1,150	1,944
Belo Corp., Class A		4,721	28,137
Cablevision Systems Corp., Class A		9,044	227,547
CBS Corp., Class B		25,719	374,983
Charter Communications, Inc., Class A	*†	11,237	8,203

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Citadel Broadcasting Corp.	*†	6,896	$5,379
CKX, Inc.	*	1,800	11,088
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,500	34,200
Comcast Corp., Class A		109,481	2,149,111
Cox Radio, Inc., Class A	*†	1,752	18,501
Crown Media Holdings, Inc., Class A	*†	5,899	29,672
Cumulus Media, Inc., Class A	*†	2,174	9,261
DIRECTV Group, Inc. (The)	*	23,227	607,851
Discovery Communications, Inc., Class A	*†	5,452	77,684
Discovery Communications, Inc., Class C	*	5,452	77,193
DISH Network Corp., Class A	*	9,386	197,106
DreamWorks Animation SKG, Inc., Class A	*	1,300	40,885
EDCI Holdings, Inc.	*	214	856
Emmis Communications Corp., Class A	*	1,175	1,140
Entercom Communications Corp., Class A	†	2,183	10,959
Entravision Communications Corp., Class A	*	2,852	7,672
EW Scripps Co., Class A	†	1,204	8,512
Gannett Co., Inc.		7,301	123,460
Gray Television, Inc.	†	1,838	3,161
Harris Interactive, Inc.	*†	2,730	4,723
Harte-Hanks, Inc.	†	3,119	32,344
Hearst-Argyle Television, Inc.	†	2,184	48,769
Idearc, Inc.	†	1,273	1,591
Image Entertainment, Inc.	*	299	254
Interactive Data Corp.	†	1,521	38,360
Interpublic Group of Cos, Inc.	*†	17,203	133,323
John Wiley & Sons, Inc., Class A	†	2,491	100,761
Journal Communications, Inc., Class A	†	3,900	19,032
Lamar Advertising Co., Class A	*†	3,479	107,466
Lee Enterprises, Inc.	†	1,973	6,906
Liberty Global, Inc., Class A	*†	13,426	406,808
Liberty Media Corp.—Capital, Series A	*	5,451	72,934
Liberty Media Corp.— Entertainment, Series A	*	21,804	544,446
LIN TV Corp., Class A	*†	1,419	7,322
Live Nation, Inc.	*†	2,705	44,010
LodgeNet Interactive Corp.	*†	1,250	2,538
Marvel Entertainment, Inc.	*†	1,469	50,152
McClatchy Co., Class A	†	2,444	10,754
McGraw-Hill Cos., Inc. (The)		13,196	417,126
Media General, Inc., Class A	†	952	11,833
Mediacom Communications Corp., Class A	*†	3,433	20,323
Meredith Corp.	†	2,083	58,407
National CineMedia, Inc.	†	2,226	24,597
National Lampoon, Inc.	*	3,300	2,475
New Frontier Media, Inc.		3,808	9,063
New York Times Co. (The), Class A		5,682	81,196
News Corp., Class A		91,998	1,103,056
Omnicom Group, Inc.		12,710	490,098
Playboy Enterprises, Inc., Class B	*†	1,251	4,929
Primedia, Inc.	†	1,475	3,584
R.H. Donnelley Corp.	*†	2,471	4,917
Radio One, Inc., Class A	*†	4,327	6,101

Radio Unica Communications Corp.	*‡dœ	1,900	$—
RCN Corp.	*	2,597	31,839
Regal Entertainment Group, Class A	†	2,743	43,285
Regent Communications, Inc.	*	1,600	1,408
Salem Communications Corp., Class A	*	850	1,063
Scholastic Corp.	†	1,845	47,380
Scripps Networks Interactive, Inc., Class A		3,612	131,152
Sinclair Broadcast Group, Inc., Class A	†	2,049	10,327
Sirius XM Radio, Inc.	*	88,505	50,448
Spanish Broadcasting System, Inc., Class A	*†	1,300	494
Time Warner Cable, Inc., Class A	*†	4,450	107,690
Time Warner, Inc.		147,403	1,932,452
Valassis Communications, Inc.	*†	2,236	19,364
Value Line, Inc.	†	573	19,190
Viacom, Inc., Class B	*	22,554	560,241
Virgin Media, Inc.	†	10,479	82,784
Walt Disney Co. (The)		68,450	2,100,730
Washington Post Co. (The), Class B		258	143,644
Westwood One, Inc.	*†	4,247	2,336
World Wrestling Entertainment, Inc., Class A	†	1,030	15,924
Young Broadcasting, Inc., Class A	*	831	44
			13,311,666
Metals & Mining—0.9%
AK Steel Holding Corp.		5,009	129,833
Alcoa, Inc.		32,213	727,370
Allegheny Technologies, Inc.	†	3,350	98,993
AMCOL International Corp.	†	1,186	37,074
Brush Engineered Materials, Inc.	*†	1,122	20,836
Carpenter Technology Corp.		1,882	48,273
Century Aluminum Co.	*†	865	23,952
Cleveland-Cliffs, Inc.		4,072	215,572
Coeur d’Alene Mines Corp.	*†	21,452	32,822
Commercial Metals Co.		4,080	68,911
Compass Minerals International, Inc.	†	1,915	100,327
Freeport-McMoRan Copper & Gold, Inc.		14,811	842,004
Hecla Mining Co.	*†	4,124	19,300
Newmont Mining Corp.		16,091	623,687
Nucor Corp.		10,763	425,139
Reliance Steel & Aluminum Co.		2,966	112,619
Rock of Ages Corp.	*	1,387	2,649
Royal Gold, Inc.		1,153	41,462
RTI International Metals, Inc.	*	1,363	26,660
Schnitzer Steel Industries, Inc., Class A		693	27,193
Southern Copper Corp.	†	8,700	165,996
Steel Dynamics, Inc.		8,080	138,087
Stillwater Mining Co.	*†	3,727	21,654
Titanium Metals Corp.	†	5,344	60,601
United States Steel Corp.		4,607	357,549
Worthington Industries, Inc.	†	3,575	53,411
			4,421,974
Multiline Retail—0.7%
99 Cents Only Stores	*†	3,207	35,181

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Big Lots, Inc.	*†	3,509	$97,655
Dillard’s, Inc., Class A	†	3,454	40,757
Dollar Tree, Inc.	*	4,830	175,619
Family Dollar Stores, Inc.		6,556	155,377
Fred’s, Inc., Class A	†	1,781	25,326
J.C. Penney Co., Inc.		7,928	264,320
Kohl’s Corp.	*	11,086	510,843
Macy’s, Inc.		16,688	300,050
Nordstrom, Inc.	†	6,901	198,887
Retail Ventures, Inc.	*†	1,372	5,351
Saks, Inc.	*†	5,811	53,752
Sears Holdings Corp.	*†	3,188	298,078
Target Corp.		28,542	1,399,984
Tuesday Morning Corp.	*†	1,816	7,500
			3,568,680
Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	144,655
Ameren Corp.		8,429	328,984
Avista Corp.	†	1,759	38,188
Black Hills Corp.	†	2,041	63,414
Centerpoint Energy, Inc.		12,705	185,112
CH Energy Group, Inc.	†	694	30,238
CMS Energy Corp.	†	6,681	83,312
Consolidated Edison, Inc.	†	9,476	407,089
Dominion Resources, Inc.		22,974	982,827
DTE Energy Co.		6,985	280,238
Integrys Energy Group, Inc.		2,691	134,389
MDU Resources Group, Inc.		7,657	222,053
NiSource, Inc.		10,893	160,781
NorthWestern Corp.		1,449	36,413
NSTAR	†	4,374	146,529
OGE Energy Corp.	†	3,358	103,695
PG&E Corp.		13,709	513,402
PNM Resources, Inc.	†	2,169	22,211
Public Service Enterprise Group, Inc.		19,514	639,863
Puget Energy, Inc.		3,548	94,732
SCANA Corp.		4,791	186,514
Sempra Energy		8,687	438,433
TECO Energy, Inc.		7,797	122,647
Vectren Corp.	†	3,706	103,212
Wisconsin Energy Corp.		4,564	204,924
Xcel Energy, Inc.		16,552	330,874
			6,004,729
Office Electronics—0.1%
Xerox Corp.		36,218	417,593
Zebra Technologies Corp., Class A	*†	2,988	83,216
			500,809
Oil, Gas & Consumable Fuels—9.7%
Adams Resources & Energy, Inc.		1,462	33,304
Alpha Natural Resources, Inc.	*†	2,447	125,849
Anadarko Petroleum Corp.		17,797	863,332
Apache Corp.		12,742	1,328,735
APCO Argentina, Inc.	†	2,488	70,435
Arch Coal, Inc.		5,284	173,791
Arena Resources, Inc.	*†	1,202	46,698
Atlas America, Inc.		2,578	87,936
ATP Oil & Gas Corp.	*†	685	12,200
Berry Petroleum Co., Class A	†	1,202	46,553
Blue Dolphin Energy Co.	*	3,650	2,920
BP Prudhoe Bay Royalty Trust		1,105	102,732

Buckeye Partners LP		1,400	$51,926
Cabot Oil & Gas Corp.		4,548	164,365
Callon Petroleum Co.	*†	779	14,045
Carrizo Oil & Gas, Inc.	*†	1,800	65,286
Chesapeake Energy Corp.		19,868	712,466
Chevron Corp.		81,137	6,692,179
Cimarex Energy Co.	†	2,681	131,128
Clayton Williams Energy, Inc.	*	550	38,792
CNX Gas Corp.	*†	1,100	24,629
Comstock Resources, Inc.	*†	1,735	86,837
Concho Resources, Inc.	*†	1,982	54,723
ConocoPhillips		55,421	4,059,587
Consol Energy, Inc.		7,462	342,431
Copano Energy LLC	†	2,400	58,704
Cross Timbers Royalty Trust		575	26,565
Crosstex Energy, Inc.		2,100	52,437
Delta Petroleum Corp.	*†	2,709	36,788
Denbury Resources, Inc.	*	8,932	170,065
Devon Energy Corp.		16,306	1,487,106
Dorchester Minerals LP		2,200	50,820
El Paso Corp.		25,233	321,973
Enbridge Energy Partners LP		1,775	70,610
Encore Acquisition Co.	*	2,062	86,150
Energy Partners Ltd.	*†	1,667	14,453
Energy Transfer Equity LP		4,960	107,880
Energy Transfer Partners LP		2,777	102,277
Enterprise Products Partners LP		9,898	255,071
EOG Resources, Inc.		9,358	837,167
Evergreen Energy, Inc.	*†	4,989	4,690
EXCO Resources, Inc.	*	6,090	99,389
Exxon Mobil Corp.		205,974	15,995,940
Forest Oil Corp.	*	3,820	189,472
Foundation Coal Holdings, Inc.		2,560	91,085
Frontier Oil Corp.		4,576	84,290
FX Energy, Inc.	*	3,496	26,010
General Maritime Corp.	†	1,897	36,954
Hess Corp.		10,910	895,493
Holly Corp.	†	1,972	57,030
Hugoton Royalty Trust		1,669	44,796
Inergy LP		1,700	36,771
International Coal Group, Inc.	*†	4,900	30,576
James River Coal Co.	*	1,500	32,985
Kinder Morgan Energy Partners LP		5,910	307,497
Kinder Morgan Management LLC	*	2,097	103,172
Linn Energy LLC		3,543	54,208
Magellan Midstream Partners LP		2,000	64,800
Marathon Oil Corp.		28,613	1,140,800
Mariner Energy, Inc.	*	3,261	66,851
MarkWest Energy Partners LP		3,584	90,604
Massey Energy Co.		3,053	108,901
McMoRan Exploration Co.	*†	1,059	25,035
Meridian Resource Corp.	*†	2,950	5,428
Murphy Oil Corp.		7,512	481,820
Natural Resource Partners LP		2,000	50,660
Newfield Exploration Co.	*	5,246	167,820
Noble Energy, Inc.		6,772	376,455
NuStar Energy LP		1,500	63,705
NuStar GP Holdings LLC		1,450	25,375
Occidental Petroleum Corp.		32,909	2,318,438
ONEOK Partners LP		1,650	83,705
Overseas Shipholding Group, Inc.		1,587	92,538
Parallel Petroleum Corp.	*	2,700	25,434

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Patriot Coal Corp.	*	2,992	$86,918
Peabody Energy Corp.		10,424	469,080
Penn Virginia Corp.	†	1,433	76,580
Penn Virginia Resource Partners LP		1,600	26,384
PetroHawk Energy Corp.	*	9,713	210,092
Petroleum Development Corp.	*†	1,250	55,463
Petroquest Energy, Inc.	*†	3,346	51,361
Pioneer Natural Resources Co.		5,801	303,276
Plains All American Pipeline LP		3,917	155,192
Plains Exploration & Production Co.	*	5,227	183,781
Quicksilver Resources, Inc.	*	3,960	77,735
Range Resources Corp.		5,516	236,471
Rentech, Inc.	*	7,800	10,374
Rosetta Resources, Inc.	*†	3,400	62,424
SandRidge Energy, Inc.	*	3,220	63,112
Southern Union Co.		3,367	69,529
Southwestern Energy Co.	*	12,144	370,878
Spectra Energy Corp.		23,691	563,846
St Mary Land & Exploration Co.		2,262	80,640
Stone Energy Corp.	*†	1,208	51,135
Sunoco Logistics Partners LP		950	42,038
Sunoco, Inc.		5,446	193,769
Swift Energy Co.	*	1,142	44,184
Syntroleum Corp.	*	1,246	1,358
Targa Resources Partners LP		2,566	43,673
TC Pipelines LP		1,100	34,034
Teekay Corp. (Bahamas)	†	1,691	44,609
TEPPCO Partners LP		2,500	65,325
Tesoro Corp.	†	6,846	112,891
TXCO Resources, Inc.	*†	5,411	54,326
Ultra Petroleum Corp.	*	6,082	336,578
USEC, Inc.	*†	2,637	14,266
Vaalco Energy, Inc.	*†	3,800	25,992
Valero Energy Corp.		21,104	639,451
Verenium Corp.	*†	1,790	1,683
Walter Industries, Inc.		1,640	77,818
Warren Resources, Inc.	*†	3,600	35,928
Western Refining, Inc.	†	2,500	25,275
Whiting Petroleum Corp.	*	1,242	88,505
Williams Cos, Inc.		24,207	572,496
Williams Partners LP		1,275	32,959
World Fuel Services Corp.	†	960	22,109
XTO Energy, Inc.		19,969	928,958
			48,932,168
Paper & Forest Products—0.3%
AbitibiBowater, Inc. (Canada)	*†	1,189	4,601
Buckeye Technologies, Inc.	*	1,251	10,246
Deltic Timber Corp.	†	724	46,075
Domtar Corp. (Canada)	*	16,660	76,636
Glatfelter		1,740	23,560
International Paper Co.		14,370	376,207
Louisiana-Pacific Corp.	†	4,396	40,883
MeadWestvaco Corp.		6,398	149,137
Neenah Paper, Inc.	†	652	12,910
Schweitzer-Mauduit International, Inc.	†	724	13,749
Wausau Paper Corp.	†	1,903	19,277
Weyerhaeuser Co.		8,921	540,434
			1,313,715

Personal Products—0.3%
Alberto-Culver Co.		3,659	$99,671
Avon Products, Inc.		17,888	743,604
Chattem, Inc.	*†	872	68,173
Elizabeth Arden, Inc.	*	1,017	19,964
Estee Lauder Cos, Inc. (The), Class A		5,057	252,395
Herbalife Ltd. (Cayman Islands)		848	33,513
Medifast, Inc.	*†	734	4,999
NBTY, Inc.	*	2,664	78,641
Nu Skin Enterprises, Inc., Class A		3,018	48,952
USANA Health Sciences, Inc.	*†	593	24,307
			1,374,219
Pharmaceuticals—5.4%
Abbott Laboratories		60,081	3,459,464
Adolor Corp.	*†	1,927	6,648
Allergan, Inc.		11,928	614,292
Alpharma, Inc., Class A	*†	2,463	90,860
Atherogenics, Inc.	*†	1,603	561
AVANIR Pharmaceuticals, Class A	*	1,500	870
Barr Pharmaceuticals, Inc.	*	4,174	272,562
Bristol-Myers Squibb Co.		79,233	1,652,008
Columbia Laboratories, Inc.	*†	1,819	4,766
CPEX Pharmaceuticals, Inc.	*	71	1,331
Cypress Bioscience, Inc.	*†	1,560	11,466
Discovery Laboratories, Inc.	*	2,566	4,798
Durect Corp.	*	1,900	10,640
Eli Lilly & Co.		37,735	1,661,472
Emisphere Technologies, Inc.	*	772	1,529
Endo Pharmaceuticals Holdings, Inc.	*	2,935	58,700
Forest Laboratories, Inc.	*	12,889	364,501
Heska Corp.	*	4,462	2,900
Hi-Tech Pharmacal Co., Inc.	*†	862	8,465
Hollis-Eden Pharmaceuticals, Inc.	*	954	1,154
Immtech Pharmaceuticals, Inc.	*	681	409
Inspire Pharmaceuticals, Inc.	*†	1,369	4,887
Johnson & Johnson		109,748	7,603,342
King Pharmaceuticals, Inc.	*	10,009	95,886
KV Pharmaceutical Co., Class A	*†	2,179	49,485
MDRNA, Inc.	*†	1,500	585
Medicines Co. (The)	*	2,018	46,858
Medicis Pharmaceutical Corp., Class A	†	2,422	36,112
Merck & Co., Inc.		86,025	2,714,949
Mylan, Inc.	*†	10,732	122,559
Noven Pharmaceuticals, Inc.	*†	1,350	15,768
Pain Therapeutics, Inc.	*†	1,318	12,877
Par Pharmaceutical Cos, Inc.	*	1,362	16,739
Penwest Pharmaceuticals Co.	*	930	1,916
Perrigo Co.		2,922	112,380
Pfizer, Inc.		266,021	4,905,428
Pharmos Corp.	*	1,375	248
Pozen, Inc.	*†	1,014	10,657
Salix Pharmaceuticals Ltd.	*	2,346	15,038
Schering-Plough Corp.		60,576	1,118,839
Sciele Pharma, Inc.	*†	1,613	49,664
Sepracor, Inc.	*	4,575	83,768
SuperGen, Inc.	*	1,338	1,900
Valeant Pharmaceuticals International	*†	3,473	71,092
Viropharma, Inc.	*†	4,061	53,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Vivus, Inc.	*†	1,400	$11,116
Watson Pharmaceuticals, Inc.	*	4,480	127,680
Wyeth		52,091	1,924,242
XenoPort, Inc.	*	1,939	94,022
			27,530,713
Professional Services—0.3%
Administaff, Inc.	†	1,143	31,112
Advisory Board Co. (The)	*†	950	28,652
Barrett Business Services, Inc.		2,203	28,595
CDI Corp.	†	1,131	25,255
Corporate Executive Board Co.	†	1,507	47,094
CoStar Group, Inc.	*†	770	34,950
CRA International, Inc.	*†	986	27,095
Diamond Management & Technology Consultants, Inc.	†	1,431	6,711
Dun & Bradstreet Corp.		2,641	249,206
Equifax, Inc.		5,325	183,446
FTI Consulting, Inc.	*	1,735	125,336
Heidrick & Struggles International, Inc.	†	865	26,080
Huron Consulting Group, Inc.	*†	988	56,296
Kelly Services, Inc., Class A	†	1,173	22,346
Kforce, Inc.	*†	297	3,032
Korn/Ferry International	*†	1,624	28,940
Manpower, Inc.		3,593	155,074
Monster Worldwide, Inc.	*†	4,681	69,794
MPS Group, Inc.	*†	3,706	37,356
Navigant Consulting, Inc.	*†	2,313	46,006
On Assignment, Inc.	*†	1,243	9,795
RCM Technologies, Inc.	*	1,593	2,772
Resources Connection, Inc.	*†	2,060	46,412
Robert Half International, Inc.		7,107	175,898
School Specialty, Inc.	*	854	26,636
Spherion Corp.	*†	2,689	13,095
TrueBlue, Inc.	*†	2,485	40,158
Volt Information Sciences, Inc.	*†	1,249	11,216
Watson Wyatt Worldwide, Inc., Class A	†	1,600	79,568
Westaff, Inc.	*	942	339
			1,638,265
Real Estate Investment Trusts (REIT)—2.2%
Acadia Realty Trust REIT	†	1,318	33,319
Agree Realty Corp. REIT	†	814	23,280
Alesco Financial, Inc. REIT	†	4,213	3,792
Alexander’s, Inc. REIT	*†	78	31,200
Alexandria Real Estate Equities, Inc. REIT	†	1,245	140,063
AMB Property Corp. REIT		3,649	165,300
American Campus Communities, Inc. REIT	†	1,699	57,562
American Land Lease, Inc. REIT		1,828	35,518
American Mortgage Acceptance Co. REIT	*	1,842	1,105
Annaly Capital Management, Inc. REIT		17,861	240,230
Anthracite Capital, Inc. REIT	†	1,100	5,896
Anworth Mortgage Asset Corp. REIT	†	834	4,937
Apartment Investment & Management Co., Class A REIT		4,342	152,057
Ashford Hospitality Trust, Inc. REIT	†	4,200	17,010

AvalonBay Communities, Inc. REIT		3,116	$306,677
BioMed Realty Trust, Inc. REIT	†	1,400	37,030
Boston Properties, Inc. REIT		4,700	440,201
Brandywine Realty Trust REIT	†	2,965	47,529
BRE Properties, Inc. REIT	†	2,433	119,217
BRT Realty Trust REIT		355	3,049
Camden Property Trust REIT		2,058	94,380
Capital Trust, Inc., Class A REIT	†	523	8,107
CapitalSource, Inc. REIT	†	4,975	61,193
Capstead Mortgage Corp. REIT	†	2,400	26,280
CBL & Associates Properties, Inc. REIT	†	2,548	51,164
Cedar Shopping Centers, Inc. REIT	†	583	7,707
Colonial Properties Trust REIT	†	1,962	36,670
Corporate Office Properties Trust REIT	†	1,904	76,826
Cousins Properties, Inc. REIT	†	2,338	58,988
Crystal River Capital, Inc. REIT	†	2,219	4,482
DCT Industrial Trust, Inc. REIT	†	6,576	49,254
Deerfield Capital Corp. REIT	†	3,425	2,226
Developers Diversified Realty Corp. REIT	†	4,733	149,989
DiamondRock Hospitality Co. REIT		3,930	35,763
Digital Realty Trust, Inc. REIT		2,000	94,500
Douglas Emmett, Inc. REIT		4,212	97,171
Duke Realty Corp. REIT	†	5,609	137,869
Eastern Light Capital, Inc. REIT	*	799	3,695
EastGroup Properties, Inc. REIT	†	1,538	74,655
Entertainment Properties Trust REIT	†	749	40,985
Equity Lifestyle Properties, Inc. REIT	†	1,140	60,454
Equity One, Inc. REIT	†	2,619	53,663
Equity Residential REIT		10,587	470,168
Essex Property Trust, Inc. REIT	†	807	95,492
Extra Space Storage, Inc. REIT	†	3,500	53,760
Federal Realty Investment Trust REIT	†	2,295	196,452
FelCor Lodging Trust, Inc. REIT	†	3,135	22,447
First Industrial Realty Trust, Inc. REIT		1,599	45,859
First Potomac Realty Trust REIT	†	1,628	27,985
Franklin Street Properties Corp. REIT		2,200	28,600
Friedman Billings Ramsey Group, Inc., Class A REIT	*†	6,080	12,160
General Growth Properties, Inc. REIT		8,744	132,034
Getty Realty Corp. REIT	†	1,747	38,731
Glimcher Realty Trust REIT	†	1,584	16,537
Gramercy Capital Corp., New York REIT	†	2,182	5,651
HCP, Inc. REIT		8,200	329,066
Health Care REIT, Inc. REIT	†	3,457	184,016
Healthcare Realty Trust, Inc. REIT	†	1,881	54,831

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Highwoods Properties, Inc. REIT		2,393	$85,095
HMG Courtland Properties REIT	*œ	1,450	6,815
Home Properties, Inc. REIT	†	1,390	80,551
Hospitality Properties Trust REIT		2,923	59,980
Host Hotels & Resorts, Inc. REIT		20,345	270,385
HRPT Properties Trust REIT		9,142	62,988
IMPAC Mortgage Holdings, Inc. REIT	*†	3,238	810
Inland Real Estate Corp. REIT	†	2,302	36,118
iStar Financial, Inc. REIT	†	4,331	11,261
Kilroy Realty Corp. REIT	†	1,316	62,892
Kimco Realty Corp. REIT	†	9,013	332,940
Kite Realty Group Trust REIT	†	2,654	29,194
LaSalle Hotel Properties REIT	†	1,561	36,403
Lexington Realty Trust REIT	†	1,399	24,091
Liberty Property Trust REIT	†	3,172	119,426
Macerich Co. (The) REIT	†	2,832	180,257
Mack-Cali Realty Corp. REIT		2,488	84,269
Maguire Properties, Inc. REIT	†	1,199	7,146
Medical Properties Trust, Inc. REIT		3,172	36,002
MFA Mortgage Investments, Inc. REIT	†	4,149	26,969
Mid-America Apartment Communities, Inc. REIT		1,240	60,934
Mission West Properties, Inc. REIT	†	1,417	13,802
Monmouth Real Estate Investment Corp., Class A REIT		3,275	25,512
National Health Investors, Inc. REIT	†	979	33,462
National Retail Properties, Inc. REIT	†	2,356	56,426
Nationwide Health Properties, Inc. REIT		3,720	133,846
Newcastle Investment Corp. REIT	†	754	4,788
NorthStar Realty Finance Corp. REIT	†	4,200	32,550
Omega Healthcare Investors, Inc. REIT	†	4,100	80,606
Pacific Office Properties Trust, Inc. REIT		1,050	6,983
Parkway Properties, Inc. REIT	†	986	37,330
Pennsylvania Real Estate Investment Trust REIT	†	1,510	28,464
Plum Creek Timber Co., Inc. REIT		6,729	335,508
PMC Commercial Trust REIT		865	6,315
Post Properties, Inc. REIT	†	2,078	58,122
Potlatch Corp. REIT	†	1,618	75,059
ProLogis REIT		10,010	413,113
PS Business Parks, Inc. REIT		599	34,502
Public Storage REIT		5,109	505,841
RAIT Financial Trust REIT	†	991	5,441
Ramco-Gershenson Properties Trust REIT	†	1,275	28,586
Rayonier, Inc. REIT	†	3,336	157,960
Realty Income Corp. REIT		4,138	105,933
Redwood Trust, Inc. REIT	†	1,008	21,904
Regency Centers Corp. REIT	†	2,545	169,726
Saul Centers, Inc. REIT	†	987	49,883

Senior Housing Properties Trust REIT	†	3,680	$87,694
Simon Property Group, Inc. REIT		8,577	831,968
SL Green Realty Corp. REIT	†	1,985	128,628
Sovran Self Storage, Inc. REIT	†	1,269	56,712
Strategic Hotels & Resorts, Inc. REIT	†	2,904	21,925
Sun Communities, Inc. REIT		1,061	21,018
Sunstone Hotel Investors, Inc. REIT		2,337	31,550
Tanger Factory Outlet Centers, Inc. REIT		1,221	53,468
Taubman Centers, Inc. REIT	†	2,083	104,150
Thornburg Mortgage, Inc. REIT		406	710
UDR, Inc. REIT		4,883	127,690
U-Store-It Trust REIT	†	3,600	44,172
Ventas, Inc. REIT		5,373	265,534
Vornado Realty Trust REIT		5,255	477,941
Washington Real Estate Investment Trust REIT	†	1,834	67,179
Weingarten Realty Investors REIT	†	3,474	123,918
			11,285,227
Real Estate Management & Development—0.1%
Brookfield Properties Corp. (Canada)		7,509	118,943
CB Richard Ellis Group, Inc., Class A	*†	6,900	92,253
Forest City Enterprises, Inc., Class A	†	2,608	79,987
Forestar Real Estate Group, Inc.	*	1,502	22,155
FX Real Estate and Entertainment, Inc.	*†	360	374
Grubb & Ellis Co.	†	652	1,760
Jones Lang LaSalle, Inc.		1,311	57,002
St. Joe Co. (The)	*†	3,582	140,021
Tejon Ranch Co.	*†	762	28,308
			540,803
Road & Rail—1.1%
Amerco, Inc.	*	805	33,754
Arkansas Best Corp.		903	30,422
Avis Budget Group, Inc.	*†	4,424	25,394
Burlington Northern Santa Fe Corp.		10,951	1,012,201
Con-way, Inc.	†	2,160	95,278
CSX Corp.		16,247	886,599
Dollar Thrifty Automotive Group, Inc.	*†	1,057	2,040
Genesee & Wyoming, Inc., Class A	*†	1,576	59,132
Heartland Express, Inc.		4,220	65,494
JB Hunt Transport Services, Inc.		3,964	132,279
Kansas City Southern	*†	2,513	111,477
Knight Transportation, Inc.		3,879	65,827
Landstar System, Inc.	†	2,256	99,399
Norfolk Southern Corp.		15,681	1,038,238
Old Dominion Freight Line, Inc.	*†	1,783	50,530
PAM Transportation Services, Inc.	*	338	3,701
Ryder System, Inc.	†	2,660	164,920
Saia, Inc.	*	1,662	22,071
Union Pacific Corp.		19,618	1,396,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Werner Enterprises, Inc.	†	2,915	$63,285
YRC Worldwide, Inc.	*†	2,278	27,245
			5,385,302
Semiconductors & Semiconductor Equipment—2.3%
Actel Corp.	*†	1,140	14,227
Advanced Energy Industries, Inc.	*†	1,428	19,535
Advanced Micro Devices, Inc.	*†	21,447	112,597
Aetrium, Inc.	*†	614	1,836
Altera Corp.		14,718	304,368
Amkor Technology, Inc.	*†	7,211	45,934
Anadigics, Inc.	*	957	2,689
Analog Devices, Inc.		12,287	323,762
Applied Materials, Inc.		53,844	814,660
Applied Micro Circuits Corp.	*†	3,186	19,052
Asyst Technologies, Inc.	*†	1,782	4,277
Atheros Communications, Inc.	*†	2,700	63,666
Atmel Corp.	*†	18,733	63,505
ATMI, Inc.	*	1,559	28,031
Axcelis Technologies, Inc.	*	4,095	6,962
AXT, Inc.	*	946	1,778
Broadcom Corp., Class A	*	16,147	300,819
Brooks Automation, Inc.	*	3,103	25,941
Cabot Microelectronics Corp.	*†	1,049	33,652
California Micro Devices Corp.	*	745	2,228
Catalyst Semiconductor, Inc.	*	2,415	10,843
Centillium Communications, Inc.	*	1,588	937
Ceva, Inc.	*†	692	5,744
Cirrus Logic, Inc.	*†	2,946	16,056
Cohu, Inc.	†	859	13,589
Conexant Systems, Inc.	*	2,046	8,204
Cree, Inc.	*†	3,097	70,550
Cymer, Inc.	*†	1,498	37,944
Cypress Semiconductor Corp.	*	4,876	25,453
Diodes, Inc.	*†	2,400	44,280
DSP Group, Inc.	*	1,194	9,134
Electroglas, Inc.	*†	1,990	2,269
Emcore Corp.	*†	1,219	6,022
Entegris, Inc.	*	5,738	27,772
Exar Corp.	*†	1,758	13,466
Fairchild Semiconductor International, Inc.	*†	4,903	43,588
FEI Co.	*†	1,368	32,572
Formfactor, Inc.	*†	1,417	24,684
FSI International, Inc.	*†	1,479	1,094
Hifn, Inc.	*†	681	2,179
Integrated Device Technology, Inc.	*†	8,168	63,547
Integrated Silicon Solution, Inc.	*	1,269	2,931
Intel Corp.		224,099	4,197,373
International Rectifier Corp.	*†	2,631	50,042
Intersil Corp., Class A	†	5,757	95,451
inTEST Corp.	*	950	998
IXYS Corp.	*	1,329	12,081
KLA-Tencor Corp.		7,679	243,040
Kopin Corp.	*†	2,431	7,585
Kulicke & Soffa Industries, Inc.	*	2,008	9,056
Lam Research Corp.	*†	5,335	167,999
Lattice Semiconductor Corp.	*	4,395	9,054
Linear Technology Corp.		8,638	264,841
LSI Corp.	*	30,700	164,552
LTX-Credence Corp.	*†	4,076	7,092

Marvell Technology Group Ltd. (Bermuda)	*	18,500	$172,050
Mattson Technology, Inc.	*†	1,760	8,325
Maxim Integrated Products, Inc.		2,241	40,562
MEMC Electronic Materials, Inc.	*	8,113	229,273
Micrel, Inc.	†	3,731	33,840
Microchip Technology, Inc.	†	8,640	254,275
Micron Technology, Inc.	*†	25,902	104,903
Microsemi Corp.	*†	2,474	63,038
Mindspeed Technologies, Inc.	*†	801	1,906
MIPS Technologies, Inc.	*†	2,228	7,820
MKS Instruments, Inc.	*†	2,455	48,879
MoSys, Inc.	*†	1,251	5,304
National Semiconductor Corp.		10,460	180,017
Novellus Systems, Inc.	*†	6,320	124,125
NVE Corp.	*†	348	9,852
Nvidia Corp.	*	20,184	216,171
Omnivision Technologies, Inc.	*†	2,354	26,859
ON Semiconductor Corp.	*†	8,304	56,135
PDF Solutions, Inc.	*†	974	5,065
Pericom Semiconductor Corp.	*†	1,023	10,742
Photronics, Inc.	*	1,388	2,609
PLX Technology, Inc.	*†	1,050	5,376
Power Integrations, Inc.	*†	1,952	47,043
QuickLogic Corp.	*	1,050	1,092
Rambus, Inc.	*†	4,071	52,312
Ramtron International Corp.	*	1,920	5,280
RF Micro Devices, Inc.	*†	8,143	23,778
Rudolph Technologies, Inc.	*†	1,247	10,450
Semitool, Inc.	*	1,060	8,671
Semtech Corp.	*	2,970	41,461
Silicon Image, Inc.	*	2,948	15,742
Silicon Laboratories, Inc.	*	2,124	65,207
Silicon Storage Technology, Inc.	*†	3,793	12,365
Skyworks Solutions, Inc.	*†	5,822	48,672
Spansion, Inc., Class A	*†	1,900	2,945
Standard Microsystems Corp.	*†	806	20,134
Tegal Corp.	*	312	1,005
Teradyne, Inc.	*	7,938	61,996
Tessera Technologies, Inc.	*†	1,560	25,490
Texas Instruments, Inc.		52,415	1,126,923
Transwitch Corp.	*	2,483	1,341
Trident Microsystems, Inc.	*†	3,018	7,243
TriQuint Semiconductor, Inc.	*†	4,918	23,557
Ultratech, Inc.	*†	971	11,749
Varian Semiconductor Equipment Associates, Inc.	*†	3,367	84,579
Veeco Instruments, Inc.	*†	1,294	19,164
Virage Logic Corp.	*	901	5,316
White Electronic Designs Corp.	*	514	2,570
Xilinx, Inc.	†	11,904	279,149
Zoran Corp.	*	1,650	13,464
			11,507,365
Software—3.7%
ACI Worldwide, Inc.	*†	1,298	22,741
Activision Blizzard, Inc.	*	19,028	293,602
Actuate Corp.	*†	2,084	7,294
Adobe Systems, Inc.	*	22,505	888,271
Advent Software, Inc.	*†	1,451	51,119
American Software, Inc., Class A		1,950	10,628
Ansys, Inc.	*†	2,396	90,737
Authentidate Holding Corp.	*	1,023	471

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Autodesk, Inc.	*	9,258	$310,606
Blackbaud, Inc.	†	2,650	48,893
Blackboard, Inc.	*†	1,400	56,406
BMC Software, Inc.	*	8,825	252,660
Borland Software Corp.	*†	2,936	4,492
CA, Inc.		17,506	349,420
Cadence Design Systems, Inc.	*	10,745	72,636
Callidus Software, Inc.	*†	172	681
Captaris, Inc.	*	1,164	5,366
Catapult Communications Corp.	*	750	3,608
Citrix Systems, Inc.	*	6,809	171,995
Compuware Corp.	*	15,945	154,507
Concur Technologies, Inc.	*†	2,083	79,696
DataTRAK International, Inc.	*	3,924	1,099
Datawatch Corp.	*	3,500	5,950
Ebix, Inc.	*†	913	85,785
Electronic Arts, Inc.	*	12,060	446,099
Entrust, Inc.	*†	2,200	4,730
Epicor Software Corp.	*†	1,693	13,358
EPIQ Systems, Inc.	*†	1,087	14,783
ePresence, Inc.	*‡dœ	1,173	—
Evans & Sutherland Computer Co.	*	1,882	2,258
Evolving Systems, Inc.	*	1,054	1,634
Factset Research Systems, Inc.	†	1,490	77,853
Fair Isaac Corp.		3,039	70,049
FalconStor Software, Inc.	*†	1,373	7,359
Informatica Corp.	*†	3,171	41,191
Interactive Intelligence, Inc.	*†	950	8,569
Intuit, Inc.	*	13,074	413,269
Jack Henry & Associates, Inc.	†	3,591	73,005
JDA Software Group, Inc.	*	1,256	19,104
Kenexa Corp.	*†	1,681	26,543
Lawson Software, Inc.	*	8,700	60,900
Macrovision Solutions Corp.	*	3,817	58,705
Magma Design Automation, Inc.	*	1,429	5,745
Manhattan Associates, Inc.	*†	1,346	30,070
McAfee, Inc.	*	6,724	228,347
Mentor Graphics Corp.	*	2,745	31,156
Micros Systems, Inc.	*†	3,428	91,390
Microsoft Corp.		321,961	8,593,138
MicroStrategy, Inc., Class A	*†	513	30,539
Netscout Systems, Inc.	*	1,250	13,300
Novell, Inc.	*	15,492	79,629
Nuance Communications, Inc.	*†	4,541	55,355
Oracle Corp.	*	156,057	3,169,517
Parametric Technology Corp.	*†	4,423	81,383
Pegasystems, Inc.	†	2,141	27,640
Phoenix Technologies Ltd.	*	907	7,247
PLATO Learning, Inc.	*	1,825	5,183
Progress Software Corp.	*†	1,322	34,359
QAD, Inc.	†	1,363	9,432
Quality Systems, Inc.	†	768	32,456
Quest Software, Inc.	*	3,847	48,818
Radiant Systems, Inc.	*†	1,019	8,855
Red Hat, Inc.	*†	7,251	109,273
Renaissance Learning, Inc.		1,353	17,575
Salesforce.com, Inc.	*	3,583	173,417
Scientific Learning Corp.	*†	3,145	10,379
Secure Computing Corp.	*	1,554	8,516
Soapstone Networks, Inc.	*	711	2,382
Sonic Foundry, Inc.	*	1,200	684
Sonic Solutions, Inc.	*	889	3,912
SourceForge, Inc.	*†	2,018	2,744

SPSS, Inc.	*	690	$20,258
SumTotal Systems, Inc.	*	317	1,297
Sybase, Inc.	*†	3,825	117,122
Symantec Corp.	*	34,469	674,902
Symyx Technologies, Inc.	*†	1,374	13,616
Synopsys, Inc.	*	6,501	129,695
Take-Two Interactive Software, Inc.	*	2,643	43,345
TeleCommunication Systems, Inc., Class A	*†	1,200	8,292
THQ, Inc.	*†	2,914	35,085
TIBCO Software, Inc.	*†	8,337	61,027
TiVo, Inc.	*†	2,696	19,735
Tyler Technologies, Inc.	*†	1,886	28,611
Ultimate Software Group, Inc.	*†	1,242	33,534
Vasco Data Security International, Inc.	*†	3,804	39,409
Versant Corp.	*	330	6,389
VMware, Inc., Class A	*†	1,500	39,960
Wave Systems Corp., Class A	*†	1,004	442
Wayside Technology Group, Inc.		1,787	13,438
Wind River Systems, Inc.	*†	3,206	32,060
			18,538,730
Specialty Retail—1.9%
A.C. Moore Arts & Crafts, Inc.	*†	876	5,493
Aaron Rents, Inc.	†	1,939	52,489
Abercrombie & Fitch Co., Class A		3,072	121,190
Advance Auto Parts, Inc.		4,485	177,875
Aeropostale, Inc.	*	3,604	115,724
American Eagle Outfitters, Inc.		8,736	133,224
America’s Car-Mart, Inc.	*†	354	6,581
AnnTaylor Stores Corp.	*†	2,733	56,409
Asbury Automotive Group, Inc.	†	1,342	15,460
AutoNation, Inc.	*†	5,363	60,280
AutoZone, Inc.	*	1,524	187,970
Barnes & Noble, Inc.	†	2,814	73,389
Bebe Stores, Inc.	†	790	7,718
Bed Bath & Beyond, Inc.	*†	10,125	318,026
Best Buy Co., Inc.		13,673	512,737
Big 5 Sporting Goods Corp.	†	1,071	11,053
Blockbuster, Inc., Class A	*†	7,850	16,093
Borders Group, Inc.	†	3,342	21,924
Brown Shoe Co., Inc.	†	1,791	29,337
Buckle, Inc. (The)	†	824	45,765
Carmax, Inc.	*†	8,516	119,224
Casual Male Retail Group, Inc.	*†	1,930	7,585
Cato Corp. (The), Class A	†	1,761	30,906
Charlotte Russe Holding, Inc.	*	1,100	11,275
Charming Shoppes, Inc.	*†	3,138	15,345
Chico’s FAS, Inc.	*†	7,236	39,581
Children’s Place Retail Stores, Inc. (The)	*†	1,144	38,152
Christopher & Banks Corp.	†	1,528	11,720
Circuit City Stores, Inc.		6,139	4,666
Coldwater Creek, Inc.	*†	1,528	8,847
Collective Brands, Inc.	*†	2,964	54,271
Cost Plus, Inc.	*†	1,014	1,977
Dick’s Sporting Goods, Inc.	*†	2,480	48,558
Dress Barn, Inc.	*†	1,900	29,051
Finish Line, Inc. (The), Class A	†	1,917	19,151
Foot Locker, Inc.	†	5,840	94,374
GameStop Corp., Class A	*	4,410	150,866

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gap, Inc. (The)		22,382	$397,952
Genesco, Inc.	*†	921	30,835
Group 1 Automotive, Inc.	†	1,068	23,208
Guess?, Inc.	†	3,548	123,435
Gymboree Corp.	*†	1,400	49,700
Haverty Furniture Cos, Inc.	†	1,111	12,710
Hibbett Sports, Inc.	*†	1,396	27,948
Home Depot, Inc.		64,592	1,672,286
Hot Topic, Inc.	*†	1,824	12,057
Jo-Ann Stores, Inc.	*†	1,266	26,561
JOS A. Bank Clothiers, Inc.	*†	577	19,387
Kirkland’s, Inc.	*	833	1,891
Limited Brands, Inc.		10,407	180,249
Lithia Motors, Inc., Class A		862	3,715
Lowe’s Cos, Inc.		57,560	1,363,595
MarineMax, Inc.	*†	800	5,784
Men’s Wearhouse, Inc. (The)	†	2,437	51,762
Midas, Inc.	*†	1,277	17,572
Mothers Work, Inc.	*†	600	8,328
NexCen Brands, Inc.	*†	1,368	383
Office Depot, Inc.	*	11,792	68,629
OfficeMax, Inc.	†	3,587	31,888
O’Reilly Automotive, Inc.	*	5,624	150,554
Pacific Sunwear of California, Inc.	*†	3,025	20,358
Penske Auto Group, Inc.	†	1,654	18,971
Pep Boys-Manny Moe & Jack (The)	†	2,200	13,596
PetSmart, Inc.	†	5,983	147,840
Pier 1 Imports, Inc.	*†	3,712	15,331
RadioShack Corp.	†	6,811	117,694
Rent-A-Center, Inc.	*†	3,377	75,240
Ross Stores, Inc.		6,350	233,744
Sally Beauty Holdings, Inc.	*†	3,659	31,467
Select Comfort Corp.	*†	2,104	3,472
Sherwin-Williams Co. (The)		3,738	213,664
Signet Jewelers Ltd. (United Kingdom)	†	3,344	78,183
Sonic Automotive, Inc., Class A	†	1,649	13,951
Stage Stores, Inc.	†	2,236	30,544
Staples, Inc.		27,647	622,057
Stein Mart, Inc.	†	1,261	4,931
Systemax, Inc.		1,358	19,093
Talbots, Inc.	†	375	4,913
Tiffany & Co.		5,242	186,196
TJX Cos, Inc.		15,739	480,354
Tractor Supply Co.	*†	1,549	65,135
Trans World Entertainment Corp.	*	1,932	5,487
TravelCenters of America LLC	*	292	832
Tween Brands, Inc.	*	1,485	14,538
Urban Outfitters, Inc.	*	5,012	159,732
Walking Co. Holdings, Inc. (The)	*	1,620	8,716
West Marine, Inc.	*†	803	4,786
Wet Seal, Inc. (The), Class A	*†	1,246	4,523
Williams-Sonoma, Inc.		3,877	62,730
Zale Corp.	*†	2,300	57,500
			9,650,293
Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*†	1,476	29,121
Charles & Colvard Ltd.	*	1,843	1,106
Cherokee, Inc.	†	994	21,848
Coach, Inc.	*	14,097	352,989

Columbia Sportswear Co.	†	652	$27,358
CROCS, Inc.	*†	3,600	12,888
Culp, Inc.	*	888	5,257
Fossil, Inc.	*†	3,154	89,037
Hallwood Group, Inc.	*	100	6,550
Hanesbrands, Inc.	*	4,099	89,153
Iconix Brand Group, Inc.	*†	2,737	35,800
Jones Apparel Group, Inc.		4,641	85,905
Kenneth Cole Productions, Inc., Class A	†	956	14,053
K-Swiss, Inc., Class A	†	1,476	25,682
Lazare Kaplan International, Inc.	*	1,139	8,770
Liz Claiborne, Inc.	†	4,930	81,000
Movado Group, Inc.	†	1,678	37,503
Nike, Inc., Class B		13,780	921,883
Nitches, Inc.	*	2,850	1,910
Oxford Industries, Inc.	†	936	24,177
Phillips-Van Heusen Corp.		1,267	48,032
Polo Ralph Lauren Corp.		2,143	142,810
Quiksilver, Inc.	*	4,288	24,613
Skechers U.S.A., Inc., Class A	*†	1,935	32,566
Sport-Haley, Inc.	*	1,042	1,834
Steven Madden Ltd.	*	751	18,610
Tarrant Apparel Group	*	1,106	675
Timberland Co., Class A	*†	2,970	51,589
Under Armour, Inc., Class A	*†	1,937	61,519
Unifi, Inc.	*†	2,629	12,724
V.F. Corp.		3,785	292,618
Warnaco Group, Inc. (The)	*†	1,569	71,060
Wolverine World Wide, Inc.	†	2,589	68,505
			2,699,145
Thrifts & Mortgage Finance—0.4%
Anchor Bancorp Wisconsin, Inc.	†	1,411	10,371
Astoria Financial Corp.	†	3,465	71,829
Bank Mutual Corp.	†	3,756	42,631
BankAtlantic Bancorp, Inc., Class A		442	3,624
BankUnited Financial Corp., Class A		793	603
Beneficial Mutual Bancorp, Inc.	*†	969	12,258
Brookline Bancorp, Inc.	†	3,765	48,154
Capitol Federal Financial	†	2,115	93,758
Centerline Holding Co.		1,905	3,791
CFS Bancorp, Inc.	†	1,873	17,325
Charter Financial Corp.	†	350	3,763
Corus Bankshares, Inc.	†	702	2,843
Dime Community Bancshares, Inc.	†	1,638	24,930
Doral Financial Corp. (Puerto Rico)	*†	221	2,413
Downey Financial Corp.	†	1,038	2,906
Federal Home Loan Mortgage Corp.		25,235	43,152
Federal National Mortgage Association		37,770	57,788
First Financial Service Corp.		402	7,425
First Niagara Financial Group, Inc.		4,217	66,418
FirstFed Financial Corp.	*†	922	7,228
Flagstar Bancorp, Inc.	†	2,110	6,288
Guaranty Financial Group, Inc.	*†	1,502	5,933
Harrington West Financial Group, Inc.		1,171	4,977
Hudson City Bancorp, Inc.		20,250	373,612

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
MGIC Investment Corp.	†	4,084	$28,711
NASB Financial, Inc.		528	17,155
New York Community Bancorp, Inc.		12,640	212,225
NewAlliance Bancshares, Inc.	†	4,600	69,138
Northwest Bancorp, Inc.		2,048	56,402
Ocwen Financial Corp.	*	3,358	27,032
Parkvale Financial Corp.		616	9,702
People’s United Financial, Inc.		6,597	126,992
PFF Bancorp, Inc.		1,096	1,370
PMI Group, Inc. (The)	†	3,929	11,591
Provident Financial Services, Inc.	†	943	15,569
Provident New York Bancorp	†	3,670	48,517
Radian Group, Inc.		3,844	19,374
Riverview Bancorp, Inc.	†	2,600	15,600
SouthFirst Bancshares, Inc.		400	3,020
Sovereign Bancorp, Inc.		20,726	81,868
TFS Financial Corp.		3,398	42,543
Tree.com, Inc.	*	314	1,513
Triad Guaranty, Inc.	*†	692	1,100
Trustco Bank Corp.	†	3,435	40,224
United Western Bancorp, Inc.		973	12,163
Washington Federal, Inc.		3,379	62,343
Washington Mutual, Inc.	†	49,107	4,027
Westfield Financial, Inc.	†	4,068	41,900
Willow Financial Bancorp, Inc.		533	4,872
			1,868,971
Tobacco—1.4%
Alliance One International, Inc.	*†	2,000	7,600
Altria Group, Inc.		82,016	1,627,197
Lorillard, Inc.		6,059	431,098
Philip Morris International, Inc.		82,016	3,944,971
Reynolds American, Inc.	†	6,595	320,649
Universal Corp.	†	1,078	52,919
UST, Inc.		5,849	389,192
Vector Group Ltd.	†	2,508	44,299
			6,817,925
Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	†	2,056	55,368
Beacon Roofing Supply, Inc.	*	2,570	40,143
Building Materials Holding Corp.	†	1,800	846
Fastenal Co.	†	5,638	278,461
GATX Corp.	†	1,766	69,881
H&E Equipment Services, Inc.	*†	1,600	15,456
Interline Brands, Inc.	*†	982	15,918
MSC Industrial Direct Co., Class A	†	1,782	82,097
United Rentals, Inc.	*†	2,798	42,642
W.W. Grainger, Inc.	†	2,817	244,994
Watsco, Inc.	†	553	27,805
WESCO International, Inc.	*	1,550	49,879
Willis Lease Finance Corp.	*	1,234	13,784
			937,274
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	2,000	26,420

Water Utilities—0.0%
American States Water Co.	†	500	$19,250
American Water Works Co., Inc.		2,266	48,719
Aqua America, Inc.	†	4,329	76,969
California Water Service Group	†	965	37,153
Connecticut Water Service, Inc.	†	500	14,475
SJW Corp.	†	1,010	30,270
			226,836
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	15,861	570,519
Centennial Communications Corp.	*†	3,036	18,945
Crown Castle International Corp.	*	8,983	260,238
iPCS, Inc.	*†	700	15,589
LCC International, Inc., Class A	*	1,000	50
Leap Wireless International, Inc.	*†	2,100	80,010
MetroPCS Communications, Inc.	*†	7,134	99,805
NII Holdings, Inc.	*	5,995	227,330
SBA Communications Corp., Class A	*†	2,105	54,456
Sprint Nextel Corp.		115,766	706,172
Telephone & Data Systems, Inc.		3,518	125,769
U.S. Cellular Corp.	*†	680	31,906
			2,190,789
TOTAL COMMON STOCKS
(Cost $392,080,228)			499,925,764

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill—0.1%
U.S. Treasury Bill
0.070%	10/23/2008	‡‡
(Cost $394,983)			$395,000	394,982

		Shares	Value
RIGHTS—0.0%
Capital Markets—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	1,141
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc., Expires TBD	*‡dœ	2,806	—
TOTAL RIGHTS
(Cost $—)			1,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/7/2010	*‡dœ	264	$—
Equitex, Inc., Class B, Expires 02/7/2010	*‡dœ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡dœ	540	—
TOTAL WARRANTS
(Cost $—)			—

CASH EQUIVALENTS—11.9%
Institutional Money Market Funds—9.9%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	45,860,975	45,860,975
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		4,295,755	4,295,755
			50,156,730

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.0%
Allied Irish Banks plc
4.500%	10/02/2008	††	$1,000,000	1,000,000
Bank of Ireland
4.750%	10/20/2008	††	2,500,000	2,500,000
Erste Bank AG
4.500%	10/03/2008	††	1,000,000	1,000,000
KBC Bank N.V.
4.250%	10/14/2008	††	1,000,000	1,000,000
Natixis
2.991%	10/01/2008	#††	2,497,745	2,497,745
Royal Bank of Scotland plc
2.680%	10/02/2008	††	1,012,737	1,012,737
Societe Generale
4.180%	10/14/2008	††	998,261	998,261
				10,008,743
TOTAL CASH EQUIVALENTS
(Cost $60,165,473)				60,165,473
TOTAL INVESTMENTS—111.1%
(Cost $452,640,684)				560,487,360
Other assets less liabilities—(11.1%)				(56,162,886)
NET ASSETS—100.0%				$504,324,474

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

TBD	To be determined

†	Denotes all or a portion of security on loan.

*	Non-income producing.

d	Security has no market value at 09/30/2008.

œ	Illiquid Security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.4%
Aerospace & Defense—1.0%
AAR Corp.	*†	2,730	$45,291
Alliant Techsystems, Inc.	*†	2,247	211,083
American Science & Engineering, Inc.	†	1,020	60,925
Applied Signal Technology, Inc.	†	2,274	39,522
Astronics Corp.	*	716	16,146
Axsys Technologies, Inc.	*	885	52,162
BE Aerospace, Inc.	*	6,996	110,747
Ceradyne, Inc.	*†	1,756	64,375
Cubic Corp.		1,262	31,033
Curtiss-Wright Corp.	†	3,420	155,439
DRS Technologies, Inc.		2,800	214,900
Ducommun, Inc.		852	20,346
DynCorp International, Inc., Class A	*	1,953	32,732
Esterline Technologies Corp.	*	2,032	80,447
GenCorp, Inc.	*†	4,016	27,068
Heico Corp., Class A		1,598	44,840
Herley Industries, Inc.	*	1,550	26,505
Hexcel Corp.	*†	6,431	88,040
Innovative Solutions & Support, Inc.		1,200	6,552
Kratos Defense & Security Solutions, Inc.	*	2,399	4,726
Kreisler Manufacturing Corp.	*	1,250	10,000
Ladish Co., Inc.	*†	970	19,642
Moog, Inc., Class A	*†	2,927	125,510
Orbital Sciences Corp.	*†	4,361	104,533
Spirit Aerosystems Holdings, Inc., Class A	*	6,805	109,356
Taser International, Inc.	*	4,142	29,615
Teledyne Technologies, Inc.	*	2,281	130,382
TransDigm Group, Inc.	*†	1,604	54,905
Triumph Group, Inc.	†	1,050	47,995
			1,964,817
Air Freight & Logistics—0.2%
Air T, Inc.		563	5,067
Air Transport Services Group, Inc.	*†	5,626	4,163
Atlas Air Worldwide Holdings, Inc.	*†	1,188	47,888
Dynamex, Inc.	*†	760	21,630
Forward Air Corp.		1,912	52,064
HUB Group, Inc., Class A	*	2,580	97,137
Pacer International, Inc.		2,275	37,469
UTi Worldwide, Inc. (Virgin Islands, British)		6,944	118,187
			383,605
Airlines—0.5%
Airtran Holdings, Inc.	*†	7,448	18,099
Alaska Air Group, Inc.	*	2,394	48,814
AMR Corp.	*	19,262	189,153
Continental Airlines, Inc., Class B	*†	7,869	131,255
Delta Air Lines, Inc.	*†	18,791	139,993
ExpressJet Holdings, Inc.	*	3,876	736
JetBlue Airways Corp.	*†	13,514	66,894
Mesa Air Group, Inc.	*	2,928	966
Northwest Airlines Corp.	*	15,402	139,080
Pinnacle Airlines Corp.	*	930	3,701
Republic Airways Holdings, Inc.	*	2,460	25,067
Skywest, Inc.		5,070	81,019
UAL Corp.		9,201	$80,877
US Airways Group, Inc.	*	8,416	50,749
			976,403
Auto Components—0.6%
American Axle & Manufacturing Holdings, Inc.	†	2,814	15,083
Amerigon, Inc.	*†	2,108	13,871
ArvinMeritor, Inc.	†	5,690	74,198
ATC Technology Corp.	*	1,503	35,681
BorgWarner, Inc.		7,598	248,986
Cooper Tire & Rubber Co.	†	3,864	33,230
Dana Holding Corp.	*†	5,121	24,786
Drew Industries, Inc.	*†	1,570	26,863
Exide Technologies	*†	4,861	35,874
Gentex Corp.	†	9,606	137,366
Lear Corp.	*	4,509	47,345
Modine Manufacturing Co.		2,807	40,645
Noble International Ltd.	†	1,109	6,643
Proliance International, Inc.	*	2,240	1,680
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	11,052	14,257
Shiloh Industries, Inc.		1,441	12,176
Spartan Motors, Inc.		6,140	19,525
Standard Motor Products, Inc.		2,540	15,799
Strattec Security Corp.		124	3,276
Superior Industries International, Inc.	†	2,013	38,569
Tenneco, Inc.	*†	3,267	34,728
TRW Automotive Holdings Corp.	*	3,028	48,176
Visteon Corp.	*†	8,265	19,175
WABCO Holdings, Inc.		4,780	169,881
			1,117,813
Automobiles—0.1%
Coachmen Industries, Inc.	*	2,275	3,754
Fleetwood Enterprises, Inc.	*†	4,000	4,080
Monaco Coach Corp.		3,676	7,168
Thor Industries, Inc.	†	2,634	65,376
Winnebago Industries, Inc.	†	1,714	22,145
			102,523
Beverages—0.5%
Boston Beer Co., Inc., Class A	*†	1,180	56,038
Central European Distribution Corp.	*	2,904	131,871
Coca-Cola Bottling Co. Consolidated	†	437	19,079
Dr Pepper Snapple Group, Inc.	*	17,298	458,051
Hansen Natural Corp.	*†	5,450	164,863
Jones Soda Co.	*	1,928	2,738
PepsiAmericas, Inc.		4,452	92,245
			924,885
Biotechnology—3.8%
Aastrom Biosciences, Inc.	*†	3,290	822
Abraxis Bioscience, Inc.	*	435	29,998
Acorda Therapeutics, Inc.	*†	2,703	64,467
Alexion Pharmaceuticals, Inc.	*	5,612	220,552
Alfacell Corp.	*	2,756	1,874
Alkermes, Inc.	*	7,233	96,199
Alnylam Pharmaceuticals, Inc.	*†	2,679	77,557
Alseres Pharmaceuticals, Inc.	*	724	1,701
Amylin Pharmaceuticals, Inc.	*†	10,373	209,742
Antigenics, Inc.	*	9,214	14,558
Arena Pharmaceuticals, Inc.	*†	8,294	41,470

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ariad Pharmaceuticals, Inc.	*	12,199	$30,131
Arqule, Inc.	*†	4,724	15,211
Array Biopharma, Inc.	*†	4,170	32,026
Avant Immunotherapeutics, Inc.	*†	1,799	20,922
AVI BioPharma, Inc.	*†	7,700	9,317
Avigen, Inc.	*	3,880	15,520
BioCryst Pharmaceuticals, Inc.	*†	3,943	12,381
BioMarin Pharmaceutical, Inc.	*†	6,636	175,788
Celera Corp.	*	5,787	89,409
Cell Genesys, Inc.	*†	10,214	6,026
Cell Therapeutics, Inc.	*†	529	381
Cephalon, Inc.	*†	4,665	361,491
Cepheid, Inc.	*	4,090	56,565
Cubist Pharmaceuticals, Inc.	*	4,049	90,009
CV Therapeutics, Inc.	*†	4,341	46,883
Cytokinetics, Inc.	*†	4,127	19,562
CytRx Corp.	*	10,564	5,388
Dendreon Corp.	*†	7,889	45,046
Dyax Corp.	*†	9,610	42,284
Entremed, Inc.	*	1,390	514
Enzon Pharmaceuticals, Inc.	*	4,016	29,638
EPIX Pharmaceuticals, Inc.	*	3,320	3,420
Exact Sciences Corp.	*†	7,997	7,277
Genaera Corp.	*	797	398
Genelabs Technologies, Inc.	*	721	310
Genentech, Inc.	*	31,477	2,791,380
Geron Corp.	*	5,440	21,488
GTC Biotherapeutics, Inc.	*	3,988	1,400
GTx, Inc.	*†	1,710	32,524
Hana Biosciences, Inc.	*	3,510	2,106
Hemispherx Biopharma, Inc.	*	4,821	1,736
Human Genome Sciences, Inc.	*†	8,883	56,407
Idenix Pharmaceuticals, Inc.	*	3,110	22,485
Idera Pharmaceuticals, Inc.	*†	1,932	27,183
ImClone Systems, Inc.	*	4,046	252,632
Immunogen, Inc.	*†	5,986	29,391
Immunomedics, Inc.	*	6,421	11,429
Incyte Corp. Ltd.	*	7,333	56,097
Indevus Pharmaceuticals, Inc.	*†	6,691	22,415
InterMune, Inc.	*	2,819	48,233
Introgen Therapeutics, Inc.	*†	2,150	1,462
Isis Pharmaceuticals, Inc.	*†	5,868	99,110
Keryx Biopharmaceuticals, Inc.	*	3,220	1,127
Lexicon Pharmaceuticals, Inc.	*†	7,724	13,749
MannKind Corp.	*†	6,322	24,403
Martek Biosciences Corp.	*	2,505	78,707
Maxygen, Inc.	*	2,991	12,652
Medarex, Inc.	*†	11,242	72,736
Metabolix, Inc.	*†	2,162	23,523
Monogram Biosciences, Inc.	*†	9,010	6,848
Myriad Genetics, Inc.	*†	2,939	190,682
Nabi Biopharmaceuticals	*†	6,806	31,716
Neose Technologies, Inc.	*	5,705	1,826
Neurobiological Technologies, Inc.	*	448	278
Neurocrine Biosciences, Inc.	*†	6,840	32,080
Northfield Laboratories, Inc.	*	1,890	529
Novavax, Inc.	*	11,268	32,677
NPS Pharmaceuticals, Inc.	*†	7,595	54,228
Nuvelo, Inc.	*†	8,720	3,837
Omrix Biopharmaceuticals, Inc.	*†	1,506	27,018
Onyx Pharmaceuticals, Inc.	*	3,856	139,510
Orthologic Corp.	*	1,517	1,335
Oscient Pharmaceuticals Corp.	*	4,064	4,470
OSI Pharmaceuticals, Inc.	*	4,001	197,209
Palatin Technologies, Inc.	*	2,104	295
Panacos Pharmaceuticals, Inc.	*	2,667	$800
PDL BioPharma, Inc.		7,921	73,744
Peregrine Pharmaceuticals, Inc.	*	9,115	3,017
Pharmacopeia, Inc.	*	4,683	6,978
Poniard Pharmaceuticals, Inc.	*	3,696	15,782
Progenics Pharmaceuticals, Inc.	*†	2,623	34,912
Regeneron Pharmaceuticals, Inc.	*†	5,878	128,317
Repligen Corp.	*†	3,422	16,118
Rigel Pharmaceuticals, Inc.	*†	3,086	72,058
RXi Pharmaceuticals Corp.	*	524	4,276
Sangamo Biosciences, Inc.	*†	2,338	18,003
Savient Pharmaceuticals, Inc.	*	3,970	59,193
Sciclone Pharmaceuticals, Inc.	*	4,800	5,424
SIGA Technologies, Inc.	*	4,650	17,437
StemCells, Inc.	*†	3,500	3,605
Targeted Genetics Corp.	*	3,456	1,451
Telik, Inc.	*	6,069	4,006
Theravance, Inc.	*†	4,427	55,160
Titan Pharmaceuticals, Inc.	*	4,244	912
TorreyPines Therapeutics, Inc.	*	346	170
Trimeris, Inc.	†	4,014	15,735
United Therapeutics Corp.	*	1,464	153,969
Vanda Pharmaceuticals, Inc.	*†	2,119	2,077
Vermillion, Inc.	*	150	150
Vertex Pharmaceuticals, Inc.	*	10,213	339,480
Vion Pharmaceuticals, Inc.	*	450	162
XOMA Ltd.	*†	12,047	25,299
Zymogenetics, Inc.	*	4,513	30,057
			7,392,042
Building Products—0.5%
American Woodmark Corp.	†	800	17,960
Ameron International Corp.	†	543	38,906
Apogee Enterprises, Inc.		2,250	33,817
Armstrong World Industries, Inc.		1,349	38,986
Gibraltar Industries, Inc.	†	1,868	34,950
Griffon Corp.	*†	2,293	20,683
Insteel Industries, Inc.	†	1,400	19,026
Jewett-Cameron Trading Ltd.	*	1,575	9,466
Lennox International, Inc.	†	3,744	124,563
NCI Building Systems, Inc.	*	1,232	39,116
Owens Corning, Inc.	*	5,373	128,468
Quanex Building Products Corp.		2,570	39,167
Simpson Manufacturing Co., Inc.	†	2,796	75,744
Trex Co., Inc.	*†	3,584	64,906
U.S. Home Systems, Inc.	*†	1,292	4,276
Universal Forest Products, Inc.	†	1,649	57,567
USG Corp.	*	4,868	124,621
			872,222
Capital Markets—1.7%
Affiliated Managers Group, Inc.	*	2,578	213,587
AllianceBernstein Holding LP		1,898	70,245
BGC Partners, Inc., Class A	†	6,185	26,534
BlackRock, Inc.		1,406	273,467
Blackstone Group LP (The)		9,677	148,445
Calamos Asset Management, Inc., Class A		1,520	27,238
Cowen Group, Inc.	*	1,468	12,551
Diamond Hill Investment Group, Inc.	*†	649	58,358
Eaton Vance Corp.		8,264	291,141
Evercore Partners, Inc., Class A	†	2,490	44,770
FCStone Group, Inc.	*†	1,575	28,334
GAMCO Investors, Inc., Class A	†	1,039	61,613
GFI Group, Inc.		4,612	21,723
GLG Partners, Inc.	†	15,360	83,251
Greenhill & Co., Inc.	†	801	59,074

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Investment Technology Group, Inc.	*	3,086	$93,907
Jefferies Group, Inc.		7,297	163,453
Jesup & Lamont, Inc.	*	1,550	1,317
KBW, Inc.	*†	2,524	83,141
Kent Financial Services, Inc.	*	2,200	3,520
Knight Capital Group, Inc., Class A	*	5,980	88,863
LaBranche & Co., Inc.	*	5,402	24,309
Lazard Ltd., Class A (Bermuda)	†	3,165	135,335
MF Global Ltd. (Bermuda)	*†	6,639	28,813
Navidec Financial Services, Inc.	*	2,120	2,120
optionsXpress Holdings, Inc.		3,947	76,651
Piper Jaffray Cos.	*†	1,140	49,305
Raymond James Financial, Inc.	†	6,513	214,799
SEI Investments Co.		9,539	211,766
Siebert Financial Corp.		1,470	4,439
Stifel Financial Corp.	*	1,534	76,547
SWS Group, Inc.		2,331	46,993
TD Ameritrade Holding Corp.	*	15,911	257,758
Thomas Weisel Partners Group, Inc.	*	2,162	18,226
TradeStation Group, Inc.	*†	3,191	29,836
US Global Investors, Inc., Class A		934	9,387
W.P. Carey & Co. LLC		1,593	41,577
Waddell & Reed Financial, Inc., Class A		5,669	140,308
Westwood Holdings Group, Inc.	†	1,768	83,803
			3,306,504
Chemicals—2.3%
A. Schulman, Inc.		2,297	45,435
Airgas, Inc.		4,691	232,908
Albemarle Corp.		6,002	185,102
Arch Chemicals, Inc.	†	1,785	63,011
Balchem Corp.	†	2,127	56,727
Cabot Corp.		4,167	132,427
Calgon Carbon Corp.	*†	3,294	67,066
Celanese Corp., Class A		10,286	287,082
Chemtura Corp.		16,450	75,012
Cytec Industries, Inc.		3,239	126,030
Ferro Corp.		2,588	52,019
Flotek Industries, Inc.	*†	1,346	14,806
FMC Corp.		4,854	249,447
Georgia Gulf Corp.	†	6,311	15,778
H.B. Fuller Co.		4,230	88,280
Huntsman Corp.		6,225	78,435
ICO, Inc.	*†	2,739	15,366
Intrepid Potash, Inc.	*	1,950	58,773
Koppers Holdings, Inc.	†	1,358	50,803
Kronos Worldwide, Inc.		235	3,114
Landec Corp.	*†	3,037	24,873
LSB Industries, Inc.	*†	1,412	19,556
Lubrizol Corp.		4,564	196,891
Material Sciences Corp.	*	2,565	14,749
Minerals Technologies, Inc.	†	1,385	82,214
Mosaic Co. (The)		9,992	679,656
Nalco Holding Co.		9,557	177,187
NewMarket Corp.	†	767	40,314
NL Industries, Inc.	†	412	4,231
Olin Corp.		4,587	88,988
OM Group, Inc.	*	1,896	42,660
Omnova Solutions, Inc.	*	3,769	7,500
Penford Corp.	†	786	13,904
PolyOne Corp.	*	7,843	50,587
Quaker Chemical Corp.	†	1,303	$37,083
Rockwood Holdings, Inc.	*	2,861	73,413
RPM International, Inc.		8,223	159,033
Scotts Miracle-Gro Co. (The), Class A		2,994	70,778
Sensient Technologies Corp.		3,648	102,618
Solutia, Inc.	*	6,865	96,110
Spartech Corp.		2,131	21,097
Stepan Co.	†	1,197	65,320
Terra Industries, Inc.		6,253	183,838
Terra Nitrogen Co. LP		478	52,508
Tronox, Inc., Class A	†	3,753	638
Valhi, Inc.	†	741	13,338
Valspar Corp.	†	6,436	143,458
W.R. Grace & Co.	*†	3,690	55,793
Westlake Chemical Corp.		2,003	42,123
Zep, Inc.	†	1,513	26,689
Zoltek Cos, Inc.	*†	1,992	34,083
			4,518,851
Commercial Banks—4.2%
1st Source Corp.		1,180	27,730
Alliance Bankshares Corp.	*	745	2,656
Amcore Financial, Inc.	†	2,073	19,175
AmericanWest Bancorp		1,951	2,575
Ameris Bancorp	†	1,414	20,998
Arrow Financial Corp.	†	490	14,411
Associated Banc-Corp	†	7,454	148,707
BancFirst Corp.		1,092	52,776
Bancorp, Inc. (The)/Delaware	*	2,979	14,895
BancorpSouth, Inc.		4,749	133,589
BancTrust Financial Group, Inc.		1,600	20,992
Bank of Hawaii Corp.		3,094	165,374
Bank of the Ozarks, Inc.	†	1,070	28,890
Banner Corp.	†	990	11,890
BOK Financial Corp.	†	1,447	70,049
Boston Private Financial Holdings, Inc.		5,017	43,849
Bryn Mawr Bank Corp.	†	1,548	34,025
Camden National Corp.		740	25,863
Capital Bank Corp.		1,283	12,188
Capital City Bank Group, Inc.		1,576	49,408
Capitol Bancorp Ltd.		1,172	22,842
Cardinal Financial Corp.		2,163	17,477
Cascade Bancorp	†	2,003	17,807
Cascade Financial Corp.	†	1,063	7,962
Cathay General Bancorp	†	4,405	104,839
Catskill Litigation Trust	*‡dœ	583	—
Center Financial Corp.		1,451	18,529
Central Pacific Financial Corp.		2,937	49,371
Chemical Financial Corp.		1,637	50,976
Citizens Republic Bancorp, Inc.	†	5,922	18,240
City Bank/Washington	†	1,647	25,693
City Holding Co.		1,410	59,573
City National Corp./California		2,489	135,153
CoBiz Financial, Inc.	†	1,800	21,618
Colonial BancGroup, Inc. (The)	†	13,873	109,042
Columbia Banking System, Inc.	†	1,330	23,581
Commerce Bancshares, Inc./Missouri	†	4,612	213,997
Community Bancorp/Nevada	*†	1,010	6,424
Community Bank System, Inc.		3,080	77,462
Community Trust Bancorp, Inc.		1,658	57,035
Cullen/Frost Bankers, Inc.		3,651	219,060
CVB Financial Corp.	†	6,148	85,457
East West Bancorp, Inc.	†	5,310	72,747
Eastern Virginia Bankshares, Inc.		701	8,833
Fidelity Southern Corp.		1,382	5,970

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Financial Institutions, Inc.		750	$15,008
First BanCorp (Puerto Rico)	†	7,322	80,981
First Bancorp/North Carolina	†	1,473	25,188
First Busey Corp.	†	2,491	45,660
First Citizens BancShares, Inc./North Carolina, Class A		389	69,631
First Commonwealth Financial Corp.	†	4,595	61,895
First Financial Bancorp	†	3,075	44,895
First Financial Bankshares, Inc.	†	1,566	81,244
First Merchants Corp.	†	1,625	37,050
First Midwest Bancorp, Inc./Illinois	†	3,492	84,646
First of Long Island Corp. (The)		986	23,911
First State Bancorporation/New Mexico	†	2,566	13,702
FirstMerit Corp.	†	5,161	108,381
FNB Corp./Pennsylvania	†	6,711	107,242
Frontier Financial Corp.		2,974	39,941
Fulton Financial Corp.	†	11,491	125,367
Glacier Bancorp, Inc.	†	4,675	115,800
Great Southern Bancorp, Inc.	†	470	5,992
Green Bankshares, Inc.	†	2,110	49,606
Guaranty Bancorp	*†	4,150	25,315
Hancock Holding Co.	†	2,349	119,799
Hanmi Financial Corp.	†	5,069	25,598
Harleysville National Corp.	†	3,683	62,537
Heritage Commerce Corp.		1,180	17,960
Heritage Financial Corp./Washington		972	12,121
Horizon Financial Corp.	†	1,660	15,073
Iberiabank Corp.	†	1,251	66,115
Independent Bank Corp./Massachusetts		1,484	46,256
Independent Bank Corp./Michigan	†	1,384	8,567
Integra Bank Corp.		1,659	13,239
International Bancshares Corp.	†	3,273	88,371
Irwin Financial Corp.		5,031	19,872
Lakeland Financial Corp.	†	1,455	31,952
Macatawa Bank Corp.	†	1,599	11,177
MainSource Financial Group, Inc.	†	1,732	33,947
MB Financial, Inc.	†	2,827	93,489
Merchants Bancshares, Inc.		572	13,871
Midsouth Bancorp, Inc.	†	526	8,626
Midwest Banc Holdings, Inc.	†	1,420	5,680
MidWestOne Financial Group, Inc.		1,494	20,737
Nara Bancorp, Inc.	†	2,060	23,072
National Penn Bancshares, Inc.	†	6,952	101,499
NBT Bancorp, Inc.	†	2,320	69,414
Northern States Financial Corp.		773	7,220
Old National Bancorp/Indiana	†	5,304	106,186
Old Second Bancorp, Inc.	†	1,975	36,577
Oriental Financial Group, Inc. (Puerto Rico)	†	2,140	38,220
Pacific Capital Bancorp	†	3,675	74,786
Pacific Premier Bancorp, Inc.	*	977	5,339
PacWest Bancorp		1,714	49,003
Park National Corp.	†	884	68,952
Peapack Gladstone Financial Corp.	†	390	13,065
Peoples Bancorp, Inc./Ohio		1,235	26,886
Peoples Financial Corp./Mississippi		884	16,805
Popular, Inc. (Puerto Rico)		15,939	132,134
Preferred Bank/California	†	818	$9,170
PrivateBancorp, Inc.		3,006	125,230
Prosperity Bancshares, Inc.		3,020	102,650
Provident Bankshares Corp.	†	2,900	28,159
Renasant Corp.	†	2,255	48,956
Republic Bancorp, Inc./Kentucky, Class A	†	1,024	31,048
Royal Bancshares of Pennsylvania, Inc., Class A		882	4,913
S&T Bancorp, Inc.	†	2,206	81,247
Sandy Spring Bancorp, Inc.	†	1,234	27,271
Santander BanCorp (Puerto Rico)		511	5,519
Security Bank Corp./Georgia	†	2,778	11,529
Shore Bancshares, Inc.	†	828	21,280
Sierra Bancorp		844	17,606
Signature Bank/New York	*	2,526	88,107
Simmons First National Corp., Class A		1,650	58,740
South Financial Group, Inc. (The)	†	4,884	35,800
Southwest Bancorp, Inc./Oklahoma		1,320	23,324
State Bancorp, Inc./New York	†	988	14,721
Sterling Bancorp/New York		1,691	24,452
Sterling Bancshares, Inc./Texas		5,677	59,325
Sterling Financial Corp./Washington	†	4,010	58,145
Suffolk Bancorp	†	1,100	43,351
Superior Bancorp	*†	728	6,152
Susquehanna Bancshares, Inc.	†	6,360	124,147
SVB Financial Group	*	2,178	126,150
SY Bancorp, Inc.	†	1,060	32,457
Synovus Financial Corp.	†	17,720	183,402
TCF Financial Corp.		7,556	136,008
Texas Capital Bancshares, Inc.	*†	3,110	64,564
Tompkins Financial Corp.	†	665	33,583
Trustmark Corp.	†	3,786	78,522
UCBH Holdings, Inc.	†	6,596	42,280
UMB Financial Corp.		2,308	121,216
Umpqua Holdings Corp.	†	4,413	64,915
Union Bankshares Corp./Virginia	†	1,185	28,440
United Bankshares, Inc.	†	3,417	119,595
United Community Banks, Inc./Georgia	†	3,909	51,831
Valley National Bancorp	†	9,090	190,526
Virginia Commerce Bancorp	*	2,314	14,463
W Holding Co., Inc. (Puerto Rico)	†	18,602	10,045
Washington Trust Bancorp, Inc.		960	25,536
Webster Financial Corp.	†	3,649	92,137
WesBanco, Inc.	†	2,340	62,291
West Coast Bancorp/Oregon	†	1,290	18,911
Westamerica Bancorp		2,245	129,155
Western Alliance Bancorp	*†	1,796	27,766
Whitney Holding Corp.	†	4,154	100,735
Wilmington Trust Corp.	†	4,791	138,125
Wilshire Bancorp, Inc.	†	2,608	31,739
Wintrust Financial Corp.	†	1,718	50,423
			8,000,985
Commercial Services & Supplies—2.0%
ABM Industries, Inc.		2,991	65,323
ACCO Brands Corp.	*	3,258	24,565
American Reprographics Co.	*†	2,318	39,985
APAC Customer Services, Inc.	*†	1,972	4,240
Bowne & Co., Inc.		1,575	18,191
Brink’s Co. (The)		2,876	175,494
Casella Waste Systems, Inc., Class A	*	2,380	27,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cenveo, Inc.	*†	3,701	$28,461
Clean Harbors, Inc.	*	1,630	110,106
Comfort Systems USA, Inc.	†	3,803	50,808
Consolidated Graphics, Inc.	*	699	21,201
Copart, Inc.	*	4,617	175,446
Cornell Cos., Inc.	*†	1,730	47,021
Corrections Corp. of America	*†	8,255	205,137
Courier Corp.	†	816	16,614
Covanta Holding Corp.	*	9,037	216,346
Deluxe Corp.		3,350	48,206
Ennis, Inc.	†	2,217	34,275
G&K Services, Inc., Class A	†	1,576	52,087
Geo Group, Inc. (The)	*	3,213	64,935
Healthcare Services Group, Inc.	†	2,986	54,614
Herman Miller, Inc.		3,686	90,196
HNI Corp.	†	2,371	60,081
IKON Office Solutions, Inc.		5,770	98,148
Interface, Inc., Class A		3,470	39,454
Intersections, Inc.	*	1,900	15,447
Iron Mountain, Inc.	*	12,788	312,155
Kimball International, Inc., Class B		1,500	16,200
Knoll, Inc.	†	4,195	63,428
M&F Worldwide Corp.	*	1,251	50,040
McGrath RentCorp		1,646	47,438
Metalico, Inc.	*†	1,513	8,927
Mine Safety Appliances Co.	†	2,049	78,108
Mobile Mini, Inc.	*†	3,320	64,176
Multi-Color Corp.	†	965	23,054
Nashua Corp.	*	1,542	12,382
PeopleSupport, Inc.	*†	2,127	24,865
Perma-Fix Environmental Services, Inc.	*	5,502	11,444
Republic Services, Inc.		10,905	326,932
Rollins, Inc.		3,813	72,371
Standard Register Co. (The)	†	1,650	16,252
Steelcase, Inc., Class A	†	4,515	48,536
Stericycle, Inc.	*	6,139	361,648
Sykes Enterprises, Inc.	*†	2,627	57,689
Team, Inc.	*†	1,659	59,923
Tetra Tech, Inc.	*	4,160	100,090
TRC Cos., Inc.	*	998	3,104
United Stationers, Inc.	*†	1,521	72,749
Viad Corp.		1,307	37,629
Virco Mfg. Corp.	†	799	2,741
Waste Connections, Inc.	*	4,555	156,236
			3,812,439
Communications Equipment—1.3%
3Com Corp.	*	26,331	61,351
ADC Telecommunications, Inc.	*†	7,792	65,842
Adtran, Inc.	†	4,390	85,561
Alliance Fiber Optic Products, Inc.	*	4,818	4,722
AltiGen Communications, Inc.	*	4,110	4,069
Anaren, Inc.	*	2,003	20,330
Arris Group, Inc.	*	10,285	79,503
Avanex Corp.	*†	958	4,483
Avocent Corp.	*	3,935	80,510
Bel Fuse, Inc., Class A	†	546	15,015
Black Box Corp.		1,414	48,825
Blonder Tongue Laboratories, Inc.	*	2,285	2,742
Blue Coat Systems, Inc.	*†	3,077	43,663
Brocade Communications Systems, Inc.	*	26,133	152,094
CommScope, Inc.	*†	4,734	$163,986
Comtech Telecommunications Corp.	*	1,810	89,124
Digi International, Inc.	*†	2,517	25,673
Ditech Networks, Inc.	*†	3,980	4,736
EchoStar Corp., Class A	*	2,696	64,974
EMS Technologies, Inc.	*†	960	21,418
Emulex Corp.	*	5,273	56,263
EndWave Corp.	*	912	4,578
Extreme Networks, Inc.	*	9,940	33,498
F5 Networks, Inc.	*†	5,531	129,315
Finisar Corp.	*	14,726	14,873
Foundry Networks, Inc.	*	8,998	163,854
Globecomm Systems, Inc.	*†	1,752	15,313
Harmonic, Inc.	*†	8,430	71,234
Harris Stratex Networks, Inc., Class A	*†	1,510	11,793
Infinera Corp.	*	7,043	67,331
Integrated Telecom Express, Inc.	*‡dœ	1,103	—
InterDigital, Inc.	*†	3,103	74,627
Ixia	*†	2,330	17,172
KVH Industries, Inc.	*	1,286	11,818
Loral Space & Communications, Inc.	*	660	9,748
MRV Communications, Inc.	*†	9,278	10,855
NETGEAR, Inc.	*†	2,027	30,405
Network Engines, Inc.	*	1,330	745
Network Equipment Technologies, Inc.	*	2,454	8,393
NMS Communications Corp.	*	3,530	1,730
Numerex Corp., Class A	*	1,800	7,326
Oplink Communications, Inc.	*†	1,808	21,823
Optelecom-NKF, Inc.	*†	3,399	21,244
Optical Cable Corp.	*	241	1,000
Orbcomm, Inc.	*†	3,512	17,314
Parkervision, Inc.	*	2,943	29,430
Performance Technologies, Inc.	*	794	3,478
Plantronics, Inc.		3,289	74,068
Polycom, Inc.	*	6,298	145,673
Powerwave Technologies, Inc.	*	8,448	33,454
Proxim Wireless Corp.	*	2,197	835
Riverbed Technology, Inc.	*	4,583	57,379
SCM Microsystems, Inc.	*	1,494	3,541
SeaChange International, Inc.	*†	3,359	32,448
Sonus Networks, Inc.	*†	17,431	50,201
Superior Telecom, Inc.	*‡dœ	2,014	—
Sycamore Networks, Inc.	*†	14,775	47,723
Symmetricom, Inc.	*	6,110	30,367
Tekelec	*	3,640	50,924
TeleCorp PCS, Inc.	*‡dœ	5,508	—
Tollgrade Communications, Inc.	*	601	2,524
Utstarcom, Inc.	*†	4,666	15,724
Viasat, Inc.	*	1,800	42,444
Westell Technologies, Inc., Class A	*†	3,671	2,606
Zhone Technologies, Inc.	*	3,916	744
			2,464,436
Computers & Peripherals—1.0%
ActivIdentity Corp.	*	5,830	13,234
Adaptec, Inc.	*†	7,841	25,719
Avid Technology, Inc.	*	2,658	63,952
Concurrent Computer Corp.	*†	759	4,402
Cray, Inc.	*†	2,314	11,987
Dataram Corp.		1,175	2,103
Diebold, Inc.		4,322	143,101
Dot Hill Systems Corp.	*	3,866	8,699
Electronics for Imaging, Inc.	*	3,912	54,494

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hutchinson Technology, Inc.	*†	2,054	$23,785
Hypercom Corp.	*	4,002	15,928
iGO, Inc.	*†	2,804	2,972
Imation Corp.	†	2,265	51,166
Immersion Corp.	*†	5,977	34,786
InFocus Corp.	*	1,636	2,405
Intermec, Inc.	*	3,370	66,187
Intevac, Inc.	*†	3,057	32,527
NCR Corp.	*	11,557	254,832
Novatel Wireless, Inc.	*†	2,949	17,871
Overland Storage, Inc.	*	1,282	577
Palm, Inc.	†	9,227	55,085
Presstek, Inc.	*†	2,015	11,365
Quantum Corp.	*	10,382	10,901
Rackable Systems, Inc.	*	3,088	30,293
Rimage Corp.	*	924	12,899
Seagate Technology (Cayman Islands)		35,109	425,521
STEC, Inc.	*†	2,756	21,221
Stratasys, Inc.	*†	1,962	34,276
Synaptics, Inc.	*†	2,667	80,597
TransAct Technologies, Inc.	*	889	7,076
Western Digital Corp.	*	14,994	319,672
Zoom Technologies, Inc.	*	542	640
			1,840,273
Construction & Engineering—1.0%
Aecom Technology Corp.	*	5,041	123,202
Dycom Industries, Inc.	*	2,716	35,362
Emcor Group, Inc.	*†	4,638	122,072
Foster Wheeler Ltd.	*	9,812	354,311
Furmanite Corp.	*†	4,100	42,394
Granite Construction, Inc.	†	2,436	87,258
Insituform Technologies, Inc., Class A	*†	2,053	30,713
KBR, Inc.		10,908	166,565
Layne Christensen Co.	*	1,813	64,235
MasTec, Inc.	*	3,427	45,545
Northwest Pipe Co.	*†	1,025	44,710
Perini Corp.	*	3,078	79,382
Quanta Services, Inc.	*	11,776	318,070
Shaw Group, Inc. (The)	*	5,365	164,866
Sterling Construction Co., Inc.	*†	1,015	16,443
URS Corp.	*	5,543	203,262
			1,898,390
Construction Materials—0.3%
Eagle Materials, Inc.	†	2,690	60,175
Headwaters, Inc.	*†	2,476	33,055
Martin Marietta Materials, Inc.	†	2,776	310,856
Texas Industries, Inc.	†	1,692	69,135
U.S. Concrete, Inc.	*†	4,770	21,322
			494,543
Consumer Finance—0.2%
Advance America Cash Advance Centers, Inc.	†	6,040	18,060
Advanta Corp., Class A		2,170	10,698
AmeriCredit Corp.	*†	8,206	83,127
Cash America International, Inc.		1,831	65,989
CompuCredit Corp.	*†	2,840	11,133
Dollar Financial Corp.	*†	1,615	24,855
Ezcorp, Inc., Class A	*	3,000	56,400
First Cash Financial Services, Inc.	*	2,180	32,700
First Marblehead Corp. (The)	†	4,118	10,254
Nelnet, Inc., Class A		1,351	19,184
Rewards Network, Inc.	*	3,328	$16,706
Student Loan Corp.		247	22,971
World Acceptance Corp.	*†	1,219	43,884
			415,961
Containers & Packaging—0.9%
AEP Industries, Inc.	*†	1,109	22,180
Aptargroup, Inc.		4,315	168,760
Caraustar Industries, Inc.	*	4,270	6,405
Chesapeake Corp.	*	2,527	1,693
Crown Holdings, Inc.	*	10,780	239,424
Graphic Packaging Holding Co.	*†	5,000	12,500
Greif, Inc., Class A		2,120	139,114
Myers Industries, Inc.		1,717	21,651
Owens-Illinois, Inc.	*	11,463	337,012
Packaging Corp. of America		7,287	168,913
Rock-Tenn Co., Class A	†	2,634	105,307
Silgan Holdings, Inc.		1,854	94,721
Smurfit-Stone Container Corp.	*	17,028	80,032
Sonoco Products Co.		6,754	200,459
Temple-Inland, Inc.	†	6,340	96,748
			1,694,919
Distributors—0.1%
Audiovox Corp., Class A	*	2,945	27,595
Design Within Reach, Inc.	*	1,210	3,932
LKQ Corp.	*†	10,590	179,712
Source Interlink Cos., Inc.	*†	5,950	6,188
			217,427
Diversified Consumer Services—0.9%
Capella Education Co.	*†	1,076	46,117
Career Education Corp.	*	6,110	99,898
Coinstar, Inc.	*	1,725	55,200
Corinthian Colleges, Inc.	*†	6,197	92,955
DeVry, Inc.		4,153	205,740
Hillenbrand, Inc.		4,861	97,998
ITT Educational Services, Inc.	*	2,672	216,192
Jackson Hewitt Tax Service, Inc.		1,730	26,538
Learning Tree International, Inc.	*†	766	9,537
Matthews International Corp., Class A		2,314	117,412
Pre-Paid Legal Services, Inc.	*	780	32,183
Princeton Review, Inc.	*	2,409	19,272
Regis Corp.		2,708	74,470
Service Corp. International		17,884	149,510
Sotheby’s	†	4,430	88,866
Steiner Leisure Ltd. (Bahamas)	*	990	34,036
Stewart Enterprises, Inc., Class A	†	6,846	53,810
Strayer Education, Inc.		986	197,456
thinkorswim Group, Inc.	*	2,950	24,573
Universal Technical Institute, Inc.	*†	1,609	27,450
Weight Watchers International, Inc.	†	2,447	89,560
			1,758,773
Diversified Financial Services—0.4%
Ampal American Israel Corp., Class A (Israel)	*	1,392	4,301
Asset Acceptance Capital Corp.	*†	728	7,673
Asta Funding, Inc.	†	650	4,557
Financial Federal Corp.	†	1,515	34,724
Interactive Brokers Group, Inc., Class A	*†	2,760	61,189
KKR Financial Holdings LLC		9,979	63,466
MarketAxess Holdings, Inc.	*	2,620	21,143
Medallion Financial Corp.		2,518	26,364

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
MSCI, Inc., Class A	*	4,716	$113,184
NASDAQ OMX Group, Inc. (The)	*	11,019	336,851
PHH Corp.	*†	4,273	56,788
Pico Holdings, Inc.	*†	1,410	50,633
Portfolio Recovery Associates, Inc.	*	1,413	68,714
Resource America, Inc., Class A		1,547	14,697
			864,284
Diversified Telecommunication Services—0.5%
8x8, Inc.	*	3,049	2,592
Alaska Communications Systems Group, Inc.	†	2,850	34,855
Cbeyond, Inc.	*†	1,528	21,988
Cincinnati Bell, Inc.	*	16,626	51,374
Cogent Communications Group, Inc.	*†	3,453	26,657
Consolidated Communications Holdings, Inc.	†	3,222	48,588
D&E Communications, Inc.		1,712	12,926
General Communication, Inc., Class A	*	3,847	35,623
Global Crossing Ltd. (Bermuda)	*†	2,669	40,462
Hickory Tech Corp.		652	3,788
Hungarian Telephone & Cable Corp.	*†	712	14,169
IDT Corp., Class B	*†	4,800	3,551
Iowa Telecommunications Services, Inc.	†	2,435	45,486
Level 3 Communications, Inc.	*†	115,224	311,105
NTELOS Holdings Corp.		1,916	51,521
PAETEC Holding Corp.	*	14,158	30,440
Premiere Global Services, Inc.	*	3,644	51,235
SureWest Communications		1,674	17,075
tw telecom inc.	*	11,060	114,913
XETA Technologies, Inc.	*	1,947	6,114
			924,462
Electric Utilities—1.1%
Allete, Inc.	†	1,972	87,754
Central Vermont Public Service Corp.	†	1,553	36,402
Cleco Corp.	†	4,380	110,595
DPL, Inc.		7,582	188,034
El Paso Electric Co.	*	3,254	68,334
Empire District Electric Co. (The)		3,221	68,768
Great Plains Energy, Inc.		7,856	174,560
Hawaiian Electric Industries, Inc.		5,657	164,675
Idacorp, Inc.	†	3,338	97,102
ITC Holdings Corp.		3,972	205,630
MGE Energy, Inc.	†	2,174	77,286
Northeast Utilities		10,123	259,655
Portland General Electric Co.	†	4,370	103,394
Sierra Pacific Resources		14,732	141,133
UIL Holdings Corp.	†	2,136	73,329
Unisource Energy Corp.		2,031	59,285
Unitil Corp.		1,000	26,090
Westar Energy, Inc.		7,287	167,893
			2,109,919
Electrical Equipment—1.9%
A.O. Smith Corp.		1,478	57,923
Active Power, Inc.	*	3,953	2,332
Acuity Brands, Inc.		2,605	108,785
American Superconductor Corp.	*†	2,707	$63,804
Ametek, Inc.		6,970	284,167
AZZ, Inc.	*†	635	26,270
Baldor Electric Co.		3,033	87,381
Belden, Inc.		2,777	88,281
Brady Corp., Class A	†	3,416	120,516
C&D Technologies, Inc.	*†	5,424	30,808
Capstone Turbine Corp.	*	15,089	19,465
Encore Wire Corp.	†	1,693	30,660
Energy Conversion Devices, Inc.	*	2,751	160,246
EnerSys	*	2,612	51,483
Evergreen Solar, Inc.	*†	11,911	65,749
First Solar, Inc.	*	3,135	592,233
Franklin Electric Co., Inc.		902	40,184
FuelCell Energy, Inc.	*	4,607	27,780
General Cable Corp.	*	3,477	123,886
GrafTech International Ltd.	*	8,828	133,391
GT Solar International, Inc.	*	2,075	22,514
Hubbell, Inc., Class B		3,370	118,119
II-VI, Inc.	*†	1,404	54,279
LaBarge, Inc.	*†	950	14,307
LSI Industries, Inc.		3,003	24,835
Magnetek, Inc.	*	4,586	18,573
Medis Technologies Ltd.	*†	1,815	3,267
Microvision, Inc.	*	5,870	11,388
Orbit International Corp.	*	2,812	10,545
Plug Power, Inc.	*	8,935	8,846
Powell Industries, Inc.	*	1,046	42,687
Power-One, Inc.	*†	3,500	5,075
PowerSecure International, Inc.	*†	2,650	16,059
Regal-Beloit Corp.		2,256	95,925
Roper Industries, Inc.		6,114	348,253
Servotronics, Inc.		705	5,287
Spire Corp.	*†	1,921	27,297
Sunpower Corp., Class A	*†	2,746	194,774
Sunpower Corp., Class B	*	2,746	189,609
Tech/Ops Sevcon, Inc.		720	3,096
Thomas & Betts Corp.	*	3,918	153,076
Ultralife Corp.	*†	767	5,944
Universal Security Instruments, Inc.	*	266	1,303
Valence Technology, Inc.	*†	4,773	16,467
Vicor Corp.	†	3,481	30,911
Woodward Governor Co.	†	4,162	146,794
			3,684,574
Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.	†	2,266	22,864
American Technology Corp.	*†	3,686	2,027
Anixter International, Inc.	*†	2,122	126,280
Arrow Electronics, Inc.	*	8,023	210,363
Avnet, Inc.	*	9,644	237,532
AVX Corp.	†	4,035	41,117
Benchmark Electronics, Inc.	*†	4,125	58,080
Brightpoint, Inc.	*†	3,031	21,823
CalAmp Corp.	*	7,372	9,731
Checkpoint Systems, Inc.	*	2,970	55,895
Cogent, Inc.	*	3,830	39,143
Cognex Corp.		3,335	67,234
Coherent, Inc.	*	2,327	82,725
CTS Corp.		1,580	20,192
Daktronics, Inc.		2,300	38,318
Dolby Laboratories, Inc., Class A	*†	3,394	119,435
DTS, Inc.	*	1,605	44,667
Echelon Corp.	*†	1,770	17,488
Electro Rent Corp.	†	951	12,772
Electro Scientific Industries, Inc.	*†	1,422	20,221
Electro-Sensors, Inc.		2,581	10,221

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
FARO Technologies, Inc.	*	1,212	$24,688
Flir Systems, Inc.	*	9,687	372,175
Frequency Electronics, Inc.		822	3,428
Gerber Scientific, Inc.	*†	3,478	31,789
ID Systems, Inc.	*	1,146	10,142
Ingram Micro, Inc., Class A	*	10,335	166,083
Insight Enterprises, Inc.	*†	2,944	39,479
Iteris, Inc.	*†	4,264	7,163
Itron, Inc.	*†	2,463	218,049
Keithley Instruments, Inc.		2,170	18,163
Kemet Corp.	*†	5,278	7,178
L-1 Identity Solutions, Inc.	*	4,772	72,916
LeCroy Corp.	*†	2,720	20,917
Lightpath Technologies, Inc., Class A	*	1,527	2,260
Littelfuse, Inc.	*†	1,479	43,971
LoJack Corp.	*	1,880	12,577
Maxwell Technologies, Inc.	*	3,381	45,103
Measurement Specialties, Inc.	*†	1,430	24,939
Mechanical Technology, Inc.	*	654	1,177
Mercury Computer Systems, Inc.	*†	2,443	21,743
Merix Corp.	*	2,175	2,784
Mesa Laboratories, Inc.		1,200	25,500
Methode Electronics, Inc.	†	2,784	24,889
Mettler Toledo International, Inc.	*	2,418	236,964
MTS Systems Corp.	†	1,370	57,677
National Instruments Corp.		3,628	109,021
Newport Corp.	*	3,015	32,502
NU Horizons Electronics Corp.	*	3,069	12,276
OI Corp.		1,600	17,920
OSI Systems, Inc.	*†	867	20,383
Park Electrochemical Corp.	†	1,087	26,349
PC Connection, Inc.	*	2,755	18,431
Photon Dynamics, Inc.	*	2,009	30,838
Planar Systems, Inc.	*	1,786	4,536
Plexus Corp.	*	3,210	66,447
Radisys Corp.	*†	2,757	23,710
Research Frontiers, Inc.	*†	2,932	12,080
Rofin-Sinar Technologies, Inc.	*	2,208	67,587
Rogers Corp.	*	1,417	52,401
Sanmina-SCI Corp.	*	39,169	54,837
ScanSource, Inc.	*†	1,797	51,736
Sigmatron International, Inc.	*	283	1,387
SMART Modular Technologies (WWH), Inc.	*	2,050	6,150
Spectrum Control, Inc.	*	1,195	8,927
SYNNEX Corp.	*	1,034	23,100
Tech Data Corp.	*	3,805	113,579
Technitrol, Inc.		2,766	40,909
Trans-Lux Corp.	*	867	2,358
Trimble Navigation Ltd.	*	8,390	216,965
TTM Technologies, Inc.	*	3,547	35,186
Universal Display Corp.	*†	2,789	30,567
Vishay Intertechnology, Inc.	*	11,318	74,925
X-Rite, Inc.	*†	2,441	8,592
Zygo Corp.	*	2,489	31,312
			3,944,893
Energy Equipment & Services—2.7%
Allis-Chalmers Energy, Inc.	*†	2,146	27,147
Atwood Oceanics, Inc.	*	3,762	136,937
Basic Energy Services, Inc.	*	2,408	51,290
Bolt Technology Corp.	*	645	9,333
Bristow Group, Inc.	*†	1,533	51,877
Bronco Drilling Co., Inc.	*	3,007	30,731
Cal Dive International, Inc.	*†	5,564	58,978
CARBO Ceramics, Inc.	†	1,582	$81,647
Complete Production Services, Inc.	*†	3,072	61,839
Dawson Geophysical Co.	*	930	43,422
Diamond Offshore Drilling, Inc.	†	4,512	465,007
Dresser-Rand Group, Inc.	*	5,745	180,795
Dril-Quip, Inc.	*	2,446	106,132
Exterran Holdings, Inc.	*	4,339	138,674
FMC Technologies, Inc.	*	8,964	417,274
Global Industries Ltd.	*†	5,289	36,706
Grey Wolf, Inc.	*	13,740	106,897
Gulfmark Offshore, Inc.	*	1,545	69,340
Helix Energy Solutions Group, Inc.	*†	5,589	135,701
Helmerich & Payne, Inc.		6,351	274,300
Hercules Offshore, Inc.	*†	6,416	97,267
Hornbeck Offshore Services, Inc.	*†	1,749	67,546
IHS, Inc., Class A	*	2,937	139,919
ION Geophysical Corp.	*†	5,372	76,229
Key Energy Services, Inc.	*	9,195	106,662
Lufkin Industries, Inc.	†	1,255	99,584
Matrix Service Co.	*	2,410	46,031
Mitcham Industries, Inc.	*	1,100	11,099
NATCO Group, Inc., Class A	*	1,320	53,038
Natural Gas Services Group, Inc.	*†	1,260	22,012
Newpark Resources, Inc.	*†	6,294	45,946
Oceaneering International, Inc.	*	3,630	193,552
Oil States International, Inc.	*	3,412	120,614
OYO Geospace Corp.	*†	550	21,604
Parker Drilling Co.	*†	9,263	74,289
Patterson-UTI Energy, Inc.		10,334	206,887
PHI, Inc.	*	1,283	47,381
Pioneer Drilling Co.	*†	2,930	38,969
Pride International, Inc.	*	11,846	350,760
RPC, Inc.	†	2,280	32,057
SEACOR Holdings, Inc.	*	1,646	129,952
Sulphco, Inc.	*†	8,130	16,341
Superior Energy Services, Inc.	*	5,436	169,277
T-3 Energy Services, Inc.	*	975	36,192
Tetra Technologies, Inc.	*	5,233	72,477
Tidewater, Inc.		3,764	208,375
Trico Marine Services, Inc.	*†	1,353	23,109
Unit Corp.	*	3,122	155,538
			5,146,734
Food & Staples Retailing—0.5%
Andersons, Inc. (The)	†	1,222	43,039
Arden Group, Inc., Class A		260	37,861
BJ’s Wholesale Club, Inc.	*	4,027	156,489
Casey’s General Stores, Inc.		3,169	95,609
Great Atlantic & Pacific Tea Co.	*	2,493	26,974
Longs Drug Stores Corp.		2,310	174,728
Nash Finch Co.		1,190	51,313
Nyer Medical Group, Inc.	*	2,533	2,938
Pantry, Inc. (The)	*	2,139	45,326
Rite Aid Corp.	*†	32,808	27,559
Ruddick Corp.		2,548	82,683
Spartan Stores, Inc.	†	1,780	44,286
United Natural Foods, Inc.	*†	2,888	72,171
Weis Markets, Inc.		852	30,681
Winn-Dixie Stores, Inc.	*†	4,340	60,326
			951,983
Food Products—1.3%
Bridgford Foods Corp.	*	560	3,041
Bunge Ltd.		8,096	511,505
Calavo Growers, Inc.	†	1,225	15,263

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chiquita Brands International, Inc.	*†	3,049	$48,205
Corn Products International, Inc.		4,935	159,302
Darling International, Inc.	*	6,024	66,927
Del Monte Foods Co.		13,700	106,860
Diamond Foods, Inc.		1,375	38,541
Farmer Bros Co.	†	930	23,129
Flowers Foods, Inc.		5,807	170,493
Fresh Del Monte Produce, Inc. (Cayman Islands)	*†	2,755	61,161
Green Mountain Coffee Roasters, Inc.	*†	1,500	59,010
Griffin Land & Nurseries, Inc.	†	650	24,102
Hain Celestial Group, Inc.	*†	2,918	80,333
Hormel Foods Corp.		5,061	183,613
Inventure Group, Inc. (The)	*	683	1,161
J.M. Smucker Co. (The)		3,896	197,488
John B. Sanfilippo & Son, Inc.	*	370	3,163
Lancaster Colony Corp.	†	1,510	56,867
Lance, Inc.		2,511	56,975
Omega Protein Corp.	*	1,515	17,816
Pilgrim’s Pride Corp.	†	3,351	8,344
Ralcorp Holdings, Inc.	*	3,755	253,125
Sanderson Farms, Inc.		1,537	56,469
Smithfield Foods, Inc.	*†	8,467	134,456
Tootsie Roll Industries, Inc.	†	1,765	51,026
TreeHouse Foods, Inc.	*†	2,074	61,598
			2,449,973
Gas Utilities—1.3%
AGL Resources, Inc.		5,318	166,879
AmeriGas Partners LP		2,300	69,989
Atmos Energy Corp.		6,081	161,876
Chesapeake Utilities Corp.	†	1,039	34,505
Delta Natural Gas Co., Inc.		380	9,732
Energen Corp.		4,319	195,564
EnergySouth, Inc.	†	860	52,830
Equitable Resources, Inc.		8,586	314,935
Ferrellgas Partners LP		3,664	67,051
Laclede Group, Inc. (The)	†	1,170	56,733
National Fuel Gas Co.		4,695	198,035
New Jersey Resources Corp.	†	2,941	105,553
Northwest Natural Gas Co.	†	1,634	84,968
Oneok, Inc.		6,712	230,893
Piedmont Natural Gas Co.	†	4,965	158,681
South Jersey Industries, Inc.	†	1,794	64,046
Southwest Gas Corp.		3,043	92,081
Suburban Propane Partners LP		2,323	78,006
UGI Corp.		7,088	182,729
WGL Holdings, Inc.		3,492	113,315
			2,438,401
Health Care Equipment & Supplies—2.9%
Abaxis, Inc.	*†	1,864	36,721
Abiomed, Inc.	*	2,606	46,257
Advanced Medical Optics, Inc.	*†	4,249	75,547
Align Technology, Inc.	*†	4,029	43,634
American Medical Systems Holdings, Inc.	*	5,369	95,353
Analogic Corp.		884	43,988
Angiodynamics, Inc.	*†	2,450	38,710
Arthrocare Corp.	*†	1,902	52,723
Aspect Medical Systems, Inc.	*	2,322	12,074
Beckman Coulter, Inc.		4,161	295,389
Bioject Medical Technologies, Inc.	*	4,491	1,168
Biolase Technology, Inc.	*	3,105	$5,868
Candela Corp.	*	2,794	6,845
Cantel Medical Corp.	*	1,690	16,258
Cardiac Science Corp.	*	1,600	16,576
Cerus Corp.	*†	3,201	13,220
Clarient, Inc.	*†	3,308	5,789
Conceptus, Inc.	*	2,419	40,107
Conmed Corp.	*	2,086	66,752
Cooper Cos, Inc. (The)		3,206	111,441
CryoLife, Inc.	*	4,037	52,965
Cutera, Inc.	*	1,264	13,411
Cyberonics, Inc.	*†	2,351	39,967
Cynosure, Inc., Class A	*†	772	13,850
Datascope Corp.	†	1,121	57,877
Dentsply International, Inc.		9,343	350,736
DexCom, Inc.	*†	3,175	19,653
Edwards Lifesciences Corp.	*	3,660	211,402
Endologix, Inc.	*	1,350	2,740
ev3, Inc.	*†	5,996	60,200
Gen-Probe, Inc.	*	3,825	202,916
Greatbatch, Inc.	*†	1,594	39,117
Haemonetics Corp.	*	1,865	115,108
HealthTronics, Inc.	*	2,530	7,388
Hill-Rom Holdings, Inc.	†	3,951	119,755
Hologic, Inc.	*	17,608	340,363
ICU Medical, Inc.	*†	1,096	33,329
Idexx Laboratories, Inc.	*	4,146	227,201
I-Flow Corp.	*	2,590	24,113
Immucor, Inc.	*†	4,745	151,650
Integra LifeSciences Holdings Corp.	*†	1,190	52,396
Invacare Corp.	†	1,874	45,238
Inverness Medical Innovations, Inc.	*	4,959	148,770
IRIS International, Inc.	*†	2,570	46,003
Kensey Nash Corp.	*	867	27,276
Kinetic Concepts, Inc.	*†	3,605	103,067
Masimo Corp.	*†	3,670	136,524
Medical Action Industries, Inc.	*	1,860	24,422
Mentor Corp.	†	2,401	57,288
Meridian Bioscience, Inc.		2,700	78,408
Merit Medical Systems, Inc.	*	2,509	47,094
Micrus Endovascular Corp.	*†	1,353	18,874
Natus Medical, Inc.	*†	2,621	59,392
NuVasive, Inc.	*†	2,738	135,066
NxStage Medical, Inc.	*†	3,660	15,445
OraSure Technologies, Inc.	*	4,328	21,294
Orthofix International NV (Netherlands Antilles)	*†	1,020	19,003
Osteotech, Inc.	*	1,499	6,386
Palomar Medical Technologies, Inc.	*†	1,117	15,035
Quidel Corp.	*	2,820	46,276
Resmed, Inc.	*	5,166	222,138
Rochester Medical Corp.	*†	870	11,536
RTI Biologics, Inc.	*	3,227	30,172
Sirona Dental Systems, Inc.	*	1,750	40,740
Somanetics Corp.	*†	1,572	34,380
Sonic Innovations, Inc.	*	2,950	7,493
SonoSite, Inc.	*	1,650	51,810
Spectranetics Corp.	*	3,376	15,631
Staar Surgical Co.	*	2,688	12,069
STERIS Corp.		4,157	156,220
SurModics, Inc.	*	1,185	37,316
Synovis Life Technologies, Inc.	*	1,638	30,827
Teleflex, Inc.		2,631	167,042
Theragenics Corp.	*	5,822	18,165
ThermoGenesis Corp.	*	4,317	5,396

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thoratec Corp.	*†	4,177	$109,646
TomoTherapy, Inc.	*	4,950	22,671
Urologix, Inc.	*	1,050	1,281
Vision-Sciences, Inc.	*†	4,110	16,399
Vital Signs, Inc.		635	46,926
West Pharmaceutical Services, Inc.	†	2,425	118,389
Wright Medical Group, Inc.	*	2,850	86,754
Young Innovations, Inc.		677	13,662
Zoll Medical Corp.	*	1,232	40,311
			5,508,392
Health Care Providers & Services—2.2%
Access Plans USA, Inc.	*	3,538	1,132
Alliance Imaging, Inc.	*	1,820	18,691
Almost Family, Inc.	*†	716	28,318
Amedisys, Inc.	*†	1,868	90,916
America Service Group, Inc.	*	1,972	18,773
American Dental Partners, Inc.	*†	1,668	19,516
AMERIGROUP Corp.	*†	4,191	105,781
AMN Healthcare Services, Inc.	*	2,247	39,480
Amsurg Corp.	*	2,315	58,963
Apria Healthcare Group, Inc.	*	2,542	46,366
Bio-Reference Labs, Inc.	*	1,000	28,900
BioScrip, Inc.	*	3,476	10,358
Brookdale Senior Living, Inc.	†	3,422	75,250
Capital Senior Living Corp.	*†	2,245	17,062
Catalyst Health Solutions, Inc.	*	2,673	69,819
Centene Corp.	*	2,702	55,418
Chemed Corp.		1,472	60,440
Chindex International, Inc.	*†	1,527	16,583
Community Health Systems, Inc.	*†	6,485	190,075
Cross Country Healthcare, Inc.	*	2,631	42,859
Emergency Medical Services Corp., Class A	*	758	22,649
Five Star Quality Care, Inc.	*	4,500	16,875
Gentiva Health Services, Inc.	*	2,330	62,770
Hanger Orthopedic Group, Inc.	*	3,263	56,939
Health Management Associates, Inc., Class A	*	14,732	61,285
Health Net, Inc.	*	6,938	163,737
Healthsouth Corp.	*	5,951	109,677
Healthspring, Inc.	*	4,297	90,925
Healthways, Inc.	*†	2,272	36,647
Henry Schein, Inc.	*	6,214	334,562
inVentiv Health, Inc.	*	2,050	36,203
Kindred Healthcare, Inc.	*	2,053	56,601
Landauer, Inc.		599	43,577
LifePoint Hospitals, Inc.	*†	4,098	131,710
Lincare Holdings, Inc.	*	4,990	150,149
Magellan Health Services, Inc.	*	2,460	101,008
Medical Staffing Network Holdings, Inc.	*	1,686	2,782
Molina Healthcare, Inc.	*	1,190	36,890
MWI Veterinary Supply, Inc.	*†	908	35,675
National Healthcare Corp.	†	890	41,937
National Research Corp.	†	1,250	38,325
NovaMed, Inc.	*†	4,904	23,245
Odyssey HealthCare, Inc.	*	3,093	31,394
Omnicare, Inc.		8,076	232,347
Owens & Minor, Inc.		2,882	139,777
PDI, Inc.	*	703	5,582
Pediatrix Medical Group, Inc.	*	3,274	176,534
PharMerica Corp.	*	2,249	50,580
Providence Service Corp. (The)	*†	1,639	16,062
PSS World Medical, Inc.	*†	4,966	96,837
Psychemedics Corp.		902	$13,259
Psychiatric Solutions, Inc.	*	3,778	143,375
RehabCare Group, Inc.	*†	1,590	28,779
Res-Care, Inc.	*†	2,426	44,008
Rural/Metro Corp.	*†	1,600	4,064
Skilled Healthcare Group, Inc., Class A	*†	1,556	24,725
Sun Healthcare Group, Inc.	*	3,022	44,303
Sunrise Senior Living, Inc.	*†	2,650	36,543
U.S. Physical Therapy, Inc.	*	2,083	36,161
United American Healthcare Corp.	*	4,252	8,334
Universal American Corp.	*†	2,892	35,253
Universal Health Services, Inc., Class B		3,491	195,601
VCA Antech, Inc.	*	5,600	165,032
WellCare Health Plans, Inc.	*	2,578	92,808
			4,270,226
Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc.	*†	5,116	63,643
AMICAS, Inc.	*	2,496	5,990
Cerner Corp.	*†	4,231	188,872
Computer Programs & Systems, Inc.		1,065	30,832
Eclipsys Corp.	*†	3,465	72,592
HLTH Corp.	*	12,463	142,452
Mediware Information Systems	*	1,089	6,000
Merge Healthcare, Inc.	*†	4,320	4,363
Omnicell, Inc.	*†	2,638	34,690
Phase Forward, Inc.	*†	3,812	79,709
Vital Images, Inc.	*	1,498	22,470
			651,613
Hotels, Restaurants & Leisure—2.1%
AFC Enterprises	*†	2,170	15,754
Ambassadors Group, Inc.	†	1,380	21,956
Ambassadors International, Inc.	*†	524	1,043
Ameristar Casinos, Inc.	†	1,420	20,150
Bally Technologies, Inc.	*	3,716	112,520
Benihana, Inc., Class A	*	680	3,128
Bluegreen Corp.	*†	1,800	12,438
Bob Evans Farms, Inc.	†	2,055	56,081
Boyd Gaming Corp.	†	3,538	33,116
Brinker International, Inc.		6,752	120,793
Buffalo Wild Wings, Inc.	*†	1,120	45,069
Burger King Holdings, Inc.		6,396	157,086
California Pizza Kitchen, Inc.	*†	2,265	29,150
CBRL Group, Inc.	†	1,879	49,418
CEC Entertainment, Inc.	*†	1,994	66,201
Cedar Fair, LP		3,180	65,858
Cheesecake Factory, Inc. (The)	*	4,778	69,854
Chipotle Mexican Grill, Inc., Class A	*†	2,125	117,916
Choice Hotels International, Inc.	†	2,346	63,577
Churchill Downs, Inc.	†	1,129	55,298
CKE Restaurants, Inc.	†	4,056	42,994
Cosi, Inc.	*†	3,120	6,146
DineEquity, Inc.	†	1,079	18,192
Domino’s Pizza, Inc.	*†	4,270	51,838
Dover Downs Gaming & Entertainment, Inc.	†	1,687	13,125
Dover Motorsports, Inc.	†	1,645	8,965
Empire Resorts, Inc.	*†	2,513	6,333
Gaylord Entertainment Co.	*†	2,528	74,247
Great Wolf Resorts, Inc.	*†	3,072	11,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Speedway Corp., Class A		2,450	$95,329
Interval Leisure Group, Inc.	*	2,598	27,019
Isle of Capri Casinos, Inc.	*	1,251	11,284
Jack in the Box, Inc.	*	3,756	79,252
Jamba, Inc.	*†	4,465	4,018
Krispy Kreme Doughnuts, Inc.	*	5,000	16,500
Landry’s Restaurants, Inc.		1,254	19,500
Las Vegas Sands Corp.	*†	7,642	275,953
Life Time Fitness, Inc.	*†	2,354	73,610
Luby’s, Inc.	*	3,380	27,175
Marcus Corp.		1,805	29,024
MAXXAM, Inc.	*	857	11,912
McCormick & Schmick’s Seafood Restaurants, Inc.	*†	1,401	13,646
MGM MIRAGE	*†	7,376	210,216
Monarch Casino & Resort, Inc.	*†	700	7,973
Morgans Hotel Group Co.	*	2,390	26,075
MTR Gaming Group, Inc.	*†	4,525	15,023
Multimedia Games, Inc.	*†	2,902	12,566
O’Charleys, Inc.		3,157	27,624
Orient-Express Hotels Ltd., Class A (Bermuda)	†	2,744	66,213
P.F. Chang’s China Bistro, Inc.	*†	1,496	35,216
Panera Bread Co., Class A	*†	1,900	96,710
Papa John’s International, Inc.	*†	1,581	42,940
Peet’s Coffee & Tea, Inc.	*†	1,297	36,212
Penn National Gaming, Inc.	*	5,656	150,280
Pinnacle Entertainment, Inc.	*†	4,289	32,425
Progressive Gaming International Corp.	*	923	1,320
Red Robin Gourmet Burgers, Inc.	*†	1,203	32,240
Royal Caribbean Cruises Ltd.		9,195	190,796
Ruby Tuesday, Inc.	*†	3,481	20,155
Scientific Games Corp., Class A	*†	4,772	109,851
Shuffle Master, Inc.	*	5,440	27,690
Six Flags, Inc.	*†	3,814	2,632
Sonic Corp.	*†	4,259	62,054
Speedway Motorsports, Inc.		650	12,662
Steak N Shake Co. (The)	*†	2,198	19,079
Texas Roadhouse, Inc., Class A	*†	4,130	37,129
Trump Entertainment Resorts, Inc.	*†	2,320	2,830
Vail Resorts, Inc.	*†	1,891	66,090
Wendy’s/Arby’s Group, Inc., Class A	†	29,829	156,900
WMS Industries, Inc.	*	2,775	84,832
Wynn Resorts Ltd.	†	4,221	344,602
Youbet.com, Inc.	*	2,200	3,212
			3,967,258
Household Durables—1.1%
American Greetings Corp., Class A	†	3,420	52,292
Bassett Furniture Industries, Inc.		610	5,216
Beazer Homes USA, Inc.	*	5,676	33,942
Blyth, Inc.		1,634	18,530
Brookfield Homes Corp.	†	858	12,321
California Coastal Communities, Inc.	*†	1,028	2,241
Cavco Industries, Inc.	*	470	16,991
Champion Enterprises, Inc.	*†	6,043	33,539
CSS Industries, Inc.	†	420	10,811
Ethan Allen Interiors, Inc.	†	1,648	46,177
Furniture Brands International, Inc.		4,572	48,097
Garmin Ltd. (Cayman Islands)	*	8,779	$297,959
Helen of Troy Ltd. (Bermuda)	*†	2,105	47,931
Hooker Furniture Corp.	†	1,125	19,969
Hovnanian Enterprises, Inc., Class A	*†	3,491	27,893
Jarden Corp.	*	5,040	118,188
La-Z-Boy, Inc.		2,895	26,981
Lenox Group, Inc.	*	1,340	80
Libbey, Inc.	†	2,250	19,148
M/I Homes, Inc.		1,741	39,660
MDC Holdings, Inc.	†	2,535	92,756
Meritage Homes Corp.	*	2,628	64,912
Mohawk Industries, Inc.	*	3,596	242,334
National Presto Industries, Inc.		656	48,872
NVR, Inc.	*	328	187,616
Palm Harbor Homes, Inc.	*†	1,182	11,714
Russ Berrie & Co., Inc.	*	1,157	8,874
Ryland Group, Inc.	†	3,067	81,337
Sealy Corp.		2,640	17,054
Skyline Corp.	†	918	24,263
Standard Pacific Corp.	*	10,118	49,679
Tempur-Pedic International, Inc.	†	4,765	56,036
Toll Brothers, Inc.	*	9,179	231,586
Tupperware Brands Corp.		3,940	108,862
Universal Electronics, Inc.	*†	1,589	39,693
Woodbridge Holdings Corp.	*	413	1,159
			2,144,713
Household Products—0.4%
Central Garden and Pet Co.	*†	3,162	18,593
Central Garden and Pet Co., Class A	*	2,770	16,482
Church & Dwight Co., Inc.		4,402	273,320
Energizer Holdings, Inc.	*	3,984	320,911
Spectrum Brands, Inc.	*	6,161	8,564
WD-40 Co.		1,550	55,691
			693,561
Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	25,040	325,520
Mirant Corp.	*	14,922	272,923
NRG Energy, Inc.	*	16,005	396,124
Ormat Technologies, Inc.	†	1,614	58,637
Reliant Energy, Inc.	*	23,973	176,201
			1,229,405
Industrial Conglomerates—0.4%
Carlisle Cos, Inc.		4,292	128,631
Icahn Enterprises LP		533	22,946
McDermott International, Inc.	*	15,226	389,024
Otter Tail Corp.		2,179	66,961
Raven Industries, Inc.	†	1,490	58,631
Seaboard Corp.	†	43	54,051
Standex International Corp.	†	1,584	43,956
Tredegar Corp.		1,607	28,589
			792,789
Insurance—9.8%
Alleghany Corp.	*	407	148,555
Allied World Assurance Co. Holdings Ltd. (Bermuda)		3,096	109,970
AMBAC Financial Group, Inc.	†	18,320	42,686
American Financial Group, Inc.		5,196	153,282
American Independence Corp.	*	430	2,868
American National Insurance Co.		1,095	94,531
American Physicians Capital, Inc.		1,201	50,838

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
American Safety Insurance Holdings Ltd. (Bermuda)	*	1,082	$16,349
Arch Capital Group Ltd. (Bermuda)	*	3,426	250,201
Argo Group International Holdings Ltd. (Bermuda)	*	2,444	90,061
Arthur J Gallagher & Co.		6,047	155,166
Aspen Insurance Holdings Ltd. (Bermuda)	†	5,236	143,990
Assured Guaranty Ltd. (Bermuda)	†	4,137	67,268
Axis Capital Holdings Ltd. (Bermuda)		9,862	312,724
Baldwin & Lyons, Inc., Class B	†	946	22,676
Berkshire Hathaway, Inc., Class A	*	81	10,578,600
Brown & Brown, Inc.	†	7,747	167,490
Citizens, Inc.	*	2,504	20,583
CNA Financial Corp.	†	1,883	49,410
CNA Surety Corp.	*	1,486	24,816
Conseco, Inc.	*	12,970	45,654
Crawford & Co., Class B	*†	1,891	28,743
Delphi Financial Group, Inc., Class A	†	2,972	83,335
Donegal Group, Inc., Class B		759	13,472
EMC Insurance Group, Inc.	†	1,041	30,689
Employers Holdings, Inc.		3,690	64,132
Endurance Specialty Holdings Ltd. (Bermuda)		3,634	112,363
Erie Indemnity Co., Class A		3,264	137,969
Everest Re Group Ltd. (Bermuda)		4,133	357,628
FBL Financial Group, Inc., Class A	†	1,058	29,508
Fidelity National Financial, Inc., Class A		15,066	221,470
First American Corp.		5,058	149,211
First Mercury Financial Corp.	*	1,534	21,860
FPIC Insurance Group, Inc.	*†	1,050	53,960
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	2,930	67,361
Hanover Insurance Group, Inc. (The)		3,548	161,505
Harleysville Group, Inc.		1,278	48,308
HCC Insurance Holdings, Inc.		7,571	204,417
Hilb Rogal & Hobbs Co.		2,629	122,879
Hilltop Holdings, Inc.	*	3,923	40,485
Horace Mann Educators Corp.		3,101	39,910
Independence Holding Co.	†	963	11,123
Infinity Property & Casualty Corp.		1,280	52,736
IPC Holdings Ltd. (Bermuda)	†	4,430	133,830
Kansas City Life Insurance Co.		903	41,538
LandAmerica Financial Group, Inc.		1,087	26,360
Markel Corp.	*	657	230,936
Max Capital Group Ltd. (Bermuda)	†	3,010	69,922
Meadowbrook Insurance Group, Inc.		3,534	24,950
Mercury General Corp.	†	1,639	89,735
Montpelier Re Holdings Ltd. (Bermuda)	†	5,770	95,263
National Financial Partners Corp.		2,348	35,220
Nationwide Financial Services Corp., Class A		3,334	164,466
Navigators Group, Inc.	*	939	54,462
NYMAGIC, Inc.	†	1,110	28,028
Odyssey Re Holdings Corp.	†	1,814	$79,453
Old Republic International Corp.		15,561	198,403
OneBeacon Insurance Group Ltd.	†	2,457	51,966
PartnerRe Ltd. (Bermuda)		3,786	257,789
Penn Treaty American Corp.	*	1,630	2,575
Philadelphia Consolidated Holding Co.	*	4,115	241,016
Phoenix Cos., Inc. (The)	†	6,807	62,897
Platinum Underwriters Holdings Ltd. (Bermuda)		4,036	143,197
PMA Capital Corp., Class A	*	1,826	16,105
Presidential Life Corp.		2,568	40,549
ProAssurance Corp.	*	2,078	116,368
Protective Life Corp.		4,733	134,938
Reinsurance Group of America, Inc., Class A	†	4,244	229,176
RenaissanceRe Holdings Ltd. (Bermuda)		4,464	232,128
RLI Corp.	†	1,602	99,468
Safety Insurance Group, Inc.		1,040	39,447
SeaBright Insurance Holdings, Inc.	*	1,710	22,230
Selective Insurance Group, Inc.		3,400	77,928
StanCorp Financial Group, Inc.		3,568	185,536
State Auto Financial Corp.		958	27,849
Stewart Information Services Corp.	†	1,684	50,099
Syncora Holdings Ltd. (Bermuda)	†	3,744	4,905
Tower Group, Inc.	†	2,119	49,924
Transatlantic Holdings, Inc.	†	1,615	87,775
United Fire & Casualty Co.	†	1,472	42,084
Unitrin, Inc.		3,311	82,576
Validus Holdings Ltd. (Bermuda)	†	2,110	49,058
W.R. Berkley Corp.		10,659	251,019
Wesco Financial Corp.		115	41,055
White Mountains Insurance Group Ltd.		532	249,907
Zenith National Insurance Corp.	†	2,791	102,262
			18,865,174
Internet & Catalog Retail—0.5%
1-800-FLOWERS.COM, Inc., Class A	*	2,113	12,720
Blue Nile, Inc.	*†	1,063	45,571
Bluefly, Inc.	*	234	559
dELiA*s, Inc.	*	2,555	7,358
drugstore.com, inc.	*†	3,800	8,930
Hollywood Media Corp.	*	1,495	3,364
HSN, Inc.	*	2,598	28,604
Liberty Media Corp. - Interactive, Class A	*	40,084	517,485
NetFlix, Inc.	*†	3,659	112,990
NutriSystem, Inc.	†	1,970	34,908
Overstock.com, Inc.	*	771	15,274
priceline.com, Inc.	*	2,301	157,457
Stamps.com, Inc.	*†	2,642	30,832
Ticketmaster	*	2,598	27,877
Valuevision Media, Inc., Class A	*	6,193	11,457
			1,015,386
Internet Software & Services—1.0%
Ariba, Inc.	*†	6,761	95,533
Art Technology Group, Inc.	*	8,335	29,339
Autobytel, Inc.	*	4,755	5,088
Bankrate, Inc.	*†	1,084	42,178
Chordiant Software, Inc.	*	1,859	9,537

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
DealerTrack Holdings, Inc.	*	2,690	$45,300
Digital River, Inc.	*†	2,915	94,446
Earthlink, Inc.	*†	8,664	73,644
Equinix, Inc.	*†	2,047	142,185
Greenfield Online, Inc.	*	3,133	54,514
GSI Commerce, Inc.	*†	1,470	22,756
IAC/InterActiveCorp	*	6,497	112,398
I-many, Inc.	*†	952	638
Imergent, Inc.	†	1,043	11,682
Infospace, Inc.		2,262	24,543
Internap Network Services Corp.	*†	3,720	12,946
Internet Capital Group, Inc.	*†	3,445	27,939
Interwoven, Inc.	*	3,812	53,825
Intraware, Inc.	*	783	2,780
Ipass, Inc.	*†	6,163	13,312
j2 Global Communications, Inc.	*	3,065	71,568
Jupitermedia Corp.	*	4,020	4,663
Keynote Systems, Inc.	*	1,400	18,550
Knot, Inc. (The)	*†	3,458	28,874
LivePerson, Inc.	*	3,334	9,702
Looksmart Ltd.	*†	4,010	10,225
Marchex, Inc., Class B	†	2,710	27,886
MIVA, Inc.	*	6,581	4,080
ModusLink Global Solutions, Inc.	*†	3,461	33,260
Move, Inc.	*	12,712	26,949
Napster, Inc.	*	6,796	17,738
NaviSite, Inc.	*†	3,725	7,450
NIC, Inc.	†	2,450	16,905
Omniture, Inc.	*†	5,852	107,443
On2 Technologies, Inc.	*†	4,620	1,571
Openwave Systems, Inc.	*	4,311	5,346
Perficient, Inc.	*	2,090	13,878
RealNetworks, Inc.	*†	5,844	29,687
S1 Corp.	*	5,886	36,022
Saba Software, Inc.	*†	1,576	5,106
SAVVIS, Inc.	*†	3,224	43,331
SonicWALL, Inc.	*	4,632	24,272
SupportSoft, Inc.	*	4,962	14,886
Terremark Worldwide, Inc.	*	3,200	21,984
United Online, Inc.		4,189	39,418
Valueclick, Inc.	*†	6,880	70,382
Vignette Corp.	*	2,329	25,013
VistaPrint Ltd. (Bermuda)	*†	2,857	93,824
Vocus, Inc.	*†	1,701	57,766
WebMD Health Corp., Class A	*†	510	15,167
Websense, Inc.	*†	2,638	58,959
Website Pros, Inc.	*	1,785	9,639
Zix Corp.	*	12,056	27,247
			1,853,374
IT Services—3.4%
Accenture Ltd., Class A (Bermuda)		37,982	1,443,316
Acxiom Corp.		4,224	52,969
Alliance Data Systems Corp.	*	5,128	325,013
BearingPoint, Inc.	*†	16,170	8,408
Broadridge Financial Solutions, Inc.		9,336	143,681
CACI International, Inc., Class A	*	2,174	108,917
Ciber, Inc.	*	5,015	35,055
CSG Systems International, Inc.	*	2,623	45,981
Cybersource Corp.	*	5,414	87,220
Digital Angel Corp.	*†	4,675	1,730
DST Systems, Inc.	*†	3,068	171,777
Edgewater Technology, Inc.	*	1,533	7,450
Euronet Worldwide, Inc.	*†	2,924	$48,919
Forrester Research, Inc.	*	1,573	46,120
Gartner, Inc., Class A	*	4,869	110,429
Gevity HR, Inc.		4,914	35,774
Global Payments, Inc.		5,385	241,571
Hackett Group, Inc. (The)	*†	2,851	15,509
Heartland Payment Systems, Inc.	†	2,630	67,223
Hewitt Associates, Inc., Class A	*	6,066	221,045
iGATE Corp.	*	2,997	25,984
infoGROUP, Inc.	†	2,708	17,900
Integral Systems, Inc.	*	2,356	48,934
Lender Processing Services, Inc.		6,409	195,603
Lionbridge Technologies, Inc.	*	7,889	19,249
Management Network Group, Inc.	*	1,600	1,440
Mantech International Corp., Class A	*	1,561	92,552
Mastech Holdings, Inc.	*	200	1,518
MAXIMUS, Inc.	†	1,558	57,397
Metavante Technologies, Inc.	*	7,182	138,325
MoneyGram International, Inc.		5,957	8,459
NeuStar, Inc., Class A	*	5,548	110,350
Online Resources Corp.	*†	2,780	21,601
Perot Systems Corp., Class A	*	5,641	97,871
Pfsweb, Inc.	*	1,209	2,914
Safeguard Scientifics, Inc.	*†	10,874	13,593
SAIC, Inc.	*	11,236	227,304
Sapient Corp.	*	6,981	51,869
SRA International, Inc., Class A	*	3,081	69,723
StarTek, Inc.	*†	1,875	12,038
Syntel, Inc.	†	1,277	31,286
TeleTech Holdings, Inc.	*	2,499	31,088
TNS, Inc.	*†	1,539	29,810
VeriFone Holdings, Inc.	*	4,060	67,152
Visa, Inc., Class A		30,489	1,871,720
Wright Express Corp.	*	2,520	75,222
			6,539,009
Leisure Equipment & Products—0.3%
Arctic Cat, Inc.	†	1,738	15,903
Brunswick Corp.	†	5,723	73,197
Callaway Golf Co.		3,931	55,309
Concord Camera Corp.	*	572	1,378
Fairchild Corp. (The), Class A	*	3,266	8,492
Jakks Pacific, Inc.	*†	2,425	60,407
Leapfrog Enterprises, Inc.	*	3,363	35,513
Meade Instruments Corp.	*	1,640	410
Nautilus, Inc.	*	2,480	11,334
Polaris Industries, Inc.	†	2,511	114,225
Pool Corp.	†	3,726	86,928
RC2 Corp.	*	1,530	30,600
Smith & Wesson Holding Corp.	*	3,821	14,290
Steinway Musical Instruments, Inc.	*	683	19,343
Sturm Ruger & Co., Inc.	*†	2,146	14,893
			542,222
Life Sciences Tools & Services—1.5%
Accelrys, Inc.	*†	3,326	18,260
Affymetrix, Inc.	*	4,310	33,359
Albany Molecular Research, Inc.	*	1,371	24,801
AMAG Pharmaceuticals, Inc.	*†	1,541	59,683
Bio-Rad Laboratories, Inc., Class A	*	1,338	132,623
Bruker Corp.	*	4,130	55,053
Caliper Life Sciences, Inc.	*†	3,187	8,924
Cambrex Corp.	*	2,958	18,192

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Charles River Laboratories International, Inc.	*	4,497	$249,718
Clinical Data, Inc.	*†	1,998	32,128
Covance, Inc.	*	4,206	371,853
Dionex Corp.	*	1,309	83,187
Enzo Biochem, Inc.	*	2,553	28,032
eResearchTechnology, Inc.	*†	4,314	51,380
Exelixis, Inc.	*†	10,192	61,967
Illumina, Inc.	*†	7,880	319,376
Interleukin Genetics, Inc.	*	2,825	2,514
Invitrogen Corp.	*	6,250	236,250
Kendle International, Inc.	*†	1,230	54,993
Luminex Corp.	*	3,213	80,357
Medivation, Inc.	*†	2,987	79,036
Nanogen, Inc.	*	2,280	616
Nektar Therapeutics	*	8,780	31,520
Ore Pharmaceuticals, Inc.	*	190	148
Parexel International Corp.	*	3,688	105,698
Pharmaceutical Product Development, Inc.		7,443	307,768
PharmaNet Development Group, Inc.	*†	1,036	7,480
Sequenom, Inc.	*†	3,594	95,672
Techne Corp.	*	2,532	182,608
Varian, Inc.	*	2,067	88,674
			2,821,870
Machinery—3.2%
3D Systems Corp.	*	1,159	16,516
Actuant Corp., Class A	†	3,968	100,152
AGCO Corp.	*	6,022	256,597
Albany International Corp., Class A		2,060	56,300
Ampco-Pittsburgh Corp.	†	986	25,537
Astec Industries, Inc.	*†	1,322	40,757
Badger Meter, Inc.		1,258	59,063
Barnes Group, Inc.	†	3,373	68,202
Blount International, Inc.	*†	2,743	30,530
Briggs & Stratton Corp.		3,124	50,546
Bucyrus International, Inc., Class A		5,207	232,649
Cascade Corp.	†	779	34,128
Chart Industries, Inc.	*†	2,135	60,976
CIRCOR International, Inc.		1,232	53,506
Clarcor, Inc.		3,469	131,649
Colfax Corp.	*	1,231	20,570
Columbus McKinnon Corp.	*	1,765	41,601
Commercial Vehicle Group, Inc.	*†	3,457	24,579
Crane Co.		3,802	112,957
Donaldson Co., Inc.		5,281	221,327
Dynamic Materials Corp.	†	875	20,309
EnPro Industries, Inc.	*†	1,474	54,774
ESCO Technologies, Inc.	*†	1,724	83,045
Federal Signal Corp.	†	3,130	42,881
Flow International Corp.	*	3,379	17,165
Flowserve Corp.		3,922	348,156
Force Protection, Inc.	*†	3,780	10,130
FreightCar America, Inc.	†	930	27,221
Gardner Denver, Inc.	*	3,737	129,749
Gehl Co.	*†	995	29,283
Gorman-Rupp Co. (The)	†	1,890	71,291
Graco, Inc.	†	4,624	164,661
Graham Corp.	†	441	23,858
Greenbrier Cos, Inc.		1,195	23,314
Harsco Corp.		5,912	219,867
Hurco Cos, Inc.	*†	750	22,178
IDEX Corp.	†	5,967	$185,096
John Bean Technologies Corp.	*	1,826	23,117
Joy Global, Inc.		7,589	342,568
Kadant, Inc.	*	1,553	35,362
Kaydon Corp.		1,780	80,207
Kennametal, Inc.		5,158	139,885
L.B. Foster Co., Class A	*	951	28,929
Lincoln Electric Holdings, Inc.		2,766	177,881
Lindsay Corp.	†	969	70,495
Lydall, Inc.	*	2,150	20,705
Middleby Corp.	*†	1,360	73,862
Mueller Industries, Inc.	†	2,932	67,465
Mueller Water Products, Inc., Class A		5,532	49,677
Mueller Water Products, Inc., Class B	†	4,149	26,969
NACCO Industries, Inc., Class A		310	29,301
Navistar International Corp.	*	4,139	224,251
NN, Inc.		2,240	28,784
Nordson Corp.	†	2,322	114,033
Oshkosh Corp.		4,859	63,944
Paragon Technologies, Inc.	*	900	4,275
Pentair, Inc.		6,763	233,797
RBC Bearings, Inc.	*†	1,852	62,394
Robbins & Myers, Inc.	†	1,736	53,695
Sauer-Danfoss, Inc.		832	20,542
SPX Corp.		3,498	269,346
Tecumseh Products Co., Class A	*†	1,703	42,643
Tennant Co.		1,394	47,758
Timken Co.		4,943	140,134
Titan International, Inc.	†	2,210	47,117
Toro Co.	†	2,570	106,141
Trinity Industries, Inc.	†	5,371	138,196
TurboChef Technologies, Inc.	*	4,027	24,766
Valmont Industries, Inc.	†	1,162	96,086
Wabash National Corp.	†	2,596	24,532
Wabtec Corp.		3,117	159,684
Watts Water Technologies, Inc., Class A	†	1,839	50,297
			6,229,958
Marine—0.2%
Alexander & Baldwin, Inc.		2,992	131,738
American Commercial Lines, Inc.	*†	2,906	30,920
Eagle Bulk Shipping, Inc.	†	3,076	42,879
Excel Maritime Carriers Ltd. (Greece)	†	2,506	37,791
Genco Shipping & Trading Ltd.	†	2,073	68,907
Kirby Corp.	*	3,585	136,015
OceanFreight, Inc. (Greece)		1,037	13,968
TBS International Ltd., Class A (Bermuda)	*†	929	12,504
			474,722
Media—2.6%
4Kids Entertainment, Inc.	*	2,466	17,410
Acme Communications, Inc.	*	1,200	1,140
AH Belo Corp., Class A	†	3,861	19,923
Alloy, Inc.	*	462	3,571
Arbitron, Inc.	†	2,121	94,788
Ascent Media Corp., Class A	*	960	23,432
Beasley Broadcasting Group, Inc., Class A		1,150	1,944
Belo Corp., Class A		6,361	37,912
Cablevision Systems Corp., Class A		15,517	390,408
Carmike Cinemas, Inc.		1,009	3,713

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Charter Communications, Inc., Class A	*†	28,067	$20,489
Citadel Broadcasting Corp.	*†	11,863	9,253
CKX, Inc.	*	6,718	41,383
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,470	33,790
Cox Radio, Inc., Class A	*†	3,253	34,352
Crown Media Holdings, Inc., Class A	*†	4,399	22,127
Cumulus Media, Inc., Class A	*	3,854	16,418
Discovery Communications, Inc., Class A	*†	9,600	136,793
Discovery Communications, Inc., Class C	*	9,600	135,929
DISH Network Corp., Class A	*	14,200	298,200
DreamWorks Animation SKG, Inc., Class A	*	5,002	157,313
EDCI Holdings, Inc.	*	533	2,132
Emmis Communications Corp., Class A	*	4,461	4,327
Entercom Communications Corp., Class A	†	1,873	9,402
Entravision Communications Corp., Class A	*	4,930	13,262
EW Scripps Co., Class A	†	1,818	12,853
Gray Television, Inc.	†	3,878	6,670
Harris Interactive, Inc.	*†	6,590	11,401
Harte-Hanks, Inc.	†	3,759	38,981
Hearst-Argyle Television, Inc.	†	1,654	36,934
Idearc, Inc.	†	9,584	11,980
Image Entertainment, Inc.	*	300	255
Interactive Data Corp.	†	2,351	59,292
John Wiley & Sons, Inc., Class A		3,525	142,586
Journal Communications, Inc., Class A		3,220	15,714
Lamar Advertising Co., Class A	*†	4,390	135,607
Lee Enterprises, Inc.	†	6,600	23,100
Liberty Global, Inc.	*	300	8,427
Liberty Global, Inc., Class A	*	22,898	693,809
Liberty Media Corp.-Capital, Series A	*	8,284	110,840
Liberty Media Corp.- Entertainment, Series A	*	35,580	888,433
LIN TV Corp., Class A	*†	2,390	12,332
Live Nation, Inc.	*†	5,574	90,689
Martha Stewart Living Omnimedia, Class A	*†	1,860	15,829
Marvel Entertainment, Inc.	*†	3,589	122,528
McClatchy Co., Class A	†	3,506	15,426
Media General, Inc., Class A	†	1,595	19,826
Mediacom Communications Corp., Class A	*†	3,433	20,323
Morningstar, Inc.	*†	1,409	78,157
National CineMedia, Inc.		3,917	43,283
National Lampoon, Inc.	*	3,300	2,475
Navarre Corp.	*	6,720	9,744
New Frontier Media, Inc.		2,079	4,948
Playboy Enterprises, Inc., Class B	*	1,251	4,929
Primedia, Inc.	†	1,508	3,664
R.H. Donnelley Corp.	*†	4,669	9,291
Radio One, Inc., Class A	*†	4,327	6,101
Radio Unica Communications Corp.	*‡dœ	1,900	—
RCN Corp.	*	3,770	46,220
Regal Entertainment Group, Class A	†	4,903	77,369
Regent Communications, Inc.	*	3,610	3,177
Salem Communications Corp., Class A	*	850	$1,063
Scholastic Corp.	†	2,095	53,800
Sinclair Broadcast Group, Inc., Class A	†	4,220	21,269
Sirius XM Radio, Inc.	*	179,684	102,420
Spanish Broadcasting System, Inc., Class A	*	4,320	1,642
Time Warner Cable, Inc., Class A	*	11,127	269,273
Valassis Communications, Inc.	*†	4,011	34,735
Value Line, Inc.		573	19,190
Virgin Media, Inc.		19,047	150,471
Warner Music Group Corp.	†	4,960	37,696
Westwood One, Inc.	*†	16,919	9,305
World Wrestling Entertainment, Inc., Class A	†	1,031	15,939
Young Broadcasting, Inc., Class A	*	831	44
			5,029,451
Metals & Mining—1.1%
AMCOL International Corp.	†	1,767	55,236
Brush Engineered Materials, Inc.	*†	1,805	33,519
Carpenter Technology Corp.		3,068	78,694
Century Aluminum Co.	*	2,622	72,603
Cleveland-Cliffs, Inc.		7,159	378,997
Coeur d’Alene Mines Corp.	*†	37,188	56,898
Commercial Metals Co.		8,014	135,356
Compass Minerals International, Inc.		2,020	105,828
Haynes International, Inc.	*†	1,057	49,499
Hecla Mining Co.	*†	11,225	52,533
Horsehead Holding Corp.	*	2,963	17,482
Kaiser Aluminum Corp.		1,080	46,386
Olympic Steel, Inc.	†	630	18,579
Reliance Steel & Aluminum Co.		4,201	159,512
Rock of Ages Corp.	*	1,387	2,649
Royal Gold, Inc.		3,402	122,336
RTI International Metals, Inc.	*	1,370	26,797
Schnitzer Steel Industries, Inc., Class A		1,484	58,232
Southern Copper Corp.	†	14,850	283,338
Steel Dynamics, Inc.		13,631	232,954
Stillwater Mining Co.	*†	4,292	24,937
Universal Stainless & Alloy Products, Inc.	*†	500	12,775
Worthington Industries, Inc.		4,120	61,553
			2,086,693
Multiline Retail—0.2%
99 Cents Only Stores	*†	5,211	57,165
Dollar Tree, Inc.	*	6,490	235,976
Fred’s, Inc., Class A		3,463	49,244
Retail Ventures, Inc.	*†	5,577	21,750
Saks, Inc.	*†	8,548	79,069
Tuesday Morning Corp.	*†	1,816	7,500
			450,704
Multi-Utilities—1.2%
Alliant Energy Corp.		7,631	245,794
Avista Corp.		3,418	74,205
Black Hills Corp.		2,648	82,273
CH Energy Group, Inc.	†	1,614	70,322
MDU Resources Group, Inc.		11,080	321,320
NorthWestern Corp.		2,859	71,847
NSTAR		7,209	241,501
OGE Energy Corp.	†	6,120	188,986
PNM Resources, Inc.	†	4,834	49,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Puget Energy, Inc.		7,924	$211,571
SCANA Corp.		6,955	270,758
Vectren Corp.		5,280	147,048
Wisconsin Energy Corp.		7,661	343,979
			2,319,104
Office Electronics—0.1%
Zebra Technologies Corp., Class A	*†	4,673	130,143
Oil, Gas & Consumable Fuels—6.6%
Abraxas Petroleum Corp.	*†	7,445	19,431
Adams Resources & Energy, Inc.		1,462	33,304
Alliance Resource Partners LP		1,673	52,733
Alpha Natural Resources, Inc.	*†	4,826	248,201
American Oil & Gas, Inc.	*†	4,104	10,711
APCO Argentina, Inc.	†	2,488	70,435
Approach Resources, Inc.	*	1,627	23,526
Arch Coal, Inc.		9,745	320,513
Arena Resources, Inc.	*	2,740	106,449
Arlington Tankers Ltd. (Bermuda)	†	1,590	24,454
Atlas America, Inc.		2,823	96,293
Atlas Energy Resources LLC	†	3,232	83,386
Atlas Pipeline Partners LP		3,031	77,260
ATP Oil & Gas Corp.	*	1,989	35,424
Aurora Oil & Gas Corp.	*†	12,100	1,572
Aventine Renewable Energy Holdings, Inc.	*	4,066	12,849
Berry Petroleum Co., Class A	†	2,852	110,458
Bill Barrett Corp.	*†	2,112	67,816
Blue Dolphin Energy Co.	*	3,650	2,920
Boardwalk Pipeline Partners LP		2,501	51,521
BP Prudhoe Bay Royalty Trust		1,528	142,058
BPZ Resources, Inc.	*†	4,084	70,245
BreitBurn Energy Partners LP		4,554	67,672
Brigham Exploration Co.	*†	3,121	34,300
Buckeye Partners LP		3,331	123,547
Callon Petroleum Co.	*†	3,060	55,172
Cano Petroleum, Inc.	*	5,875	13,571
Carrizo Oil & Gas, Inc.	*†	2,030	73,628
Cheniere Energy, Inc.	*†	8,135	18,304
Cimarex Energy Co.		5,589	273,358
Clayton Williams Energy, Inc.	*	770	54,308
CNX Gas Corp.	*	2,120	47,467
Comstock Resources, Inc.	*	3,195	159,910
Concho Resources, Inc.	*	4,151	114,609
Contango Oil & Gas Co.	*†	1,270	68,555
Continental Resources, Inc.	*	2,672	104,823
Copano Energy LLC	†	3,627	88,716
CREDO Petroleum Corp.	*	700	5,159
Cross Timbers Royalty Trust		833	38,485
Crosstex Energy, Inc.		3,995	99,755
CVR Energy, Inc.	*†	4,542	38,698
DCP Midstream Partners LP		2,256	38,172
Delta Petroleum Corp.	*	4,988	67,737
Denbury Resources, Inc.	*	16,692	317,816
DHT Maritime, Inc. (Jersey, Channel Islands)	†	1,931	12,976
Dorchester Minerals LP		1,880	43,428
Edge Petroleum Corp.	*†	5,201	9,310
Enbridge Energy Partners LP		3,973	158,046
Encore Acquisition Co.	*	3,216	134,364
Energy Partners Ltd.	*	1,667	14,453
Energy Transfer Equity LP		9,037	196,555
Energy Transfer Partners LP		5,615	206,800
Enterprise GP Holdings LP		2,516	$59,201
Enterprise Products Partners LP		19,472	501,793
Evergreen Energy, Inc.	*†	4,470	4,202
EXCO Resources, Inc.	*	11,696	190,879
Forest Oil Corp.	*	5,265	261,144
Foundation Coal Holdings, Inc.		3,128	111,294
Frontier Oil Corp.		7,101	130,800
FX Energy, Inc.	*	5,763	42,877
General Maritime Corp.	†	2,040	39,739
Genesis Energy LP		2,211	31,595
Global Partners LP		839	7,954
GMX Resources, Inc.	*	1,289	61,614
Goodrich Petroleum Corp.	*†	1,698	74,016
Harvest Natural Resources, Inc.	*†	3,340	33,801
Holly Corp.		2,856	82,596
Holly Energy Partners LP		1,365	41,005
Hugoton Royalty Trust		3,289	88,277
Inergy LP		3,461	74,861
International Coal Group, Inc.	*†	7,310	45,614
James River Coal Co.	*	1,950	42,880
Kinder Morgan Energy Partners LP		11,271	586,430
Kinder Morgan Management LLC	*	4,815	236,898
Kodiak Oil & Gas Corp.	*†	6,000	9,000
K-Sea Transportation Partners LP		1,300	26,143
Linn Energy LLC		8,419	128,811
Magellan Midstream Partners LP		4,527	146,675
Mariner Energy, Inc.	*	5,512	112,996
MarkWest Energy Partners LP		3,316	83,828
Martin Midstream Partners LP		1,200	24,228
McMoRan Exploration Co.	*	3,772	89,170
Meridian Resource Corp.	*†	11,330	20,847
National Coal Corp.	*†	2,117	11,072
Natural Resource Partners LP		2,531	64,110
Newfield Exploration Co.	*	9,094	290,917
NGAS Resources, Inc.	*	6,300	29,925
NuStar Energy LP		3,000	127,410
NuStar GP Holdings LLC		3,028	52,990
ONEOK Partners LP		3,525	178,823
Overseas Shipholding Group, Inc.		1,739	101,401
Pacific Ethanol, Inc.	*	9,943	13,821
Parallel Petroleum Corp.	*	2,560	24,115
Patriot Coal Corp.	*	5,092	147,923
Penn Virginia Corp.		2,681	143,273
Penn Virginia Resource Partners LP		2,276	37,531
PetroHawk Energy Corp.	*	16,802	363,427
Petroleum Development Corp.	*†	1,030	45,701
Petroquest Energy, Inc.	*†	3,600	55,260
Plains All American Pipeline LP		7,623	302,023
Plains Exploration & Production Co.	*	7,375	259,305
Quest Resource Corp.	*†	5,130	13,646
Quicksilver Resources, Inc.	*	7,500	147,225
Regency Energy Partners LP		2,452	44,970
Rentech, Inc.	*	14,020	18,647
Rosetta Resources, Inc.	*†	3,732	68,520
SandRidge Energy, Inc.	*	6,532	128,027
SemGroup Energy Partners LP		2,065	14,414
Ship Finance International Ltd. (Bermuda)	†	2,540	54,762
Southern Union Co.		6,540	135,051
St Mary Land & Exploration Co.		4,302	153,366
Stone Energy Corp.	*†	2,136	90,433
Sunoco Logistics Partners LP		1,410	62,393
Swift Energy Co.	*†	2,182	84,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Syntroleum Corp.	*†	9,066	$9,882
TC Pipelines LP		1,766	54,640
Teekay Corp. (Bahamas)		2,957	78,006
Teekay Offshore Partners LP (Bahamas)		883	10,199
Tengasco, Inc.	*†	9,394	9,488
TEPPCO Partners LP		4,968	129,814
Toreador Resources Corp.	*	2,250	20,228
Transmeridian Exploration, Inc.	*	12,000	3,600
Transmontaigne Partners LP		1,724	36,152
Tri-Valley Corp.	*	2,100	13,314
TXCO Resources, Inc.	*†	3,031	30,431
U.S. Shipping Partners LP		1,660	2,424
Ultra Petroleum Corp.	*	10,405	575,813
Uranium Resources, Inc.	*†	5,500	9,295
USEC, Inc.	*†	8,684	46,980
Vaalco Energy, Inc.	*†	8,030	54,925
Verenium Corp.	*†	1,790	1,683
W&T Offshore, Inc.		2,081	56,790
Walter Industries, Inc.		3,501	166,122
Warren Resources, Inc.	*†	5,202	51,916
Western Refining, Inc.	†	2,380	24,062
Westmoreland Coal Co.	*	1,390	21,962
Whiting Petroleum Corp.	*	2,867	204,302
Williams Partners LP		3,457	89,363
World Fuel Services Corp.	†	1,832	42,191
			12,740,906
Paper & Forest Products—0.2%
AbitibiBowater, Inc. (Canada)	*†	3,872	14,985
Buckeye Technologies, Inc.	*	2,191	17,944
Deltic Timber Corp.	†	724	46,075
Domtar Corp. (Canada)	*	32,553	149,744
Glatfelter	†	3,315	44,885
Louisiana-Pacific Corp.	†	6,527	60,701
Neenah Paper, Inc.	†	2,110	41,778
Schweitzer-Mauduit International, Inc.	†	2,065	39,214
Wausau Paper Corp.	†	3,503	35,486
			450,812
Personal Products—0.4%
Alberto-Culver Co.		5,896	160,607
Bare Escentuals, Inc.	*†	4,574	49,719
Chattem, Inc.	*†	1,188	92,878
Elizabeth Arden, Inc.	*	1,677	32,920
Herbalife Ltd. (Cayman Islands)		4,225	166,972
Mannatech, Inc.	†	2,631	10,524
Medifast, Inc.	*†	2,284	15,554
NBTY, Inc.	*	4,147	122,419
Nu Skin Enterprises, Inc., Class A		3,019	48,968
Prestige Brands Holdings, Inc.	*	2,900	25,752
Reliv International, Inc.	†	1,110	5,606
USANA Health Sciences, Inc.	*†	743	30,456
			762,375
Pharmaceuticals—1.0%
Adolor Corp.	*	8,628	29,767
Alexza Pharmaceuticals, Inc.	*†	2,897	14,311
Alpharma, Inc., Class A	*†	3,152	116,277
Anesiva, Inc.	*†	1,779	2,668
Atherogenics, Inc.	*	2,914	1,020
Auxilium Pharmaceuticals, Inc.	*†	2,862	92,729
AVANIR Pharmaceuticals, Class A	*	9,525	5,524
BioMimetic Therapeutics, Inc.	*†	2,327	$25,737
Cadence Pharmaceuticals, Inc.	*†	3,700	32,856
Columbia Laboratories, Inc.	*†	5,940	15,563
CPEX Pharmaceuticals, Inc.	*	201	3,769
Cypress Bioscience, Inc.	*†	4,031	29,628
Depomed, Inc.	*†	7,330	26,754
Discovery Laboratories, Inc.	*	10,296	19,254
Durect Corp.	*	7,330	41,048
Emisphere Technologies, Inc.	*	3,412	6,756
Endo Pharmaceuticals Holdings, Inc.	*	8,848	176,960
Heska Corp.	*	4,463	2,901
Hi-Tech Pharmacal Co., Inc.	*†	2,404	23,607
Hollis-Eden Pharmaceuticals, Inc.	*	3,834	4,639
Immtech Pharmaceuticals, Inc.	*	3,841	2,305
Inspire Pharmaceuticals, Inc.	*†	4,570	16,315
KV Pharmaceutical Co., Class A	*†	3,009	68,334
Matrixx Initiatives, Inc.	*†	1,810	32,562
MDRNA, Inc.	*†	3,350	1,306
Medicines Co. (The)	*	3,994	92,741
Medicis Pharmaceutical Corp., Class A	†	4,522	67,423
NitroMed, Inc.	*	2,250	1,035
Noven Pharmaceuticals, Inc.	*†	1,350	15,768
Optimer Pharmaceuticals, Inc.	*†	4,269	33,939
Pain Therapeutics, Inc.	*†	3,499	34,185
Par Pharmaceutical Cos, Inc.	*†	3,271	40,201
Penwest Pharmaceuticals Co.	*	5,730	11,804
Perrigo Co.		5,083	195,492
Pharmos Corp.	*	1,375	248
Pozen, Inc.	*†	1,922	20,200
Salix Pharmaceuticals Ltd.	*	4,445	28,492
Santarus, Inc.	*	7,750	15,733
Sciele Pharma, Inc.	*	2,476	76,236
SCOLR Pharma, Inc.	*	2,400	1,920
Sepracor, Inc.	*	7,237	132,509
SuperGen, Inc.	*	3,719	5,281
Valeant Pharmaceuticals International	*†	5,975	122,308
Viropharma, Inc.	*†	4,402	57,754
Vivus, Inc.	*†	4,800	38,112
Warner Chilcott Ltd., Class A (Bermuda)	*	5,318	80,408
XenoPort, Inc.	*	1,873	90,822
			1,955,201
Professional Services—1.1%
Acacia Research-Acacia Technologies	*	5,547	16,752
Administaff, Inc.	†	1,663	45,267
Advisory Board Co. (The)	*†	1,300	39,208
Barrett Business Services, Inc.		1,740	22,585
CDI Corp.	†	711	15,877
Corporate Executive Board Co.		2,515	78,594
CoStar Group, Inc.	*†	1,557	70,672
CRA International, Inc.	*†	836	22,973
Diamond Management & Technology Consultants, Inc.	†	3,731	17,498
Dun & Bradstreet Corp.		3,850	363,286
Exponent, Inc.	*	1,790	59,231
First Advantage Corp., Class A	*	630	8,851
FTI Consulting, Inc.	*	3,283	237,164
Heidrick & Struggles International, Inc.	†	1,291	38,924
Hudson Highland Group, Inc.	*	1,880	13,066
Huron Consulting Group, Inc.	*†	1,604	91,396
Kelly Services, Inc., Class A	†	2,431	46,310
Kforce, Inc.	*	3,398	34,694

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Korn/Ferry International	*†	2,815	$50,163
LECG Corp.	*†	2,344	18,916
Manpower, Inc.		5,092	219,771
MPS Group, Inc.	*†	6,503	65,550
Navigant Consulting, Inc.	*†	3,254	64,722
Odyssey Marine Exploration, Inc.	*†	3,340	15,164
On Assignment, Inc.	*	3,093	24,373
RCM Technologies, Inc.	*	1,593	2,772
Resources Connection, Inc.	*†	3,825	86,177
School Specialty, Inc.	*	1,184	36,929
Spherion Corp.	*	2,689	13,095
TrueBlue, Inc.	*†	3,035	49,046
Volt Information Sciences, Inc.	*†	1,251	11,234
Watson Wyatt Worldwide, Inc., Class A		2,930	145,709
Westaff, Inc.	*	942	339
			2,026,308
Real Estate Investment Trusts (REIT)—5.8%
Acadia Realty Trust REIT	†	2,949	74,551
Agree Realty Corp. REIT		1,045	29,887
Alesco Financial, Inc. REIT	†	5,693	5,124
Alexander’s, Inc. REIT	*†	195	78,000
Alexandria Real Estate Equities, Inc. REIT	†	2,006	225,675
AMB Property Corp. REIT		6,448	292,094
American Campus Communities, Inc. REIT		3,099	104,994
American Land Lease, Inc. REIT		1,679	32,623
American Mortgage Acceptance Co. REIT	*	1,732	1,039
Annaly Capital Management, Inc. REIT		35,755	480,905
Anthracite Capital, Inc. REIT	†	3,940	21,118
Anworth Mortgage Asset Corp. REIT	†	6,810	40,315
Arbor Realty Trust, Inc. REIT	†	1,450	14,500
Ashford Hospitality Trust, Inc. REIT		7,797	31,578
Associated Estates Realty Corp. REIT	†	2,550	33,226
BioMed Realty Trust, Inc. REIT		4,790	126,696
Brandywine Realty Trust REIT		6,205	99,466
BRE Properties, Inc. REIT	†	3,450	169,050
BRT Realty Trust REIT	†	916	7,868
Camden Property Trust REIT		3,369	154,502
Capital Trust, Inc., Class A REIT	†	923	14,307
CapitalSource, Inc. REIT		14,885	183,085
CapLease, Inc. REIT		4,940	39,174
Capstead Mortgage Corp. REIT	†	3,102	33,967
CBL & Associates Properties, Inc. REIT		4,638	93,131
CBRE Realty Finance, Inc. REIT		3,335	4,502
Cedar Shopping Centers, Inc. REIT		4,496	59,437
Chimera Investment Corp. REIT	†	3,298	20,481
Colonial Properties Trust REIT	†	2,752	51,435
Corporate Office Properties Trust REIT	†	3,392	136,867
Cousins Properties, Inc. REIT	†	3,311	83,537
DCT Industrial Trust, Inc. REIT	†	10,500	78,645
Deerfield Capital Corp. REIT	†	5,227	3,398
DiamondRock Hospitality Co. REIT		5,836	53,108
Digital Realty Trust, Inc. REIT		4,812	227,367
Douglas Emmett, Inc. REIT		7,399	170,695
Duke Realty Corp. REIT	†	9,861	242,383
DuPont Fabros Technology, Inc. REIT		2,483	37,866
Eastern Light Capital, Inc. REIT	*	799	3,695
EastGroup Properties, Inc. REIT	†	1,761	$85,479
Education Realty Trust, Inc. REIT		3,680	40,774
Entertainment Properties Trust REIT	†	1,919	105,008
Equity Lifestyle Properties, Inc. REIT		1,281	67,931
Equity One, Inc. REIT		2,445	50,098
Essex Property Trust, Inc. REIT	†	1,578	186,725
Extra Space Storage, Inc. REIT	†	5,609	86,154
Federal Realty Investment Trust REIT		4,058	347,365
FelCor Lodging Trust, Inc. REIT	†	3,938	28,196
First Industrial Realty Trust, Inc. REIT	†	2,823	80,964
First Potomac Realty Trust REIT		2,349	40,379
Franklin Street Properties Corp. REIT	†	5,200	67,600
Friedman Billings Ramsey Group, Inc., Class A REIT	*	14,580	29,160
Getty Realty Corp. REIT	†	1,418	31,437
Glimcher Realty Trust REIT	†	4,014	41,906
Gramercy Capital Corp., New York REIT	†	3,048	7,894
Health Care REIT, Inc. REIT		6,963	370,640
Healthcare Realty Trust, Inc. REIT		3,757	109,517
Hersha Hospitality Trust REIT		5,335	39,692
Highwoods Properties, Inc. REIT		4,003	142,347
HMG Courtland Properties REIT	*œ	1,250	5,875
Home Properties, Inc. REIT	†	2,101	121,753
Hospitality Properties Trust REIT		6,378	130,877
HRPT Properties Trust REIT		15,802	108,876
IMPAC Mortgage Holdings, Inc. REIT	*†	9,264	2,316
Inland Real Estate Corp. REIT	†	3,790	59,465
iStar Financial, Inc. REIT	†	8,506	22,116
JER Investors Trust, Inc. REIT	†	6,040	29,113
Kilroy Realty Corp. REIT	†	2,262	108,101
Kite Realty Group Trust REIT	†	2,870	31,570
LaSalle Hotel Properties REIT		2,501	58,323
Lexington Realty Trust REIT	†	4,080	70,258
Liberty Property Trust REIT		6,264	235,840
LTC Properties, Inc. REIT	†	2,290	67,143
Macerich Co. (The) REIT	†	5,024	319,778
Mack-Cali Realty Corp. REIT		4,130	139,883
Maguire Properties, Inc. REIT	†	2,300	13,708
Medical Properties Trust, Inc. REIT		5,307	60,234
MFA Mortgage Investments, Inc. REIT		14,151	91,982
Mid-America Apartment Communities, Inc. REIT		1,821	89,484
Mission West Properties, Inc. REIT		1,418	13,811
Monmouth Real Estate Investment Corp., Class A REIT	†	4,925	38,366
National Health Investors, Inc. REIT		1,871	63,951
National Retail Properties, Inc. REIT		4,114	98,530
Nationwide Health Properties, Inc. REIT		6,139	220,881
Newcastle Investment Corp. REIT	†	4,400	27,940
NorthStar Realty Finance Corp. REIT	†	3,990	30,923
Omega Healthcare Investors, Inc. REIT	†	4,792	94,211
Pacific Office Properties Trust, Inc. REIT		1,050	6,983
Parkway Properties, Inc. REIT	†	1,147	43,425

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pennsylvania Real Estate Investment Trust REIT	†	2,750	$51,838
PMC Commercial Trust REIT		2,035	14,855
Post Properties, Inc. REIT		3,035	84,889
Potlatch Corp. REIT		2,433	112,867
PS Business Parks, Inc. REIT		1,123	64,685
RAIT Financial Trust REIT		5,932	32,567
Ramco-Gershenson Properties Trust REIT		1,412	31,657
Rayonier, Inc. REIT	†	5,154	244,042
Realty Income Corp. REIT		6,792	173,875
Redwood Trust, Inc. REIT	†	2,425	52,695
Regency Centers Corp. REIT		4,549	303,373
Resource Capital Corp. REIT		3,788	22,955
Saul Centers, Inc. REIT		882	44,576
Senior Housing Properties Trust REIT		7,282	173,530
SL Green Realty Corp. REIT	†	3,849	249,415
Sovran Self Storage, Inc. REIT		1,711	76,465
Strategic Hotels & Resorts, Inc. REIT		4,710	35,560
Sun Communities, Inc. REIT		1,061	21,018
Sunstone Hotel Investors, Inc. REIT		3,566	48,141
Tanger Factory Outlet Centers, Inc. REIT	†	2,180	95,462
Taubman Centers, Inc. REIT		3,271	163,550
Thornburg Mortgage, Inc. REIT	†	897	1,569
UDR, Inc. REIT		9,100	237,965
Universal Health Realty Income Trust REIT		1,197	46,563
Urstadt Biddle Properties, Inc. REIT		2,334	43,762
U-Store-It Trust REIT	†	3,040	37,301
Ventas, Inc. REIT		9,780	483,328
Washington Real Estate Investment Trust REIT	†	3,537	129,560
Weingarten Realty Investors REIT	†	4,779	170,467
			11,173,803
Real Estate Management & Development—0.4%
Brookfield Properties Corp. (Canada)		13,501	213,856
Consolidated-Tomoka Land Co.	†	530	22,891
Forest City Enterprises, Inc., Class A	†	4,558	139,794
Forestar Real Estate Group, Inc.	*	2,113	31,167
FX Real Estate and Entertainment, Inc.	*†	824	857
Grubb & Ellis Co.	†	2,553	6,893
Jones Lang LaSalle, Inc.		2,490	108,265
St. Joe Co. (The)	*†	5,875	229,654
Tejon Ranch Co.	*†	1,418	52,678
Thomas Properties Group, Inc.		2,396	24,199
			830,254
Road & Rail—0.8%
Amerco, Inc.	*	547	22,936
Arkansas Best Corp.		1,383	46,593
Avis Budget Group, Inc.	*	6,267	35,973
Celadon Group, Inc.	*	1,972	22,619
Con-way, Inc.		2,747	121,170
Dollar Thrifty Automotive Group, Inc.	*†	1,428	2,756
Genesee & Wyoming, Inc., Class A	*	2,371	88,960
Heartland Express, Inc.		4,044	62,763
Hertz Global Holdings, Inc.	*	8,962	67,842
JB Hunt Transport Services, Inc.		7,373	$246,037
Kansas City Southern	*	5,674	251,699
Knight Transportation, Inc.		3,878	65,810
Landstar System, Inc.		3,760	165,666
Old Dominion Freight Line, Inc.	*	2,496	70,737
PAM Transportation Services, Inc.	*	1,139	12,472
Quality Distribution, Inc.	*†	914	3,884
Saia, Inc.	*	2,862	38,007
Werner Enterprises, Inc.	†	3,850	83,583
YRC Worldwide, Inc.	*†	4,618	55,231
			1,464,738
Semiconductors & Semiconductor Equipment—2.1%
Actel Corp.	*	4,134	51,592
Advanced Analogic Technologies, Inc.	*	4,385	20,390
Advanced Energy Industries, Inc.	*	2,649	36,238
Aetrium, Inc.	*	614	1,836
Amkor Technology, Inc.	*	7,212	45,940
Anadigics, Inc.	*†	4,986	14,011
Applied Micro Circuits Corp.	*†	4,025	24,069
Asyst Technologies, Inc.	*†	3,243	7,783
Atheros Communications, Inc.	*†	4,095	96,560
Atmel Corp.	*	30,553	103,575
ATMI, Inc.	*	2,219	39,898
Axcelis Technologies, Inc.	*	6,926	11,774
AXT, Inc.	*	4,552	8,558
Brooks Automation, Inc.	*	4,415	36,909
Cabot Microelectronics Corp.	*	1,450	46,516
California Micro Devices Corp.	*	2,476	7,403
Catalyst Semiconductor, Inc.	*	2,416	10,848
Cavium Networks, Inc.	*†	2,841	40,001
Centillium Communications, Inc.	*	1,589	938
Ceva, Inc.	*†	3,092	25,664
Cirrus Logic, Inc.	*	5,397	29,414
Cohu, Inc.		1,889	29,884
Conexant Systems, Inc.	*	2,553	10,238
Cree, Inc.	*†	5,693	129,687
Cymer, Inc.	*	1,929	48,862
Cypress Semiconductor Corp.	*†	10,012	52,263
Diodes, Inc.	*	1,956	36,088
DSP Group, Inc.	*	4,251	32,520
Electroglas, Inc.	*	3,991	4,550
Emcore Corp.	*†	6,178	30,519
Entegris, Inc.	*	7,678	37,162
Exar Corp.	*†	3,475	26,618
Fairchild Semiconductor International, Inc.	*	7,633	67,857
FEI Co.	*†	2,918	69,478
Formfactor, Inc.	*†	3,763	65,551
FSI International, Inc.	*†	4,280	3,167
Hifn, Inc.	*	1,882	6,022
Integrated Device Technology, Inc.	*	11,957	93,025
Integrated Silicon Solution, Inc.	*	2,930	6,768
International Rectifier Corp.	*†	4,883	92,875
Intersil Corp., Class A		8,868	147,031
inTEST Corp.	*	950	998
IXYS Corp.	*	3,270	29,724
Kopin Corp.	*†	5,031	15,697
Kulicke & Soffa Industries, Inc.	*	4,089	18,441
Lam Research Corp.	*	8,406	264,705
Lattice Semiconductor Corp.	*	7,425	15,295
LTX-Credence Corp.	*†	14,256	24,805
Marvell Technology Group Ltd. (Bermuda)	*	31,201	290,169
Mattson Technology, Inc.	*	4,081	19,303

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Maxim Integrated Products, Inc.		2,247	$40,671
Micrel, Inc.	†	3,731	33,840
Microsemi Corp.	*	4,914	125,209
Mindspeed Technologies, Inc.	*†	802	1,909
MIPS Technologies, Inc.	*†	5,359	18,810
MKS Instruments, Inc.	*	3,260	64,907
MoSys, Inc.	*†	3,592	15,230
NVE Corp.	*	771	21,827
Omnivision Technologies, Inc.	*	4,446	50,729
ON Semiconductor Corp.	*	27,218	183,994
PDF Solutions, Inc.	*	3,093	16,084
Pericom Semiconductor Corp.	*	2,254	23,667
Photronics, Inc.	*	1,989	3,739
PLX Technology, Inc.	*†	2,950	15,104
PMC - Sierra, Inc.	*	14,713	109,170
Power Integrations, Inc.	*†	1,948	46,947
QuickLogic Corp.	*	4,080	4,243
Rambus, Inc.	*†	6,688	85,941
Ramtron International Corp.	*	1,920	5,280
RF Micro Devices, Inc.	*†	18,530	54,108
Rudolph Technologies, Inc.	*†	2,516	21,084
Semitool, Inc.	*	2,320	18,978
Semtech Corp.	*	4,634	64,691
Sigma Designs, Inc.	*†	1,937	27,544
Silicon Image, Inc.	*	6,882	36,750
Silicon Laboratories, Inc.	*	3,387	103,981
Silicon Storage Technology, Inc.	*	7,634	24,887
SiRF Technology Holdings, Inc.	*	3,832	5,710
Skyworks Solutions, Inc.	*†	11,729	98,054
Spansion, Inc., Class A	*†	5,768	8,940
Standard Microsystems Corp.	*	1,446	36,121
Tegal Corp.	*	312	1,005
Tessera Technologies, Inc.	*	3,278	53,563
Transwitch Corp.	*	2,483	1,341
Trident Microsystems, Inc.	*†	5,092	12,221
TriQuint Semiconductor, Inc.	*†	8,519	40,806
Ultra Clean Holdings, Inc.	*	1,756	8,850
Ultratech, Inc.	*	2,462	29,790
Varian Semiconductor Equipment Associates, Inc.	*	4,645	116,682
Veeco Instruments, Inc.	*	2,611	38,669
Virage Logic Corp.	*	3,332	19,659
Volterra Semiconductor Corp.	*†	2,210	28,133
White Electronic Designs Corp.	*	2,284	11,420
Zoran Corp.	*	3,474	28,348
			4,087,855
Software—2.7%
ACI Worldwide, Inc.	*†	3,078	53,927
Activision Blizzard, Inc.	*	40,048	617,941
Actuate Corp.	*†	6,674	23,359
Advent Software, Inc.	*†	1,325	46,680
American Software, Inc., Class A		1,950	10,627
Ansys, Inc.	*†	6,305	238,770
Authentidate Holding Corp.	*	1,023	471
Blackbaud, Inc.		3,188	58,819
Blackboard, Inc.	*†	2,275	91,660
Borland Software Corp.	*†	6,776	10,367
Bottomline Technologies, Inc.	*†	3,578	37,211
Cadence Design Systems, Inc.	*	18,175	122,863
Callidus Software, Inc.	*†	2,703	10,704
Captaris, Inc.	*	3,554	16,384
Catapult Communications Corp.	*	750	3,607
Concur Technologies, Inc.	*†	3,589	137,315
DataTRAK International, Inc.	*	1,359	381
Datawatch Corp.	*	3,500	5,950
Double-Take Software, Inc.	*	1,672	$16,636
Ebix, Inc.	*†	1,040	97,718
Entrust, Inc.	*†	7,470	16,061
Epicor Software Corp.	*	3,383	26,692
EPIQ Systems, Inc.	*†	2,722	37,019
ePresence, Inc.	*‡dœ	1,173	—
Evans & Sutherland Computer Co.	*	1,883	2,260
Evolving Systems, Inc.	*	1,054	1,634
Factset Research Systems, Inc.	†	2,999	156,698
Fair Isaac Corp.	†	3,740	86,207
FalconStor Software, Inc.	*†	4,054	21,729
Informatica Corp.	*	6,099	79,226
Interactive Intelligence, Inc.	*†	950	8,569
Jack Henry & Associates, Inc.	†	5,229	106,306
JDA Software Group, Inc.	*	2,379	36,185
Kenexa Corp.	*†	2,904	45,854
Lawson Software, Inc.	*†	8,950	62,650
Macrovision Solutions Corp.	*†	5,642	86,774
Magma Design Automation, Inc.	*†	3,929	15,795
Manhattan Associates, Inc.	*	2,125	47,472
McAfee, Inc.	*	10,396	353,048
Mentor Graphics Corp.	*	5,458	61,948
Micros Systems, Inc.	*	5,578	148,709
MicroStrategy, Inc., Class A	*†	791	47,088
Netscout Systems, Inc.	*	3,784	40,262
Nuance Communications, Inc.	*†	12,793	155,947
Parametric Technology Corp.	*	7,982	146,869
Pegasystems, Inc.		2,142	27,653
Phoenix Technologies Ltd.	*	2,710	21,653
PLATO Learning, Inc.	*	1,826	5,186
Progress Software Corp.	*†	3,213	83,506
PROS Holdings, Inc.	*	1,506	14,141
QAD, Inc.		1,363	9,432
Quality Systems, Inc.	†	1,208	51,050
Quest Software, Inc.	*	4,128	52,384
Radiant Systems, Inc.	*†	2,709	23,541
Red Hat, Inc.	*	12,786	192,685
Renaissance Learning, Inc.		1,354	17,588
Scientific Learning Corp.	*	3,146	10,382
Secure Computing Corp.	*	5,420	29,702
Smith Micro Software, Inc.	*†	2,612	18,545
Soapstone Networks, Inc.	*	3,392	11,363
Solera Holdings, Inc.	*†	3,977	114,219
Sonic Foundry, Inc.	*	6,100	3,477
Sonic Solutions, Inc.	*†	1,810	7,964
SourceForge, Inc.	*†	6,619	9,002
SPSS, Inc.	*	1,231	36,142
SumTotal Systems, Inc.	*	1,899	7,767
Sybase, Inc.	*	6,272	192,049
Symyx Technologies, Inc.	*	3,865	38,302
Synchronoss Technologies, Inc.	*†	1,415	13,315
Synopsys, Inc.	*	9,737	194,253
Take-Two Interactive Software, Inc.	*	4,344	71,242
TeleCommunication Systems, Inc., Class A	*†	6,400	44,224
THQ, Inc.	*	4,685	56,407
TIBCO Software, Inc.	*	13,039	95,445
TiVo, Inc.	*	8,402	61,503
Tyler Technologies, Inc.	*	3,715	56,357
Ultimate Software Group, Inc.	*	2,043	55,161
Vasco Data Security International, Inc.	*	1,767	18,306
Versant Corp.	*	330	6,389
VMware, Inc., Class A	*†	2,506	66,760
Wave Systems Corp., Class A	*	1,004	442

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wayside Technology Group, Inc.		1,787	$13,438
Wind River Systems, Inc.	*	6,438	64,380
			5,187,747
Specialty Retail—2.6%
A.C. Moore Arts & Crafts, Inc.	*	1,967	12,333
Aaron Rents, Inc.	†	3,865	104,626
Advance Auto Parts, Inc.		6,810	270,085
Aeropostale, Inc.	*†	5,417	173,940
American Eagle Outfitters, Inc.		11,536	175,924
America’s Car-Mart, Inc.	*†	1,569	29,168
AnnTaylor Stores Corp.	*	3,874	79,959
Asbury Automotive Group, Inc.	†	2,072	23,869
Barnes & Noble, Inc.	†	3,301	86,090
Bebe Stores, Inc.	†	2,040	19,931
Big 5 Sporting Goods Corp.	†	1,892	19,525
Blockbuster, Inc., Class A	*†	16,050	32,902
Borders Group, Inc.		3,582	23,498
Brown Shoe Co., Inc.	†	3,758	61,556
Buckle, Inc. (The)		1,042	57,873
Build-A-Bear Workshop, Inc.	*	960	6,989
Cabela’s, Inc.	*†	3,090	37,327
Cache, Inc.	*†	2,130	14,633
Carmax, Inc.	*†	14,256	199,584
Casual Male Retail Group, Inc.	*†	2,471	9,711
Cato Corp. (The), Class A		1,762	30,923
Charlotte Russe Holding, Inc.	*	1,100	11,275
Charming Shoppes, Inc.	*†	10,301	50,372
Chico’s FAS, Inc.	*	11,979	65,525
Children’s Place Retail Stores, Inc. (The)	*†	2,219	74,004
Christopher & Banks Corp.	†	2,379	18,247
Circuit City Stores, Inc.		10,088	7,667
Coldwater Creek, Inc.	*†	3,983	23,062
Collective Brands, Inc.	*†	4,848	88,767
Cost Plus, Inc.	*†	2,725	5,314
Dick’s Sporting Goods, Inc.	*	5,503	107,749
Dress Barn, Inc.	*†	2,592	39,632
DSW, Inc., Class A	*†	1,395	19,111
Eddie Bauer Holdings, Inc.	*	2,438	13,043
Finish Line, Inc. (The), Class A		3,667	36,633
Foot Locker, Inc.		10,828	174,980
Genesco, Inc.	*†	1,421	47,575
Group 1 Automotive, Inc.	†	1,591	34,572
Guess?, Inc.		4,270	148,553
Gymboree Corp.	*†	1,960	69,580
Haverty Furniture Cos, Inc.	†	2,301	26,323
Hibbett Sports, Inc.	*†	1,926	38,559
Hot Topic, Inc.	*	2,815	18,607
J Crew Group, Inc.	*†	2,936	83,882
Jo-Ann Stores, Inc.	*†	2,192	45,988
JOS A. Bank Clothiers, Inc.	*†	1,078	36,221
Kirkland’s, Inc.	*	833	1,891
Lithia Motors, Inc., Class A		2,689	11,590
MarineMax, Inc.	*†	3,026	21,878
Men’s Wearhouse, Inc. (The)		3,382	71,834
Midas, Inc.	*†	1,278	17,585
Monro Muffler, Inc.	†	1,635	37,703
Mothers Work, Inc.	*†	684	9,494
NexCen Brands, Inc.	*†	4,629	1,296
OfficeMax, Inc.		4,961	44,103
O’Reilly Automotive, Inc.	*	9,376	250,996
Pacific Sunwear of California, Inc.	*†	5,046	33,960
Penske Auto Group, Inc.	†	3,166	36,314
Pep Boys-Manny Moe & Jack (The)	†	3,451	$21,327
PetSmart, Inc.		8,991	222,168
Pier 1 Imports, Inc.	*†	6,447	26,626
Rent-A-Center, Inc.	*	4,941	110,085
Rex Stores Corp.	*	1,034	11,943
Ross Stores, Inc.		8,596	316,419
Sally Beauty Holdings, Inc.	*†	6,343	54,550
Select Comfort Corp.	*	3,139	5,179
Shoe Carnival, Inc.	*†	1,098	17,985
Signet Jewelers Ltd. (United Kingdom)	†	5,823	136,142
Sonic Automotive, Inc., Class A	†	1,869	15,812
Stage Stores, Inc.	†	3,672	50,160
Stein Mart, Inc.	†	5,792	22,647
Systemax, Inc.		1,358	19,093
Talbots, Inc.	†	1,205	15,785
Tractor Supply Co.	*†	2,356	99,070
Trans World Entertainment Corp.	*	1,932	5,487
TravelCenters of America LLC	*	964	2,747
Tween Brands, Inc.	*	1,441	14,107
Urban Outfitters, Inc.	*	7,807	248,809
Walking Co. Holdings, Inc. (The)	*	1,621	8,721
West Marine, Inc.	*†	2,443	14,560
Wet Seal, Inc. (The), Class A	*†	16,190	58,770
Williams-Sonoma, Inc.		5,416	87,631
Zale Corp.	*†	2,902	72,550
			4,952,704
Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*†	2,956	58,322
Charles & Colvard Ltd.	*	693	416
Cherokee, Inc.	†	995	21,870
Columbia Sportswear Co.	†	940	39,442
CROCS, Inc.	*†	4,977	17,818
Culp, Inc.	*	888	5,257
Deckers Outdoor Corp.	*	840	87,427
Forward Industries, Inc.	*	630	1,285
Fossil, Inc.	*	3,335	94,147
Hallwood Group, Inc.	*	100	6,550
Hanesbrands, Inc.	*	6,800	147,900
Iconix Brand Group, Inc.	*†	4,935	64,550
Kenneth Cole Productions, Inc., Class A	†	956	14,053
K-Swiss, Inc., Class A	†	1,706	29,684
Lazare Kaplan International, Inc.	*	1,140	8,778
Movado Group, Inc.		1,527	34,128
Nitches, Inc.	*	2,850	1,910
Oxford Industries, Inc.		956	24,693
Phillips-Van Heusen Corp.		3,743	141,897
Quiksilver, Inc.	*	7,789	44,709
Skechers U.S.A., Inc., Class A	*†	2,697	45,391
Sport-Haley, Inc.	*	1,043	1,836
Steven Madden Ltd.	*	1,528	37,864
Tarrant Apparel Group	*	1,107	675
Timberland Co., Class A	*	3,249	56,435
Under Armour, Inc., Class A	*†	2,477	78,670
Unifi, Inc.	*†	9,669	46,798
Warnaco Group, Inc. (The)	*†	2,900	131,341
Wolverine World Wide, Inc.		3,299	87,292
			1,331,138
Thrifts & Mortgage Finance—1.3%
Anchor Bancorp Wisconsin, Inc.	†	1,412	10,378
Astoria Financial Corp.		5,705	118,265

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Bank Mutual Corp.		5,557	$63,072
BankAtlantic Bancorp, Inc., Class A	†	682	5,594
BankUnited Financial Corp., Class A	†	2,413	1,834
Beneficial Mutual Bancorp, Inc.	*†	3,251	41,125
Brookline Bancorp, Inc.	†	6,167	78,876
Capitol Federal Financial	†	1,516	67,204
Centerline Holding Co.		3,935	7,831
CFS Bancorp, Inc.	†	1,873	17,325
Charter Financial Corp.		350	3,763
Corus Bankshares, Inc.	†	4,380	17,739
Danvers Bancorp, Inc.	†	1,800	22,950
Dime Community Bancshares, Inc.		3,549	54,016
Doral Financial Corp. (Puerto Rico)	*†	585	6,388
Downey Financial Corp.	†	4,878	13,658
ESSA Bancorp, Inc.	†	1,578	21,934
Federal Agricultural Mortgage Corp., Class C		1,507	6,179
Federal Home Loan Mortgage Corp.		43,895	75,060
Federal National Mortgage Association		66,437	101,649
First Financial Holdings, Inc.		990	25,918
First Financial Northwest, Inc.	†	2,164	22,333
First Financial Service Corp.		988	18,248
First Niagara Financial Group, Inc.		8,276	130,347
First Place Financial Corp.	†	1,727	22,192
FirstFed Financial Corp.	*†	2,632	20,635
Flagstar Bancorp, Inc.	†	2,770	8,255
Flushing Financial Corp.		1,450	25,375
Franklin Bank Corp.	*†	1,930	946
Guaranty Financial Group, Inc.	*†	6,461	25,521
Harrington West Financial Group, Inc.		1,172	4,981
Imperial Capital Bancorp, Inc.		680	5,896
Kearny Financial Corp.		3,008	36,818
NASB Financial, Inc.		529	17,187
New York Community Bancorp, Inc.		22,932	385,028
NewAlliance Bancshares, Inc.		7,265	109,193
Northwest Bancorp, Inc.		1,598	44,009
OceanFirst Financial Corp.		954	17,286
Ocwen Financial Corp.	*†	3,062	24,649
Oritani Financial Corp.	*†	1,158	19,512
Parkvale Financial Corp.		1,077	16,963
People’s United Financial, Inc.		11,820	227,535
PFF Bancorp, Inc.		1,563	1,954
PMI Group, Inc. (The)	†	5,087	15,007
Provident Financial Services, Inc.	†	5,182	85,555
Provident New York Bancorp	†	3,488	46,111
Radian Group, Inc.	†	7,245	36,515
Riverview Bancorp, Inc.	†	2,602	15,612
SouthFirst Bancshares, Inc.		400	3,020
TFS Financial Corp.	†	6,639	83,120
TierOne Corp.		1,971	10,111
Tree.com, Inc.	*	433	2,087
Triad Guaranty, Inc.	*	5,663	9,004
Trustco Bank Corp.	†	7,080	82,907
United Western Bancorp, Inc.		974	12,175
Washington Federal, Inc.		5,612	103,541
Westfield Financial, Inc.		4,068	41,900
Willow Financial Bancorp, Inc.		1,237	11,306
WSFS Financial Corp.		610	36,600
			2,540,192
Tobacco—0.1%
Alliance One International, Inc.	*†	6,420	$24,396
Universal Corp.	†	1,971	96,757
Vector Group Ltd.	†	2,508	44,299
			165,452
Trading Companies & Distributors—0.4%
Aceto Corp.	†	1,070	10,261
Aircastle Ltd.	†	3,110	30,820
Applied Industrial Technologies, Inc.		2,868	77,235
Beacon Roofing Supply, Inc.	*	4,124	64,417
Building Materials Holding Corp.		4,826	2,268
GATX Corp.		2,878	113,882
H&E Equipment Services, Inc.	*†	1,490	14,393
Houston Wire & Cable Co.	†	1,569	26,940
Interline Brands, Inc.	*†	2,320	37,607
Kaman Corp.		1,920	54,682
MSC Industrial Direct Co., Class A		2,782	128,167
Rush Enterprises, Inc., Class A	*†	3,059	39,155
United Rentals, Inc.	*	4,702	71,659
Watsco, Inc.		1,593	80,096
WESCO International, Inc.	*	2,870	92,357
Willis Lease Finance Corp.	*	1,234	13,784
			857,723
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	3,017	39,855
Water Utilities—0.2%
American States Water Co.	†	1,492	57,442
American Water Works Co., Inc.		3,772	81,098
Aqua America, Inc.		8,998	159,984
California Water Service Group	†	1,589	61,176
Connecticut Water Service, Inc.	†	500	14,475
Middlesex Water Co.		1,750	30,573
SJW Corp.	†	1,012	30,330
Southwest Water Co.	†	2,215	28,241
			463,319
Wireless Telecommunication Services—1.0%
Centennial Communications Corp.	*	5,437	33,927
Clearwire Corp., Class A	*†	6,241	74,143
Crown Castle International Corp.	*	17,141	496,575
FiberTower Corp.	*	6,580	9,081
iPCS, Inc.	*†	1,789	39,841
LCC International, Inc., Class A	*	1,000	50
Leap Wireless International, Inc.	*	3,284	125,120
MetroPCS Communications, Inc.	*	13,320	186,347
NII Holdings, Inc.	*	11,558	438,279
SBA Communications Corp., Class A	*†	7,875	203,726
Syniverse Holdings, Inc.	*	1,860	30,895
Telephone & Data Systems, Inc.		5,823	208,172
Telephone & Data Systems, Inc. (Special Shares)		1,314	47,173
U.S. Cellular Corp.	*	921	43,213
			1,936,542
TOTAL COMMON STOCKS
(Cost $181,893,516)			187,255,725

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bill—0.2%
U.S. Treasury Bill
0.070%	10/23/2008	‡‡
(Cost $299,988)			$300,000	$299,987

		Shares	Value
RIGHTS—0.0%
Capital Markets—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,744	1,134
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc., Expires TBD	*‡dœ	2,807	—
TOTAL RIGHTS
(Cost $—)			1,134

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/7/2010	*‡dœ	264	—
Equitex, Inc., Class B, Expires 02/7/2010	*‡dœ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡dœ	200	—
TOTAL WARRANTS
(Cost $—)			—

CASH EQUIVALENTS—22.4%
Institutional Money Market Funds—20.3%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	34,247,574	34,247,574
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		4,883,789	4,883,789
			39,131,363

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—2.1%
Allied Irish Banks plc
4.500%	10/02/2008	††	$500,000	$500,000
Erste Bank AG
4.500%	10/03/2008	††	500,000	500,000
KBC Bank N.V.
4.250%	10/14/2008	††	500,000	500,000
Natixis
2.991%	10/01/2008	#††	1,998,196	1,998,196
Societe Generale
4.180%	10/14/2008	††	499,130	499,130
				3,997,326
TOTAL CASH EQUIVALENTS
(Cost $43,128,689)				43,128,689
TOTAL INVESTMENTS—120.0%
(Cost $225,322,193)				230,685,535
Other assets less liabilities—(20.0%)				(38,457,755)
NET ASSETS—100.0%				$192,227,780

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
TBD	To be determined
†	Denotes all or a portion of security on loan.
*	Non-income producing.
d	Security has no market value at 09/30/2008.
œ	Illiquid Security.
‡	Security valued at fair value as determined by policies approved by the board of directors.
‡‡	Security has been pledged as collateral for futures contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—97.3%
Australia—6.3%
AGL Energy Ltd.		7,248	$79,935
Alumina Ltd.		20,052	50,558
Amcor Ltd.		11,838	52,057
AMP Ltd.		30,846	175,396
Aristocrat Leisure Ltd.		6,119	32,061
Asciano Group		9,173	23,982
ASX Ltd.		3,254	80,214
Australia & New Zealand Banking Group Ltd.		30,788	475,651
AXA Asia Pacific Holdings Ltd.		14,164	58,281
Babcock & Brown Ltd.	†	3,777	6,180
Bendigo and Adelaide Bank Ltd.		3,459	33,020
BHP Billiton Ltd.		54,669	1,414,321
Billabong International Ltd.		3,672	41,002
BlueScope Steel Ltd.		12,806	75,473
Boart Longyear Group		23,649	21,332
Boral Ltd.	†	7,953	39,490
Brambles Ltd.		22,972	143,338
Caltex Australia Ltd.		2,904	28,725
CFS Retail Property Trust REIT		24,195	43,900
Coca-Cola Amatil Ltd.		7,823	52,232
Cochlear Ltd.		767	36,753
Commonwealth Bank of Australia		21,502	757,809
Computershare Ltd.		9,803	74,108
Crown Ltd.		8,998	62,494
CSL Ltd.		8,915	270,079
CSR Ltd.		18,904	37,878
Dexus Property Group REIT		55,958	65,823
Fairfax Media Ltd.		24,051	51,533
Fortescue Metals Group Ltd.	*†	21,130	80,392
Foster’s Group Ltd.		31,606	141,209
Goodman Fielder Ltd.		12,355	14,015
Goodman Group REIT		24,482	49,403
GPT Group REIT		30,675	44,839
Harvey Norman Holdings Ltd.		10,998	27,702
Incitec Pivot Ltd.		15,320	61,381
Insurance Australia Group Ltd.		31,863	105,762
Leighton Holdings Ltd.		2,521	77,595
Lend Lease Corp. Ltd.		6,835	50,417
Lion Nathan Ltd.		6,303	47,190
Macquarie Airports		9,138	20,090
Macquarie Group Ltd.	†	4,238	130,494
Macquarie Infrastructure Group		40,325	76,464
Macquarie Office Trust REIT		42,146	26,928
Metcash Ltd.		10,088	32,293
Mirvac Group REIT		19,844	40,448
National Australia Bank Ltd.		27,496	554,936
Newcrest Mining Ltd.		7,242	150,474
OneSteel Ltd.		14,808	54,776
Orica Ltd.		5,201	87,836
Origin Energy Ltd.		16,532	213,834
OZ Minerals Ltd.		43,462	55,148
Paladin Energy Ltd.	*	9,064	28,013
Perpetual Ltd.		532	20,440
Qantas Airways Ltd.		18,484	47,123
QBE Insurance Group Ltd.		14,106	304,211
Rio Tinto Ltd.		4,708	317,235
Santos Ltd.		9,547	146,082
Sims Group Ltd.		2,622	63,527
Sonic Healthcare Ltd.		5,297	56,346
St. George Bank Ltd.		8,511	200,882
Stockland REIT		24,404	109,557
Suncorp-Metway Ltd.		13,981	106,267
Tabcorp Holdings Ltd.		9,246	60,743
Tatts Group Ltd.		17,158	33,084
Telstra Corp. Ltd.		69,701	$233,844
Toll Holdings Ltd.		9,173	51,961
Transurban Group		18,847	86,375
Wesfarmers Ltd.		10,571	245,836
Wesfarmers Ltd. (PPS)		1,914	44,059
Westfield Group REIT		28,734	393,596
Westpac Banking Corp.		31,404	556,623
Woodside Petroleum Ltd.		7,778	313,849
Woolworths Ltd.		19,325	425,691
WorleyParsons Ltd.		2,239	55,380
			10,327,975
Austria—0.5%
Andritz AG		484	20,892
Erste Group Bank AG	†	3,450	171,757
Immoeast AG	*	7,515	18,982
IMMOFINANZ AG	†	7,160	25,329
OMV AG	†	2,644	111,445
Raiffeisen International Bank Holding AG	†	778	56,192
Strabag SE (Bearer)		850	37,826
Telekom Austria AG		5,295	93,165
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,510	92,928
Vienna Insurance Group		618	30,852
Voestalpine AG		1,825	57,028
Wienerberger AG	†	1,303	35,377
			751,773
Belgium—0.9%
Belgacom SA		2,883	108,621
Colruyt SA		332	83,333
Delhaize Group		1,861	108,095
Dexia SA	†	8,587	93,799
Fortis	†	34,845	215,272
Groupe Bruxelles Lambert SA		1,399	120,745
Groupe Bruxelles Lambert SA VVPR	*	127	4
InBev NV		3,045	181,161
KBC Ancora		284	18,715
KBC Groep NV		2,886	251,058
Mobistar SA		449	31,602
Nationale A Portefeuille		359	23,758
Solvay SA, Class A		1,015	124,591
UCB SA		2,101	74,647
Umicore		1,995	61,610
			1,497,011
Bermuda—0.1%
Frontline Ltd.		865	40,851
Seadrill Ltd.	†	4,479	92,796
			133,647
China—0.0%
Foxconn International Holdings Ltd.	*†	41,000	18,340
Denmark—0.9%
A.P. Moller-Maersk A/S, Class A		8	69,008
A.P. Moller-Maersk A/S, Class B		18	156,578
Carlsberg A/S, Class B		1,122	85,545
Coloplast A/S, Class B		274	20,334
Danisco A/S		833	46,818
Danske Bank A/S		7,160	172,395
DSV A/S		2,883	45,898
FLSmidth & Co. A/S		950	48,239
Jyske Bank A/S (Registered)	*	1,193	60,068

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Novo Nordisk A/S, Class B		7,200	$373,265
Novozymes A/S, Class B		839	74,766
Sydbank A/S		700	20,998
Topdanmark A/S	*	339	48,579
TrygVesta AS		350	22,504
Vestas Wind Systems A/S	*	3,110	271,456
William Demant Holding	*	358	16,102
			1,532,553
Finland—1.4%
Cargotec Corp., Class B		834	17,037
Elisa Oyj	†	1,951	38,284
Fortum Oyj		7,265	243,808
Kesko Oyj, Class B		1,238	31,674
Kone Oyj, Class B		2,321	63,167
Metso Oyj	†	2,116	51,898
Neste Oil Oyj		1,510	31,491
Nokia Oyj		62,024	1,156,837
Nokian Renkaat Oyj		1,550	37,297
Orion Oyj, Class B		1,592	26,972
Outokumpu Oyj	†	2,272	36,198
Pohjola Bank plc		1,100	16,031
Rautaruukki Oyj		1,584	31,656
Sampo Oyj, Class A		6,916	157,351
Sanoma Oyj	†	1,909	36,100
Stora Enso Oyj, Series R		9,940	97,125
UPM-Kymmene Oyj		8,221	128,267
Wartsila Oyj		1,429	60,202
YIT Oyj		1,800	18,796
			2,280,191
France—10.1%
Accor SA		3,273	174,800
Aeroports de Paris		565	46,650
Air France-KLM		2,488	56,964
Air Liquide		4,008	440,416
Alcatel-Lucent	*	38,733	149,265
Alstom SA		3,340	253,537
Atos Origin SA		1,417	62,360
AXA SA		24,787	811,387
BNP Paribas		13,399	1,279,035
Bouygues		3,628	164,350
Bureau Veritas SA		488	24,967
Cap Gemini SA		2,519	119,000
Carrefour SA		10,509	495,572
Casino Guichard Perrachon SA		865	77,183
Christian Dior SA		796	60,370
Cie de Saint-Gobain		4,498	232,675
Cie Generale de Geophysique-Veritas	*	2,080	65,997
Cie Generale d’Optique Essilor International SA		3,156	157,628
CNP Assurances		676	76,354
Compagnie Generale des Etablissements Michelin, Class B		2,404	155,713
Credit Agricole SA		14,914	287,241
Dassault Systemes SA		1,254	67,192
EDF		3,010	217,663
Eiffage SA		489	26,201
Eramet		86	32,947
Eurazeo		231	19,528
Eutelsat Communications		1,153	30,670
France Telecom SA		29,534	828,417
GDF Suez		1,600	83,242
Gecina SA REIT		146	15,736
Groupe Danone		7,123	505,248
Hermes International		1,113	$181,080
ICADE REIT		336	27,221
Imerys SA		730	41,942
JCDecaux SA		1,530	33,504
Klepierre REIT		990	38,748
Lafarge SA		2,413	254,061
Lagardere SCA		2,073	93,443
Legrand SA		862	19,441
L’Oreal SA		4,043	396,714
LVMH Moet Hennessy Louis Vuitton SA		4,140	363,466
M6-Metropole Television		1,711	37,617
Natixis		15,994	53,559
Neopost SA		600	56,577
PagesJaunes Groupe	†	1,314	18,336
Pernod-Ricard SA	†	2,725	240,048
Peugeot SA		2,438	91,757
PPR		1,274	113,995
Publicis Groupe		2,281	71,845
Renault SA		3,133	199,664
Safran SA		2,404	42,072
Sanofi-Aventis SA		16,979	1,116,294
Schneider Electric SA		3,613	310,265
SCOR SE		3,593	69,865
Societe BIC SA		239	12,417
Societe Generale		7,642	686,478
Societe Television Francaise 1		2,508	44,431
Sodexo		1,672	98,672
Suez Environnement SA	*	4,304	105,975
Suez SA		17,217	845,982
Suez SA VVPR	*	880	12
Technip SA		1,700	95,525
Thales SA		1,497	75,546
Total SA		35,357	2,147,936
Unibail-Rodamco (London Exchange) REIT		461	93,261
Unibail-Rodamco (Paris Exchange) REIT		827	167,327
Valeo SA		1,258	38,069
Vallourec		870	187,727
Veolia Environnement		5,919	243,515
Vinci SA		6,855	322,981
Vivendi SA		19,159	600,648
Wendel		384	30,627
Zodiac SA		569	27,136
			16,714,087
Germany—8.4%
Adidas AG	†	3,316	177,140
Allianz SE (Registered)		7,264	995,882
Arcandor AG	*	920	3,018
BASF SE		15,470	737,555
Bayer AG	†	12,337	903,527
Bayerische Motoren Werke AG	†	4,977	192,912
Beiersdorf AG		1,579	99,803
Bilfinger Berger AG	†	720	37,502
Celesio AG	†	1,532	66,860
Commerzbank AG		10,489	155,487
Continental AG	*†	1,275	126,723
Daimler AG (Registered)		14,344	712,222
Deutsche Bank AG (Registered)		8,811	630,313
Deutsche Boerse AG		3,297	301,710
Deutsche Lufthansa AG (Registered)		4,369	85,407
Deutsche Post AG (Registered)		13,562	282,965
Deutsche Postbank AG		1,429	54,130
Deutsche Telekom AG		46,014	698,825
E.ON AG		30,719	1,546,298

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fraport AG Frankfurt Airport Services Worldwide		637	$37,856
Fresenius Medical Care AG & Co. KGaA	†	3,132	162,132
Fresenius SE		330	24,224
GEA Group AG		2,256	43,666
Hamburger Hafen und Logistik AG		293	17,379
Hannover Rueckversicherung AG (Registered)		795	29,095
HeidelbergCement AG		348	36,775
Henkel AG & Co. KGaA		2,008	61,585
Hochtief AG		816	38,944
Hypo Real Estate Holding AG	†	2,744	16,187
Infineon Technologies AG	*†	12,151	67,461
IVG Immobilien AG		1,302	12,545
K+S AG	†	2,360	163,633
Linde AG	†	2,048	218,697
MAN AG		1,752	117,956
Merck KGAA		1,015	108,243
Metro AG		2,019	101,245
Muenchener Rueckversicherungs AG (Registered)	†	3,276	494,168
Puma AG Rudolf Dassler Sport		91	24,767
Q-Cells AG	*	906	75,971
Rheinmetall AG		723	38,913
RWE AG	†	7,333	699,104
Salzgitter AG	†	639	64,619
SAP AG		14,483	771,349
Siemens AG (Registered)		14,287	1,332,649
Solarworld AG	†	1,548	65,157
ThyssenKrupp AG	†	5,881	176,571
TUI AG	†	3,859	63,745
United Internet AG (Registered)		1,658	17,828
Volkswagen AG	†	2,443	957,281
Wacker Chemie AG		213	30,410
			13,878,434
Greece—0.6%
Alpha Bank AE		6,130	133,457
Coca Cola Hellenic Bottling Co. SA		2,441	53,278
EFG Eurobank Ergasias SA		5,185	94,513
Hellenic Petroleum SA		890	9,484
Hellenic Telecommunications Organization SA		4,880	87,718
Marfin Investment Group SA	*	10,995	78,876
National Bank of Greece SA		7,807	316,375
OPAP SA		3,163	97,085
Piraeus Bank SA		4,966	103,402
Public Power Corp. SA		2,009	30,993
Titan Cement Co. SA		500	16,513
			1,021,694
Hong Kong—2.0%
ASM Pacific Technology Ltd.		2,000	11,560
Bank of East Asia Ltd.		25,200	79,325
BOC Hong Kong Holdings Ltd.		59,500	106,372
Cathay Pacific Airways Ltd.	†	18,000	30,703
Cheung Kong Holdings Ltd.		24,000	271,885
Cheung Kong Infrastructure Holdings Ltd.		5,000	23,268
CLP Holdings Ltd.		31,000	250,069
Esprit Holdings Ltd.		17,500	108,475
Hang Lung Group Ltd.		12,000	38,012
Hang Lung Properties Ltd.		38,000	$89,453
Hang Seng Bank Ltd.		12,300	232,521
Henderson Land Development Co. Ltd.		20,000	89,155
Hong Kong & China Gas Co. Ltd.		72,600	165,725
Hong Kong Exchanges and Clearing Ltd.	†	18,000	221,696
HongKong Electric Holdings	†	26,000	163,305
Hopewell Holdings		11,000	39,948
Hutchison Telecommunications International Ltd.	*	28,000	31,269
Hutchison Whampoa Ltd.		35,000	268,819
Hysan Development Co. Ltd.		7,000	18,222
Kerry Properties Ltd.		11,000	35,652
Kingboard Chemical Holdings Ltd.		11,000	37,559
Li & Fung Ltd.	†	39,600	96,903
Link (The) REIT		38,000	78,993
Mongolia Energy Co. ltd	*†	56,000	30,155
MTR Corp.		27,000	79,724
New World Development Ltd.		37,600	41,877
Noble Group Ltd.		31,200	29,691
Orient Overseas International Ltd.	†	2,200	5,636
Pacific Basin Shipping Ltd.		28,000	23,279
PCCW Ltd.		58,000	24,168
Shangri-La Asia Ltd.	†	18,000	25,788
Shun Tak Holdings Ltd.		12,000	4,132
Sino Land Co.		26,000	29,120
Sun Hung Kai Properties Ltd.		23,000	237,010
Swire Pacific Ltd., Class A		14,500	127,457
Television Broadcasts Ltd.		5,000	21,233
Wharf Holdings Ltd.		21,125	60,353
Wheelock & Co. Ltd.		8,000	14,510
Wing Hang Bank Ltd.		2,000	15,366
Yue Yuen Industrial Holdings Ltd.	†	11,000	30,048
			3,288,436
Ireland—0.5%
Allied Irish Banks plc		14,714	120,957
Anglo Irish Bank Corp. plc		11,206	61,085
CRH plc		9,192	194,523
Elan Corp. plc	*	7,416	78,497
Experian plc		17,497	115,960
Governor & Co. of the Bank of Ireland (The)		17,295	96,418
Irish Life & Permanent plc		4,578	32,071
Kerry Group plc, Class A		2,758	80,798
			780,309
Italy—3.6%
A2A SpA		17,876	45,613
Alleanza Assicurazioni SpA		6,413	58,949
Assicurazioni Generali SpA		16,972	563,422
Atlantia SpA		4,057	83,587
Autogrill SpA		2,618	29,725
Banca Carige SpA		9,271	30,626
Banca Monte dei Paschi di Siena SpA		33,744	83,983
Banca Popolare di Milano Scarl		8,299	70,531
Banco Popolare SC		10,888	169,139
Bulgari SpA	†	2,013	18,019
Enel SpA		70,906	591,901
ENI SpA		42,106	1,116,064
Fiat SpA		11,496	154,483
Finmeccanica SpA	†	4,830	104,703
Fondiaria-Sai SpA		1,454	34,320
IFIL Investments SpA		3,300	14,965

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Intesa Sanpaolo SpA		127,016	$698,535
Intesa Sanpaolo SpA RNC		14,283	68,141
Italcementi SpA		992	12,288
Lottomatica SpA		894	23,410
Luxottica Group SpA		2,714	62,445
Mediaset SpA		13,265	84,245
Mediobanca SpA	†	7,721	104,796
Mediolanum SpA		3,095	14,178
Parmalat SpA		23,969	56,577
Pirelli & C SpA		39,884	23,533
Prysmian SpA		1,905	37,473
Saipem SpA		3,909	116,961
Snam Rete Gas SpA	†	14,205	85,846
Telecom Italia RNC		100,213	113,596
Telecom Italia SpA		157,422	234,287
Terna Rete Elettrica Nazionale SpA		24,044	88,397
UniCredit SpA		183,799	687,288
Unione di Banche Italiane SCPA		10,800	236,593
Unipol Gruppo Finanziario SpA		21,870	46,930
			5,965,549
Japan—21.8%
77 Bank Ltd. (The)		8,000	40,339
Acom Co. Ltd.	†	960	32,809
Advantest Corp.	†	2,400	50,749
Aeon Co. Ltd.		9,500	97,060
Aeon Credit Service Co. Ltd.		900	9,186
Aeon Mall Co. Ltd.		600	17,883
Aiful Corp.	†	2,075	16,055
Aisin Seiki Co. Ltd.		3,200	78,368
Ajinomoto Co., Inc.		11,000	104,839
Alfresa Holdings Corp.		700	33,886
All Nippon Airways Co. Ltd.	†	9,000	32,061
Alps Electric Co. Ltd.	†	2,000	15,656
Amada Co. Ltd.		5,000	27,459
Aozora Bank Ltd.		6,000	9,406
Asahi Breweries Ltd.	†	7,600	133,202
Asahi Glass Co. Ltd.		16,000	140,650
Asahi Kasei Corp.		18,000	75,733
Asics Corp.		4,000	31,096
Astellas Pharma, Inc.		8,275	347,709
Bank of Kyoto Ltd. (The)	†	4,000	40,825
Bank of Yokohama Ltd. (The)		21,000	104,022
Benesse Corp.		900	36,760
Bridgestone Corp.		10,200	193,101
Brother Industries Ltd.		2,300	24,353
Canon Marketing Japan, Inc.	†	900	13,786
Canon, Inc.		17,200	652,067
Casio Computer Co. Ltd.		4,500	42,250
Central Japan Railway Co.		26	245,168
Chiba Bank Ltd. (The)		14,000	73,404
Chubu Electric Power Co., Inc.		11,400	268,616
Chugai Pharmaceutical Co. Ltd.		4,500	73,330
Chugoku Bank Ltd. (The)	†	2,000	27,909
Chugoku Electric Power Co., Inc. (The)		4,000	82,006
Chuo Mitsui Trust Holdings, Inc.		13,000	70,183
Citizen Holdings Co. Ltd.		4,700	32,575
Coca-Cola West Holdings Co. Ltd.		1,200	27,116
Cosmo Oil Co. Ltd.		12,000	28,464
Credit Saison Co. Ltd.		2,400	39,444
CSK Holdings Corp.	†	800	11,691
Dai Nippon Printing Co. Ltd.		11,000	148,372
Daicel Chemical Industries Ltd.		3,000	13,496
Daido Steel Co. Ltd.	†	4,000	21,170
Daihatsu Motor Co. Ltd.		3,000	32,821
Daiichi Sankyo Co. Ltd.		11,702	$301,519
Daikin Industries Ltd.	†	4,200	141,658
Daito Trust Construction Co. Ltd.		1,600	59,508
Daiwa House Industry Co. Ltd.		9,000	86,045
Daiwa Securities Group, Inc.		22,000	160,242
Dena Co. Ltd.		5	20,146
Denki Kagaku Kogyo K K		6,000	15,785
Denso Corp.		7,900	193,770
Dentsu, Inc.	†	33	66,368
DIC Corp.		14,000	26,515
Dowa Holdings Co., Ltd.		3,000	13,453
East Japan Railway Co.		53	395,255
Eisai Co. Ltd.		4,100	160,105
Electric Power Development Co. Ltd.		2,340	75,565
Elpida Memory, Inc.	*†	1,500	28,192
FamilyMart Co. Ltd.		600	25,388
Fanuc Ltd.		3,100	233,219
Fast Retailing Co. Ltd.	†	800	81,579
Fuji Electric Holdings Co. Ltd.		7,000	16,909
Fuji Heavy Industries Ltd.		7,000	35,458
FUJIFILM Holdings Corp.		8,500	219,138
Fujitsu Ltd.		30,000	168,659
Fukuoka Financial Group, Inc.	†	12,000	44,160
Furukawa Electric Co. Ltd.		8,000	35,327
Gunma Bank Ltd. (The)		5,000	28,512
Hachijuni Bank Ltd. (The)		6,000	31,829
Hakuhodo DY Holdings, Inc.		660	32,560
Hankyu Hanshin Holdings, Inc.		18,600	85,434
Haseko Corp.		17,000	12,209
Hikari Tsushin, Inc.		200	4,282
Hino Motors Ltd.		2,000	8,086
Hirose Electric Co. Ltd.	†	630	60,045
Hiroshima Bank Ltd. (The)		10,000	37,043
Hisamitsu Pharmaceutical Co., Inc.		800	35,014
Hitachi Chemical Co. Ltd.		2,300	30,864
Hitachi Construction Machinery Co. Ltd.	†	2,000	49,433
Hitachi High-Technologies Corp.		700	13,881
Hitachi Ltd.		55,000	371,304
Hitachi Metals Ltd.	†	3,000	35,856
Hokkaido Electric Power Co., Inc.		3,000	62,641
Hokuhoku Financial Group, Inc.		19,000	42,400
Hokuriku Electric Power Co.		2,400	57,751
Honda Motor Co. Ltd.		26,300	797,752
HOYA Corp.		7,100	140,848
Ibiden Co. Ltd.		2,200	53,557
Idemitsu Kosan Co. Ltd.		200	16,198
IHI Corp.		21,000	32,998
INPEX Holdings, Inc.		14	118,978
Isetan Mitsukoshi Holdings Ltd.	*†	5,940	69,695
Isuzu Motors Ltd.		18,000	50,023
Ito En Ltd.	†	800	10,384
ITOCHU Corp.		25,000	150,604
Itochu Techno-Solutions Corp.		300	7,642
Iyo Bank Ltd. (The)		3,000	32,703
J. Front Retailing Co. Ltd.		8,600	49,614
Jafco Co. Ltd.		400	15,077
Japan Airlines Corp.	*	14,000	28,827
Japan Petroleum Exploration Co.		500	25,666
Japan Prime Realty Investment Corp. REIT		12	28,453
Japan Real Estate Investment Corp. REIT		6	48,416
Japan Retail Fund Investment Corp. REIT		4	16,446
Japan Steel Works Ltd. (The)		6,000	74,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Japan Tobacco, Inc.		73	$275,143
JFE Holdings, Inc.		8,400	260,536
JGC Corp.		3,000	48,130
Joyo Bank Ltd. (The)		14,000	63,734
JS Group Corp.		4,900	61,686
JSR Corp.		3,800	50,675
JTEKT Corp.		3,700	42,216
Jupiter Telecommunications Co. Ltd.		23	16,560
Kajima Corp.	†	12,000	36,251
Kamigumi Co. Ltd.		5,000	37,560
Kaneka Corp.		6,000	33,146
Kansai Electric Power Co., Inc. (The)		12,600	280,331
Kansai Paint Co. Ltd.		2,000	12,405
Kao Corp.		8,000	214,540
Kawasaki Heavy Industries Ltd.		30,000	64,008
Kawasaki Kisen Kaisha Ltd.		9,000	55,680
KDDI Corp.		46	260,575
Keihin Electric Express Railway Co. Ltd.	†	7,000	45,881
Keio Corp.	†	12,000	64,624
Keisei Electric Railway Co. Ltd.		7,000	38,540
Keyence Corp.		630	125,674
Kikkoman Corp.		2,000	27,090
Kinden Corp.		1,000	9,526
Kintetsu Corp.	†	30,000	104,546
Kirin Holdings Co. Ltd.		13,000	170,807
Kobe Steel Ltd.		46,000	92,565
Komatsu Ltd.		15,000	245,573
Konami Corp.		1,200	30,195
Konica Minolta Holdings, Inc.		7,500	85,716
Kubota Corp.	†	19,000	119,842
Kuraray Co. Ltd.	†	7,000	69,582
Kurita Water Industries Ltd.		1,500	35,133
Kyocera Corp.		2,600	197,355
kyowa Hakko Kogyo Co. Ltd.		4,000	42,068
Kyushu Electric Power Co., Inc.		6,000	125,068
Lawson, Inc.		800	36,892
Leopalace21 Corp.		2,400	18,558
Mabuchi Motor Co. Ltd.		400	18,189
Makita Corp.		2,100	43,019
Marubeni Corp.		27,000	122,391
Marui Group Co. Ltd.	†	4,000	29,872
Matsushita Electric Industrial Co. Ltd.		30,000	517,186
Matsushita Electric Works Ltd.		7,000	62,164
Mazda Motor Corp.		12,000	48,870
Mediceo Paltac Holdings Co. Ltd.		2,100	25,691
Meiji Dairies Corp.	†	6,000	32,077
Minebea Co. Ltd.		5,000	18,753
Mitsubishi Chemical Holdings Corp.		22,000	116,286
Mitsubishi Corp.		22,300	465,181
Mitsubishi Electric Corp.		30,000	202,412
Mitsubishi Estate Co. Ltd.		19,000	374,398
Mitsubishi Gas Chemical Co., Inc.	†	7,000	33,854
Mitsubishi Heavy Industries Ltd.		51,000	221,518
Mitsubishi Logistics Corp.	†	3,000	38,012
Mitsubishi Materials Corp.		18,000	56,538
Mitsubishi Motors Corp.	*†	52,000	87,625
Mitsubishi Rayon Co. Ltd.	†	10,000	24,765
Mitsubishi Tanabe Pharma Corp.		4,000	55,592
Mitsubishi UFJ Financial Group, Inc.		167,440	1,460,119
Mitsubishi UFJ Lease & Finance Co. Ltd.		710	$23,234
Mitsui & Co. Ltd.		28,000	347,601
Mitsui Chemicals, Inc.		13,000	57,311
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	22,867
Mitsui Fudosan Co. Ltd.		14,000	270,507
Mitsui Mining & Smelting Co. Ltd.	†	12,000	28,009
Mitsui OSK Lines Ltd.		18,000	156,390
Mitsui Sumitomo Insurance Group Holdings, Inc.		6,300	214,562
Mitsumi Electric Co. Ltd.		1,700	43,168
Mizuho Financial Group, Inc.	†	157	686,584
Mizuho Trust & Banking Co. Ltd.	†	18,000	24,697
Murata Manufacturing Co. Ltd.	†	3,600	145,334
Namco Bandai Holdings, Inc.		4,150	45,623
NEC Corp.		34,000	145,320
NEC Electronics Corp.	*†	300	6,268
NGK Insulators Ltd.		5,000	61,212
NGK Spark Plug Co. Ltd.		2,000	19,470
NHK Spring Co. Ltd.		2,000	11,092
Nidec Corp.		2,000	123,037
Nikon Corp.	†	6,000	143,934
Nintendo Co. Ltd.		1,600	678,678
Nippon Building Fund, Inc. REIT		7	67,670
Nippon Electric Glass Co. Ltd.		6,500	58,880
Nippon Express Co. Ltd.	†	14,000	62,499
Nippon Meat Packers, Inc.		2,000	30,328
Nippon Mining Holdings, Inc.	†	16,000	64,448
Nippon Oil Corp.		21,000	105,749
Nippon Paper Group, Inc.		15	43,836
Nippon Sheet Glass Co. Ltd.	†	8,000	41,431
Nippon Steel Corp.		87,000	328,438
Nippon Telegraph & Telephone Corp.		83	370,466
Nippon Yusen K.K.	†	18,000	117,335
Nipponkoa Insurance Co. Ltd.		9,000	50,587
Nishi-Nippon City Bank Ltd. (The)	†	16,000	39,952
Nissan Chemical Industries Ltd.		2,000	18,365
Nissan Motor Co. Ltd.	†	36,800	248,834
Nisshin Seifun Group, Inc.		2,200	29,615
Nisshin Steel Co. Ltd.		15,000	29,017
Nisshinbo Industries, Inc.		2,000	19,504
Nissin Food Products Co. Ltd.	†	2,000	71,281
Nitori Co. Ltd.		300	17,824
Nitto Denko Corp.		2,800	71,234
NOK Corp.	†	1,400	15,695
Nomura Holdings, Inc.		29,000	378,453
Nomura Real Estate Holdings, Inc.	†	600	14,292
Nomura Real Estate Office Fund, Inc. REIT		5	34,167
Nomura Research Institute Ltd.		2,250	46,308
NSK Ltd.		7,000	40,438
NTN Corp.	†	9,000	46,771
NTT Data Corp.		20	79,070
NTT DoCoMo, Inc.		257	411,379
NTT Urban Development Corp.		24	29,184
Obayashi Corp.		11,000	55,628
Obic Co. Ltd.		100	16,319
Odakyu Electric Railway Co. Ltd.	†	9,000	66,617
OJI Paper Co. Ltd.		16,000	80,440
OKUMA Corp.		2,000	11,605
Olympus Corp.	†	4,000	116,911

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Omron Corp.		4,100	$63,641
Ono Pharmaceutical Co. Ltd.	†	1,300	60,059
Onward Holdings Co. Ltd.		2,000	20,917
Oracle Corp. Japan	†	300	13,654
Oriental Land Co. Ltd.	†	700	47,455
ORIX Corp.		1,530	191,568
Osaka Gas Co. Ltd.		35,000	120,516
OSAKA Titanium Technologies Co.	†	200	6,657
Otsuka Corp.		200	13,052
Pioneer Corp.		2,000	13,192
Promise Co. Ltd.	†	1,060	20,511
Rakuten, Inc.		94	53,042
Resona Holdings, Inc.	†	94	126,809
Ricoh Co. Ltd.		12,000	168,732
Rohm Co. Ltd.	†	1,500	82,505
Sankyo Co. Ltd.		600	30,456
Santen Pharmaceutical Co. Ltd.	†	700	17,794
Sanyo Electric Co. Ltd.	*†	21,000	36,462
Sapporo Hokuyo Holdings, Inc.	†	4	20,024
Sapporo Holdings Ltd.		4,000	29,704
SBI Holdings, Inc.		199	29,791
Secom Co. Ltd.		3,500	145,802
Sega Sammy Holdings, Inc.	†	4,348	39,331
Seiko Epson Corp.		1,800	41,860
Sekisui Chemical Co. Ltd.		8,000	47,556
Sekisui House Ltd.		8,000	73,448
Seven & I Holdings Co. Ltd.		14,240	409,114
Sharp Corp.		17,000	185,760
Shikoku Electric Power Co., Inc.		2,700	67,815
Shimadzu Corp.		3,000	24,310
Shimamura Co. Ltd.	†	500	33,530
Shimano, Inc.	†	1,000	34,426
Shimizu Corp.	†	10,000	47,636
Shin-Etsu Chemical Co. Ltd.		6,700	318,590
Shinko Electric Industries Co. Ltd.		800	7,572
Shinko Securities Co. Ltd.		13,000	36,706
Shinsei Bank Ltd.		25,000	76,895
Shionogi & Co. Ltd.		4,000	81,018
Shiseido Co. Ltd.	†	6,000	134,361
Shizuoka Bank Ltd. (The)		11,000	108,302
Showa Denko K.K.		22,000	46,388
Showa Shell Sekiyu K.K.		2,900	28,245
SMC Corp.		900	93,769
Softbank Corp.		12,200	158,986
Sojitz Corp.		17,200	39,865
Sompo Japan Insurance, Inc.		14,000	118,828
Sony Corp.		17,000	524,239
Sony Financial Holdings, Inc.	†	18	70,869
Stanley Electric Co. Ltd.		2,500	36,675
Sumco Corp.		1,900	30,073
Sumitomo Chemical Co. Ltd.		24,000	106,022
Sumitomo Corp.		18,000	167,829
Sumitomo Electric Industries Ltd.		12,600	137,141
Sumitomo Heavy Industries Ltd.		10,000	47,678
Sumitomo Metal Industries Ltd.		61,000	189,109
Sumitomo Metal Mining Co. Ltd.	†	9,000	90,196
Sumitomo Mitsui Financial Group, Inc.		108	677,124
Sumitomo Realty & Development Co. Ltd.		6,000	130,672
Sumitomo Rubber Industries, Inc.		1,900	16,927
Sumitomo Trust & Banking Co. Ltd. (The)		22,000	146,574
Suruga Bank Ltd.		4,000	$46,559
Suzuken Co. Ltd.		960	29,173
Suzuki Motor Corp.		5,300	98,205
T&D Holdings, Inc.		3,200	169,029
Taiheiyo Cement Corp.		15,000	21,869
Taisei Corp.		22,000	57,415
Taisho Pharmaceutical Co. Ltd.		2,300	45,619
Taiyo Nippon Sanso Corp.		6,000	47,533
Takashimaya Co. Ltd.	†	6,000	52,279
Takeda Pharmaceutical Co. Ltd.	†	13,620	685,775
Takefuji Corp.	†	2,390	31,101
TDK Corp.		2,000	100,172
Teijin Ltd.	†	13,000	39,063
Terumo Corp.		2,800	146,060
THK Co. Ltd.	†	1,600	24,896
Tobu Railway Co. Ltd.	†	13,000	63,036
Toho Co. Ltd.	†	1,400	29,298
Toho Gas Co. Ltd.		5,000	27,577
Toho Titanium Co. Ltd.	†	300	4,642
Tohoku Electric Power Co., Inc.	†	7,700	165,508
Tokai Rika Co. Ltd.		700	8,891
Tokio Marine Holdings, Inc.		11,300	414,866
Tokuyama Corp.		3,000	17,407
Tokyo Broadcasting System, Inc.		200	3,433
Tokyo Electric Power Co., Inc. (The)		20,000	492,089
Tokyo Electron Ltd.		3,000	135,754
Tokyo Gas Co. Ltd.		36,000	150,209
Tokyo Steel Manufacturing Co. Ltd.		1,300	14,364
Tokyo Tatemono Co. Ltd.	†	4,000	19,022
Tokyu Corp.		17,000	81,219
Tokyu Land Corp.		9,000	33,454
TonenGeneral Sekiyu K.K.	†	6,000	49,280
Toppan Printing Co. Ltd.		8,000	62,390
Toray Industries, Inc.		19,000	89,201
Toshiba Corp.		50,000	218,063
Tosoh Corp.		9,000	26,558
TOTO Ltd.	†	3,000	22,185
Toyo Seikan Kaisha Ltd.		3,300	50,657
Toyo Suisan Kaisha Ltd.		1,000	25,351
Toyoda Gosei Co. Ltd.		900	15,292
Toyota Boshoku Corp.		1,400	15,477
Toyota Industries Corp.		2,700	68,139
Toyota Motor Corp.		44,600	1,906,762
Toyota Tsusho Corp.		4,300	56,336
Trend Micro, Inc.	†	2,000	75,805
Ube Industries Ltd.		19,000	51,230
Unicharm Corp.		500	38,382
UNY Co. Ltd.		2,000	20,352
Ushio, Inc.		2,600	42,839
USS Co. Ltd.		200	12,863
West Japan Railway Co.		30	128,474
Yahoo! Japan Corp.	†	237	77,586
Yakult Honsha Co. Ltd.	†	1,900	58,547
Yamada Denki Co. Ltd.		1,400	106,118
Yamaguchi Financial Group, Inc.		2,000	24,407
Yamaha Corp.		3,700	63,091
Yamaha Motor Co. Ltd.		2,900	39,608
Yamato Holdings Co. Ltd.		7,000	78,401
Yamato Kogyo Co. Ltd.	†	700	24,459
Yamazaki Baking Co. Ltd.		1,000	12,128
Yaskawa Electric Corp.		5,000	28,471
Yokogawa Electric Corp.		3,400	21,588
			35,810,391

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jersey, Channel Islands—0.0%
Atrium European Real Estate Ltd.	*	5,430	$40,910
Luxembourg—0.5%
ArcelorMittal		14,197	719,178
Millicom International Cellular SDR		1,019	70,363
Oriflame Cosmetics SA SDR	†	337	15,612
SES SA		4,413	91,352
			896,505
Netherlands—4.3%
Aegon NV		21,322	188,642
Akzo Nobel NV		4,069	195,348
ASML Holding NV		7,336	128,208
Corio NV REIT		518	36,803
European Aeronautic Defence and Space Co. NV		5,785	98,719
Fugro NV		1,178	69,564
Heineken Holding NV, Class A		1,582	62,108
Heineken NV		4,091	164,366
ING Groep NV		30,926	662,985
James Hardie Industries NV		6,561	26,734
Koninklijke Ahold NV		19,434	224,496
Koninklijke Boskalis Westminster NV		621	29,436
Koninklijke DSM NV		2,207	104,390
Koninklijke KPN NV		29,599	427,467
Koninklijke Philips Electronics NV		17,502	474,874
Randstad Holding NV		1,746	45,910
Reed Elsevier NV		11,277	167,294
Royal Dutch Shell plc, Class A		57,825	1,670,011
Royal Dutch Shell plc, Class B		44,762	1,257,491
SBM Offshore NV		2,337	50,031
SNS Reaal	†	1,725	19,686
TNT NV		6,285	174,137
TomTom NV	*†	1,191	21,904
Unilever NV		26,440	744,257
Wolters Kluwer NV		4,949	100,307
			7,145,168
New Zealand—0.1%
Auckland International Airport Ltd.		8,084	10,623
Contact Energy Ltd.		5,052	26,746
Fletcher Building Ltd.		10,277	46,427
Sky City Entertainment Group Ltd.		8,062	20,022
Telecom Corp of New Zealand Ltd.	†	27,345	50,585
			154,403
Norway—0.8%
Aker Solutions ASA	†	3,235	52,386
DnB NOR ASA		13,364	103,675
Norsk Hydro ASA		11,436	77,367
Orkla ASA	†	14,782	136,030
Petroleum Geo-Services ASA	*†	2,899	38,308
Renewable Energy Corp. AS	*†	2,650	49,122
StatoilHydro ASA		20,169	479,283
Storebrand ASA		6,908	41,057
Telenor ASA		12,825	159,703
Yara International ASA	†	3,275	116,557
			1,253,488
Portugal—0.3%
Banco BPI SA (Registered)		2,502	$7,781
Banco Comercial Portugues SA (Registered)	†	34,512	56,458
Banco Espirito Santo SA (Registered)		3,113	38,600
Brisa	†	6,944	69,069
Cimpor Cimentos de Portugal SGPS SA	†	1,457	9,340
Energias de Portugal SA		31,876	133,778
Portugal Telecom SGPS SA (Registered)	†	11,716	117,817
Sonae SGPS SA		18,467	14,202
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	†	3,994	29,535
			476,580
Singapore—1.1%
Ascendas Real Estate Investment Trust REIT		7,300	9,644
CapitaCommercial Trust REIT		20,000	18,597
CapitaLand Ltd.		23,000	50,135
CapitaMall Trust REIT		22,000	35,084
City Developments Ltd.		10,000	62,531
ComfortDelgro Corp. Ltd.		37,000	38,952
Cosco Corp. Singapore Ltd.		18,000	19,318
DBS Group Holdings Ltd.		19,000	226,428
Fraser and Neave Ltd.		10,000	25,082
Golden Agri-Resources Ltd.		83,000	18,506
Jardine Cycle & Carriage Ltd.		1,000	11,000
Keppel Corp. Ltd.		20,000	110,516
Keppel Land Ltd.		4,000	7,989
Neptune Orient Lines Ltd.		4,000	5,101
Olam International Ltd.		6,600	8,418
Oversea-Chinese Banking Corp.		40,600	204,989
Parkway Holdings Ltd.		15,000	19,870
SembCorp Industries Ltd.		10,340	23,688
SembCorp Marine Ltd.		21,000	44,645
Singapore Airlines Ltd.		8,400	84,386
Singapore Exchange Ltd.		15,000	65,343
Singapore Press Holdings Ltd.		24,500	68,354
Singapore Technologies Engineering Ltd.		26,000	49,374
Singapore Telecommunications Ltd.		135,159	308,937
United Overseas Bank Ltd.		20,000	239,097
UOL Group Ltd.		13,000	22,992
Venture Corp. Ltd.		5,000	27,202
Wilmar International Ltd.		10,000	17,734
			1,823,912
Spain—4.2%
Abertis Infraestructuras SA		4,221	83,083
Acciona SA		445	67,822
Acerinox SA	†	2,413	43,221
ACS Actividades de Construccion y Servicios SA	†	3,374	136,595
Banco Bilbao Vizcaya Argentaria SA		59,424	960,929
Banco de Sabadell SA	†	13,655	106,128
Banco Popular Espanol SA	†	13,647	162,556
Banco Santander SA		102,370	1,534,969
Bankinter SA		3,604	45,303
Cintra Concesiones de Infraestructuras de Transporte SA	†	2,974	34,953
Criteria Caixacorp SA		11,251	54,094
Enagas		2,796	60,293

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fomento de Construcciones y Contratas SA		687	$31,036
Gamesa Corp. Tecnologica SA		2,739	93,843
Gas Natural SDG SA	†	1,797	66,703
Gestevision Telecinco SA		2,112	21,585
Grifols SA		1,686	43,080
Grupo Ferrovial SA	†	1,190	54,704
Iberdrola Renovables SA	*	11,579	50,594
Iberdrola SA		57,473	583,866
Iberia Lineas Aereas de Espana		9,947	24,213
Inditex SA		3,636	153,853
Indra Sistemas SA	†	1,576	37,556
Mapfre SA		13,081	57,182
Promotora de Informaciones SA	†	1,051	7,097
Red Electrica SA		2,045	104,134
Repsol YPF SA		12,303	364,611
Sacyr Vallehermoso SA	†	1,382	22,935
Telefonica SA		70,126	1,667,426
Union Fenosa SA		5,085	124,318
Zardoya Otis SA	†	2,751	60,054
			6,858,736
Sweden—2.0%
Alfa Laval AB		5,944	61,509
Assa Abloy AB, Class B		4,945	59,882
Atlas Copco AB, Class A	†	11,228	127,561
Atlas Copco AB, Class B		6,758	68,281
Boliden AB		4,792	20,153
Electrolux AB, Series B	†	4,438	51,920
Getinge AB, Class B	†	3,096	63,813
Hennes & Mauritz AB, Class B	†	8,223	336,697
Holmen AB, Class B	†	741	24,111
Husqvarna AB, Class B		3,553	26,724
Investor AB, Class B		6,722	125,876
Lundin Petroleum AB	*	2,845	23,770
Modern Times Group AB, Class B		680	24,496
Nordea Bank AB		34,197	408,276
Sandvik AB		16,020	169,718
Scania AB, Class B		5,968	73,503
Securitas AB, Class B		6,443	72,574
Skandinaviska Enskilda Banken AB, Class A		7,991	124,637
Skanska AB, Class B		5,991	68,191
SKF AB, Class B		6,189	79,067
Ssab Svenskt Stal AB, Series A		2,460	39,117
Ssab Svenskt Stal AB, Series B		669	9,243
Svenska Cellulosa AB, Class B		8,753	92,724
Svenska Handelsbanken AB, Class A		7,663	171,622
Swedbank AB, Class A	†	5,327	69,643
Swedish Match AB		4,102	71,704
Tele2 AB, Class B		4,495	51,298
Telefonaktiebolaget LM Ericsson, Class B		47,778	453,738
TeliaSonera AB		34,854	198,076
Volvo AB, Class B		17,694	159,858
			3,327,782
Switzerland—7.9%
ABB Ltd. (Registered)	*	35,916	695,996
Actelion Ltd. (Registered)	*	1,353	69,718
Adecco SA (Registered)		2,218	96,353
Aryzta AG	*	1,296	52,453
Baloise Holding AG (Registered)		677	46,222
Compagnie Financiere Richemont SA (Bearer), Class A		8,353	$369,064
Credit Suisse Group AG (Registered)		16,887	788,656
EFG International AG		542	15,648
Geberit AG (Registered)		650	79,715
Givaudan SA (Registered)		95	79,349
Holcim Ltd. (Registered)		3,416	250,363
Julius Baer Holding AG (Registered)		3,520	175,051
Kuehne + Nagel International AG (Registered)	†	1,071	71,460
Lindt & Spruengli AG		17	41,450
Logitech International SA (Registered)	*	2,953	67,408
Lonza Group AG (Registered)	†	741	92,974
Nestle SA (Registered)		64,248	2,776,640
Nobel Biocare Holding AG (Registered)		2,035	68,068
Novartis AG (Registered)		38,495	2,026,745
OC Oerlikon Corp. AG (Registered)	*†	92	18,224
Pargesa Holding SA (Bearer)		356	30,639
Roche Holding AG (Genusschein)		11,501	1,800,389
Schindler Holding AG (Bearer Participation Certificates)		697	41,958
SGS SA (Registered)		84	98,860
Sonova Holding AG		891	58,091
STMicroelectronics NV		12,142	123,123
Straumann Holding AG (Registered)		152	42,115
Sulzer AG (Registered)		434	46,176
Swatch Group AG (The) (Bearer)		499	92,108
Swatch Group AG (The) (Registered)		698	23,388
Swiss Life Holding AG	*	529	76,803
Swiss Reinsurance (Registered)		5,705	316,659
Swisscom AG (Registered)		356	106,094
Syngenta AG (Registered)		1,735	365,884
Synthes, Inc.		987	136,544
UBS AG (Registered)	*	47,815	817,275
Xstrata plc		10,638	331,529
Zurich Financial Services AG (Registered)		2,367	655,471
			13,044,663
United Kingdom—19.0%
3i Group plc		6,812	86,252
Acergy SA		2,569	25,970
Alliance & Leicester plc		4,938	24,075
AMEC plc		4,597	52,729
Anglo American plc		21,501	726,296
Antofagasta plc		5,660	41,115
Associated British Foods plc		5,113	64,883
AstraZeneca plc (London Exchange)		23,662	1,035,437
Aviva plc		43,493	378,312
BAE Systems plc		56,328	415,246
Balfour Beatty plc		8,544	46,423
Barclays plc		131,283	780,010
Berkeley Group Holdings plc	*	994	13,582
BG Group plc		54,486	988,161
BHP Billiton plc		35,798	810,975
BP plc		308,375	2,568,238
British Airways plc		10,357	31,597
British American Tobacco plc		24,283	792,774
British Energy Group plc		16,175	219,798

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
British Land Co. plc REIT	9,097	$122,706
British Sky Broadcasting Group plc	18,337	136,426
BT Group plc	125,310	363,280
Bunzl plc	6,330	74,469
Burberry Group plc	5,836	41,267
Cable & Wireless plc	41,185	122,305
Cadbury plc	20,933	211,715
Cairn Energy plc *	1,827	68,192
Capita Group plc (The)	10,792	134,314
Carnival plc	2,625	78,238
Carphone Warehouse Group plc	9,216	28,463
Centrica plc	58,325	328,181
Cobham plc	22,875	77,759
Compass Group plc	31,270	193,937
Daily Mail & General Trust, Class A	5,678	32,768
Diageo plc	41,473	707,507
Drax Group plc	4,287	57,723
Enterprise Inns plc	10,091	32,585
Eurasian Natural Resources Corp.	5,453	49,655
Firstgroup plc	6,943	66,283
Friends Provident plc	34,247	58,248
G4S plc	21,040	76,085
GKN plc	12,327	43,783
GlaxoSmithKline plc	89,233	1,933,027
Hammerson plc REIT	4,335	76,426
Hays plc	22,745	32,935
HBOS plc	86,549	196,361
Home Retail Group plc	15,769	66,455
HSBC Holdings plc	196,984	3,186,859
ICAP plc	8,924	57,560
IMI plc	4,190	28,271
Imperial Tobacco Group plc	16,461	528,411
Inchcape plc	8,732	29,497
Intercontinental Hotels Group plc	4,710	58,356
International Power plc	24,040	155,555
Invensys plc *	15,349	57,032
Investec plc	7,041	38,471
ITV plc	54,763	41,126
J. Sainsbury plc	16,294	102,189
Johnson Matthey plc	3,762	91,519
Kazakhmys plc	2,945	30,928
Kingfisher plc	35,258	84,053
Ladbrokes plc	10,175	34,361
Land Securities Group plc REIT	8,073	182,333
Legal & General Group plc	93,245	168,282
Liberty International plc REIT	4,854	83,934
Lloyds TSB Group plc	96,502	387,774
Logica plc	23,317	45,620
London Stock Exchange Group plc	2,311	36,594
Lonmin plc	2,297	93,945
Man Group plc	27,453	167,762
Marks & Spencer Group plc	27,328	99,820
Meggitt plc	11,533	38,807
Mitchells & Butlers plc	6,684	26,499
Mondi plc	6,179	28,838
National Express Group plc	2,122	30,685
National Grid plc	41,135	522,131
Next plc	2,866	52,844
Old Mutual plc	78,626	110,054
Pearson plc	12,875	139,485
Persimmon plc	4,747	34,540
Prudential plc	39,167	357,124
Reckitt Benckiser Group plc	9,753	472,873
Reed Elsevier plc	17,798	177,228
Rentokil Initial plc	31,388	38,943
Rexam plc	9,593	$68,157
Rio Tinto plc	16,282	1,021,847
Rolls-Royce Group plc *	29,035	175,806
Royal Bank of Scotland Group plc	266,363	859,265
RSA Insurance Group plc	54,123	144,705
SABMiller plc	14,580	284,670
Sage Group plc (The)	23,751	83,191
Schroders plc	2,678	49,404
Scottish & Southern Energy plc	13,822	351,712
Segro plc REIT	6,198	46,730
Serco Group plc	9,839	64,168
Severn Trent plc	4,129	100,189
Shire Ltd.	8,436	133,400
Smith & Nephew plc	14,645	154,672
Smiths Group plc	6,367	115,455
Stagecoach Group plc	7,725	35,106
Standard Chartered plc	22,635	556,947
Standard Life plc	35,072	152,896
Tate & Lyle plc	8,459	58,113
Tesco plc	127,520	886,900
Thomas Cook Group plc	10,332	40,997
Thomson Reuters plc	3,300	73,739
Tomkins plc	18,433	51,467
TUI Travel plc	12,225	47,271
Tullow Oil plc	11,565	147,862
Unilever plc	20,946	569,539
United Business Media Ltd.	3,166	27,889
United Utilities Group plc	10,919	135,505
Vedanta Resources plc	2,066	43,304
Vodafone Group plc	870,098	1,921,551
Whitbread plc	2,750	52,013
William Hill plc	4,532	19,110
Wm. Morrison Supermarkets plc	36,417	169,354
Wolseley plc	11,133	84,150
WPP Group plc	18,522	149,816
		31,210,169
TOTAL COMMON STOCKS
(Cost $175,022,725)		160,232,706

CONVERTIBLE PREFERRED STOCKS—0.0%
Germany—0.0%
Bayerische Motoren Werke AG	620	19,015
Italy—0.0%
IFI-Istituto Finanziario Industriale SpA *	679	7,500
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $48,395)		26,515

PREFERRED STOCKS—0.4%
Germany—0.4%
Fresenius SE	1,113	81,000
Henkel AG & Co. KGaA	2,868	104,613
Porsche Automobil Holding SE	1,500	162,660
ProSiebenSat.1 Media AG	1,687	11,412
RWE AG	487	35,022
Volkswagen AG	1,699	211,517
		606,224
Italy—0.0%
Unipol Gruppo Finanziario SpA	16,591	28,185
TOTAL PREFERRED STOCKS
(Cost $636,342)		634,409

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
RIGHTS—0.0%
France—0.0%
Suez Environnement SA, Expires 10/22/2008	*
(Cost $—)		1	$6

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
0.866%	12/18/2008	‡‡	$140,000	139,918
0.070%	10/23/2008	‡‡	300,000	299,987
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $439,725)				439,905

CASH EQUIVALENTS—7.6%

		Shares	Value
Institutional Money Market Funds—7.1%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	10,488,642	10,488,642
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		1,154,528	1,154,528

			11,643,170

Coupon Rate	Maturity Date		Face	Value
Certificates of Deposit—0.5%
KBC Bank N.V.
4.250%	10/14/2008	††	$400,000	400,000
Societe Generale
4.180%	10/14/2008	††	399,305	399,305
				799,305
TOTAL CASH EQUIVALENTS
(Cost $12,442,475)				12,442,475
TOTAL INVESTMENTS—105.6%
(Cost $188,589,662)				173,776,016
Other assets less liabilities—(5.6%)				(9,165,694)
NET ASSETS—100.0%				$164,610,322

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

RNC	Risparmio Non-Convertible Savings Shares

SDR	Swedish Depository Receipt

VVPR	Verlaagde Vooheffing Precompte Reduit

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2008 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry (unaudited):
COMMON STOCKS
Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	7.5%
Pharmaceuticals	6.9%
Metals & Mining	4.8%
Insurance	4.7%
Electric Utilities	4.4%
Diversified Telecommunication Services	4.0%
Automobiles	3.5%
Food Products	3.4%
Chemicals	2.8%
Food & Staples Retailing	2.3%
Capital Markets	2.2%
Multi-Utilities	1.9%
Wireless Telecommunication Services	1.8%
Machinery	1.8%
Industrial Conglomerates	1.7%
Media	1.6%
Electrical Equipment	1.5%
Road & Rail	1.4%
Beverages	1.4%
Real Estate Investment Trusts (REIT)	1.3%
Real Estate Management & Development	1.3%
Diversified Financial Services	1.2%
Tobacco	1.1%
Communications Equipment	1.1%
Software	1.1%
Electronic Equipment, Instruments & Components	1.0%
Trading Companies & Distributors	1.0%
Household Durables	0.8%
Aerospace & Defense	0.8%
Commercial Services & Supplies	0.7%
Specialty Retail	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Office Electronics	0.6%
Auto Components	0.6%
Gas Utilities	0.6%
Hotels, Restaurants & Leisure	0.5%
Semiconductors & Semiconductor Equipment	0.5%
Construction & Engineering	0.5%
Health Care Equipment & Supplies	0.5%
Transportation Infrastructure	0.5%
Construction Materials	0.5%
Building Products	0.4%
Personal Products	0.4%
Marine	0.4%
Air Freight & Logistics	0.4%
Paper & Forest Products	0.4%
Household Products	0.4%
Professional Services	0.4%
IT Services	0.3%
Computers & Peripherals	0.3%
Energy Equipment & Services	0.3%
Multiline Retail	0.3%
Leisure Equipment & Products	0.2%
Biotechnology	0.2%
Airlines	0.2%
Health Care Providers & Services	0.2%
Independent Power Producers & Energy Traders	0.2%
Life Sciences Tools & Services	0.1%
Internet & Catalog Retail	0.1%
COMMON STOCKS—(Continued)
Water Utilities	0.1%
Consumer Finance	0.1%
Internet Software & Services	0.1%
Distributors	0.1%
Containers & Packaging	0.1%
97.3%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%
0.4%
TOTAL COMMON STOCKS/ PREFERRED STOCKS	97.7%
CASH EQUIVALENTS
Institutional Money Market Funds	7.1%
Certificates of Deposit	0.5%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.3%
TOTAL CASH EQUIVALENTS/ U.S. TREASURY OBLIGATIONS	7.9%
TOTAL INVESTMENTS	105.6%
Other assets less liabilities	(5.6)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,990,455	$38,148,754
Vantagepoint Diversified Assets Fund	3,044,171	29,010,948
Vantagepoint Equity Income Fund	3,597,445	28,563,715
Vantagepoint Growth & Income Fund	3,410,692	28,513,386
Vantagepoint Inflation Protected Securities Fund	2,617,712	26,203,299
Vantagepoint International Fund	1,573,300	13,766,373
Vantagepoint Low Duration Bond Fund	13,234,811	126,127,749
		290,334,224
TOTAL INVESTMENTS—100.0%
(Cost $312,664,756)		290,334,224
Other assets less liabilities—(0.0%)		(57,714)
NET ASSETS—100.0%		$290,276,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,722,190	$15,413,597
Vantagepoint Core Bond Index Fund Class I	11,377,721	108,771,016
Vantagepoint Diversified Assets Fund	5,499,984	52,414,846
Vantagepoint Equity Income Fund	7,220,501	57,330,778
Vantagepoint Growth & Income Fund	5,599,733	46,813,764
Vantagepoint Growth Fund	3,868,235	31,036,357
Vantagepoint Inflation Protected Securities Fund	3,414,368	34,177,823
Vantagepoint International Fund	4,601,142	40,259,988
Vantagepoint Low Duration Bond Fund	12,801,061	121,994,114
Vantagepoint Select Value Fund	1,924,312	15,606,173
		523,818,456
TOTAL INVESTMENTS—100.0%
(Cost $558,991,599)		523,818,456
Other assets less liabilities—(0.0%)		(79,424)
NET ASSETS—100.0%		$523,739,032

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,720,457	$69,098,092
Vantagepoint Core Bond Index Fund Class I	24,404,718	233,309,105
Vantagepoint Discovery Fund	4,801,748	37,405,615
Vantagepoint Diversified Assets Fund	13,429,683	127,984,877
Vantagepoint Equity Income Fund	19,303,603	153,270,605
Vantagepoint Growth & Income Fund	18,359,588	153,486,155
Vantagepoint Growth Fund	15,858,919	127,242,282
Vantagepoint Inflation Protected Securities Fund	5,152,237	51,573,893
Vantagepoint International Fund	16,971,764	148,502,937
Vantagepoint Low Duration Bond Fund	10,861,882	103,513,739
Vantagepoint Select Value Fund	8,614,114	69,860,464
		1,275,247,764
TOTAL INVESTMENTS—100.0%
(Cost $1,369,040,384)		1,275,247,764
Other assets less liabilities—(0.0%)		(137,389)
NET ASSETS—100.0%		$1,275,110,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	13,568,783	$121,440,604
Vantagepoint Core Bond Index Fund Class I	23,119,493	221,022,355
Vantagepoint Discovery Fund	8,201,861	63,892,496
Vantagepoint Diversified Assets Fund	15,267,823	145,502,350
Vantagepoint Equity Income Fund	23,781,745	188,827,057
Vantagepoint Growth & Income Fund	22,621,926	189,119,304
Vantagepoint Growth Fund	20,734,232	166,358,814
Vantagepoint International Fund	25,752,049	225,330,429
Vantagepoint Select Value Fund	15,138,392	122,772,362
		1,444,265,771
TOTAL INVESTMENTS—100.0%
(Cost $1,588,946,382)		1,444,265,771
Other assets less liabilities—(0.0%)		(150,739)
NET ASSETS—100.0%		$1,444,115,032

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,179,519	$46,356,695
Vantagepoint Discovery Fund	5,604,496	43,659,026
Vantagepoint Equity Income Fund	11,221,056	89,095,184
Vantagepoint Growth & Income Fund	10,079,797	84,267,105
Vantagepoint Growth Fund	10,431,607	83,696,840
Vantagepoint International Fund	10,964,091	95,935,793
Vantagepoint Select Value Fund	5,770,222	46,796,502
		489,807,145
TOTAL INVESTMENTS—100.0%
(Cost $602,068,178)		489,807,145
Other assets less liabilities—(0.0%)		(70,338)
NET ASSETS—100.0%		$489,736,807

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	566,230	$5,413,159
Vantagepoint Diversified Assets Fund	511,884	4,878,256
Vantagepoint Equity Income Fund	743,418	5,902,740
Vantagepoint Growth & Income Fund	705,059	5,894,291
Vantagepoint Inflation Protected Securities Fund	439,912	4,403,518
Vantagepoint International Fund	325,845	2,851,145
Vantagepoint Low Duration Bond Fund	2,067,022	19,698,724
		49,041,833
TOTAL INVESTMENTS—100.0%
(Cost $54,719,502)		49,041,833
Other assets less liabilities—(0.0%)		(17,646)
NET ASSETS—100.0%		$49,024,187

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	841,902	$8,048,588
Vantagepoint Diversified Assets Fund	762,697	7,268,505
Vantagepoint Equity Income Fund	1,274,153	10,116,775
Vantagepoint Growth & Income Fund	1,001,498	8,372,527
Vantagepoint Growth Fund	250,043	2,006,189
Vantagepoint Inflation Protected Securities Fund	583,010	5,835,933
Vantagepoint International Fund	605,510	5,298,214
Vantagepoint Low Duration Bond Fund	2,535,732	24,165,530
Vantagepoint Mid/Small Company Index Fund Class I	105,247	1,426,096
		72,538,357
TOTAL INVESTMENTS—100.1%
(Cost $82,000,659)		72,538,357
Other assets less liabilities—(0.1%)		(42,745)
NET ASSETS—100.0%		$72,495,612

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,094,045	$20,019,067
Vantagepoint Diversified Assets Fund	1,424,403	13,574,558
Vantagepoint Equity Income Fund	3,125,169	24,813,844
Vantagepoint Growth & Income Fund	1,753,087	14,655,809
Vantagepoint Growth Fund	1,224,824	9,827,236
Vantagepoint Inflation Protected Securities Fund	530,152	5,306,824
Vantagepoint International Fund	1,608,074	14,070,645
Vantagepoint Low Duration Bond Fund	2,522,527	24,039,687
Vantagepoint Mid/Small Company Index Fund Class I	606,678	8,220,481
		134,528,151
TOTAL INVESTMENTS—100.0%
(Cost $157,681,061)		134,528,151
Other assets less liabilities—(0.0%)		(46,070)
NET ASSETS—100.0%		$134,482,081

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,431,107	$23,241,383
Vantagepoint Diversified Assets Fund	1,295,307	12,344,276
Vantagepoint Equity Income Fund	3,298,876	26,193,072
Vantagepoint Growth & Income Fund	1,681,904	14,060,719
Vantagepoint Growth Fund	1,264,742	10,147,519
Vantagepoint International Fund	1,716,500	15,019,374
Vantagepoint Low Duration Bond Fund	1,045,555	9,964,140
Vantagepoint Mid/Small Company Index Fund Class I	802,865	10,878,820
		121,849,303
TOTAL INVESTMENTS—100.0%
(Cost $144,282,215)		121,849,303
Other assets less liabilities—(0.0%)		(45,565)
NET ASSETS—100.0%		$121,803,738

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,474,178	$14,093,146
Vantagepoint Diversified Assets Fund	946,641	9,021,486
Vantagepoint Equity Income Fund	2,587,359	20,543,630
Vantagepoint Growth & Income Fund	1,391,314	11,631,386
Vantagepoint Growth Fund	1,033,939	8,295,696
Vantagepoint International Fund	1,422,018	12,442,657
Vantagepoint Low Duration Bond Fund	287,451	2,739,409
Vantagepoint Mid/Small Company Index Fund Class I	746,982	10,121,609
		88,889,019
TOTAL INVESTMENTS—100.0%
(Cost $107,503,090)		88,889,019
Other assets less liabilities—(0.0%)		(43,899)
NET ASSETS—100.0%		$88,845,120

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	939,083	$8,977,629
Vantagepoint Diversified Assets Fund	585,087	5,575,880
Vantagepoint Equity Income Fund	2,128,532	16,900,540
Vantagepoint Growth & Income Fund	1,174,497	9,818,795
Vantagepoint Growth Fund	894,777	7,179,146
Vantagepoint International Fund	1,243,846	10,883,650
Vantagepoint Mid/Small Company Index Fund Class I	721,916	9,781,958
		69,117,598
TOTAL INVESTMENTS—100.1%
(Cost $84,789,117)		69,117,598
Other assets less liabilities—(0.1%)		(43,126)
NET ASSETS—100.0%		$69,074,472

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	475,921	$4,549,809
Vantagepoint Diversified Assets Fund	128,560	1,225,178
Vantagepoint Equity Income Fund	1,279,021	10,155,430
Vantagepoint Growth & Income Fund	702,534	5,873,187
Vantagepoint Growth Fund	566,500	4,545,252
Vantagepoint International Fund	771,960	6,754,654
Vantagepoint Mid/Small Company Index Fund Class I	504,967	6,842,305
		39,945,815
TOTAL INVESTMENTS—100.1%
(Cost $49,847,476)		39,945,815
Other assets less liabilities—(0.1%)		(40,306)
NET ASSETS—100.0%		$39,905,509

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	421,503	$4,029,572
Vantagepoint Equity Income Fund	1,278,488	10,151,196
Vantagepoint Growth & Income Fund	700,123	5,853,032
Vantagepoint Growth Fund	583,840	4,684,375
Vantagepoint International Fund	791,432	6,925,031
Vantagepoint Mid/Small Company Index Fund Class I	547,054	7,412,581
		39,055,787
TOTAL INVESTMENTS—100.1%
(Cost $49,215,887)		39,055,787
Other assets less liabilities—(0.1%)		(41,067)
NET ASSETS—100.0%		$39,014,720

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq National Market and Small Cap Market Securities traded primarily on the Nasdaq Stock Market, Inc. Exchange (“Nasdaq”)) held by each fund normally will be priced at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is Nasdaq are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies (“Valuation Procedures”) approved by The Vantagepoint Funds’ Board of Directors (“Board”). The valuation of certain foreign equity securities is described below.

Each Model Portfolio and Milestone’s net asset value (“NAV”) is calculated based upon the NAV’s of the underlying funds in which it invests.

The Money Market Fund invests all of its assets in the Institutional Class of the Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”). The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with The Vantagepoint Funds’ Valuation Procedures.

Recent Accounting Pronouncements

The Vantagepoint Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing each fund’s investment carried at value:

Assets Valuation Inputs

	Investments in Securities				Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Money Market	$—	$374,696,263	$—	$374,696,263	$—	$—	$—	$—
Low Duration Bond	—	508,526,755	—	508,526,755	—	152,387	—	152,387
Inflation Protected Securities	—	374,603,745	—	374,603,745	79,301	725,409	—	804,710
Asset Allocation	468,271,904	116,141,955	—	584,413,859	—	—	—	—
Equity Income	1,337,958,328	190,338,981	—	1,528,297,309	—	—	—	—
Growth & Income	875,126,571	71,591,431	—	946,718,002	—	—	—	—
Growth	1,767,662,506	247,609,606	—	2,015,272,112	—	—	—	—
Select Value	237,359,415	52,255,247	—	289,614,662	—	—	—	—
Aggressive Opportunities	824,197,878	246,032,254	—	1,070,230,132	—	—	—	—
Discovery	61,780,451	109,823,077	—	171,603,528	—	22,546	—	22,546
International	73,519,550	885,131,544	—	958,651,094	—	808,673	—	808,673
Diversified Assets	3,703,211	405,578,673	—	409,281,884	3,935,618	3,397,786	—	7,333,404
Core Bond Index	—	1,197,526,735	—	1,197,526,735	—	—	—	—
500 Stock Index	315,191,729	27,736,637	—	342,928,366	—	—	—	—
Broad Market Index	499,925,763	60,561,597	—	560,487,360	—	—	—	—
Mid/Small Company Index	187,255,725	43,429,810	—	230,685,535	—	—	—	—
Overseas Equity Index	—	173,776,016	—	173,776,016	18,180	85,560	—	103,740
Model Portfolio Savings Oriented	—	290,334,224	—	290,334,224	—	—	—	—
Model Portfolio Conservative Growth	—	523,818,456	—	523,818,456	—	—	—	—
Model Portfolio Traditional Growth	—	1,275,247,764	—	1,275,247,764	—	—	—	—
Model Portfolio Long-Term Growth	—	1,444,265,771	—	1,444,265,771	—	—	—	—
Model Portfolio All-Equity Growth	—	489,807,145	—	489,807,145	—	—	—	—
Milestone Retirement Income	—	49,041,833	—	49,041,833	—	—	—	—
Milestone 2010	—	72,538,357	—	72,538,357	—	—	—	—
Milestone 2015	—	134,528,151	—	134,528,151	—	—	—	—
Milestone 2020	—	121,849,303	—	121,849,303	—	—	—	—
Milestone 2025	—	88,889,019	—	88,889,019	—	—	—	—
Milestone 2030	—	69,117,598	—	69,117,598	—	—	—	—
Milestone 2035	—	39,945,815	—	39,945,815	—	—	—	—
Milestone 2040	—	39,055,787	—	39,055,787	—	—	—	—

*	Other financial instruments include written options, swaptions, futures, foreign currency contracts, and swaps.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Liabilities Valuation Inputs

	Investments in Securities				Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Money Market	$—	$—	$—	$—	$—	$—	$—	$—
Low Duration Bond	—	—	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	—	(633,421)	—	(633,421)
Asset Allocation	—	—	—	—	(6,152,580)	—	—	(6,152,580)
Equity Income	—	—	—	—	—	—	—	—
Growth & Income	—	—	—	—	—	—	—	—
Growth	—	—	—	—	—	—	—	—
Select Value	—	—	—	—	—	—	—	—
Aggressive Opportunities	—	—	—	—	—	—	—	—
Discovery	—	—	—	—	(3,825,692)	—	—	(3,825,692)
International	—	—	—	—	—	(1,217,291)	—	(1,217,291)
Diversified Assets	—	—	—	—	(4,765,539)	(8,179,048)	—	(12,944,587)
Core Bond Index	—	—	—	—	—	—	—	—
500 Stock Index	—	—	—	—	(256,065)	—	—	(256,065)
Broad Market Index	—	—	—	—	(200,069)	—	—	(200,069)
Mid/Small Company Index	—	—	—	—	(246,101)	—	—	(246,101)
Overseas Equity Index	—	—	—	—	(111,743)	(837)	—	(112,580)
Model Portfolio Savings Oriented	—	—	—	—	—	—	—	—
Model Portfolio Conservative Growth	—	—	—	—	—	—	—	—
Model Portfolio Traditional Growth	—	—	—	—	—	—	—	—
Model Portfolio Long-Term Growth	—	—	—	—	—	—	—	—
Model Portfolio All-Equity Growth	—	—	—	—	—	—	—	—
Milestone Retirement Income	—	—	—	—	—	—	—	—
Milestone 2010	—	—	—	—	—	—	—	—
Milestone 2015	—	—	—	—	—	—	—	—
Milestone 2020	—	—	—	—	—	—	—	—
Milestone 2025	—	—	—	—	—	—	—	—
Milestone 2030	—	—	—	—	—	—	—	—
Milestone 2035	—	—	—	—	—	—	—	—
Milestone 2040	—	—	—	—	—	—	—	—

*	Other financial instruments include written options, swaptions, futures, foreign forward currency contracts, and swaps.

At September 30, 2008, the funds did not hold any investment with significant unobservable inputs (Level 3).

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies were translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day until June 9, 2008. Effective June 9, 2008, investment securities and other assets and liabilities are translated into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Spot and Forward rates service as of 4:00 pm Eastern Time. This service is provided by The WM Company. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Options

Exchange traded options normally will be priced based on the last reported sale price on the exchange on which the security underlying the option is principally traded. Certain markets are not closed at valuation time. In these situations, a pricing service may provide snapshot prices. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options also normally will be priced by a pricing service at the mean between bid and asked quotations.

Futures

Futures contracts normally will be priced at the settlement prices established each day on the exchange on which they are traded, as provided by a pricing service.

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 P.M. EST.

Interest Rate Swaps (including Inflation Swaps)

Interest rate swaps normally will be priced based on a snapshot of the relevant country’s swap curve (Reuters, Bloomberg, and S&P are frequent sources) and a swap valuation model. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at fair value.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant country’s swap curve (Reuters, Bloomberg, and S&P are frequent sources), deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in an option valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at fair value.

Total Return Swaps

Total return swaps are normally priced based on cash flow forecasts for the reference entity (which may themselves be model-driven in the case of assets with embedded options), a credit default curve corresponding to the reference asset (if applicable), and a snapshot of the relevant interest rate swap curve. The valuation approach incorporates concepts and algorithms used in credit default swap and interest rate models. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at fair value.

Credit Default Swaps

Single-name credit default swaps (CDS) normally will be priced based on an issuer specified spread curve, constructed from actual and/or indicative broker-dealer CDS spreads, and a CDS valuation model. CDS indexes normally will be priced according to consensus broker-dealer indications. In the event a pricing service is unable to provide a price for a particular CDS, the CDS will be priced at fair value.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index, the Low Duration Bond, and Inflation Protected Securities Funds. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Low Duration Bond Fund. For the remaining funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, taxable over-distributions or returns of capital, and adjustments relating to dispositions of Real Estate Investment Trust and Passive Foreign Investment Company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect net investment income per share calculations.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income on gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The Company has adopted Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the adoption of FIN 48 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or expenses, were required as of June 30, 2008.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of September 30, 2008, the following funds had the following open futures contracts outstanding:

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Sold
58	CBT	U.S. 10 Year Treasury Note	December 2008	$6,648,250	$58,733
10	CBT	U.S. 30 Year Treasury Bond	December 2008	1,171,719	20,568
			Total Unrealized Appreciation		$79,301

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
1,321	CME	E-MINI S&P 500 Index	December 2008	$77,106,770	$(5,554,666)
29	CME	S&P 500 Index	December 2008	8,463,650	(597,914)
			Total Unrealized Depreciation		$(6,152,580)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
1,036	CME	E-MINI Russell 2000 Index	December 2008	$70,282,241	$(3,825,692)
			Total Unrealized Depreciation		$(3,825,692)

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
30	SGX	10 Year Mini-JGB	December 2008	$3,879,648	$(4,962)
150	EOE	Amsterdam Index	October 2008	13,994,236	(1,648,540)
148	EOP	CAC 40 Index	October 2008	8,428,977	(182,433)
56	EUX	DJ Euro STOXX 50 Index	December 2008	2,413,983	(60,851)
2	EUX	Euro Bund	December 2008	323,991	(429)
116	EUX	Euro-Schatz	December 2008	17,045,755	140,962
340	LIF	FTSE 100 Index	December 2008	30,060,243	(734,309)
36	HKG	Hang Seng Index	October 2008	4,191,659	(232,004)
54	MFM	IBEX 35 Index	October 2008	8,326,222	39,153
83	MIL	S&P/MIB Index	December 2008	15,006,712	(545,063)
55	MSE	S&P/TSX 60 Index	December 2008	7,318,863	(541,536)
127	SFE	SPI 200 Index	December 2008	11,754,870	(89,210)
10	TSE	TOPIX Index	December 2008	1,021,109	(121,938)
5	CBT	U.S. 2 Year Treasury Note	December 2008	1,067,188	3,203
141	CBT	U.S. 5 Year Treasury Note	December 2008	15,825,047	56,859
					$(3,921,098)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Sold
306	SFE	Australian Government 10 Year Bond	December 2008	$25,310,515	$(364,599)
39	MSE	Canadian Government 10 Year Bond	December 2008	4,293,756	61,324
97	EUX	DAX Index	December 2008	20,101,132	354,698
411	CME	E-MINI S&P 500 Index	December 2008	23,990,070	1,681,647
82	EUX	Euro Bund	December 2008	13,283,635	(97,240)
9	EUX	Euro-Schatz	December 2008	1,322,515	(1,792)
25	HKG	Hang Seng Index	October 2008	2,910,874	179,795
34	MFM	IBEX 35 Index	October 2008	5,242,436	27,231
10	TSE	Japanese Government 10 Year Bond	December 2008	12,932,161	(30,907)
319	SSE	OMX Stockholm 30 Index	October 2008	3,571,807	173,385
82	TSE	TOPIX Index	December 2008	8,373,090	806,832
147	CBT	U.S. 10 Year Treasury Note	December 2008	16,849,875	394,029
67	CBT	U.S. 2 Year Treasury Note	December 2008	14,300,313	(18,219)
11	CBT	U.S. 5 Year Treasury Note	December 2008	1,234,578	16,500
133	LIF	UK Gilt Long Bond	December 2008	26,518,322	(79,970)
					$3,102,714
			Total Unrealized Depreciation		$(818,384)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
116	CME	E-MINI S&P 500 Index	December 2008	$6,770,920	$(256,065)
			Total Unrealized Depreciation		$(256,065)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
11	CME	E-MINI Russell 2000 Index	December 2008	$746,240	$(28,271)
68	CME	E-MINI S&P 500 Index	December 2008	3,969,160	(171,798)
			Total Unrealized Depreciation		$(200,069)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Depreciation
Purchased
37	CME	E-MINI Russell 2000 Index	December 2008	$2,510,080	$(120,530)
35	CME	E-MINI S&P Mid 400 Index	December 2008	2,556,050	(125,571)
			Total Unrealized Depreciation		$(246,101)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
42	EUX	DJ Euro STOXX 50 Index	December 2008	$1,810,487	$18,180
13	LIF	FTSE 100 Index	December 2008	1,149,362	(16,669)
11	TSE	TOPIX Index	December 2008	1,123,219	(95,074)
			Total Unrealized Depreciation		$(93,563)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying currencies. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of September 30, 2008, the following funds had the following open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Sale Contracts
Euro	10/14/2008	$6,548,226	$6,486,795	$61,431
	10/15/2008	5,471,101	5,448,516	22,585
	11/12/2008	2,045,400	1,977,029	68,371
		Net Unrealized Gain on Forward Foreign Currency Contracts		$152,387

Inflation Protected Securities Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Sale Contracts
Euro	10/23/2008	$3,246,818	$3,150,495	$96,323
		Net Unrealized Gain on Forward Foreign Currency Contracts		$96,323

Discovery Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Sale Contracts
Euro	10/14/2008	$2,417,388	$2,394,842	$22,546
		Net Unrealized Gain on Forward Foreign Currency Contracts		$22,546

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	11/19/2008	$1,190,816	$1,085,135	$(105,681)
Canadian Dollar	10/01/2008	194,818	189,302	(5,516)
	10/03/2008	657,133	637,994	(19,139)
	11/05/2008	5,173,277	5,187,293	14,016
Swiss Franc	10/01/2008	113,355	109,735	(3,620)
	10/03/2008	93,323	93,219	(104)
Euro	10/01/2008	389,809	382,760	(7,049)
	10/02/2008	328,260	321,272	(6,988)
	10/03/2008	1,885,187	1,847,070	(38,117)
	10/24/2008	3,796,683	3,627,587	(169,096)
	10/28/2008	2,398,127	2,295,226	(102,901)
	11/13/2008	3,826,738	3,749,377	(77,361)
	11/28/2008	143,658	145,013	1,355
	12/17/2008	4,605,708	4,203,523	(402,185)
British Pound Sterling	10/02/2008	678,463	668,035	(10,428)
	10/03/2008	815,153	814,508	(645)
Hong Kong Dollar	10/03/2008	506,923	506,910	(13)
Japanese Yen	10/01/2008	149,660	149,163	(497)
	10/02/2008	1,133,417	1,118,477	(14,940)
	10/03/2008	332,852	332,166	(686)
	10/17/2008	3,764,215	3,780,285	16,070
	11/19/2008	4,019,774	4,040,882	21,108
	11/28/2008	2,441,046	2,459,961	18,915
	12/04/2008	5,946,676	6,029,826	83,150
	12/17/2008	462,606	465,979	3,373
Mexican Peso	10/02/2008	84,278	84,990	712
	10/03/2008	46,607	46,631	24
Norwegian Krone	10/02/2008	147,291	145,101	(2,190)
	10/03/2008	227,979	228,497	518
		Net Loss on Purchase Contracts		$(807,915)
Sale Contracts
Canadian Dollar	10/02/2008	$441,720	$437,974	$3,746
	10/24/2008	3,796,683	3,700,109	96,574
	11/05/2008	5,279,000	5,187,293	91,707
Swiss Franc	10/02/2008	104,903	101,871	3,032
	10/03/2008	497,891	497,510	381
	12/19/2008	1,769,000	1,774,663	(5,663)
Euro	10/01/2008	219,175	212,517	6,658
	10/02/2008	81,480	79,392	2,088
	10/03/2008	657,133	633,184	23,949
	11/13/2008	4,922,000	4,703,766	218,234

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Japanese Yen	10/01/2008	$641,169	$640,786	$383
	10/03/2008	117,965	117,372	593
	10/17/2008	3,853,149	3,780,285	72,864
	10/28/2008	2,398,127	2,450,409	(52,282)
	11/19/2008	5,079,816	5,270,351	(190,535)
	12/04/2008	6,140,851	6,029,825	111,026
Mexican Peso	10/01/2008	19,109	19,316	(207)
	10/02/2008	49,458	49,406	52
Norwegian Krone	10/01/2008	119,621	115,391	4,230
	10/02/2008	20,098	19,766	332
Swedish Krona	10/02/2008	288,992	282,948	6,044
Singapore Dollar	10/02/2008	147,466	146,486	980
South African Rand	10/01/2008	205,577	203,730	1,847
	10/02/2008	222,139	218,236	3,903
	10/03/2008	38,379	37,570	809
	10/06/2008	25,655	25,759	(104)
	10/07/2008	155,850	157,194	(1,344)
		Net Gain on Sale Contracts		$399,297
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(408,618)

Diversified Assets Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	10/03/2008	$14,532,775	$14,233,582	$(299,193)
Canadian Dollar	10/03/2008	18,641,689	18,472,399	(169,290)
Swiss Franc	10/03/2008	20,236,795	20,237,947	1,152
	12/17/2008	293,863	287,527	(6,336)
Euro	10/03/2008	42,436,699	40,673,371	(1,763,328)
	11/05/2008	37,284,214	37,265,390	(18,824)
British Pound Sterling	10/03/2008	23,876,920	23,336,518	(540,402)
	11/05/2008	21,395,543	21,331,388	(64,155)
Japanese Yen	10/03/2008	14,192,034	14,241,156	49,122
	12/17/2008	18,710,517	19,017,582	307,065
Norwegian Krone	10/03/2008	9,105,058	9,021,863	(83,195)
	12/17/2008	34,704,503	33,880,280	(824,223)
New Zealand Dollar	10/03/2008	7,735,089	7,464,547	(270,542)
	11/05/2008	6,220,738	6,226,999	6,261
	12/17/2008	11,941,740	11,935,020	(6,720)
Swedish Krona	10/03/2008	19,909,246	18,931,151	(978,095)
	10/22/2008	2,895,010	2,825,363	(69,647)
	11/05/2008	5,564,618	5,604,344	39,726
	12/17/2008	23,170,481	22,968,657	(201,824)
		Net Loss on Purchase Contracts		$(4,892,448)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	10/03/2008	$15,430,713	$14,233,581	$1,197,132
	11/05/2008	8,065,454	8,082,210	(16,756)
Canadian Dollar	10/03/2008	18,536,756	18,472,400	64,356
	11/05/2008	10,801,749	10,812,289	(10,540)
	12/17/2008	23,191,095	23,547,078	(355,983)
Swiss Franc	10/03/2008	20,689,263	20,237,947	451,316
	11/05/2008	7,151,180	7,135,920	15,260
	12/17/2008	24,581,673	25,092,791	(511,118)
Euro	10/03/2008	40,728,228	40,673,370	54,858
	10/08/2008	2,691,102	2,627,188	63,914
	12/17/2008	11,147,920	11,298,506	(150,586)
British Pound Sterling	10/03/2008	23,386,143	23,336,518	49,625
	12/17/2008	29,708,860	30,305,277	(596,417)
Japanese Yen	10/03/2008	14,084,927	14,241,156	(156,229)
	11/05/2008	10,671,072	10,656,763	14,309
Norwegian Krone	10/03/2008	9,770,081	9,021,863	748,218
	11/05/2008	5,151,174	5,184,351	(33,177)
New Zealand Dollar	10/03/2008	7,490,197	7,464,547	25,650
Swedish Krona	10/03/2008	13,641,661	13,331,839	309,822
		Net Gain on Sale Contracts		$1,163,654
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(3,728,794)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2008	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro	12/17/2008	$2,751,498	$2,767,644	$16,146
British Pound Sterling	12/17/2008	1,723,270	1,740,822	17,552
Japanese Yen	12/17/2008	2,292,009	2,313,808	21,799
		Net Gain On Purchase Contracts		$55,497
Sale Contracts
Australian Dollar	10/01/2008	$115,166	$115,185	$(19)
Euro	10/01/2008	225,925	226,214	(289)
	12/17/2008	1,206,778	1,190,579	16,199
British Pound Sterling	10/01/2008	212,495	212,377	118
	12/17/2008	552,288	541,931	10,357
Japanese Yen	10/01/2008	252,414	251,600	814
	12/17/2008	765,417	762,842	2,575
Swedish Krona	10/01/2008	101,133	101,662	(529)
		Net Gain on Sale Contracts		$29,226
		Net Unrealized Gain on Forward Foreign Currency Contracts		$84,723

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. Option contract transactions may incur a commission, in addition to the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the period ended September 30, 2008 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	23	$8,910	100	$41,862	123	$50,772
Contracts written	220	271,309	164	171,949	384	443,258
Contracts closed	(23)	(24,625)	—	—	(23)	(24,625)
Contracts expired	(220)	(255,594)	(264)	(213,811)	(484)	(469,405)
Ending balance as of 09/30/2008	—	$—	—	$—	—	$—

Diversified Assets Fund

	Call Options		Put Options		Total
	# Contracts	Premium	# Contracts	Premium	# Contracts	Premium
Beginning balance as of 01/01/2008	—	$—	910	$237,171	910	$237,171
Contracts written	1,960	541,397	910	312,990	2,870	854,387
Contracts closed	(1,590)	(444,138)	(1,820)	(550,161)	(3,410)	(994,299)
Contracts expired	—	—	—	—	—	—
Ending balance as of 09/30/2008	370	$97,259	—	$—	370	$97,259

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	Swiss Market Index	370	6,788.00	12/17/2008	$(11,537)

Swap Agreements

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. An inflation swap agreement is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The swaps listed below are marked to market daily using a Bloomberg Swap Curve Calculator, or other third party pricing vendors, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. The risks associated with swap agreements include the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreements. In certain types of swap transactions, the risk of loss is increased because the fund may be required to make higher payments as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments. At September 30, 2008, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
AUD 8,700,000	6/15/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 8,700,000 Australian Dollar (AUD), entered into by PIMCO on June 19, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 7.0% and pay a floating rate of the 6-month Australian Bank Bill (the floating index), resetting every six months, during the period from June 16, 2008 to June 15, 2010.	$66,082
AUD 2,500,000	3/15/2010	This is an Interest Rate Swap Agreement with UBS AG, notional amount AUD 2,500,000, entered into by PIMCO on February 29, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 7.5% and pay a floating rate of the 3-month Australian Bank Bill (the floating index), resetting every quarter, during the period from June 15, 2009 to March 15, 2010.	25,756

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
BRL 6,600,000	1/2/2012	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 6,600,000 Brazilian Real (BRL), entered into by PIMCO on January 3, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 12.54% and pay a floating rate of the Brazil Cetip Interbank Deposit (the floating index) at maturity, resetting daily, during the period from December 4, 2007 to January 2, 2012.	$(179,887)
EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 2,000,000 Euro (EUR), entered into by PIMCO on December 21, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	(10,916)
EUR 2,000,000	3/19/2010	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount EUR 2,000,000, entered into by PIMCO on December 21, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 4.5% and pay a floating rate of 6 month EURIBOR rate (the floating index), resetting every six months, during the period from March 19, 2008 to March 19, 2010.	54,439
EUR 1,100,000	9/14/2012	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount EUR 1,100,000, entered into by PIMCO on September 12, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 2.07% and pay the French Non-Revised Index of Consumer Prices excluding Tobacco (the Inflation Index) during the period from September 14, 2007 to September 14, 2012.	(40,234)
JPY 200,000,000	3/18/2009	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, notional amount 200,000,000 Japanese Yen (JPY), entered into by PIMCO on June 5, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 1% and pay a floating rate of 6-month Japanese LIBOR (the floating index), resetting every six months, during the period from March 19, 2008 to March 18, 2009.	4
USD 3,200,000	3/5/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount $3,200,000, entered into by PIMCO on March 3, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 2.97% and pay a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 5, 2008 to March 5, 2018.	124,553

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 3,600,000	3/6/2018	This is an Inflation Rate Swap Agreement with Morgan Stanley Capital Services, notional amount $3,600,000, entered into by PIMCO on March 4, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 2.98% and pay a floating rate of Consumer Price All Urban Non-Seasonally Adjusted Index (the floating index), at maturity, during the period from March 6, 2008 to March 6, 2018.	$143,370
USD 8,400,000	6/18/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, total notional amount $8,400,000, entered into by PIMCO on January 2, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 18, 2008 to June 18, 2010.	210,476
GBP 1,000,000	3/20/2013	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 1,000,000 British Pound (GBP), entered into by PIMCO on February 1, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 5.0% and pay a floating rate of 6-month LIBOR (the floating index), resetting every six months, during the period from March 20, 2008 to March 20, 2013.	(16,591)
GBP 200,000	9/10/2027	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount GBP 200,000 entered into by PIMCO on September 10, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 3.44% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from September 10, 2007 to September 10, 2027.	(37,986)
GBP 500,000	12/19/2017	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, total notional amount GBP 500,000, entered into by PIMCO on December 19, 2007 (notional GBP 200,000) and on December 21, 2007 (notional GBP 300,000). In this swap, the fund has contractually arranged to receive a fixed rate of 3.1825% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 19, 2007 to December 19, 2017.	(45,385)
GBP 400,000	12/14/2017	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount GBP 400,000, entered into by PIMCO on December 7, 2007. In this swap, the fund has contractually arranged to receive a fixed rate of 3.25% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from December 14, 2007 to December 14, 2017.	(32,224)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
GBP 400,000	1/3/2018	This is an Inflation Rate Swap Agreement with Goldman Sachs Capital Markets, notional amount GBP 400,000, entered into by PIMCO on January 3, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 3.11% and pay the UK Non-revised Retail Price Index All Items (the inflation index) during the period from January 3, 2008 to January 03, 2018.	$(39,777)
USD 800,000	6/18/2010	This is an Interest Rate Swap Agreement with Bank of America, total notional amount $800,000, entered into by PIMCO on April 23, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 4.0% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from January 8, 2008 to June 18, 2010.	4,406
USD 400,000	12/17/2038	This is an Interest Rate Swap Agreement with Citibank, total notional amount $400,000, entered into by PIMCO on August 7, 2008. In this swap, the fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every six months, during the period from December 17, 2008 to December 17, 2038.	(31,679)
USD 300,000	12/17/2038	This is an Interest Rate Swap Agreement with Bank of America, total notional amount $300,000, entered into by PIMCO on August 7, 2008. In this swap, the fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every six months, during the period from December 17, 2008 to December 17, 2038.	(23,669)
USD 2,900,000	12/17/2018	This is an Interest Rate Swap Agreement with Barclays Bank PLC, total notional amount $2,900,000, entered into by PIMCO on September 15, 2008. In this swap, the fund has contractually arranged to pay a fixed rate of 5.0% and receive a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from June 17, 2009 to December 17, 2018.	(185,417)
		Total Unrealized Gain (Loss)	$(14,679)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
USD 43,500,000	11/27/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to U.S. 10-Year Treasury Note futures contracts, notional amount $43,500,000, entered into by Analytic Investors on August 27, 2008. In this swap, the fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$(336,436)
USD 32,000,000	9/15/2010	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc. notional amount $32,000,000, entered into by Drake Capital Management on September 11, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 3.08% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from March 15, 2009 to September 15, 2010.	(89,910)
USD 76,000,000	9/15/2009	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., notional amount $76,000,000, entered into by Drake Capital Management on September 11, 2008. In this swap, the fund has contractually arranged to receive a fixed rate of 2.845% and pay a floating rate of 3-month LIBOR (the floating index), resetting every quarter, during the period from March 15, 2009 to September 15, 2009.	(86,382)
GBP (3,000,000)	11/26/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Long Gilt futures contracts, notional amount GBP (3,000,000), entered into by Analytic Investors on September 9, 2008. In this swap, the fund has contractually arranged to pay the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or receive the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	(17,598)
EUR (7,800,000)	12/05/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Bund futures contracts, notional amount EUR (7,800,000), entered into by Analytic Investors on September 5, 2008. In this swap, the fund has contractually arranged to pay the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or receive the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	(82,347)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Gain/(Loss)
JPY 2,500,000	12/09/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to the Japanese 10-Year Bond (TSE) futures contracts, notional amount JPY 2,500,000, entered into by Analytic Investors on September 5, 2008. In this swap, the fund has contractually arranged to receive the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or pay the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	$(338,475)
GBP (19,000,000)	11/26/2008	This is a Total Return Swap Agreement with Morgan Stanley Capital Services, Inc. with respect to Long Gilt futures contracts, notional amount GBP (19,000,000), entered into by Analytic Investors on August 26, 2008. In this swap, the fund has contractually arranged to pay the total return that would otherwise be realized on the underlying futures contracts if the total return is positive or receive the total return that would otherwise be realized on the underlying futures contracts if the total return is negative.	(101,320)
		Total Unrealized Gain (Loss)	$(1,052,468)

SwapOptions (“Swaptions”)

A swaption combines the features of an option and an interest rate swap. A swaption is an option to buy or sell an interest rate swap. Depending on the terms of the particular swaption, a fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities. Written swaption activity for the period ended September 30, 2008 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2008	$3,600,000	$103,985	$3,600,000	$98,010	$7,200,000	$201,995
Notional written	2,200,000	57,970	—	—	2,200,000	57,970
Notional closed	—	—	—	—	—	—
Notional expired	(3,600,000)	(103,985)	(3,600,000)	(98,010)	(7,200,000)	(201,995)
Ending balance as of 09/30/2008	$2,200,000	$57,970	$—	$—	$2,200,000	$57,970

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Inflation Protected Securities Fund

Exchange	Contract	Notional Amount	Strike Price	Expiration Date	Unrealized Gain/(Loss)
OTC	Call — Interest Rate Swap	$2,200,000	4.30%	2/2/2009	$10,344

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. Collateral will be valued daily and additional collateral obtained as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

Tax Basis Unrealized Appreciation (Depreciation)

The cost of investments on a tax basis includes adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end. At September 30, 2008, tax basis unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$374,696,263	$—	$—	$—
Low Duration Bond	524,616,827	1,051,164	17,141,236	(16,090,072)
Inflation Protected Securities	389,598,635	—	14,994,890	(14,994,890)
Asset Allocation	566,635,076	107,003,399	89,224,616	17,778,783
Equity Income	1,632,513,394	199,320,741	303,536,826	(104,216,085)
Growth & Income	1,005,958,729	58,846,493	118,087,220	(59,240,727)
Growth	2,188,840,418	34,892,266	208,460,572	(173,568,306)
Select Value	324,723,382	—	35,108,720	(35,108,720)
Aggressive Opportunities	1,177,799,369	83,180,389	190,749,626	(107,569,237)
Discovery	199,162,309	2,172,320	29,731,101	(27,558,781)
International	1,138,574,405	16,410,568	196,333,879	(179,923,311)
Diversified Assets	413,034,978	934,848	4,687,942	(3,753,094)
Core Bond Index	1,225,735,558	10,433,365	38,642,188	(28,208,823)
500 Stock Index	237,806,606	165,846,694	60,724,934	105,121,760
Broad Market Index	452,464,915	123,908,358	15,885,913	108,022,445
Mid/Small Company Index	225,226,119	31,444,681	25,985,265	5,459,416
Overseas Equity Index	189,769,911	11,225,768	27,219,663	(15,993,895)
Model Portfolio Savings Oriented	313,359,052	—	23,024,828	(23,024,828)
Model Portfolio Conservative Growth	569,965,801	—	46,147,345	(46,147,345)
Model Portfolio Traditional Growth	1,427,017,381	—	151,769,617	(151,769,617)
Model Portfolio Long-Term Growth	1,622,158,829	—	177,893,058	(177,893,058)
Model Portfolio All-Equity Growth	603,633,129	—	113,825,984	(113,825,984)
Milestone Retirement Income	55,287,542	—	6,245,709	(6,245,709)
Milestone 2010	82,621,135	—	10,082,778	(10,082,778)
Milestone 2015	158,003,740	—	23,475,589	(23,475,589)
Milestone 2020	144,447,914	—	22,598,611	(22,598,611)
Milestone 2025	107,594,099	—	18,705,080	(18,705,080)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Milestone 2030	$84,902,467	$—	$15,784,869	$(15,784,869)
Milestone 2035	49,932,474	—	9,986,659	(9,986,659)
Milestone 2040	49,396,352	—	10,340,565	(10,340,565)

Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of September 30, 2008, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to, the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral at September 30, 2008, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$39,314,489	$40,089,950	102%
Inflation Protected Securities	29,093,584	30,309,693	104%
Asset Allocation	28,169,716	28,995,931	103%
Equity Income	121,659,787	126,077,193	104%
Growth & Income	37,960,444	39,103,795	103%
Growth	79,518,331	81,471,478	102%
Select Value	30,378,552	31,154,553	103%
Aggressive Opportunities	191,865,988	198,064,364	103%
Discovery	23,169,903	23,883,935	103%
International	65,317,860	68,648,972	105%
Core Bond Index	199,706,898	203,741,844	102%
500 Stock Index	19,818,024	20,379,700	103%
Broad Market Index	54,349,684	55,941,863	103%
Mid/Small Company Index	37,232,976	38,391,764	103%
Overseas Equity Index	10,730,365	11,287,947	105%

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	December 1, 2008

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer
Date	December 1, 2008